Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PIMCO FUNDS
Entity Central Index Key	0000810893
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000215594
Shareholder Report [Line Items]
Fund Name	PIMCO Climate Bond Fund
Class Name	Class A
Trading Symbol	PCEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.94%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to investment grade corporate credit contributed to relative performance versus the Bloomberg MSCI Global Green Bond Index, USD Hedged ("Index"), as spreads modestly tightened.

  Curve positioning in the United States, primarily overweight exposure to the intermediate portion of the yield curve, contributed to relative performance versus the Index, as yields decreased.

  Curve positioning in the European Union, primarily overweight exposure to the intermediate portion of the yield curve, contributed to relative performance versus the Index, as yields decreased.

  Curve positioning in the United Kingdom, primarily overweight exposure to the long end of the yield curve, detracted from relative performance versus the Index, as yields rose.

  Long exposure to agencies, particularly a European state development bank, detracted from relative performance versus the Index, as spreads widened due to growing consumer uncertainty as markets remain volatile.

  Long exposure to select government-related bonds, specifically France and Belgium, detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg MSCI Global Green Bond Index, USD Hedged
12/10/19	$9,775	$10,000	$10,000
12/31/19	$9,782	$9,999	$9,965
1/31/20	$9,990	$10,179	$10,200
2/29/20	$10,060	$10,304	$10,311
3/31/20	$9,296	$10,143	$9,905
4/30/20	$9,642	$10,308	$10,150
5/31/20	$9,821	$10,337	$10,175
6/30/20	$10,040	$10,388	$10,304
7/31/20	$10,175	$10,502	$10,453
8/31/20	$10,161	$10,426	$10,395
9/30/20	$10,177	$10,464	$10,481
10/31/20	$10,185	$10,465	$10,539
11/30/20	$10,341	$10,524	$10,601
12/31/20	$10,403	$10,557	$10,630
1/31/21	$10,391	$10,500	$10,583
2/28/21	$10,300	$10,337	$10,390
3/31/21	$10,229	$10,296	$10,364
4/30/21	$10,307	$10,323	$10,343
5/31/21	$10,345	$10,346	$10,348
6/30/21	$10,384	$10,396	$10,404
7/31/21	$10,475	$10,526	$10,587
8/31/21	$10,487	$10,505	$10,545
9/30/21	$10,428	$10,405	$10,420
10/31/21	$10,348	$10,378	$10,364
11/30/21	$10,319	$10,452	$10,486
12/31/21	$10,346	$10,410	$10,386
1/31/22	$10,134	$10,246	$10,204
2/28/22	$9,954	$10,110	$9,961
3/31/22	$9,753	$9,892	$9,709
4/30/22	$9,463	$9,626	$9,359
5/31/22	$9,415	$9,613	$9,241
6/30/22	$9,173	$9,467	$8,987
7/31/22	$9,474	$9,708	$9,398
8/31/22	$9,171	$9,455	$8,960
9/30/22	$8,798	$9,151	$8,587
10/31/22	$8,773	$9,120	$8,579
11/30/22	$9,079	$9,352	$8,883
12/31/22	$9,010	$9,242	$8,620
1/31/23	$9,296	$9,455	$8,871
2/28/23	$9,132	$9,304	$8,690
3/31/23	$9,262	$9,510	$8,874
4/30/23	$9,334	$9,559	$8,913
5/31/23	$9,279	$9,522	$8,910
6/30/23	$9,227	$9,516	$8,902
7/31/23	$9,303	$9,519	$8,939
8/31/23	$9,294	$9,507	$8,954
9/30/23	$9,164	$9,343	$8,791
10/31/23	$9,122	$9,277	$8,791
11/30/23	$9,453	$9,596	$9,093
12/31/23	$9,765	$9,902	$9,443
1/31/24	$9,789	$9,883	$9,410
2/29/24	$9,692	$9,815	$9,325
3/31/24	$9,787	$9,904	$9,446
4/30/24	$9,622	$9,744	$9,309
5/31/24	$9,729	$9,830	$9,357
6/30/24	$9,799	$9,916	$9,410
7/31/24	$10,007	$10,107	$9,614
8/31/24	$10,105	$10,218	$9,684
9/30/24	$10,222	$10,337	$9,805
10/31/24	$10,068	$10,197	$9,723
11/30/24	$10,187	$10,318	$9,904
12/31/24	$10,097	$10,239	$9,805
1/31/25	$10,160	$10,278	$9,830
2/28/25	$10,324	$10,402	$9,926
3/31/25	$10,292	$10,359	$9,792

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/10/19
Class A (excluding sales charge)	5.16%	2.06%	0.98%
Class A (including sales charge)	2.82%	1.59%	0.54%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	0.67%
Bloomberg MSCI Global Green Bond Index, USD Hedged	3.67%	(0.23%)	(0.39%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 29,126,000
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 56,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$29,126
# of Portfolio Holdings	275
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid During the Reporting Period	$56
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	60.4%
Sovereign Issues	9.6%
U.S. Government Agencies	6.0%
Asset-Backed Securities	2.7%
Non-Agency Mortgage-Backed Securities	1.6%
Municipal Bonds & Notes	0.7%
Short-Term Instruments	16.8%
Financial Derivative Instruments	(1.1%)
Other Assets and Liabilities, Net	3.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000215598
Shareholder Report [Line Items]
Fund Name	PIMCO Climate Bond Fund
Class Name	Class C
Trading Symbol	PCECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$173	1.69%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to investment grade corporate credit contributed to relative performance versus the Bloomberg MSCI Global Green Bond Index, USD Hedged ("Index"), as spreads modestly tightened.

  Curve positioning in the United States, primarily overweight exposure to the intermediate portion of the yield curve, contributed to relative performance versus the Index, as yields decreased.

  Curve positioning in the European Union, primarily overweight exposure to the intermediate portion of the yield curve, contributed to relative performance versus the Index, as yields decreased.

  Curve positioning in the United Kingdom, primarily overweight exposure to the long end of the yield curve, detracted from relative performance versus the Index, as yields rose.

  Long exposure to agencies, particularly a European state development bank, detracted from relative performance versus the Index, as spreads widened due to growing consumer uncertainty as markets remain volatile.

  Long exposure to select government-related bonds, specifically France and Belgium, detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg MSCI Global Green Bond Index, USD Hedged
12/10/19	$10,000	$10,000	$10,000
12/31/19	$10,003	$9,999	$9,965
1/31/20	$10,208	$10,179	$10,200
2/29/20	$10,273	$10,304	$10,311
3/31/20	$9,488	$10,143	$9,905
4/30/20	$9,835	$10,308	$10,150
5/31/20	$10,012	$10,337	$10,175
6/30/20	$10,228	$10,388	$10,304
7/31/20	$10,360	$10,502	$10,453
8/31/20	$10,340	$10,426	$10,395
9/30/20	$10,350	$10,464	$10,481
10/31/20	$10,350	$10,465	$10,539
11/30/20	$10,502	$10,524	$10,601
12/31/20	$10,557	$10,557	$10,630
1/31/21	$10,539	$10,500	$10,583
2/28/21	$10,441	$10,337	$10,390
3/31/21	$10,363	$10,296	$10,364
4/30/21	$10,435	$10,323	$10,343
5/31/21	$10,467	$10,346	$10,348
6/30/21	$10,500	$10,396	$10,404
7/31/21	$10,585	$10,526	$10,587
8/31/21	$10,590	$10,505	$10,545
9/30/21	$10,524	$10,405	$10,420
10/31/21	$10,436	$10,378	$10,364
11/30/21	$10,400	$10,452	$10,486
12/31/21	$10,421	$10,410	$10,386
1/31/22	$10,201	$10,246	$10,204
2/28/22	$10,014	$10,110	$9,961
3/31/22	$9,806	$9,892	$9,709
4/30/22	$9,507	$9,626	$9,359
5/31/22	$9,454	$9,613	$9,241
6/30/22	$9,205	$9,467	$8,987
7/31/22	$9,501	$9,708	$9,398
8/31/22	$9,191	$9,455	$8,960
9/30/22	$8,811	$9,151	$8,587
10/31/22	$8,781	$9,120	$8,579
11/30/22	$9,082	$9,352	$8,883
12/31/22	$9,006	$9,242	$8,620
1/31/23	$9,287	$9,455	$8,871
2/28/23	$9,117	$9,304	$8,690
3/31/23	$9,241	$9,510	$8,874
4/30/23	$9,308	$9,559	$8,913
5/31/23	$9,248	$9,522	$8,910
6/30/23	$9,189	$9,516	$8,902
7/31/23	$9,259	$9,519	$8,939
8/31/23	$9,244	$9,507	$8,954
9/30/23	$9,110	$9,343	$8,791
10/31/23	$9,061	$9,277	$8,791
11/30/23	$9,384	$9,596	$9,093
12/31/23	$9,689	$9,902	$9,443
1/31/24	$9,706	$9,883	$9,410
2/29/24	$9,605	$9,815	$9,325
3/31/24	$9,692	$9,904	$9,446
4/30/24	$9,524	$9,744	$9,309
5/31/24	$9,622	$9,830	$9,357
6/30/24	$9,686	$9,916	$9,410
7/31/24	$9,885	$10,107	$9,614
8/31/24	$9,976	$10,218	$9,684
9/30/24	$10,085	$10,337	$9,805
10/31/24	$9,927	$10,197	$9,723
11/30/24	$10,038	$10,318	$9,904
12/31/24	$9,943	$10,239	$9,805
1/31/25	$9,999	$10,278	$9,830
2/28/25	$10,154	$10,402	$9,926
3/31/25	$10,117	$10,359	$9,792

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/10/19
Class C (excluding sales charge)	4.38%	1.29%	0.22%
Class C (including sales charge)	3.38%	1.29%	0.22%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	0.67%
Bloomberg MSCI Global Green Bond Index, USD Hedged	3.67%	(0.23%)	(0.39%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 29,126,000
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 56,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$29,126
# of Portfolio Holdings	275
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid During the Reporting Period	$56
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	60.4%
Sovereign Issues	9.6%
U.S. Government Agencies	6.0%
Asset-Backed Securities	2.7%
Non-Agency Mortgage-Backed Securities	1.6%
Municipal Bonds & Notes	0.7%
Short-Term Instruments	16.8%
Financial Derivative Instruments	(1.1%)
Other Assets and Liabilities, Net	3.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000215597
Shareholder Report [Line Items]
Fund Name	PIMCO Climate Bond Fund
Class Name	I-2
Trading Symbol	PCEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to investment grade corporate credit contributed to relative performance versus the Bloomberg MSCI Global Green Bond Index, USD Hedged ("Index"), as spreads modestly tightened.

  Curve positioning in the United States, primarily overweight exposure to the intermediate portion of the yield curve, contributed to relative performance versus the Index, as yields decreased.

  Curve positioning in the European Union, primarily overweight exposure to the intermediate portion of the yield curve, contributed to relative performance versus the Index, as yields decreased.

  Curve positioning in the United Kingdom, primarily overweight exposure to the long end of the yield curve, detracted from relative performance versus the Index, as yields rose.

  Long exposure to agencies, particularly a European state development bank, detracted from relative performance versus the Index, as spreads widened due to growing consumer uncertainty as markets remain volatile.

  Long exposure to select government-related bonds, specifically France and Belgium, detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg MSCI Global Green Bond Index, USD Hedged
12/10/19	$1,000,000	$1,000,000	$1,000,000
12/31/19	$1,000,912	$999,870	$996,507
1/31/20	$1,022,342	$1,017,914	$1,020,013
2/29/20	$1,029,721	$1,030,372	$1,031,099
3/31/20	$951,776	$1,014,336	$990,513
4/30/20	$987,464	$1,030,757	$1,015,000
5/31/20	$1,006,059	$1,033,679	$1,017,466
6/30/20	$1,028,637	$1,038,837	$1,030,441
7/31/20	$1,042,752	$1,050,190	$1,045,262
8/31/20	$1,041,560	$1,042,579	$1,039,519
9/30/20	$1,043,507	$1,046,388	$1,048,051
10/31/20	$1,044,552	$1,046,464	$1,053,852
11/30/20	$1,060,847	$1,052,435	$1,060,149
12/31/20	$1,067,452	$1,055,669	$1,063,021
1/31/21	$1,066,472	$1,050,006	$1,058,271
2/28/21	$1,057,387	$1,033,673	$1,039,036
3/31/21	$1,050,424	$1,029,601	$1,036,385
4/30/21	$1,058,696	$1,032,292	$1,034,330
5/31/21	$1,062,824	$1,034,596	$1,034,823
6/30/21	$1,067,144	$1,039,642	$1,040,449
7/31/21	$1,076,800	$1,052,563	$1,058,672
8/31/21	$1,078,212	$1,050,455	$1,054,543
9/30/21	$1,072,462	$1,040,537	$1,041,953
10/31/21	$1,064,530	$1,037,816	$1,036,448
11/30/21	$1,061,744	$1,045,219	$1,048,638
12/31/21	$1,064,864	$1,040,980	$1,038,599
1/31/22	$1,043,241	$1,024,625	$1,020,429
2/28/22	$1,024,976	$1,010,996	$996,116
3/31/22	$1,004,532	$989,202	$970,945
4/30/22	$974,864	$962,616	$935,878
5/31/22	$970,195	$961,292	$924,105
6/30/22	$945,498	$946,703	$898,738
7/31/22	$976,778	$970,816	$939,757
8/31/22	$945,794	$945,472	$895,998
9/30/22	$907,491	$915,120	$858,743
10/31/22	$905,144	$911,988	$857,862
11/30/22	$936,971	$935,229	$888,338
12/31/22	$930,057	$924,191	$861,967
1/31/23	$959,910	$945,478	$887,054
2/28/23	$943,109	$930,397	$869,024
3/31/23	$956,835	$951,028	$887,398
4/30/23	$964,472	$955,924	$891,341
5/31/23	$959,076	$952,161	$891,013
6/30/23	$953,934	$951,593	$890,224
7/31/23	$961,984	$951,901	$893,859
8/31/23	$961,289	$950,705	$895,414
9/30/23	$948,156	$934,310	$879,065
10/31/23	$943,939	$927,676	$879,120
11/30/23	$978,430	$959,572	$909,279
12/31/23	$1,011,073	$990,239	$944,305
1/31/24	$1,013,762	$988,298	$941,023
2/29/24	$1,003,986	$981,516	$932,470
3/31/24	$1,014,000	$990,367	$944,557
4/30/24	$997,252	$974,421	$930,939
5/31/24	$1,008,556	$983,044	$935,736
6/30/24	$1,016,048	$991,574	$940,972
7/31/24	$1,037,846	$1,010,730	$961,442
8/31/24	$1,048,324	$1,021,800	$968,409
9/30/24	$1,060,647	$1,033,657	$980,498
10/31/24	$1,044,985	$1,019,669	$972,282
11/30/24	$1,057,597	$1,031,781	$990,351
12/31/24	$1,048,553	$1,023,863	$980,512
1/31/25	$1,055,334	$1,027,830	$983,030
2/28/25	$1,072,573	$1,040,206	$992,631
3/31/25	$1,069,519	$1,035,866	$979,219

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/10/19
I-2	5.48%	2.36%	1.27%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	0.67%
Bloomberg MSCI Global Green Bond Index, USD Hedged	3.67%	(0.23%)	(0.39%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 29,126,000
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 56,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$29,126
# of Portfolio Holdings	275
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid During the Reporting Period	$56
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	60.4%
Sovereign Issues	9.6%
U.S. Government Agencies	6.0%
Asset-Backed Securities	2.7%
Non-Agency Mortgage-Backed Securities	1.6%
Municipal Bonds & Notes	0.7%
Short-Term Instruments	16.8%
Financial Derivative Instruments	(1.1%)
Other Assets and Liabilities, Net	3.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000215595
Shareholder Report [Line Items]
Fund Name	PIMCO Climate Bond Fund
Class Name	I-3
Trading Symbol	PCEWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to investment grade corporate credit contributed to relative performance versus the Bloomberg MSCI Global Green Bond Index, USD Hedged ("Index"), as spreads modestly tightened.

  Curve positioning in the United States, primarily overweight exposure to the intermediate portion of the yield curve, contributed to relative performance versus the Index, as yields decreased.

  Curve positioning in the European Union, primarily overweight exposure to the intermediate portion of the yield curve, contributed to relative performance versus the Index, as yields decreased.

  Curve positioning in the United Kingdom, primarily overweight exposure to the long end of the yield curve, detracted from relative performance versus the Index, as yields rose.

  Long exposure to agencies, particularly a European state development bank, detracted from relative performance versus the Index, as spreads widened due to growing consumer uncertainty as markets remain volatile.

  Long exposure to select government-related bonds, specifically France and Belgium, detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg MSCI Global Green Bond Index, USD Hedged
12/10/19	$1,000,000	$1,000,000	$1,000,000
12/31/19	$1,000,890	$999,870	$996,507
1/31/20	$1,022,283	$1,017,914	$1,020,013
2/29/20	$1,029,605	$1,030,372	$1,031,099
3/31/20	$951,629	$1,014,336	$990,513
4/30/20	$987,278	$1,030,757	$1,015,000
5/31/20	$1,005,855	$1,033,679	$1,017,466
6/30/20	$1,028,405	$1,038,837	$1,030,441
7/31/20	$1,042,465	$1,050,190	$1,045,262
8/31/20	$1,041,236	$1,042,579	$1,039,519
9/30/20	$1,043,146	$1,046,388	$1,048,051
10/31/20	$1,044,169	$1,046,464	$1,053,852
11/30/20	$1,060,413	$1,052,435	$1,060,149
12/31/20	$1,066,973	$1,055,669	$1,063,021
1/31/21	$1,065,932	$1,050,006	$1,058,271
2/28/21	$1,056,778	$1,033,673	$1,039,036
3/31/21	$1,049,761	$1,029,601	$1,036,385
4/30/21	$1,057,970	$1,032,292	$1,034,330
5/31/21	$1,062,053	$1,034,596	$1,034,823
6/30/21	$1,066,317	$1,039,642	$1,040,449
7/31/21	$1,075,915	$1,052,563	$1,058,672
8/31/21	$1,077,279	$1,050,455	$1,054,543
9/30/21	$1,071,485	$1,040,537	$1,041,953
10/31/21	$1,063,513	$1,037,816	$1,036,448
11/30/21	$1,060,691	$1,045,219	$1,048,638
12/31/21	$1,063,771	$1,040,980	$1,038,599
1/31/22	$1,042,157	$1,024,625	$1,020,429
2/28/22	$1,023,873	$1,010,996	$996,116
3/31/22	$1,003,407	$989,202	$970,945
4/30/22	$973,730	$962,616	$935,878
5/31/22	$969,027	$961,292	$924,105
6/30/22	$944,321	$946,703	$898,738
7/31/22	$975,519	$970,816	$939,757
8/31/22	$944,536	$945,472	$895,998
9/30/22	$906,246	$915,120	$858,743
10/31/22	$903,866	$911,988	$857,862
11/30/22	$935,616	$935,229	$888,338
12/31/22	$928,674	$924,191	$861,967
1/31/23	$958,447	$945,478	$887,054
2/28/23	$941,635	$930,397	$869,024
3/31/23	$955,301	$951,028	$887,398
4/30/23	$962,890	$955,924	$891,341
5/31/23	$957,462	$952,161	$891,013
6/30/23	$952,287	$951,593	$890,224
7/31/23	$960,287	$951,901	$893,859
8/31/23	$959,555	$950,705	$895,414
9/30/23	$946,412	$934,310	$879,065
10/31/23	$942,167	$927,676	$879,120
11/30/23	$976,579	$959,572	$909,279
12/31/23	$1,009,120	$990,239	$944,305
1/31/24	$1,011,770	$988,298	$941,023
2/29/24	$1,001,974	$981,516	$932,470
3/31/24	$1,011,930	$990,367	$944,557
4/30/24	$995,170	$974,421	$930,939
5/31/24	$1,006,407	$983,044	$935,736
6/30/24	$1,013,846	$991,574	$940,972
7/31/24	$1,035,573	$1,010,730	$961,442
8/31/24	$1,045,982	$1,021,800	$968,409
9/30/24	$1,058,241	$1,033,657	$980,498
10/31/24	$1,042,570	$1,019,669	$972,282
11/30/24	$1,055,114	$1,031,781	$990,351
12/31/24	$1,046,050	$1,023,863	$980,512
1/31/25	$1,052,771	$1,027,830	$983,030
2/28/25	$1,069,929	$1,040,206	$992,631
3/31/25	$1,066,838	$1,035,866	$979,219

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/10/19
I-3	5.43%	2.31%	1.23%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	0.67%
Bloomberg MSCI Global Green Bond Index, USD Hedged	3.67%	(0.23%)	(0.39%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 29,126,000
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 56,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$29,126
# of Portfolio Holdings	275
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid During the Reporting Period	$56
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	60.4%
Sovereign Issues	9.6%
U.S. Government Agencies	6.0%
Asset-Backed Securities	2.7%
Non-Agency Mortgage-Backed Securities	1.6%
Municipal Bonds & Notes	0.7%
Short-Term Instruments	16.8%
Financial Derivative Instruments	(1.1%)
Other Assets and Liabilities, Net	3.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000215596
Shareholder Report [Line Items]
Fund Name	PIMCO Climate Bond Fund
Class Name	Institutional Class
Trading Symbol	PCEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to investment grade corporate credit contributed to relative performance versus the Bloomberg MSCI Global Green Bond Index, USD Hedged ("Index"), as spreads modestly tightened.

  Curve positioning in the United States, primarily overweight exposure to the intermediate portion of the yield curve, contributed to relative performance versus the Index, as yields decreased.

  Curve positioning in the European Union, primarily overweight exposure to the intermediate portion of the yield curve, contributed to relative performance versus the Index, as yields decreased.

  Curve positioning in the United Kingdom, primarily overweight exposure to the long end of the yield curve, detracted from relative performance versus the Index, as yields rose.

  Long exposure to agencies, particularly a European state development bank, detracted from relative performance versus the Index, as spreads widened due to growing consumer uncertainty as markets remain volatile.

  Long exposure to select government-related bonds, specifically France and Belgium, detracted from relative performance versus the Index, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg MSCI Global Green Bond Index, USD Hedged
12/10/19	$1,000,000	$1,000,000	$1,000,000
12/31/19	$1,000,988	$999,870	$996,507
1/31/20	$1,022,541	$1,017,914	$1,020,013
2/29/20	$1,030,020	$1,030,372	$1,031,099
3/31/20	$952,152	$1,014,336	$990,513
4/30/20	$987,943	$1,030,757	$1,015,000
5/31/20	$1,006,659	$1,033,679	$1,017,466
6/30/20	$1,029,359	$1,038,837	$1,030,441
7/31/20	$1,043,580	$1,050,190	$1,045,262
8/31/20	$1,042,476	$1,042,579	$1,039,519
9/30/20	$1,044,513	$1,046,388	$1,048,051
10/31/20	$1,045,651	$1,046,464	$1,053,852
11/30/20	$1,062,049	$1,052,435	$1,060,149
12/31/20	$1,068,769	$1,055,669	$1,063,021
1/31/21	$1,067,851	$1,050,006	$1,058,271
2/28/21	$1,058,811	$1,033,673	$1,039,036
3/31/21	$1,051,919	$1,029,601	$1,036,385
4/30/21	$1,060,295	$1,032,292	$1,034,330
5/31/21	$1,064,513	$1,034,596	$1,034,823
6/30/21	$1,068,924	$1,039,642	$1,040,449
7/31/21	$1,078,689	$1,052,563	$1,058,672
8/31/21	$1,080,193	$1,050,455	$1,054,543
9/30/21	$1,074,521	$1,040,537	$1,041,953
10/31/21	$1,066,666	$1,037,816	$1,036,448
11/30/21	$1,063,961	$1,045,219	$1,048,638
12/31/21	$1,067,189	$1,040,980	$1,038,599
1/31/22	$1,045,624	$1,024,625	$1,020,429
2/28/22	$1,027,396	$1,010,996	$996,116
3/31/22	$1,006,990	$989,202	$970,945
4/30/22	$977,330	$962,616	$935,878
5/31/22	$972,728	$961,292	$924,105
6/30/22	$948,045	$946,703	$898,738
7/31/22	$979,491	$970,816	$939,757
8/31/22	$948,503	$945,472	$895,998
9/30/22	$910,173	$915,120	$858,743
10/31/22	$907,891	$911,988	$857,862
11/30/22	$939,895	$935,229	$888,338
12/31/22	$933,044	$924,191	$861,967
1/31/23	$963,068	$945,478	$887,054
2/28/23	$946,285	$930,397	$869,024
3/31/23	$960,145	$951,028	$887,398
4/30/23	$967,882	$955,924	$891,341
5/31/23	$962,548	$952,161	$891,013
6/30/23	$957,472	$951,593	$890,224
7/31/23	$965,630	$951,901	$893,859
8/31/23	$965,014	$950,705	$895,414
9/30/23	$951,917	$934,310	$879,065
10/31/23	$947,762	$927,676	$879,120
11/30/23	$982,471	$959,572	$909,279
12/31/23	$1,015,338	$990,239	$944,305
1/31/24	$1,018,122	$988,298	$941,023
2/29/24	$1,008,385	$981,516	$932,470
3/31/24	$1,018,533	$990,367	$944,557
4/30/24	$1,001,793	$974,421	$930,939
5/31/24	$1,013,241	$983,044	$935,736
6/30/24	$1,020,847	$991,574	$940,972
7/31/24	$1,042,840	$1,010,730	$961,442
8/31/24	$1,053,466	$1,021,800	$968,409
9/30/24	$1,065,933	$1,033,657	$980,498
10/31/24	$1,050,282	$1,019,669	$972,282
11/30/24	$1,063,053	$1,031,781	$990,351
12/31/24	$1,054,054	$1,023,863	$980,512
1/31/25	$1,060,964	$1,027,830	$983,030
2/28/25	$1,078,380	$1,040,206	$992,631
3/31/25	$1,075,394	$1,035,866	$979,219

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/10/19
Institutional Class	5.58%	2.46%	1.38%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	0.67%
Bloomberg MSCI Global Green Bond Index, USD Hedged	3.67%	(0.23%)	(0.39%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 29,126,000
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 56,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$29,126
# of Portfolio Holdings	275
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid During the Reporting Period	$56
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	60.4%
Sovereign Issues	9.6%
U.S. Government Agencies	6.0%
Asset-Backed Securities	2.7%
Non-Agency Mortgage-Backed Securities	1.6%
Municipal Bonds & Notes	0.7%
Short-Term Instruments	16.8%
Financial Derivative Instruments	(1.1%)
Other Assets and Liabilities, Net	3.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000065243
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Fund
Class Name	Class A
Trading Symbol	PUBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.19%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the curve and rose across the long end of the curve.

  Long exposure to the Turkish lira contributed to performance, as interest rate differentials generated positive returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate and long end of the Australian yield curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$9,621	$10,000	$10,000
4/30/15	$9,646	$9,944	$10,002
5/31/15	$9,684	$9,903	$10,005
6/30/15	$9,644	$9,780	$10,007
7/31/15	$9,652	$9,877	$10,009
8/31/15	$9,494	$9,851	$10,012
9/30/15	$9,280	$9,909	$10,014
10/31/15	$9,336	$9,941	$10,017
11/30/15	$9,367	$9,946	$10,019
12/31/15	$9,351	$9,919	$10,022
1/31/16	$9,211	$10,064	$10,027
2/29/16	$9,070	$10,161	$10,032
3/31/16	$9,287	$10,244	$10,037
4/30/16	$9,440	$10,262	$10,043
5/31/16	$9,476	$10,305	$10,048
6/30/16	$9,446	$10,501	$10,053
7/31/16	$9,570	$10,564	$10,058
8/31/16	$9,623	$10,559	$10,064
9/30/16	$9,709	$10,557	$10,069
10/31/16	$9,808	$10,455	$10,076
11/30/16	$9,743	$10,282	$10,083
12/31/16	$9,852	$10,311	$10,090
1/31/17	$9,952	$10,273	$10,099
2/28/17	$10,046	$10,361	$10,107
3/31/17	$10,126	$10,356	$10,115
4/30/17	$10,149	$10,426	$10,125
5/31/17	$10,208	$10,487	$10,135
6/30/17	$10,241	$10,458	$10,144
7/31/17	$10,283	$10,492	$10,155
8/31/17	$10,373	$10,588	$10,166
9/30/17	$10,417	$10,539	$10,177
10/31/17	$10,434	$10,583	$10,189
11/30/17	$10,452	$10,600	$10,200
12/31/17	$10,441	$10,624	$10,211
1/31/18	$10,479	$10,548	$10,226
2/28/18	$10,488	$10,524	$10,240
3/31/18	$10,495	$10,611	$10,255
4/30/18	$10,491	$10,572	$10,274
5/31/18	$10,567	$10,611	$10,294
6/30/18	$10,549	$10,631	$10,314
7/31/18	$10,598	$10,634	$10,334
8/31/18	$10,599	$10,667	$10,354
9/30/18	$10,603	$10,626	$10,374
10/31/18	$10,640	$10,605	$10,395
11/30/18	$10,592	$10,657	$10,415
12/31/18	$10,604	$10,811	$10,436
1/31/19	$10,735	$10,925	$10,460
2/28/19	$10,768	$10,938	$10,485
3/31/19	$10,828	$11,134	$10,509
4/30/19	$10,879	$11,141	$10,532
5/31/19	$10,911	$11,301	$10,555
6/30/19	$10,961	$11,460	$10,578
7/31/19	$10,971	$11,550	$10,598
8/31/19	$10,836	$11,812	$10,619
9/30/19	$10,861	$11,757	$10,639
10/31/19	$10,916	$11,737	$10,658
11/30/19	$10,964	$11,723	$10,677
12/31/19	$11,070	$11,699	$10,696
1/31/20	$11,074	$11,910	$10,713
2/29/20	$11,042	$12,056	$10,730
3/31/20	$10,482	$11,868	$10,748
4/30/20	$10,758	$12,060	$10,761
5/31/20	$10,943	$12,095	$10,774
6/30/20	$11,144	$12,155	$10,787
7/31/20	$11,255	$12,288	$10,789
8/31/20	$11,349	$12,199	$10,792
9/30/20	$11,364	$12,243	$10,795
10/31/20	$11,409	$12,244	$10,797
11/30/20	$11,503	$12,314	$10,799
12/31/20	$11,624	$12,352	$10,801
1/31/21	$11,681	$12,286	$10,803
2/28/21	$11,720	$12,095	$10,805
3/31/21	$11,708	$12,047	$10,808
4/30/21	$11,740	$12,078	$10,810
5/31/21	$11,758	$12,105	$10,811
6/30/21	$11,733	$12,164	$10,813
7/31/21	$11,736	$12,316	$10,815
8/31/21	$11,738	$12,291	$10,816
9/30/21	$11,728	$12,175	$10,817
10/31/21	$11,610	$12,143	$10,818
11/30/21	$11,589	$12,230	$10,820
12/31/21	$11,613	$12,180	$10,821
1/31/22	$11,537	$11,989	$10,823
2/28/22	$11,429	$11,829	$10,825
3/31/22	$11,243	$11,574	$10,827
4/30/22	$11,049	$11,263	$10,836
5/31/22	$11,075	$11,248	$10,845
6/30/22	$10,839	$11,077	$10,854
7/31/22	$11,024	$11,359	$10,869
8/31/22	$10,854	$11,063	$10,890
9/30/22	$10,600	$10,707	$10,912
10/31/22	$10,614	$10,671	$10,941
11/30/22	$10,756	$10,943	$10,975
12/31/22	$10,770	$10,814	$11,013
1/31/23	$10,949	$11,063	$11,054
2/28/23	$10,868	$10,886	$11,093
3/31/23	$10,914	$11,128	$11,137
4/30/23	$10,958	$11,185	$11,182
5/31/23	$10,961	$11,141	$11,230
6/30/23	$11,001	$11,134	$11,278
7/31/23	$11,084	$11,138	$11,327
8/31/23	$11,100	$11,124	$11,379
9/30/23	$11,034	$10,932	$11,429
10/31/23	$10,945	$10,854	$11,482
11/30/23	$11,283	$11,228	$11,533
12/31/23	$11,516	$11,586	$11,586
1/31/24	$11,575	$11,564	$11,639
2/29/24	$11,588	$11,484	$11,689
3/31/24	$11,704	$11,588	$11,742
4/30/24	$11,655	$11,401	$11,795
5/31/24	$11,777	$11,502	$11,849
6/30/24	$11,794	$11,602	$11,898
7/31/24	$11,935	$11,826	$11,956
8/31/24	$12,031	$11,956	$12,011
9/30/24	$12,170	$12,094	$12,063
10/31/24	$12,115	$11,931	$12,114
11/30/24	$12,263	$12,072	$12,161
12/31/24	$12,285	$11,980	$12,208
1/31/25	$12,384	$12,026	$12,254
2/28/25	$12,524	$12,171	$12,295
3/31/25	$12,571	$12,120	$12,341

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	7.41%	3.70%	2.71%
Class A (including sales charge)	3.41%	2.91%	2.31%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,870,244,000
Holdings Count | Holding	2,001
Advisory Fees Paid, Amount	$ 12,941,000
InvestmentCompanyPortfolioTurnover	919.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,870,244
# of Portfolio Holdings	2,001
Portfolio Turnover Rate	919%
Total Net Advisory Fees Paid During the Reporting Period	$12,941
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	71.2%
Corporate Bonds & Notes	17.3%
Sovereign Issues	14.2%
Asset-Backed Securities	11.8%
U.S. Treasury Obligations	11.0%
Non-Agency Mortgage-Backed Securities	6.0%
Loan Participations and Assignments	1.3%
Convertible Bonds & Notes	0.3%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	18.0%
Affiliated Investments	22.7%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(74.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000069483
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Fund
Class Name	Class C
Trading Symbol	PUBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.94%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the curve and rose across the long end of the curve.

  Long exposure to the Turkish lira contributed to performance, as interest rate differentials generated positive returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate and long end of the Australian yield curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,024	$9,944	$10,002
5/31/15	$10,057	$9,903	$10,005
6/30/15	$10,009	$9,780	$10,007
7/31/15	$10,011	$9,877	$10,009
8/31/15	$9,841	$9,851	$10,012
9/30/15	$9,614	$9,909	$10,014
10/31/15	$9,666	$9,941	$10,017
11/30/15	$9,692	$9,946	$10,019
12/31/15	$9,669	$9,919	$10,022
1/31/16	$9,518	$10,064	$10,027
2/29/16	$9,368	$10,161	$10,032
3/31/16	$9,585	$10,244	$10,037
4/30/16	$9,738	$10,262	$10,043
5/31/16	$9,768	$10,305	$10,048
6/30/16	$9,722	$10,501	$10,053
7/31/16	$9,843	$10,564	$10,058
8/31/16	$9,891	$10,559	$10,064
9/30/16	$9,973	$10,557	$10,069
10/31/16	$10,070	$10,455	$10,076
11/30/16	$9,997	$10,282	$10,083
12/31/16	$10,101	$10,311	$10,090
1/31/17	$10,198	$10,273	$10,099
2/28/17	$10,288	$10,361	$10,107
3/31/17	$10,364	$10,356	$10,115
4/30/17	$10,380	$10,426	$10,125
5/31/17	$10,434	$10,487	$10,135
6/30/17	$10,461	$10,458	$10,144
7/31/17	$10,498	$10,492	$10,155
8/31/17	$10,583	$10,588	$10,166
9/30/17	$10,622	$10,539	$10,177
10/31/17	$10,632	$10,583	$10,189
11/30/17	$10,644	$10,600	$10,200
12/31/17	$10,625	$10,624	$10,211
1/31/18	$10,657	$10,548	$10,226
2/28/18	$10,661	$10,524	$10,240
3/31/18	$10,661	$10,611	$10,255
4/30/18	$10,650	$10,572	$10,274
5/31/18	$10,721	$10,611	$10,294
6/30/18	$10,696	$10,631	$10,314
7/31/18	$10,739	$10,634	$10,334
8/31/18	$10,732	$10,667	$10,354
9/30/18	$10,730	$10,626	$10,374
10/31/18	$10,761	$10,605	$10,395
11/30/18	$10,705	$10,657	$10,415
12/31/18	$10,711	$10,811	$10,436
1/31/19	$10,836	$10,925	$10,460
2/28/19	$10,864	$10,938	$10,485
3/31/19	$10,918	$11,134	$10,509
4/30/19	$10,963	$11,141	$10,532
5/31/19	$10,987	$11,301	$10,555
6/30/19	$11,031	$11,460	$10,578
7/31/19	$11,034	$11,550	$10,598
8/31/19	$10,890	$11,812	$10,619
9/30/19	$10,909	$11,757	$10,639
10/31/19	$10,958	$11,737	$10,658
11/30/19	$10,999	$11,723	$10,677
12/31/19	$11,098	$11,699	$10,696
1/31/20	$11,095	$11,910	$10,713
2/29/20	$11,057	$12,056	$10,730
3/31/20	$10,489	$11,868	$10,748
4/30/20	$10,759	$12,060	$10,761
5/31/20	$10,937	$12,095	$10,774
6/30/20	$11,131	$12,155	$10,787
7/31/20	$11,235	$12,288	$10,789
8/31/20	$11,322	$12,199	$10,792
9/30/20	$11,330	$12,243	$10,795
10/31/20	$11,366	$12,244	$10,797
11/30/20	$11,453	$12,314	$10,799
12/31/20	$11,566	$12,352	$10,801
1/31/21	$11,616	$12,286	$10,803
2/28/21	$11,647	$12,095	$10,805
3/31/21	$11,628	$12,047	$10,808
4/30/21	$11,652	$12,078	$10,810
5/31/21	$11,664	$12,105	$10,811
6/30/21	$11,631	$12,164	$10,813
7/31/21	$11,627	$12,316	$10,815
8/31/21	$11,621	$12,291	$10,816
9/30/21	$11,605	$12,175	$10,817
10/31/21	$11,480	$12,143	$10,818
11/30/21	$11,453	$12,230	$10,820
12/31/21	$11,469	$12,180	$10,821
1/31/22	$11,387	$11,989	$10,823
2/28/22	$11,274	$11,829	$10,825
3/31/22	$11,082	$11,574	$10,827
4/30/22	$10,884	$11,263	$10,836
5/31/22	$10,903	$11,248	$10,845
6/30/22	$10,665	$11,077	$10,854
7/31/22	$10,840	$11,359	$10,869
8/31/22	$10,666	$11,063	$10,890
9/30/22	$10,409	$10,707	$10,912
10/31/22	$10,417	$10,671	$10,941
11/30/22	$10,549	$10,943	$10,975
12/31/22	$10,556	$10,814	$11,013
1/31/23	$10,725	$11,063	$11,054
2/28/23	$10,639	$10,886	$11,093
3/31/23	$10,677	$11,128	$11,137
4/30/23	$10,714	$11,185	$11,182
5/31/23	$10,711	$11,141	$11,230
6/30/23	$10,742	$11,134	$11,278
7/31/23	$10,817	$11,138	$11,327
8/31/23	$10,826	$11,124	$11,379
9/30/23	$10,755	$10,932	$11,429
10/31/23	$10,661	$10,854	$11,482
11/30/23	$10,984	$11,228	$11,533
12/31/23	$11,204	$11,586	$11,586
1/31/24	$11,254	$11,564	$11,639
2/29/24	$11,260	$11,484	$11,689
3/31/24	$11,366	$11,588	$11,742
4/30/24	$11,311	$11,401	$11,795
5/31/24	$11,421	$11,502	$11,849
6/30/24	$11,431	$11,602	$11,898
7/31/24	$11,561	$11,826	$11,956
8/31/24	$11,647	$11,956	$12,011
9/30/24	$11,774	$12,094	$12,063
10/31/24	$11,713	$11,931	$12,114
11/30/24	$11,848	$12,072	$12,161
12/31/24	$11,862	$11,980	$12,208
1/31/25	$11,950	$12,026	$12,254
2/28/25	$12,078	$12,171	$12,295
3/31/25	$12,117	$12,120	$12,341

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	6.61%	2.93%	1.94%
Class C (including sales charge)	5.61%	2.93%	1.94%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,870,244,000
Holdings Count | Holding	2,001
Advisory Fees Paid, Amount	$ 12,941,000
InvestmentCompanyPortfolioTurnover	919.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,870,244
# of Portfolio Holdings	2,001
Portfolio Turnover Rate	919%
Total Net Advisory Fees Paid During the Reporting Period	$12,941
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	71.2%
Corporate Bonds & Notes	17.3%
Sovereign Issues	14.2%
Asset-Backed Securities	11.8%
U.S. Treasury Obligations	11.0%
Non-Agency Mortgage-Backed Securities	6.0%
Loan Participations and Assignments	1.3%
Convertible Bonds & Notes	0.3%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	18.0%
Affiliated Investments	22.7%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(74.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000200461
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Fund
Class Name	I-3
Trading Symbol	PFNUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$94	0.94%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the curve and rose across the long end of the curve.

  Long exposure to the Turkish lira contributed to performance, as interest rate differentials generated positive returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate and long end of the Australian yield curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,002,824	$994,409	$1,000,229
5/31/15	$1,007,076	$990,287	$1,000,460
6/30/15	$1,003,220	$978,046	$1,000,689
7/31/15	$1,004,363	$987,733	$1,000,924
8/31/15	$988,214	$985,063	$1,001,159
9/30/15	$966,246	$990,905	$1,001,394
10/31/15	$972,436	$994,119	$1,001,666
11/30/15	$975,861	$994,576	$1,001,940
12/31/15	$974,605	$991,885	$1,002,212
1/31/16	$960,192	$1,006,395	$1,002,719
2/29/16	$945,819	$1,016,068	$1,003,226
3/31/16	$968,686	$1,024,433	$1,003,732
4/30/16	$985,029	$1,026,173	$1,004,260
5/31/16	$988,990	$1,030,510	$1,004,788
6/30/16	$986,171	$1,050,127	$1,005,317
7/31/16	$999,461	$1,056,401	$1,005,845
8/31/16	$1,005,230	$1,055,863	$1,006,374
9/30/16	$1,014,583	$1,055,737	$1,006,904
10/31/16	$1,025,272	$1,045,500	$1,007,607
11/30/16	$1,018,780	$1,028,232	$1,008,310
12/31/16	$1,030,427	$1,031,050	$1,009,013
1/31/17	$1,041,205	$1,027,295	$1,009,853
2/28/17	$1,051,336	$1,036,089	$1,010,693
3/31/17	$1,060,108	$1,035,611	$1,011,533
4/30/17	$1,062,705	$1,042,634	$1,012,501
5/31/17	$1,069,206	$1,048,720	$1,013,468
6/30/17	$1,073,027	$1,045,784	$1,014,436
7/31/17	$1,077,715	$1,049,222	$1,015,532
8/31/17	$1,087,537	$1,058,784	$1,016,629
9/30/17	$1,092,506	$1,053,896	$1,017,727
10/31/17	$1,094,450	$1,058,341	$1,018,858
11/30/17	$1,096,577	$1,059,981	$1,019,989
12/31/17	$1,095,655	$1,062,350	$1,021,122
1/31/18	$1,099,848	$1,054,766	$1,022,563
2/28/18	$1,101,095	$1,052,388	$1,024,006
3/31/18	$1,101,985	$1,061,113	$1,025,451
4/30/18	$1,101,801	$1,057,165	$1,027,418
5/31/18	$1,110,061	$1,061,115	$1,029,389
6/30/18	$1,108,458	$1,063,093	$1,031,364
7/31/18	$1,113,756	$1,063,384	$1,033,370
8/31/18	$1,114,141	$1,066,652	$1,035,380
9/30/18	$1,114,765	$1,062,572	$1,037,394
10/31/18	$1,118,923	$1,060,496	$1,039,457
11/30/18	$1,114,114	$1,065,684	$1,041,524
12/31/18	$1,115,628	$1,081,078	$1,043,595
1/31/19	$1,129,583	$1,092,528	$1,046,033
2/28/19	$1,133,324	$1,093,841	$1,048,476
3/31/19	$1,139,932	$1,113,432	$1,050,925
4/30/19	$1,145,544	$1,114,096	$1,053,203
5/31/19	$1,149,157	$1,130,127	$1,055,486
6/30/19	$1,154,596	$1,145,973	$1,057,774
7/31/19	$1,155,875	$1,154,991	$1,059,827
8/31/19	$1,141,912	$1,181,184	$1,061,885
9/30/19	$1,144,783	$1,175,711	$1,063,947
10/31/19	$1,150,831	$1,173,681	$1,065,813
11/30/19	$1,156,113	$1,172,304	$1,067,682
12/31/19	$1,167,494	$1,169,901	$1,069,554
1/31/20	$1,168,170	$1,191,013	$1,071,288
2/29/20	$1,165,085	$1,205,590	$1,073,023
3/31/20	$1,106,172	$1,186,827	$1,074,762
4/30/20	$1,135,535	$1,206,040	$1,076,061
5/31/20	$1,155,313	$1,209,459	$1,077,361
6/30/20	$1,176,777	$1,215,495	$1,078,663
7/31/20	$1,188,828	$1,228,777	$1,078,940
8/31/20	$1,198,973	$1,219,873	$1,079,217
9/30/20	$1,200,820	$1,224,329	$1,079,494
10/31/20	$1,205,761	$1,224,418	$1,079,692
11/30/20	$1,215,949	$1,231,405	$1,079,890
12/31/20	$1,229,007	$1,235,188	$1,080,089
1/31/21	$1,235,306	$1,228,563	$1,080,317
2/28/21	$1,239,611	$1,209,452	$1,080,546
3/31/21	$1,238,620	$1,204,687	$1,080,774
4/30/21	$1,242,296	$1,207,836	$1,080,957
5/31/21	$1,244,488	$1,210,532	$1,081,139
6/30/21	$1,242,021	$1,216,436	$1,081,321
7/31/21	$1,242,689	$1,231,555	$1,081,454
8/31/21	$1,243,104	$1,229,087	$1,081,587
9/30/21	$1,242,360	$1,217,483	$1,081,719
10/31/21	$1,230,069	$1,214,299	$1,081,838
11/30/21	$1,228,127	$1,222,961	$1,081,957
12/31/21	$1,230,953	$1,218,001	$1,082,075
1/31/22	$1,223,127	$1,198,865	$1,082,277
2/28/22	$1,211,942	$1,182,918	$1,082,479
3/31/22	$1,192,398	$1,157,419	$1,082,681
4/30/22	$1,172,065	$1,126,312	$1,083,588
5/31/22	$1,175,071	$1,124,762	$1,084,497
6/30/22	$1,150,352	$1,107,692	$1,085,406
7/31/22	$1,170,163	$1,135,906	$1,086,882
8/31/22	$1,152,434	$1,106,252	$1,089,024
9/30/22	$1,125,667	$1,070,739	$1,091,245
10/31/22	$1,127,332	$1,067,074	$1,094,093
11/30/22	$1,142,622	$1,094,267	$1,097,463
12/31/22	$1,144,405	$1,081,352	$1,101,293
1/31/23	$1,163,648	$1,106,259	$1,105,379
2/28/23	$1,155,188	$1,088,614	$1,109,281
3/31/23	$1,160,372	$1,112,753	$1,113,695
4/30/23	$1,165,266	$1,118,482	$1,118,173
5/31/23	$1,165,849	$1,114,079	$1,123,014
6/30/23	$1,170,327	$1,113,414	$1,127,753
7/31/23	$1,179,403	$1,113,774	$1,132,705
8/31/23	$1,181,315	$1,112,375	$1,137,880
9/30/23	$1,174,628	$1,093,192	$1,142,922
10/31/23	$1,165,315	$1,085,430	$1,148,156
11/30/23	$1,201,548	$1,122,750	$1,153,254
12/31/23	$1,226,648	$1,158,631	$1,158,559
1/31/24	$1,233,174	$1,156,360	$1,163,888
2/29/24	$1,234,777	$1,148,426	$1,168,881
3/31/24	$1,247,444	$1,158,782	$1,174,247
4/30/24	$1,242,406	$1,140,124	$1,179,460
5/31/24	$1,255,663	$1,150,213	$1,184,862
6/30/24	$1,257,714	$1,160,193	$1,189,779
7/31/24	$1,273,071	$1,182,607	$1,195,621
8/31/24	$1,283,665	$1,195,560	$1,201,121
9/30/24	$1,298,669	$1,209,433	$1,206,310
10/31/24	$1,293,094	$1,193,067	$1,211,352
11/30/24	$1,309,160	$1,207,238	$1,216,089
12/31/24	$1,311,813	$1,197,974	$1,220,844
1/31/25	$1,322,675	$1,202,615	$1,225,398
2/28/25	$1,337,960	$1,217,096	$1,229,539
3/31/25	$1,343,277	$1,212,017	$1,234,125

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	7.68%	3.96%	3.00%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,870,244,000
Holdings Count | Holding	2,001
Advisory Fees Paid, Amount	$ 12,941,000
InvestmentCompanyPortfolioTurnover	919.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,870,244
# of Portfolio Holdings	2,001
Portfolio Turnover Rate	919%
Total Net Advisory Fees Paid During the Reporting Period	$12,941
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	71.2%
Corporate Bonds & Notes	17.3%
Sovereign Issues	14.2%
Asset-Backed Securities	11.8%
U.S. Treasury Obligations	11.0%
Non-Agency Mortgage-Backed Securities	6.0%
Loan Participations and Assignments	1.3%
Convertible Bonds & Notes	0.3%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	18.0%
Affiliated Investments	22.7%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(74.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000065246
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Fund
Class Name	Institutional Class
Trading Symbol	PFIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$79	0.79%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the curve and rose across the long end of the curve.

  Long exposure to the Turkish lira contributed to performance, as interest rate differentials generated positive returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate and long end of the Australian yield curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,002,857	$994,409	$1,000,229
5/31/15	$1,007,143	$990,287	$1,000,460
6/30/15	$1,003,320	$978,046	$1,000,689
7/31/15	$1,004,497	$987,733	$1,000,924
8/31/15	$988,380	$985,063	$1,001,159
9/30/15	$966,440	$990,905	$1,001,394
10/31/15	$972,665	$994,119	$1,001,666
11/30/15	$976,122	$994,576	$1,001,940
12/31/15	$974,899	$991,885	$1,002,212
1/31/16	$960,514	$1,006,395	$1,002,719
2/29/16	$946,167	$1,016,068	$1,003,226
3/31/16	$969,074	$1,024,433	$1,003,732
4/30/16	$985,456	$1,026,173	$1,004,260
5/31/16	$989,452	$1,030,510	$1,004,788
6/30/16	$986,664	$1,050,127	$1,005,317
7/31/16	$999,994	$1,056,401	$1,005,845
8/31/16	$1,005,801	$1,055,863	$1,006,374
9/30/16	$1,015,192	$1,055,737	$1,006,904
10/31/16	$1,025,922	$1,045,500	$1,007,607
11/30/16	$1,019,460	$1,028,232	$1,008,310
12/31/16	$1,031,149	$1,031,050	$1,009,013
1/31/17	$1,041,969	$1,027,295	$1,009,853
2/28/17	$1,052,140	$1,036,089	$1,010,693
3/31/17	$1,060,955	$1,035,611	$1,011,533
4/30/17	$1,063,589	$1,042,634	$1,012,501
5/31/17	$1,070,131	$1,048,720	$1,013,468
6/30/17	$1,073,991	$1,045,784	$1,014,436
7/31/17	$1,078,719	$1,049,222	$1,015,532
8/31/17	$1,088,587	$1,058,784	$1,016,629
9/30/17	$1,093,597	$1,053,896	$1,017,727
10/31/17	$1,095,682	$1,058,341	$1,018,858
11/30/17	$1,097,947	$1,059,981	$1,019,989
12/31/17	$1,097,163	$1,062,350	$1,021,122
1/31/18	$1,101,501	$1,054,766	$1,022,563
2/28/18	$1,102,877	$1,052,388	$1,024,006
3/31/18	$1,103,909	$1,061,113	$1,025,451
4/30/18	$1,103,852	$1,057,165	$1,027,418
5/31/18	$1,112,255	$1,061,115	$1,029,389
6/30/18	$1,110,764	$1,063,093	$1,031,364
7/31/18	$1,116,211	$1,063,384	$1,033,370
8/31/18	$1,116,743	$1,066,652	$1,035,380
9/30/18	$1,117,493	$1,062,572	$1,037,394
10/31/18	$1,121,797	$1,060,496	$1,039,457
11/30/18	$1,117,114	$1,065,684	$1,041,524
12/31/18	$1,118,772	$1,081,078	$1,043,595
1/31/19	$1,132,911	$1,092,528	$1,046,033
2/28/19	$1,136,788	$1,093,841	$1,048,476
3/31/19	$1,143,557	$1,113,432	$1,050,925
4/30/19	$1,149,327	$1,114,096	$1,053,203
5/31/19	$1,153,109	$1,130,127	$1,055,486
6/30/19	$1,158,700	$1,145,973	$1,057,774
7/31/19	$1,160,130	$1,154,991	$1,059,827
8/31/19	$1,146,262	$1,181,184	$1,061,885
9/30/19	$1,149,274	$1,175,711	$1,063,947
10/31/19	$1,155,498	$1,173,681	$1,065,813
11/30/19	$1,160,951	$1,172,304	$1,067,682
12/31/19	$1,172,557	$1,169,901	$1,069,554
1/31/20	$1,173,376	$1,191,013	$1,071,288
2/29/20	$1,170,411	$1,205,590	$1,073,023
3/31/20	$1,111,371	$1,186,827	$1,074,762
4/30/20	$1,141,003	$1,206,040	$1,076,061
5/31/20	$1,161,014	$1,209,459	$1,077,361
6/30/20	$1,182,725	$1,215,495	$1,078,663
7/31/20	$1,195,000	$1,228,777	$1,078,940
8/31/20	$1,205,340	$1,219,873	$1,079,217
9/30/20	$1,207,347	$1,224,329	$1,079,494
10/31/20	$1,212,479	$1,224,418	$1,079,692
11/30/20	$1,222,868	$1,231,405	$1,079,890
12/31/20	$1,236,195	$1,235,188	$1,080,089
1/31/21	$1,242,675	$1,228,563	$1,080,317
2/28/21	$1,247,150	$1,209,452	$1,080,546
3/31/21	$1,246,314	$1,204,687	$1,080,774
4/30/21	$1,250,177	$1,207,836	$1,080,957
5/31/21	$1,252,531	$1,210,532	$1,081,139
6/30/21	$1,250,205	$1,216,436	$1,081,321
7/31/21	$1,251,041	$1,231,555	$1,081,454
8/31/21	$1,251,614	$1,229,087	$1,081,587
9/30/21	$1,251,021	$1,217,483	$1,081,719
10/31/21	$1,238,801	$1,214,299	$1,081,838
11/30/21	$1,236,999	$1,222,961	$1,081,957
12/31/21	$1,240,013	$1,218,001	$1,082,075
1/31/22	$1,232,277	$1,198,865	$1,082,277
2/28/22	$1,221,143	$1,182,918	$1,082,479
3/31/22	$1,201,600	$1,157,419	$1,082,681
4/30/22	$1,181,269	$1,126,312	$1,083,588
5/31/22	$1,184,440	$1,124,762	$1,084,497
6/30/22	$1,159,661	$1,107,692	$1,085,406
7/31/22	$1,179,784	$1,135,906	$1,086,882
8/31/22	$1,162,046	$1,106,252	$1,089,024
9/30/22	$1,135,250	$1,070,739	$1,091,245
10/31/22	$1,137,076	$1,067,074	$1,094,093
11/30/22	$1,152,625	$1,094,267	$1,097,463
12/31/22	$1,154,614	$1,081,352	$1,101,293
1/31/23	$1,174,169	$1,106,259	$1,105,379
2/28/23	$1,165,780	$1,088,614	$1,109,281
3/31/23	$1,171,160	$1,112,753	$1,113,695
4/30/23	$1,176,239	$1,118,482	$1,118,173
5/31/23	$1,176,980	$1,114,079	$1,123,014
6/30/23	$1,181,663	$1,113,414	$1,127,753
7/31/23	$1,190,967	$1,113,774	$1,132,705
8/31/23	$1,193,058	$1,112,375	$1,137,880
9/30/23	$1,186,461	$1,093,192	$1,142,922
10/31/23	$1,177,174	$1,085,430	$1,148,156
11/30/23	$1,213,936	$1,122,750	$1,153,254
12/31/23	$1,239,484	$1,158,631	$1,158,559
1/31/24	$1,246,231	$1,156,360	$1,163,888
2/29/24	$1,247,989	$1,148,426	$1,168,881
3/31/24	$1,260,954	$1,158,782	$1,174,247
4/30/24	$1,256,025	$1,140,124	$1,179,460
5/31/24	$1,269,630	$1,150,213	$1,184,862
6/30/24	$1,271,854	$1,160,193	$1,189,779
7/31/24	$1,287,546	$1,182,607	$1,195,621
8/31/24	$1,298,408	$1,195,560	$1,201,121
9/30/24	$1,313,734	$1,209,433	$1,206,310
10/31/24	$1,308,252	$1,193,067	$1,211,352
11/30/24	$1,324,667	$1,207,238	$1,216,089
12/31/24	$1,327,516	$1,197,974	$1,220,844
1/31/25	$1,338,654	$1,202,615	$1,225,398
2/28/25	$1,354,266	$1,217,096	$1,229,539
3/31/25	$1,359,809	$1,212,017	$1,234,125

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.84%	4.12%	3.12%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,870,244,000
Holdings Count | Holding	2,001
Advisory Fees Paid, Amount	$ 12,941,000
InvestmentCompanyPortfolioTurnover	919.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,870,244
# of Portfolio Holdings	2,001
Portfolio Turnover Rate	919%
Total Net Advisory Fees Paid During the Reporting Period	$12,941
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	71.2%
Corporate Bonds & Notes	17.3%
Sovereign Issues	14.2%
Asset-Backed Securities	11.8%
U.S. Treasury Obligations	11.0%
Non-Agency Mortgage-Backed Securities	6.0%
Loan Participations and Assignments	1.3%
Convertible Bonds & Notes	0.3%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	18.0%
Affiliated Investments	22.7%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(74.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000065245
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Fund
Class Name	I-2
Trading Symbol	PUCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$89	0.89%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the curve and rose across the long end of the curve.

  Long exposure to the Turkish lira contributed to performance, as interest rate differentials generated positive returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate and long end of the Australian yield curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,002,775	$994,409	$1,000,229
5/31/15	$1,006,977	$990,287	$1,000,460
6/30/15	$1,003,073	$978,046	$1,000,689
7/31/15	$1,005,060	$987,733	$1,000,924
8/31/15	$987,968	$985,063	$1,001,159
9/30/15	$965,957	$990,905	$1,001,394
10/31/15	$973,003	$994,119	$1,001,666
11/30/15	$975,472	$994,576	$1,001,940
12/31/15	$974,160	$991,885	$1,002,212
1/31/16	$959,713	$1,006,395	$1,002,719
2/29/16	$945,303	$1,016,068	$1,003,226
3/31/16	$968,110	$1,024,433	$1,003,732
4/30/16	$984,393	$1,026,173	$1,004,260
5/31/16	$988,305	$1,030,510	$1,004,788
6/30/16	$985,439	$1,050,127	$1,005,317
7/31/16	$998,669	$1,056,401	$1,005,845
8/31/16	$1,004,359	$1,055,863	$1,006,374
9/30/16	$1,013,650	$1,055,737	$1,006,904
10/31/16	$1,024,276	$1,045,500	$1,007,607
11/30/16	$1,017,741	$1,028,232	$1,008,310
12/31/16	$1,029,319	$1,031,050	$1,009,013
1/31/17	$1,040,038	$1,027,295	$1,009,853
2/28/17	$1,050,110	$1,036,089	$1,010,693
3/31/17	$1,058,812	$1,035,611	$1,011,533
4/30/17	$1,061,360	$1,042,634	$1,012,501
5/31/17	$1,067,799	$1,048,720	$1,013,468
6/30/17	$1,071,556	$1,045,784	$1,014,436
7/31/17	$1,076,189	$1,049,222	$1,015,532
8/31/17	$1,085,942	$1,058,784	$1,016,629
9/30/17	$1,090,847	$1,053,896	$1,017,727
10/31/17	$1,092,837	$1,058,341	$1,018,858
11/30/17	$1,095,007	$1,059,981	$1,019,989
12/31/17	$1,094,130	$1,062,350	$1,021,122
1/31/18	$1,098,366	$1,054,766	$1,022,563
2/28/18	$1,099,653	$1,052,388	$1,024,006
3/31/18	$1,100,586	$1,061,113	$1,025,451
4/30/18	$1,100,441	$1,057,165	$1,027,418
5/31/18	$1,108,725	$1,061,115	$1,029,389
6/30/18	$1,107,145	$1,063,093	$1,031,364
7/31/18	$1,112,483	$1,063,384	$1,033,370
8/31/18	$1,112,910	$1,066,652	$1,035,380
9/30/18	$1,113,574	$1,062,572	$1,037,394
10/31/18	$1,117,769	$1,060,496	$1,039,457
11/30/18	$1,113,012	$1,065,684	$1,041,524
12/31/18	$1,114,573	$1,081,078	$1,043,595
1/31/19	$1,128,567	$1,092,528	$1,046,033
2/28/19	$1,132,346	$1,093,841	$1,048,476
3/31/19	$1,138,992	$1,113,432	$1,050,925
4/30/19	$1,144,646	$1,114,096	$1,053,203
5/31/19	$1,148,313	$1,130,127	$1,055,486
6/30/19	$1,153,793	$1,145,973	$1,057,774
7/31/19	$1,155,119	$1,154,991	$1,059,827
8/31/19	$1,141,206	$1,181,184	$1,061,885
9/30/19	$1,144,118	$1,175,711	$1,063,947
10/31/19	$1,150,216	$1,173,681	$1,065,813
11/30/19	$1,155,547	$1,172,304	$1,067,682
12/31/19	$1,167,000	$1,169,901	$1,069,554
1/31/20	$1,167,713	$1,191,013	$1,071,288
2/29/20	$1,164,670	$1,205,590	$1,073,023
3/31/20	$1,105,828	$1,186,827	$1,074,762
4/30/20	$1,135,220	$1,206,040	$1,076,061
5/31/20	$1,155,033	$1,209,459	$1,077,361
6/30/20	$1,176,535	$1,215,495	$1,078,663
7/31/20	$1,188,640	$1,228,777	$1,078,940
8/31/20	$1,198,830	$1,219,873	$1,079,217
9/30/20	$1,200,727	$1,224,329	$1,079,494
10/31/20	$1,205,725	$1,224,418	$1,079,692
11/30/20	$1,215,960	$1,231,405	$1,079,890
12/31/20	$1,229,097	$1,235,188	$1,080,089
1/31/21	$1,235,446	$1,228,563	$1,080,317
2/28/21	$1,239,799	$1,209,452	$1,080,546
3/31/21	$1,238,863	$1,204,687	$1,080,774
4/30/21	$1,242,594	$1,207,836	$1,080,957
5/31/21	$1,244,835	$1,210,532	$1,081,139
6/30/21	$1,242,421	$1,216,436	$1,081,321
7/31/21	$1,243,144	$1,231,555	$1,081,454
8/31/21	$1,243,610	$1,229,087	$1,081,587
9/30/21	$1,242,918	$1,217,483	$1,081,719
10/31/21	$1,230,675	$1,214,299	$1,081,838
11/30/21	$1,228,784	$1,222,961	$1,081,957
12/31/21	$1,231,667	$1,218,001	$1,082,075
1/31/22	$1,223,886	$1,198,865	$1,082,277
2/28/22	$1,212,735	$1,182,918	$1,082,479
3/31/22	$1,193,225	$1,157,419	$1,082,681
4/30/22	$1,172,932	$1,126,312	$1,083,588
5/31/22	$1,175,985	$1,124,762	$1,084,497
6/30/22	$1,151,288	$1,107,692	$1,085,406
7/31/22	$1,171,167	$1,135,906	$1,086,882
8/31/22	$1,153,461	$1,106,252	$1,089,024
9/30/22	$1,126,763	$1,070,739	$1,091,245
10/31/22	$1,128,486	$1,067,074	$1,094,093
11/30/22	$1,143,824	$1,094,267	$1,097,463
12/31/22	$1,145,694	$1,081,352	$1,101,293
1/31/23	$1,165,006	$1,106,259	$1,105,379
2/28/23	$1,156,593	$1,088,614	$1,109,281
3/31/23	$1,161,826	$1,112,753	$1,113,695
4/30/23	$1,166,775	$1,118,482	$1,118,173
5/31/23	$1,167,412	$1,114,079	$1,123,014
6/30/23	$1,171,953	$1,113,414	$1,127,753
7/31/23	$1,181,088	$1,113,774	$1,132,705
8/31/23	$1,183,061	$1,112,375	$1,137,880
9/30/23	$1,176,420	$1,093,192	$1,142,922
10/31/23	$1,167,115	$1,085,430	$1,148,156
11/30/23	$1,203,465	$1,122,750	$1,153,254
12/31/23	$1,228,687	$1,158,631	$1,158,559
1/31/24	$1,235,274	$1,156,360	$1,163,888
2/29/24	$1,236,919	$1,148,426	$1,168,881
3/31/24	$1,249,661	$1,158,782	$1,174,247
4/30/24	$1,244,673	$1,140,124	$1,179,460
5/31/24	$1,258,042	$1,150,213	$1,184,862
6/30/24	$1,260,149	$1,160,193	$1,189,779
7/31/24	$1,275,589	$1,182,607	$1,195,621
8/31/24	$1,286,235	$1,195,560	$1,201,121
9/30/24	$1,301,318	$1,209,433	$1,206,310
10/31/24	$1,295,778	$1,193,067	$1,211,352
11/30/24	$1,311,926	$1,207,238	$1,216,089
12/31/24	$1,314,634	$1,197,974	$1,220,844
1/31/25	$1,325,548	$1,202,615	$1,225,398
2/28/25	$1,340,905	$1,217,096	$1,229,539
3/31/25	$1,346,288	$1,212,017	$1,234,125

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	7.73%	4.01%	3.02%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,870,244,000
Holdings Count | Holding	2,001
Advisory Fees Paid, Amount	$ 12,941,000
InvestmentCompanyPortfolioTurnover	919.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,870,244
# of Portfolio Holdings	2,001
Portfolio Turnover Rate	919%
Total Net Advisory Fees Paid During the Reporting Period	$12,941
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	71.2%
Corporate Bonds & Notes	17.3%
Sovereign Issues	14.2%
Asset-Backed Securities	11.8%
U.S. Treasury Obligations	11.0%
Non-Agency Mortgage-Backed Securities	6.0%
Loan Participations and Assignments	1.3%
Convertible Bonds & Notes	0.3%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	18.0%
Affiliated Investments	22.7%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(74.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000069484
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Fund
Class Name	Class R
Trading Symbol	PUBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$144	1.44%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the curve and rose across the long end of the curve.

  Long exposure to the Turkish lira contributed to performance, as interest rate differentials generated positive returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate and long end of the Australian yield curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class R	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,032	$9,944	$10,002
5/31/15	$10,069	$9,903	$10,005
6/30/15	$10,025	$9,780	$10,007
7/31/15	$10,031	$9,877	$10,009
8/31/15	$9,865	$9,851	$10,012
9/30/15	$9,641	$9,909	$10,014
10/31/15	$9,698	$9,941	$10,017
11/30/15	$9,728	$9,946	$10,019
12/31/15	$9,710	$9,919	$10,022
1/31/16	$9,562	$10,064	$10,027
2/29/16	$9,414	$10,161	$10,032
3/31/16	$9,637	$10,244	$10,037
4/30/16	$9,795	$10,262	$10,043
5/31/16	$9,829	$10,305	$10,048
6/30/16	$9,796	$10,501	$10,053
7/31/16	$9,923	$10,564	$10,058
8/31/16	$9,975	$10,559	$10,064
9/30/16	$10,063	$10,557	$10,069
10/31/16	$10,164	$10,455	$10,076
11/30/16	$10,094	$10,282	$10,083
12/31/16	$10,204	$10,311	$10,090
1/31/17	$10,306	$10,273	$10,099
2/28/17	$10,401	$10,361	$10,107
3/31/17	$10,482	$10,356	$10,115
4/30/17	$10,503	$10,426	$10,125
5/31/17	$10,562	$10,487	$10,135
6/30/17	$10,594	$10,458	$10,144
7/31/17	$10,635	$10,492	$10,155
8/31/17	$10,726	$10,588	$10,166
9/30/17	$10,770	$10,539	$10,177
10/31/17	$10,785	$10,583	$10,189
11/30/17	$10,801	$10,600	$10,200
12/31/17	$10,787	$10,624	$10,211
1/31/18	$10,824	$10,548	$10,226
2/28/18	$10,832	$10,524	$10,240
3/31/18	$10,836	$10,611	$10,255
4/30/18	$10,830	$10,572	$10,274
5/31/18	$10,907	$10,611	$10,294
6/30/18	$10,886	$10,631	$10,314
7/31/18	$10,934	$10,634	$10,334
8/31/18	$10,932	$10,667	$10,354
9/30/18	$10,934	$10,626	$10,374
10/31/18	$10,970	$10,605	$10,395
11/30/18	$10,918	$10,657	$10,415
12/31/18	$10,929	$10,811	$10,436
1/31/19	$11,061	$10,925	$10,460
2/28/19	$11,093	$10,938	$10,485
3/31/19	$11,153	$11,134	$10,509
4/30/19	$11,204	$11,141	$10,532
5/31/19	$11,234	$11,301	$10,555
6/30/19	$11,283	$11,460	$10,578
7/31/19	$11,290	$11,550	$10,598
8/31/19	$11,149	$11,812	$10,619
9/30/19	$11,173	$11,757	$10,639
10/31/19	$11,227	$11,737	$10,658
11/30/19	$11,274	$11,723	$10,677
12/31/19	$11,380	$11,699	$10,696
1/31/20	$11,382	$11,910	$10,713
2/29/20	$11,347	$12,056	$10,730
3/31/20	$10,769	$11,868	$10,748
4/30/20	$11,050	$12,060	$10,761
5/31/20	$11,238	$12,095	$10,774
6/30/20	$11,442	$12,155	$10,787
7/31/20	$11,554	$12,288	$10,789
8/31/20	$11,648	$12,199	$10,792
9/30/20	$11,661	$12,243	$10,795
10/31/20	$11,704	$12,244	$10,797
11/30/20	$11,798	$12,314	$10,799
12/31/20	$11,920	$12,352	$10,801
1/31/21	$11,976	$12,286	$10,803
2/28/21	$12,013	$12,095	$10,805
3/31/21	$11,999	$12,047	$10,808
4/30/21	$12,029	$12,078	$10,810
5/31/21	$12,046	$12,105	$10,811
6/30/21	$12,017	$12,164	$10,813
7/31/21	$12,018	$12,316	$10,815
8/31/21	$12,017	$12,291	$10,816
9/30/21	$12,005	$12,175	$10,817
10/31/21	$11,881	$12,143	$10,818
11/30/21	$11,858	$12,230	$10,820
12/31/21	$11,879	$12,180	$10,821
1/31/22	$11,799	$11,989	$10,823
2/28/22	$11,687	$11,829	$10,825
3/31/22	$11,493	$11,574	$10,827
4/30/22	$11,293	$11,263	$10,836
5/31/22	$11,317	$11,248	$10,845
6/30/22	$11,074	$11,077	$10,854
7/31/22	$11,260	$11,359	$10,869
8/31/22	$11,085	$11,063	$10,890
9/30/22	$10,823	$10,707	$10,912
10/31/22	$10,835	$10,671	$10,941
11/30/22	$10,977	$10,943	$10,975
12/31/22	$10,990	$10,814	$11,013
1/31/23	$11,170	$11,063	$11,054
2/28/23	$11,085	$10,886	$11,093
3/31/23	$11,129	$11,128	$11,137
4/30/23	$11,172	$11,185	$11,182
5/31/23	$11,173	$11,141	$11,230
6/30/23	$11,211	$11,134	$11,278
7/31/23	$11,293	$11,138	$11,327
8/31/23	$11,307	$11,124	$11,379
9/30/23	$11,238	$10,932	$11,429
10/31/23	$11,144	$10,854	$11,482
11/30/23	$11,486	$11,228	$11,533
12/31/23	$11,721	$11,586	$11,586
1/31/24	$11,779	$11,564	$11,639
2/29/24	$11,790	$11,484	$11,689
3/31/24	$11,906	$11,588	$11,742
4/30/24	$11,853	$11,401	$11,795
5/31/24	$11,974	$11,502	$11,849
6/30/24	$11,989	$11,602	$11,898
7/31/24	$12,130	$11,826	$11,956
8/31/24	$12,226	$11,956	$12,011
9/30/24	$12,364	$12,094	$12,063
10/31/24	$12,305	$11,931	$12,114
11/30/24	$12,453	$12,072	$12,161
12/31/24	$12,473	$11,980	$12,208
1/31/25	$12,570	$12,026	$12,254
2/28/25	$12,711	$12,171	$12,295
3/31/25	$12,757	$12,120	$12,341

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class R	7.16%	3.45%	2.47%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,870,244,000
Holdings Count | Holding	2,001
Advisory Fees Paid, Amount	$ 12,941,000
InvestmentCompanyPortfolioTurnover	919.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,870,244
# of Portfolio Holdings	2,001
Portfolio Turnover Rate	919%
Total Net Advisory Fees Paid During the Reporting Period	$12,941
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	71.2%
Corporate Bonds & Notes	17.3%
Sovereign Issues	14.2%
Asset-Backed Securities	11.8%
U.S. Treasury Obligations	11.0%
Non-Agency Mortgage-Backed Securities	6.0%
Loan Participations and Assignments	1.3%
Convertible Bonds & Notes	0.3%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	18.0%
Affiliated Investments	22.7%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(74.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000035569
Shareholder Report [Line Items]
Fund Name	PIMCO Extended Duration Fund
Class Name	Institutional Class
Trading Symbol	PEDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Extended Duration Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$672	6.80%

Expenses Paid, Amount	$ 672
Expense Ratio, Percent	6.80%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. interest rate strategies overall, including duration, curve positioning, and instrument selection, contributed to performance, as the curve steepened at the long end.

  Select exposure to emerging market currencies outside of the FTSE 20+ STRIP Index, 20+ Year Sub-Index contributed to performance, as the currencies outperformed the relevant yield differentials.

  Exposure to U.S. Treasury inflation-protected securities outside of the FTSE 20+ STRIP Index, 20+ Year Sub-Index contributed to performance, as breakeven inflation rates rose.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	FTSE STRIPS Index, 20+ Year Sub-Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$935,208	$996,412	$945,757
5/31/15	$909,346	$994,012	$917,254
6/30/15	$852,213	$983,174	$858,118
7/31/15	$910,313	$990,008	$908,564
8/31/15	$899,898	$988,586	$910,725
9/30/15	$916,407	$995,273	$923,036
10/31/15	$912,830	$995,439	$921,329
11/30/15	$903,496	$992,809	$910,033
12/31/15	$901,137	$989,601	$914,207
1/31/16	$968,922	$1,003,219	$976,432
2/29/16	$1,005,515	$1,010,335	$1,021,368
3/31/16	$1,007,650	$1,019,605	$1,017,372
4/30/16	$995,886	$1,023,519	$1,008,346
5/31/16	$1,009,734	$1,023,781	$1,023,487
6/30/16	$1,104,086	$1,042,177	$1,118,505
7/31/16	$1,142,485	$1,048,765	$1,158,593
8/31/16	$1,132,983	$1,047,566	$1,145,791
9/30/16	$1,109,312	$1,046,952	$1,111,964
10/31/16	$1,040,787	$1,038,944	$1,044,556
11/30/16	$922,799	$1,014,369	$935,990
12/31/16	$916,221	$1,015,800	$927,784
1/31/17	$923,404	$1,017,793	$932,587
2/28/17	$946,777	$1,024,634	$953,633
3/31/17	$935,580	$1,024,097	$943,447
4/30/17	$955,335	$1,032,000	$960,452
5/31/17	$980,320	$1,039,943	$990,413
6/30/17	$996,576	$1,038,896	$1,001,613
7/31/17	$983,433	$1,043,367	$987,577
8/31/17	$1,030,034	$1,052,726	$1,038,061
9/30/17	$999,090	$1,047,712	$1,008,866
10/31/17	$1,000,060	$1,048,319	$1,008,307
11/30/17	$1,015,187	$1,046,973	$1,023,427
12/31/17	$1,042,770	$1,051,778	$1,053,225
1/31/18	$1,002,146	$1,039,665	$1,009,734
2/28/18	$954,773	$1,029,809	$962,159
3/31/18	$992,658	$1,036,414	$1,004,973
4/30/18	$964,831	$1,028,705	$979,432
5/31/18	$989,559	$1,036,047	$1,008,998
6/30/18	$999,909	$1,034,773	$1,013,788
7/31/18	$979,805	$1,035,019	$989,837
8/31/18	$994,266	$1,041,679	$1,009,700
9/30/18	$954,939	$1,034,971	$965,618
10/31/18	$908,136	$1,026,792	$915,162
11/30/18	$929,009	$1,032,921	$934,275
12/31/18	$1,000,990	$1,051,898	$1,006,297
1/31/19	$1,008,360	$1,063,068	$1,011,920
2/28/19	$988,549	$1,062,452	$993,049
3/31/19	$1,065,623	$1,082,853	$1,070,186
4/30/19	$1,032,712	$1,083,130	$1,040,256
5/31/19	$1,130,845	$1,102,358	$1,139,989
6/30/19	$1,138,517	$1,116,201	$1,154,848
7/31/19	$1,144,868	$1,118,657	$1,157,523
8/31/19	$1,322,856	$1,147,643	$1,339,630
9/30/19	$1,274,011	$1,141,531	$1,293,268
10/31/19	$1,250,100	$1,144,969	$1,275,112
11/30/19	$1,247,024	$1,144,386	$1,270,019
12/31/19	$1,187,384	$1,143,588	$1,215,356
1/31/20	$1,311,865	$1,165,596	$1,332,707
2/29/20	$1,430,742	$1,186,575	$1,458,605
3/31/20	$1,545,020	$1,179,592	$1,577,890
4/30/20	$1,567,368	$1,200,561	$1,614,830
5/31/20	$1,522,325	$1,206,151	$1,559,697
6/30/20	$1,533,732	$1,213,749	$1,567,883
7/31/20	$1,632,293	$1,231,878	$1,668,184
8/31/20	$1,517,374	$1,221,935	$1,563,514
9/30/20	$1,534,021	$1,221,265	$1,570,223
10/31/20	$1,465,268	$1,215,812	$1,506,615
11/30/20	$1,503,829	$1,227,742	$1,534,617
12/31/20	$1,481,001	$1,229,433	$1,510,250
1/31/21	$1,412,625	$1,220,618	$1,425,194
2/28/21	$1,304,825	$1,202,992	$1,296,099
3/31/21	$1,216,312	$1,187,971	$1,223,224
4/30/21	$1,256,932	$1,197,356	$1,268,126
5/31/21	$1,256,064	$1,201,268	$1,274,596
6/30/21	$1,334,228	$1,209,708	$1,349,521
7/31/21	$1,398,934	$1,223,233	$1,413,589
8/31/21	$1,394,592	$1,220,905	$1,410,163
9/30/21	$1,343,560	$1,210,334	$1,353,917
10/31/21	$1,396,469	$1,210,000	$1,410,722
11/30/21	$1,449,415	$1,213,580	$1,467,811
12/31/21	$1,406,603	$1,210,475	$1,432,747
1/31/22	$1,340,081	$1,184,396	$1,359,248
2/28/22	$1,308,118	$1,171,183	$1,315,789
3/31/22	$1,230,722	$1,138,645	$1,239,657
4/30/22	$1,076,784	$1,095,436	$1,086,775
5/31/22	$1,033,747	$1,102,499	$1,041,514
6/30/22	$1,014,424	$1,085,203	$1,031,115
7/31/22	$1,041,219	$1,111,719	$1,047,602
8/31/22	$988,596	$1,080,306	$991,997
9/30/22	$880,733	$1,033,630	$886,966
10/31/22	$796,544	$1,020,242	$805,787
11/30/22	$874,462	$1,057,762	$885,767
12/31/22	$846,244	$1,052,991	$856,619
1/31/23	$935,397	$1,085,385	$948,553
2/28/23	$878,522	$1,057,322	$886,077
3/31/23	$924,642	$1,084,180	$934,932
4/30/23	$926,473	$1,090,751	$936,189
5/31/23	$888,961	$1,078,874	$899,034
6/30/23	$898,849	$1,075,027	$909,859
7/31/23	$866,807	$1,074,277	$874,723
8/31/23	$826,246	$1,067,415	$831,192
9/30/23	$732,900	$1,040,290	$734,437
10/31/23	$670,771	$1,023,873	$672,159
11/30/23	$771,495	$1,070,241	$774,197
12/31/23	$869,664	$1,111,209	$874,920
1/31/24	$836,834	$1,108,157	$833,106
2/29/24	$815,747	$1,092,501	$812,009
3/31/24	$826,167	$1,102,589	$818,371
4/30/24	$747,703	$1,074,739	$743,365
5/31/24	$778,857	$1,092,959	$772,469
6/30/24	$793,891	$1,103,307	$789,386
7/31/24	$829,211	$1,129,077	$823,349
8/31/24	$855,014	$1,145,301	$849,562
9/30/24	$876,985	$1,160,636	$870,373
10/31/24	$812,802	$1,131,854	$807,107
11/30/24	$835,398	$1,143,821	$828,198
12/31/24	$759,961	$1,125,101	$752,222
1/31/25	$763,924	$1,131,070	$749,937
2/28/25	$826,316	$1,155,956	$811,892
3/31/25	$807,062	$1,156,391	$790,277

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	(2.31%)	(12.18%)	(2.12%)
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE STRIPS Index, 20+ Year Sub-Index	(3.43%)	(12.92%)	(2.33%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 445,876,000
Holdings Count | Holding	599
Advisory Fees Paid, Amount	$ 1,235,000
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$445,876
# of Portfolio Holdings	599
Portfolio Turnover Rate	117%
Total Net Advisory Fees Paid During the Reporting Period	$1,235
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	198.0%
U.S. Government Agencies	15.6%
Asset-Backed Securities	4.9%
Sovereign Issues	4.1%
Non-Agency Mortgage-Backed Securities	1.9%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.3%
Affiliated Investments	2.7%
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(127.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.60% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.60% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000064165
Shareholder Report [Line Items]
Fund Name	PIMCO Extended Duration Fund
Class Name	I-2
Trading Symbol	PEDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Extended Duration Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$682	6.90%

Expenses Paid, Amount	$ 682
Expense Ratio, Percent	6.90%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. interest rate strategies overall, including duration, curve positioning, and instrument selection, contributed to performance, as the curve steepened at the long end.

  Select exposure to emerging market currencies outside of the FTSE 20+ STRIP Index, 20+ Year Sub-Index contributed to performance, as the currencies outperformed the relevant yield differentials.

  Exposure to U.S. Treasury inflation-protected securities outside of the FTSE 20+ STRIP Index, 20+ Year Sub-Index contributed to performance, as breakeven inflation rates rose.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg U.S. Aggregate Index	FTSE STRIPS Index, 20+ Year Sub-Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$935,120	$996,412	$945,757
5/31/15	$909,185	$994,012	$917,254
6/30/15	$851,992	$983,174	$858,118
7/31/15	$910,002	$990,008	$908,564
8/31/15	$899,517	$988,586	$910,725
9/30/15	$915,950	$995,273	$923,036
10/31/15	$912,298	$995,439	$921,329
11/30/15	$902,896	$992,809	$910,033
12/31/15	$900,454	$989,601	$914,207
1/31/16	$968,119	$1,003,219	$976,432
2/29/16	$1,004,605	$1,010,335	$1,021,368
3/31/16	$1,006,648	$1,019,605	$1,017,372
4/30/16	$994,808	$1,023,519	$1,008,346
5/31/16	$1,008,554	$1,023,781	$1,023,487
6/30/16	$1,102,708	$1,042,177	$1,118,505
7/31/16	$1,140,960	$1,048,765	$1,158,593
8/31/16	$1,131,376	$1,047,566	$1,145,791
9/30/16	$1,107,639	$1,046,952	$1,111,964
10/31/16	$1,039,133	$1,038,944	$1,044,556
11/30/16	$921,218	$1,014,369	$935,990
12/31/16	$914,569	$1,015,800	$927,784
1/31/17	$921,646	$1,017,793	$932,587
2/28/17	$944,902	$1,024,634	$953,633
3/31/17	$933,663	$1,024,097	$943,447
4/30/17	$953,305	$1,032,000	$960,452
5/31/17	$978,155	$1,039,943	$990,413
6/30/17	$994,288	$1,038,896	$1,001,613
7/31/17	$981,098	$1,043,367	$987,577
8/31/17	$1,027,503	$1,052,726	$1,038,061
9/30/17	$996,547	$1,047,712	$1,008,866
10/31/17	$997,433	$1,048,319	$1,008,307
11/30/17	$1,012,436	$1,046,973	$1,023,427
12/31/17	$1,039,854	$1,051,778	$1,053,225
1/31/18	$999,262	$1,039,665	$1,009,734
2/28/18	$951,950	$1,029,809	$962,159
3/31/18	$989,639	$1,036,414	$1,004,973
4/30/18	$961,819	$1,028,705	$979,432
5/31/18	$986,390	$1,036,047	$1,008,998
6/30/18	$996,623	$1,034,773	$1,013,788
7/31/18	$976,505	$1,035,019	$989,837
8/31/18	$990,825	$1,041,679	$1,009,700
9/30/18	$951,564	$1,034,971	$965,618
10/31/18	$904,847	$1,026,792	$915,162
11/30/18	$925,571	$1,032,921	$934,275
12/31/18	$997,206	$1,051,898	$1,006,297
1/31/19	$1,004,468	$1,063,068	$1,011,920
2/28/19	$984,661	$1,062,452	$993,049
3/31/19	$1,061,343	$1,082,853	$1,070,186
4/30/19	$1,028,479	$1,083,130	$1,040,256
5/31/19	$1,126,113	$1,102,358	$1,139,989
6/30/19	$1,133,668	$1,116,201	$1,154,848
7/31/19	$1,139,897	$1,118,657	$1,157,523
8/31/19	$1,317,001	$1,147,643	$1,339,630
9/30/19	$1,268,275	$1,141,531	$1,293,268
10/31/19	$1,244,366	$1,144,969	$1,275,112
11/30/19	$1,241,200	$1,144,386	$1,270,019
12/31/19	$1,181,730	$1,143,588	$1,215,356
1/31/20	$1,305,510	$1,165,596	$1,332,707
2/29/20	$1,423,716	$1,186,575	$1,458,605
3/31/20	$1,537,312	$1,179,592	$1,577,890
4/30/20	$1,559,426	$1,200,561	$1,614,830
5/31/20	$1,514,478	$1,206,151	$1,559,697
6/30/20	$1,525,710	$1,213,749	$1,567,883
7/31/20	$1,623,610	$1,231,878	$1,668,184
8/31/20	$1,509,181	$1,221,935	$1,563,514
9/30/20	$1,525,615	$1,221,265	$1,570,223
10/31/20	$1,457,120	$1,215,812	$1,506,615
11/30/20	$1,495,347	$1,227,742	$1,534,617
12/31/20	$1,472,498	$1,229,433	$1,510,250
1/31/21	$1,404,405	$1,220,618	$1,425,194
2/28/21	$1,297,129	$1,202,992	$1,296,099
3/31/21	$1,209,032	$1,187,971	$1,223,224
4/30/21	$1,249,295	$1,197,356	$1,268,126
5/31/21	$1,248,331	$1,201,268	$1,274,596
6/30/21	$1,325,907	$1,209,708	$1,349,521
7/31/21	$1,390,086	$1,223,233	$1,413,589
8/31/21	$1,385,658	$1,220,905	$1,410,163
9/30/21	$1,334,836	$1,210,334	$1,353,917
10/31/21	$1,387,296	$1,210,000	$1,410,722
11/30/21	$1,439,784	$1,213,580	$1,467,811
12/31/21	$1,397,127	$1,210,475	$1,432,747
1/31/22	$1,330,944	$1,184,396	$1,359,248
2/28/22	$1,299,103	$1,171,183	$1,315,789
3/31/22	$1,222,143	$1,138,645	$1,239,657
4/30/22	$1,069,173	$1,095,436	$1,086,775
5/31/22	$1,026,355	$1,102,499	$1,041,514
6/30/22	$1,007,091	$1,085,203	$1,031,115
7/31/22	$1,033,606	$1,111,719	$1,047,602
8/31/22	$981,286	$1,080,306	$991,997
9/30/22	$874,140	$1,033,630	$886,966
10/31/22	$790,519	$1,020,242	$805,787
11/30/22	$867,779	$1,057,762	$885,767
12/31/22	$839,696	$1,052,991	$856,619
1/31/23	$928,087	$1,085,385	$948,553
2/28/23	$871,588	$1,057,322	$886,077
3/31/23	$917,259	$1,084,180	$934,932
4/30/23	$919,004	$1,090,751	$936,189
5/31/23	$881,720	$1,078,874	$899,034
6/30/23	$891,449	$1,075,027	$909,859
7/31/23	$859,603	$1,074,277	$874,723
8/31/23	$819,308	$1,067,415	$831,192
9/30/23	$726,685	$1,040,290	$734,437
10/31/23	$665,021	$1,023,873	$672,159
11/30/23	$764,816	$1,070,241	$774,197
12/31/23	$862,061	$1,111,209	$874,920
1/31/24	$829,450	$1,108,157	$833,106
2/29/24	$808,484	$1,092,501	$812,009
3/31/24	$818,743	$1,102,589	$818,371
4/30/24	$740,921	$1,074,739	$743,365
5/31/24	$771,722	$1,092,959	$772,469
6/30/24	$786,557	$1,103,307	$789,386
7/31/24	$821,484	$1,129,077	$823,349
8/31/24	$846,972	$1,145,301	$849,562
9/30/24	$868,666	$1,160,636	$870,373
10/31/24	$805,021	$1,131,854	$807,107
11/30/24	$827,332	$1,143,821	$828,198
12/31/24	$752,556	$1,125,101	$752,222
1/31/25	$756,414	$1,131,070	$749,937
2/28/25	$818,133	$1,155,956	$811,892
3/31/25	$799,006	$1,156,391	$790,277

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	(2.41%)	(12.27%)	(2.22%)
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
FTSE STRIPS Index, 20+ Year Sub-Index	(3.43%)	(12.92%)	(2.33%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 445,876,000
Holdings Count | Holding	599
Advisory Fees Paid, Amount	$ 1,235,000
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$445,876
# of Portfolio Holdings	599
Portfolio Turnover Rate	117%
Total Net Advisory Fees Paid During the Reporting Period	$1,235
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	198.0%
U.S. Government Agencies	15.6%
Asset-Backed Securities	4.9%
Sovereign Issues	4.1%
Non-Agency Mortgage-Backed Securities	1.9%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.3%
Affiliated Investments	2.7%
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(127.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.60% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.60% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026542
Shareholder Report [Line Items]
Fund Name	PIMCO GNMA and Government Securities Fund
Class Name	Class A
Trading Symbol	PAGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$235	2.29%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	2.29%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to structured agency mortgage-backed securities ("MBS") positions contributed to performance, as interest only agency collateralized mortgage obligations posted positive returns.

  Overweight exposure to pass-through agency MBS contributed to performance, as spreads tightened.

  Exposure to collateralized loan obligations contributed to performance, as spreads tightened.

  Underweight duration exposure detracted from performance, as rates decreased.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg GNMA Index
3/31/15	$9,629	$10,000	$10,000
4/30/15	$9,653	$9,964	$10,020
5/31/15	$9,633	$9,940	$10,010
6/30/15	$9,566	$9,832	$9,938
7/31/15	$9,617	$9,900	$9,993
8/31/15	$9,594	$9,886	$9,991
9/30/15	$9,639	$9,953	$10,048
10/31/15	$9,652	$9,954	$10,066
11/30/15	$9,633	$9,928	$10,058
12/31/15	$9,639	$9,896	$10,064
1/31/16	$9,740	$10,032	$10,180
2/29/16	$9,758	$10,103	$10,214
3/31/16	$9,786	$10,196	$10,240
4/30/16	$9,810	$10,235	$10,252
5/31/16	$9,820	$10,238	$10,264
6/30/16	$9,892	$10,422	$10,332
7/31/16	$9,909	$10,488	$10,355
8/31/16	$9,919	$10,476	$10,371
9/30/16	$9,954	$10,470	$10,398
10/31/16	$9,931	$10,389	$10,384
11/30/16	$9,767	$10,144	$10,223
12/31/16	$9,777	$10,158	$10,221
1/31/17	$9,772	$10,178	$10,209
2/28/17	$9,827	$10,246	$10,254
3/31/17	$9,821	$10,241	$10,250
4/30/17	$9,863	$10,320	$10,300
5/31/17	$9,926	$10,399	$10,363
6/30/17	$9,866	$10,389	$10,311
7/31/17	$9,929	$10,434	$10,358
8/31/17	$9,974	$10,527	$10,419
9/30/17	$9,967	$10,477	$10,409
10/31/17	$9,940	$10,483	$10,404
11/30/17	$9,914	$10,470	$10,387
12/31/17	$9,938	$10,518	$10,411
1/31/18	$9,804	$10,397	$10,297
2/28/18	$9,724	$10,298	$10,212
3/31/18	$9,790	$10,364	$10,279
4/30/18	$9,737	$10,287	$10,236
5/31/18	$9,805	$10,360	$10,314
6/30/18	$9,817	$10,348	$10,322
7/31/18	$9,826	$10,350	$10,322
8/31/18	$9,880	$10,417	$10,377
9/30/18	$9,819	$10,350	$10,316
10/31/18	$9,732	$10,268	$10,239
11/30/18	$9,830	$10,329	$10,328
12/31/18	$9,979	$10,519	$10,518
1/31/19	$10,067	$10,631	$10,603
2/28/19	$10,064	$10,625	$10,597
3/31/19	$10,200	$10,829	$10,737
4/30/19	$10,188	$10,831	$10,727
5/31/19	$10,297	$11,024	$10,862
6/30/19	$10,386	$11,162	$10,950
7/31/19	$10,428	$11,187	$10,984
8/31/19	$10,502	$11,476	$11,073
9/30/19	$10,515	$11,415	$11,073
10/31/19	$10,558	$11,450	$11,120
11/30/19	$10,564	$11,444	$11,118
12/31/19	$10,590	$11,436	$11,133
1/31/20	$10,615	$11,656	$11,187
2/29/20	$10,706	$11,866	$11,288
3/31/20	$10,860	$11,796	$11,471
4/30/20	$10,994	$12,006	$11,540
5/31/20	$11,022	$12,062	$11,553
6/30/20	$11,029	$12,137	$11,538
7/31/20	$11,015	$12,319	$11,509
8/31/20	$11,047	$12,219	$11,502
9/30/20	$11,052	$12,213	$11,501
10/31/20	$11,076	$12,158	$11,502
11/30/20	$11,109	$12,277	$11,522
12/31/20	$11,155	$12,294	$11,543
1/31/21	$11,177	$12,206	$11,522
2/28/21	$11,123	$12,030	$11,457
3/31/21	$11,095	$11,880	$11,430
4/30/21	$11,156	$11,974	$11,470
5/31/21	$11,089	$12,013	$11,432
6/30/21	$11,105	$12,097	$11,428
7/31/21	$11,130	$12,232	$11,462
8/31/21	$11,134	$12,209	$11,452
9/30/21	$11,119	$12,103	$11,428
10/31/21	$11,084	$12,100	$11,391
11/30/21	$11,060	$12,136	$11,386
12/31/21	$11,039	$12,105	$11,376
1/31/22	$10,911	$11,844	$11,237
2/28/22	$10,839	$11,712	$11,173
3/31/22	$10,518	$11,386	$10,904
4/30/22	$10,125	$10,954	$10,551
5/31/22	$10,268	$11,025	$10,672
6/30/22	$10,026	$10,852	$10,480
7/31/22	$10,329	$11,117	$10,817
8/31/22	$10,002	$10,803	$10,481
9/30/22	$9,441	$10,336	$9,943
10/31/22	$9,334	$10,202	$9,860
11/30/22	$9,680	$10,578	$10,230
12/31/22	$9,571	$10,530	$10,152
1/31/23	$9,921	$10,854	$10,485
2/28/23	$9,696	$10,573	$10,223
3/31/23	$9,868	$10,842	$10,415
4/30/23	$9,909	$10,908	$10,475
5/31/23	$9,828	$10,789	$10,394
6/30/23	$9,827	$10,750	$10,362
7/31/23	$9,822	$10,743	$10,365
8/31/23	$9,753	$10,674	$10,290
9/30/23	$9,474	$10,403	$9,972
10/31/23	$9,277	$10,239	$9,781
11/30/23	$9,753	$10,702	$10,270
12/31/23	$10,136	$11,112	$10,700
1/31/24	$10,111	$11,082	$10,648
2/29/24	$9,993	$10,925	$10,476
3/31/24	$10,114	$11,026	$10,587
4/30/24	$9,848	$10,747	$10,302
5/31/24	$10,040	$10,930	$10,485
6/30/24	$10,128	$11,033	$10,592
7/31/24	$10,374	$11,291	$10,849
8/31/24	$10,513	$11,453	$11,011
9/30/24	$10,613	$11,606	$11,117
10/31/24	$10,295	$11,319	$10,827
11/30/24	$10,441	$11,438	$10,965
12/31/24	$10,276	$11,251	$10,802
1/31/25	$10,358	$11,311	$10,863
2/28/25	$10,619	$11,560	$11,126
3/31/25	$10,628	$11,564	$11,135

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.08%	(0.43%)	0.99%
Class A (including sales charge)	1.18%	(1.19%)	0.61%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg GNMA Index	5.18%	(0.59%)	1.08%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,294,974,000
Holdings Count | Holding	1,925
Advisory Fees Paid, Amount	$ 3,483,000
InvestmentCompanyPortfolioTurnover	1358.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,294,974
# of Portfolio Holdings	1,925
Portfolio Turnover Rate	1,358%
Total Net Advisory Fees Paid During the Reporting Period	$3,483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	268.4%
Asset-Backed Securities	3.9%
Non-Agency Mortgage-Backed Securities	2.6%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.5%
Affiliated Investments	1.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(178.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.43% as a result of higher expenses related to interest.

Change to Principal Investment Strategies. Effective June 10, 2024, the Fund has an investment strategy to invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Ratings ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality; provided that, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to this limit. Previously, the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises were subject to this limit.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.43% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Change to Principal Investment Strategies. Effective June 10, 2024, the Fund has an investment strategy to invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Ratings ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality; provided that, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to this limit. Previously, the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises were subject to this limit.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026544
Shareholder Report [Line Items]
Fund Name	PIMCO GNMA and Government Securities Fund
Class Name	Class C
Trading Symbol	PCGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$311	3.04%

Expenses Paid, Amount	$ 311
Expense Ratio, Percent	3.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to structured agency mortgage-backed securities ("MBS") positions contributed to performance, as interest only agency collateralized mortgage obligations posted positive returns.

  Overweight exposure to pass-through agency MBS contributed to performance, as spreads tightened.

  Exposure to collateralized loan obligations contributed to performance, as spreads tightened.

  Underweight duration exposure detracted from performance, as rates decreased.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg GNMA Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,019	$9,964	$10,020
5/31/15	$9,992	$9,940	$10,010
6/30/15	$9,916	$9,832	$9,938
7/31/15	$9,963	$9,900	$9,993
8/31/15	$9,933	$9,886	$9,991
9/30/15	$9,973	$9,953	$10,048
10/31/15	$9,980	$9,954	$10,066
11/30/15	$9,955	$9,928	$10,058
12/31/15	$9,954	$9,896	$10,064
1/31/16	$10,053	$10,032	$10,180
2/29/16	$10,065	$10,103	$10,214
3/31/16	$10,088	$10,196	$10,240
4/30/16	$10,106	$10,235	$10,252
5/31/16	$10,110	$10,238	$10,264
6/30/16	$10,178	$10,422	$10,332
7/31/16	$10,189	$10,488	$10,355
8/31/16	$10,193	$10,476	$10,371
9/30/16	$10,222	$10,470	$10,398
10/31/16	$10,193	$10,389	$10,384
11/30/16	$10,017	$10,144	$10,223
12/31/16	$10,020	$10,158	$10,221
1/31/17	$10,009	$10,178	$10,209
2/28/17	$10,060	$10,246	$10,254
3/31/17	$10,047	$10,241	$10,250
4/30/17	$10,084	$10,320	$10,300
5/31/17	$10,143	$10,399	$10,363
6/30/17	$10,074	$10,389	$10,311
7/31/17	$10,132	$10,434	$10,358
8/31/17	$10,172	$10,527	$10,419
9/30/17	$10,158	$10,477	$10,409
10/31/17	$10,124	$10,483	$10,404
11/30/17	$10,092	$10,470	$10,387
12/31/17	$10,109	$10,518	$10,411
1/31/18	$9,967	$10,397	$10,297
2/28/18	$9,880	$10,298	$10,212
3/31/18	$9,941	$10,364	$10,279
4/30/18	$9,881	$10,287	$10,236
5/31/18	$9,943	$10,360	$10,314
6/30/18	$9,949	$10,348	$10,322
7/31/18	$9,952	$10,350	$10,322
8/31/18	$10,000	$10,417	$10,377
9/30/18	$9,933	$10,350	$10,316
10/31/18	$9,838	$10,268	$10,239
11/30/18	$9,931	$10,329	$10,328
12/31/18	$10,075	$10,519	$10,518
1/31/19	$10,158	$10,631	$10,603
2/28/19	$10,149	$10,625	$10,597
3/31/19	$10,280	$10,829	$10,737
4/30/19	$10,262	$10,831	$10,727
5/31/19	$10,364	$11,024	$10,862
6/30/19	$10,448	$11,162	$10,950
7/31/19	$10,484	$11,187	$10,984
8/31/19	$10,551	$11,476	$11,073
9/30/19	$10,558	$11,415	$11,073
10/31/19	$10,595	$11,450	$11,120
11/30/19	$10,594	$11,444	$11,118
12/31/19	$10,613	$11,436	$11,133
1/31/20	$10,632	$11,656	$11,187
2/29/20	$10,716	$11,866	$11,288
3/31/20	$10,864	$11,796	$11,471
4/30/20	$10,991	$12,006	$11,540
5/31/20	$11,012	$12,062	$11,553
6/30/20	$11,013	$12,137	$11,538
7/31/20	$10,991	$12,319	$11,509
8/31/20	$11,017	$12,219	$11,502
9/30/20	$11,015	$12,213	$11,501
10/31/20	$11,031	$12,158	$11,502
11/30/20	$11,058	$12,277	$11,522
12/31/20	$11,096	$12,294	$11,543
1/31/21	$11,111	$12,206	$11,522
2/28/21	$11,051	$12,030	$11,457
3/31/21	$11,016	$11,880	$11,430
4/30/21	$11,069	$11,974	$11,470
5/31/21	$10,996	$12,013	$11,432
6/30/21	$11,006	$12,097	$11,428
7/31/21	$11,023	$12,232	$11,462
8/31/21	$11,020	$12,209	$11,452
9/30/21	$10,998	$12,103	$11,428
10/31/21	$10,957	$12,100	$11,391
11/30/21	$10,926	$12,136	$11,386
12/31/21	$10,898	$12,105	$11,376
1/31/22	$10,766	$11,844	$11,237
2/28/22	$10,688	$11,712	$11,173
3/31/22	$10,365	$11,386	$10,904
4/30/22	$9,971	$10,954	$10,551
5/31/22	$10,106	$11,025	$10,672
6/30/22	$9,862	$10,852	$10,480
7/31/22	$10,153	$11,117	$10,817
8/31/22	$9,825	$10,803	$10,481
9/30/22	$9,268	$10,336	$9,943
10/31/22	$9,158	$10,202	$9,860
11/30/22	$9,491	$10,578	$10,230
12/31/22	$9,378	$10,530	$10,152
1/31/23	$9,715	$10,854	$10,485
2/28/23	$9,489	$10,573	$10,223
3/31/23	$9,651	$10,842	$10,415
4/30/23	$9,686	$10,908	$10,475
5/31/23	$9,600	$10,789	$10,394
6/30/23	$9,593	$10,750	$10,362
7/31/23	$9,582	$10,743	$10,365
8/31/23	$9,510	$10,674	$10,290
9/30/23	$9,232	$10,403	$9,972
10/31/23	$9,034	$10,239	$9,781
11/30/23	$9,491	$10,702	$10,270
12/31/23	$9,858	$11,112	$10,700
1/31/24	$9,827	$11,082	$10,648
2/29/24	$9,707	$10,925	$10,476
3/31/24	$9,819	$11,026	$10,587
4/30/24	$9,554	$10,747	$10,302
5/31/24	$9,733	$10,930	$10,485
6/30/24	$9,814	$11,033	$10,592
7/31/24	$10,045	$11,291	$10,849
8/31/24	$10,173	$11,453	$11,011
9/30/24	$10,265	$11,606	$11,117
10/31/24	$9,950	$11,319	$10,827
11/30/24	$10,085	$11,438	$10,965
12/31/24	$9,919	$11,251	$10,802
1/31/25	$9,991	$11,311	$10,863
2/28/25	$10,238	$11,560	$11,126
3/31/25	$10,240	$11,564	$11,135

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	4.29%	(1.18%)	0.24%
Class C (including sales charge)	3.29%	(1.18%)	0.24%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg GNMA Index	5.18%	(0.59%)	1.08%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,294,974,000
Holdings Count | Holding	1,925
Advisory Fees Paid, Amount	$ 3,483,000
InvestmentCompanyPortfolioTurnover	1358.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,294,974
# of Portfolio Holdings	1,925
Portfolio Turnover Rate	1,358%
Total Net Advisory Fees Paid During the Reporting Period	$3,483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	268.4%
Asset-Backed Securities	3.9%
Non-Agency Mortgage-Backed Securities	2.6%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.5%
Affiliated Investments	1.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(178.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.43% as a result of higher expenses related to interest.

Change to Principal Investment Strategies. Effective June 10, 2024, the Fund has an investment strategy to invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Ratings ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality; provided that, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to this limit. Previously, the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises were subject to this limit.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.43% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Change to Principal Investment Strategies. Effective June 10, 2024, the Fund has an investment strategy to invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Ratings ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality; provided that, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to this limit. Previously, the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises were subject to this limit.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000203300
Shareholder Report [Line Items]
Fund Name	PIMCO GNMA and Government Securities Fund
Class Name	I-3
Trading Symbol	PANNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$209	2.04%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to structured agency mortgage-backed securities ("MBS") positions contributed to performance, as interest only agency collateralized mortgage obligations posted positive returns.

  Overweight exposure to pass-through agency MBS contributed to performance, as spreads tightened.

  Exposure to collateralized loan obligations contributed to performance, as spreads tightened.

  Underweight duration exposure detracted from performance, as rates decreased.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg U.S. Aggregate Index	Bloomberg GNMA Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,002,731	$996,412	$1,002,037
5/31/15	$1,000,851	$994,012	$1,000,959
6/30/15	$994,070	$983,174	$993,761
7/31/15	$999,677	$990,008	$999,346
8/31/15	$997,466	$988,586	$999,134
9/30/15	$1,002,310	$995,273	$1,004,757
10/31/15	$1,003,922	$995,439	$1,006,556
11/30/15	$1,002,124	$992,809	$1,005,756
12/31/15	$1,002,963	$989,601	$1,006,395
1/31/16	$1,013,720	$1,003,219	$1,018,044
2/29/16	$1,015,770	$1,010,335	$1,021,360
3/31/16	$1,018,867	$1,019,605	$1,024,030
4/30/16	$1,021,601	$1,023,519	$1,025,181
5/31/16	$1,022,837	$1,023,781	$1,026,446
6/30/16	$1,030,582	$1,042,177	$1,033,219
7/31/16	$1,032,525	$1,048,765	$1,035,463
8/31/16	$1,033,846	$1,047,566	$1,037,089
9/30/16	$1,037,642	$1,046,952	$1,039,783
10/31/16	$1,035,512	$1,038,944	$1,038,392
11/30/16	$1,018,608	$1,014,369	$1,022,285
12/31/16	$1,019,875	$1,015,800	$1,022,088
1/31/17	$1,019,587	$1,017,793	$1,020,914
2/28/17	$1,025,554	$1,024,634	$1,025,391
3/31/17	$1,025,139	$1,024,097	$1,024,983
4/30/17	$1,029,682	$1,032,000	$1,029,984
5/31/17	$1,036,557	$1,039,943	$1,036,310
6/30/17	$1,030,472	$1,038,896	$1,031,141
7/31/17	$1,037,232	$1,043,367	$1,035,770
8/31/17	$1,042,166	$1,052,726	$1,041,898
9/30/17	$1,041,669	$1,047,712	$1,040,855
10/31/17	$1,039,044	$1,048,319	$1,040,361
11/30/17	$1,036,517	$1,046,973	$1,038,729
12/31/17	$1,039,243	$1,051,778	$1,041,113
1/31/18	$1,025,438	$1,039,665	$1,029,700
2/28/18	$1,017,315	$1,029,809	$1,021,229
3/31/18	$1,024,474	$1,036,414	$1,027,863
4/30/18	$1,019,118	$1,028,705	$1,023,627
5/31/18	$1,026,403	$1,036,047	$1,031,363
6/30/18	$1,027,895	$1,034,773	$1,032,207
7/31/18	$1,029,059	$1,035,019	$1,032,249
8/31/18	$1,035,001	$1,041,679	$1,037,725
9/30/18	$1,028,797	$1,034,971	$1,031,640
10/31/18	$1,019,818	$1,026,792	$1,023,924
11/30/18	$1,030,340	$1,032,921	$1,032,832
12/31/18	$1,046,168	$1,051,898	$1,051,751
1/31/19	$1,055,579	$1,063,068	$1,060,330
2/28/19	$1,055,502	$1,062,452	$1,059,689
3/31/19	$1,070,019	$1,082,853	$1,073,732
4/30/19	$1,068,995	$1,083,130	$1,072,717
5/31/19	$1,080,623	$1,102,358	$1,086,153
6/30/19	$1,090,207	$1,116,201	$1,094,974
7/31/19	$1,094,859	$1,118,657	$1,098,379
8/31/19	$1,102,870	$1,147,643	$1,107,279
9/30/19	$1,104,476	$1,141,531	$1,107,337
10/31/19	$1,109,209	$1,144,969	$1,112,023
11/30/19	$1,110,034	$1,144,386	$1,111,793
12/31/19	$1,113,043	$1,143,588	$1,113,300
1/31/20	$1,115,931	$1,165,596	$1,118,681
2/29/20	$1,125,664	$1,186,575	$1,128,796
3/31/20	$1,142,117	$1,179,592	$1,147,077
4/30/20	$1,156,427	$1,200,561	$1,154,034
5/31/20	$1,159,621	$1,206,151	$1,155,297
6/30/20	$1,160,614	$1,213,749	$1,153,777
7/31/20	$1,159,412	$1,231,878	$1,150,880
8/31/20	$1,163,015	$1,221,935	$1,150,222
9/30/20	$1,163,773	$1,221,265	$1,150,112
10/31/20	$1,166,543	$1,215,812	$1,150,192
11/30/20	$1,170,246	$1,227,742	$1,152,231
12/31/20	$1,175,411	$1,229,433	$1,154,276
1/31/21	$1,177,929	$1,220,618	$1,152,243
2/28/21	$1,172,413	$1,202,992	$1,145,741
3/31/21	$1,169,709	$1,187,971	$1,142,972
4/30/21	$1,176,346	$1,197,356	$1,146,997
5/31/21	$1,169,520	$1,201,268	$1,143,180
6/30/21	$1,171,476	$1,209,708	$1,142,781
7/31/21	$1,174,402	$1,223,233	$1,146,205
8/31/21	$1,175,021	$1,220,905	$1,145,180
9/30/21	$1,173,649	$1,210,334	$1,142,774
10/31/21	$1,170,202	$1,210,000	$1,139,095
11/30/21	$1,167,926	$1,213,580	$1,138,594
12/31/21	$1,165,996	$1,210,475	$1,137,566
1/31/22	$1,152,717	$1,184,396	$1,123,728
2/28/22	$1,145,263	$1,171,183	$1,117,279
3/31/22	$1,111,598	$1,138,645	$1,090,372
4/30/22	$1,070,291	$1,095,436	$1,055,102
5/31/22	$1,085,677	$1,102,499	$1,067,161
6/30/22	$1,060,284	$1,085,203	$1,047,988
7/31/22	$1,092,525	$1,111,719	$1,081,715
8/31/22	$1,058,165	$1,080,306	$1,048,086
9/30/22	$999,060	$1,033,630	$994,281
10/31/22	$988,004	$1,020,242	$985,963
11/30/22	$1,024,797	$1,057,762	$1,022,978
12/31/22	$1,013,442	$1,052,991	$1,015,160
1/31/23	$1,050,791	$1,085,385	$1,048,517
2/28/23	$1,027,125	$1,057,322	$1,022,299
3/31/23	$1,045,565	$1,084,180	$1,041,501
4/30/23	$1,050,169	$1,090,751	$1,047,453
5/31/23	$1,041,720	$1,078,874	$1,039,354
6/30/23	$1,041,924	$1,075,027	$1,036,193
7/31/23	$1,041,522	$1,074,277	$1,036,494
8/31/23	$1,034,516	$1,067,415	$1,028,980
9/30/23	$1,005,138	$1,040,290	$997,176
10/31/23	$984,444	$1,023,873	$978,123
11/30/23	$1,035,086	$1,070,241	$1,026,994
12/31/23	$1,075,947	$1,111,209	$1,069,987
1/31/24	$1,073,522	$1,108,157	$1,064,814
2/29/24	$1,061,242	$1,092,501	$1,047,601
3/31/24	$1,074,351	$1,102,589	$1,058,674
4/30/24	$1,046,278	$1,074,739	$1,030,207
5/31/24	$1,066,865	$1,092,959	$1,048,455
6/30/24	$1,076,474	$1,103,307	$1,059,182
7/31/24	$1,102,824	$1,129,077	$1,084,869
8/31/24	$1,117,879	$1,145,301	$1,101,099
9/30/24	$1,128,765	$1,160,636	$1,111,722
10/31/24	$1,095,102	$1,131,854	$1,082,709
11/30/24	$1,110,957	$1,143,821	$1,096,540
12/31/24	$1,093,580	$1,125,101	$1,080,239
1/31/25	$1,102,505	$1,131,070	$1,086,325
2/28/25	$1,130,514	$1,155,956	$1,112,613
3/31/25	$1,131,705	$1,156,391	$1,113,511

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	5.34%	(0.18%)	1.24%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg GNMA Index	5.18%	(0.59%)	1.08%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,294,974,000
Holdings Count | Holding	1,925
Advisory Fees Paid, Amount	$ 3,483,000
InvestmentCompanyPortfolioTurnover	1358.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,294,974
# of Portfolio Holdings	1,925
Portfolio Turnover Rate	1,358%
Total Net Advisory Fees Paid During the Reporting Period	$3,483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	268.4%
Asset-Backed Securities	3.9%
Non-Agency Mortgage-Backed Securities	2.6%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.5%
Affiliated Investments	1.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(178.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.43% as a result of higher expenses related to interest.

Change to Principal Investment Strategies. Effective June 10, 2024, the Fund has an investment strategy to invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Ratings ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality; provided that, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to this limit. Previously, the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises were subject to this limit.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.43% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Change to Principal Investment Strategies. Effective June 10, 2024, the Fund has an investment strategy to invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Ratings ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality; provided that, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to this limit. Previously, the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises were subject to this limit.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026541
Shareholder Report [Line Items]
Fund Name	PIMCO GNMA and Government Securities Fund
Class Name	Institutional Class
Trading Symbol	PDMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$194	1.89%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to structured agency mortgage-backed securities ("MBS") positions contributed to performance, as interest only agency collateralized mortgage obligations posted positive returns.

  Overweight exposure to pass-through agency MBS contributed to performance, as spreads tightened.

  Exposure to collateralized loan obligations contributed to performance, as spreads tightened.

  Underweight duration exposure detracted from performance, as rates decreased.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg GNMA Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,002,855	$996,412	$1,002,037
5/31/15	$1,001,101	$994,012	$1,000,959
6/30/15	$994,441	$983,174	$993,761
7/31/15	$1,000,176	$990,008	$999,346
8/31/15	$998,092	$988,586	$999,134
9/30/15	$1,003,063	$995,273	$1,004,757
10/31/15	$1,004,803	$995,439	$1,006,556
11/30/15	$1,003,127	$992,809	$1,005,756
12/31/15	$1,004,094	$989,601	$1,006,395
1/31/16	$1,014,992	$1,003,219	$1,018,044
2/29/16	$1,017,165	$1,010,335	$1,021,360
3/31/16	$1,020,395	$1,019,605	$1,024,030
4/30/16	$1,023,259	$1,023,519	$1,025,181
5/31/16	$1,024,627	$1,023,781	$1,026,446
6/30/16	$1,032,512	$1,042,177	$1,033,219
7/31/16	$1,034,590	$1,048,765	$1,035,463
8/31/16	$1,036,044	$1,047,566	$1,037,089
9/30/16	$1,039,975	$1,046,952	$1,039,783
10/31/16	$1,037,973	$1,038,944	$1,038,392
11/30/16	$1,021,155	$1,014,369	$1,022,285
12/31/16	$1,022,555	$1,015,800	$1,022,088
1/31/17	$1,022,395	$1,017,793	$1,020,914
2/28/17	$1,028,497	$1,024,634	$1,025,391
3/31/17	$1,028,211	$1,024,097	$1,024,983
4/30/17	$1,032,894	$1,032,000	$1,029,984
5/31/17	$1,039,923	$1,039,943	$1,036,310
6/30/17	$1,033,946	$1,038,896	$1,031,141
7/31/17	$1,040,861	$1,043,367	$1,035,770
8/31/17	$1,045,944	$1,052,726	$1,041,898
9/30/17	$1,045,574	$1,047,712	$1,040,855
10/31/17	$1,043,073	$1,048,319	$1,040,361
11/30/17	$1,040,665	$1,046,973	$1,038,729
12/31/17	$1,043,534	$1,051,778	$1,041,113
1/31/18	$1,029,804	$1,039,665	$1,029,700
2/28/18	$1,021,764	$1,029,809	$1,021,229
3/31/18	$1,029,084	$1,036,414	$1,027,863
4/30/18	$1,023,831	$1,028,705	$1,023,627
5/31/18	$1,031,280	$1,036,047	$1,031,363
6/30/18	$1,032,906	$1,034,773	$1,032,207
7/31/18	$1,034,207	$1,035,019	$1,032,249
8/31/18	$1,040,311	$1,041,679	$1,037,725
9/30/18	$1,034,202	$1,034,971	$1,031,640
10/31/18	$1,025,307	$1,026,792	$1,023,924
11/30/18	$1,036,012	$1,032,921	$1,032,832
12/31/18	$1,052,061	$1,051,898	$1,051,751
1/31/19	$1,061,658	$1,063,068	$1,060,330
2/28/19	$1,061,703	$1,062,452	$1,059,689
3/31/19	$1,076,434	$1,082,853	$1,073,732
4/30/19	$1,075,508	$1,083,130	$1,072,717
5/31/19	$1,087,349	$1,102,358	$1,086,153
6/30/19	$1,097,119	$1,116,201	$1,094,974
7/31/19	$1,101,940	$1,118,657	$1,098,379
8/31/19	$1,110,153	$1,147,643	$1,107,279
9/30/19	$1,111,897	$1,141,531	$1,107,337
10/31/19	$1,116,805	$1,144,969	$1,112,023
11/30/19	$1,117,764	$1,144,386	$1,111,793
12/31/19	$1,120,955	$1,143,588	$1,113,300
1/31/20	$1,124,013	$1,165,596	$1,118,681
2/29/20	$1,133,954	$1,186,575	$1,128,796
3/31/20	$1,150,629	$1,179,592	$1,147,077
4/30/20	$1,165,184	$1,200,561	$1,154,034
5/31/20	$1,168,551	$1,206,151	$1,155,297
6/30/20	$1,169,695	$1,213,749	$1,153,777
7/31/20	$1,168,641	$1,231,878	$1,150,880
8/31/20	$1,172,412	$1,221,935	$1,150,222
9/30/20	$1,173,319	$1,221,265	$1,150,112
10/31/20	$1,176,265	$1,215,812	$1,150,192
11/30/20	$1,180,142	$1,227,742	$1,152,231
12/31/20	$1,185,521	$1,229,433	$1,154,276
1/31/21	$1,188,199	$1,220,618	$1,152,243
2/28/21	$1,182,772	$1,202,992	$1,145,741
3/31/21	$1,180,254	$1,187,971	$1,142,972
4/30/21	$1,187,117	$1,197,356	$1,146,997
5/31/21	$1,180,370	$1,201,268	$1,143,180
6/30/21	$1,182,481	$1,209,708	$1,142,781
7/31/21	$1,185,594	$1,223,233	$1,146,205
8/31/21	$1,186,360	$1,220,905	$1,145,180
9/30/21	$1,185,121	$1,210,334	$1,142,774
10/31/21	$1,181,801	$1,210,000	$1,139,095
11/30/21	$1,179,646	$1,213,580	$1,138,594
12/31/21	$1,177,855	$1,210,475	$1,137,566
1/31/22	$1,164,579	$1,184,396	$1,123,728
2/28/22	$1,157,181	$1,171,183	$1,117,279
3/31/22	$1,123,310	$1,138,645	$1,090,372
4/30/22	$1,081,707	$1,095,436	$1,055,102
5/31/22	$1,097,384	$1,102,499	$1,067,161
6/30/22	$1,071,850	$1,085,203	$1,047,988
7/31/22	$1,104,578	$1,111,719	$1,081,715
8/31/22	$1,069,969	$1,080,306	$1,048,086
9/30/22	$1,010,337	$1,033,630	$994,281
10/31/22	$999,274	$1,020,242	$985,963
11/30/22	$1,036,610	$1,057,762	$1,022,978
12/31/22	$1,025,258	$1,052,991	$1,015,160
1/31/23	$1,063,160	$1,085,385	$1,048,517
2/28/23	$1,039,336	$1,057,322	$1,022,299
3/31/23	$1,058,138	$1,084,180	$1,041,501
4/30/23	$1,062,918	$1,090,751	$1,047,453
5/31/23	$1,054,497	$1,078,874	$1,039,354
6/30/23	$1,054,841	$1,075,027	$1,036,193
7/31/23	$1,054,559	$1,074,277	$1,036,494
8/31/23	$1,047,597	$1,067,415	$1,028,980
9/30/23	$1,017,979	$1,040,290	$997,176
10/31/23	$997,143	$1,023,873	$978,123
11/30/23	$1,048,567	$1,070,241	$1,026,994
12/31/23	$1,090,101	$1,111,209	$1,069,987
1/31/24	$1,087,777	$1,108,157	$1,064,814
2/29/24	$1,075,461	$1,092,501	$1,047,601
3/31/24	$1,088,884	$1,102,589	$1,058,674
4/30/24	$1,060,562	$1,074,739	$1,030,207
5/31/24	$1,081,577	$1,092,959	$1,048,455
6/30/24	$1,091,444	$1,103,307	$1,059,182
7/31/24	$1,118,301	$1,129,077	$1,084,869
8/31/24	$1,133,720	$1,145,301	$1,101,099
9/30/24	$1,144,892	$1,160,636	$1,111,722
10/31/24	$1,110,892	$1,131,854	$1,082,709
11/30/24	$1,127,117	$1,143,821	$1,096,540
12/31/24	$1,109,634	$1,125,101	$1,080,239
1/31/25	$1,118,835	$1,131,070	$1,086,325
2/28/25	$1,147,387	$1,155,956	$1,112,613
3/31/25	$1,148,732	$1,156,391	$1,113,511

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.50%	(0.03%)	1.40%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg GNMA Index	5.18%	(0.59%)	1.08%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,294,974,000
Holdings Count | Holding	1,925
Advisory Fees Paid, Amount	$ 3,483,000
InvestmentCompanyPortfolioTurnover	1358.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,294,974
# of Portfolio Holdings	1,925
Portfolio Turnover Rate	1,358%
Total Net Advisory Fees Paid During the Reporting Period	$3,483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	268.4%
Asset-Backed Securities	3.9%
Non-Agency Mortgage-Backed Securities	2.6%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.5%
Affiliated Investments	1.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(178.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.43% as a result of higher expenses related to interest.

Change to Principal Investment Strategies. Effective June 10, 2024, the Fund has an investment strategy to invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Ratings ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality; provided that, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to this limit. Previously, the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises were subject to this limit.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.43% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Change to Principal Investment Strategies. Effective June 10, 2024, the Fund has an investment strategy to invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Ratings ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality; provided that, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to this limit. Previously, the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises were subject to this limit.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000064137
Shareholder Report [Line Items]
Fund Name	PIMCO GNMA and Government Securities Fund
Class Name	I-2
Trading Symbol	PPGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$204	1.99%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to structured agency mortgage-backed securities ("MBS") positions contributed to performance, as interest only agency collateralized mortgage obligations posted positive returns.

  Overweight exposure to pass-through agency MBS contributed to performance, as spreads tightened.

  Exposure to collateralized loan obligations contributed to performance, as spreads tightened.

  Underweight duration exposure detracted from performance, as rates decreased.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg GNMA Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,002,772	$996,412	$1,002,037
5/31/15	$1,000,934	$994,012	$1,000,959
6/30/15	$994,193	$983,174	$993,761
7/31/15	$999,838	$990,008	$999,346
8/31/15	$997,674	$988,586	$999,134
9/30/15	$1,002,564	$995,273	$1,004,757
10/31/15	$1,004,216	$995,439	$1,006,556
11/30/15	$1,002,462	$992,809	$1,005,756
12/31/15	$1,003,334	$989,601	$1,006,395
1/31/16	$1,014,147	$1,003,219	$1,018,044
2/29/16	$1,016,237	$1,010,335	$1,021,360
3/31/16	$1,019,380	$1,019,605	$1,024,030
4/30/16	$1,022,155	$1,023,519	$1,025,181
5/31/16	$1,023,439	$1,023,781	$1,026,446
6/30/16	$1,031,228	$1,042,177	$1,033,219
7/31/16	$1,033,214	$1,048,765	$1,035,463
8/31/16	$1,034,578	$1,047,566	$1,037,089
9/30/16	$1,038,413	$1,046,952	$1,039,783
10/31/16	$1,036,331	$1,038,944	$1,038,392
11/30/16	$1,019,447	$1,014,369	$1,022,285
12/31/16	$1,020,754	$1,015,800	$1,022,088
1/31/17	$1,020,514	$1,017,793	$1,020,914
2/28/17	$1,026,526	$1,024,634	$1,025,391
3/31/17	$1,026,149	$1,024,097	$1,024,983
4/30/17	$1,030,744	$1,032,000	$1,029,984
5/31/17	$1,037,674	$1,039,943	$1,036,310
6/30/17	$1,031,619	$1,038,896	$1,031,141
7/31/17	$1,038,435	$1,043,367	$1,035,770
8/31/17	$1,043,418	$1,052,726	$1,041,898
9/30/17	$1,042,960	$1,047,712	$1,040,855
10/31/17	$1,040,380	$1,048,319	$1,040,361
11/30/17	$1,037,892	$1,046,973	$1,038,729
12/31/17	$1,040,663	$1,051,778	$1,041,113
1/31/18	$1,026,886	$1,039,665	$1,029,700
2/28/18	$1,018,791	$1,029,809	$1,021,229
3/31/18	$1,026,000	$1,036,414	$1,027,863
4/30/18	$1,020,681	$1,028,705	$1,023,627
5/31/18	$1,028,020	$1,036,047	$1,031,363
6/30/18	$1,029,555	$1,034,773	$1,032,207
7/31/18	$1,030,767	$1,035,019	$1,032,249
8/31/18	$1,036,754	$1,041,679	$1,037,725
9/30/18	$1,030,590	$1,034,971	$1,031,640
10/31/18	$1,021,639	$1,026,792	$1,023,924
11/30/18	$1,032,215	$1,032,921	$1,032,832
12/31/18	$1,048,122	$1,051,898	$1,051,751
1/31/19	$1,057,598	$1,063,068	$1,060,330
2/28/19	$1,057,562	$1,062,452	$1,059,689
3/31/19	$1,072,147	$1,082,853	$1,073,732
4/30/19	$1,071,140	$1,083,130	$1,072,717
5/31/19	$1,082,839	$1,102,358	$1,086,153
6/30/19	$1,092,484	$1,116,201	$1,094,974
7/31/19	$1,097,194	$1,118,657	$1,098,379
8/31/19	$1,105,274	$1,147,643	$1,107,279
9/30/19	$1,106,927	$1,141,531	$1,107,337
10/31/19	$1,111,718	$1,144,969	$1,112,023
11/30/19	$1,112,581	$1,144,386	$1,111,793
12/31/19	$1,115,662	$1,143,588	$1,113,300
1/31/20	$1,118,608	$1,165,596	$1,118,681
2/29/20	$1,128,417	$1,186,575	$1,128,796
3/31/20	$1,144,923	$1,179,592	$1,147,077
4/30/20	$1,159,312	$1,200,561	$1,154,034
5/31/20	$1,162,563	$1,206,151	$1,155,297
6/30/20	$1,163,606	$1,213,749	$1,153,777
7/31/20	$1,162,452	$1,231,878	$1,150,880
8/31/20	$1,166,112	$1,221,935	$1,150,222
9/30/20	$1,166,920	$1,221,265	$1,150,112
10/31/20	$1,169,749	$1,215,812	$1,150,192
11/30/20	$1,173,511	$1,227,742	$1,152,231
12/31/20	$1,178,750	$1,229,433	$1,154,276
1/31/21	$1,181,322	$1,220,618	$1,152,243
2/28/21	$1,175,835	$1,202,992	$1,145,741
3/31/21	$1,173,233	$1,187,971	$1,142,972
4/30/21	$1,179,951	$1,197,356	$1,146,997
5/31/21	$1,173,147	$1,201,268	$1,143,180
6/30/21	$1,175,149	$1,209,708	$1,142,781
7/31/21	$1,178,141	$1,223,233	$1,146,205
8/31/21	$1,178,806	$1,220,905	$1,145,180
9/30/21	$1,177,478	$1,210,334	$1,142,774
10/31/21	$1,174,079	$1,210,000	$1,139,095
11/30/21	$1,171,842	$1,213,580	$1,138,594
12/31/21	$1,169,957	$1,210,475	$1,137,566
1/31/22	$1,156,678	$1,184,396	$1,123,728
2/28/22	$1,149,241	$1,171,183	$1,117,279
3/31/22	$1,115,507	$1,138,645	$1,090,372
4/30/22	$1,074,102	$1,095,436	$1,055,102
5/31/22	$1,089,580	$1,102,499	$1,067,161
6/30/22	$1,064,139	$1,085,203	$1,047,988
7/31/22	$1,096,542	$1,111,719	$1,081,715
8/31/22	$1,062,093	$1,080,306	$1,048,086
9/30/22	$1,002,810	$1,033,630	$994,281
10/31/22	$991,752	$1,020,242	$985,963
11/30/22	$1,028,724	$1,057,762	$1,022,978
12/31/22	$1,017,365	$1,052,991	$1,015,160
1/31/23	$1,054,891	$1,085,385	$1,048,517
2/28/23	$1,031,175	$1,057,322	$1,022,299
3/31/23	$1,049,735	$1,084,180	$1,041,501
4/30/23	$1,054,398	$1,090,751	$1,047,453
5/31/23	$1,045,958	$1,078,874	$1,039,354
6/30/23	$1,046,208	$1,075,027	$1,036,193
7/31/23	$1,045,842	$1,074,277	$1,036,494
8/31/23	$1,038,851	$1,067,415	$1,028,980
9/30/23	$1,009,394	$1,040,290	$997,176
10/31/23	$988,653	$1,023,873	$978,123
11/30/23	$1,039,553	$1,070,241	$1,026,994
12/31/23	$1,080,634	$1,111,209	$1,069,987
1/31/24	$1,078,239	$1,108,157	$1,064,814
2/29/24	$1,065,948	$1,092,501	$1,047,601
3/31/24	$1,079,161	$1,102,589	$1,058,674
4/30/24	$1,051,002	$1,074,739	$1,030,207
5/31/24	$1,071,729	$1,092,959	$1,048,455
6/30/24	$1,081,423	$1,103,307	$1,059,182
7/31/24	$1,107,940	$1,129,077	$1,084,869
8/31/24	$1,123,116	$1,145,301	$1,101,099
9/30/24	$1,134,097	$1,160,636	$1,111,722
10/31/24	$1,100,322	$1,131,854	$1,082,709
11/30/24	$1,116,299	$1,143,821	$1,096,540
12/31/24	$1,098,885	$1,125,101	$1,080,239
1/31/25	$1,107,902	$1,131,070	$1,086,325
2/28/25	$1,136,090	$1,155,956	$1,112,613
3/31/25	$1,137,332	$1,156,391	$1,113,511

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	5.39%	(0.13%)	1.30%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg GNMA Index	5.18%	(0.59%)	1.08%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,294,974,000
Holdings Count | Holding	1,925
Advisory Fees Paid, Amount	$ 3,483,000
InvestmentCompanyPortfolioTurnover	1358.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,294,974
# of Portfolio Holdings	1,925
Portfolio Turnover Rate	1,358%
Total Net Advisory Fees Paid During the Reporting Period	$3,483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	268.4%
Asset-Backed Securities	3.9%
Non-Agency Mortgage-Backed Securities	2.6%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.5%
Affiliated Investments	1.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(178.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.43% as a result of higher expenses related to interest.

Change to Principal Investment Strategies. Effective June 10, 2024, the Fund has an investment strategy to invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Ratings ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality; provided that, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to this limit. Previously, the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises were subject to this limit.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.43% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Change to Principal Investment Strategies. Effective June 10, 2024, the Fund has an investment strategy to invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Ratings ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality; provided that, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to this limit. Previously, the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises were subject to this limit.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026566
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Credit Bond Fund
Class Name	Class A
Trading Symbol	PBDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$139	1.35%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Tactical exposure to emerging markets, specifically overweight exposure to a Russian gas producer, contributed to performance, as spreads tightened.

  Security selection within the banks and brokerage sector, specifically overweight exposure to a U.S. global systemically important financial institution, contributed to performance, as spreads tightened.

  Tactical exposure to securitized credit, specifically exposure to legacy residential mortgage-backed securities, contributed to performance, as spreads tightened.

  Underweight exposure to the tobacco sector detracted from performance, as the sector outperformed the Bloomberg U.S. Credit Index.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
3/31/15	$9,625	$10,000	$10,000
4/30/15	$9,589	$9,964	$9,941
5/31/15	$9,563	$9,940	$9,884
6/30/15	$9,402	$9,832	$9,712
7/31/15	$9,523	$9,900	$9,773
8/31/15	$9,406	$9,886	$9,715
9/30/15	$9,345	$9,953	$9,763
10/31/15	$9,466	$9,954	$9,809
11/30/15	$9,422	$9,928	$9,788
12/31/15	$9,335	$9,896	$9,713
1/31/16	$9,380	$10,032	$9,764
2/29/16	$9,409	$10,103	$9,845
3/31/16	$9,637	$10,196	$10,093
4/30/16	$9,760	$10,235	$10,217
5/31/16	$9,798	$10,238	$10,212
6/30/16	$10,008	$10,422	$10,445
7/31/16	$10,180	$10,488	$10,582
8/31/16	$10,208	$10,476	$10,603
9/30/16	$10,228	$10,470	$10,574
10/31/16	$10,159	$10,389	$10,483
11/30/16	$9,859	$10,144	$10,197
12/31/16	$9,948	$10,158	$10,260
1/31/17	$10,012	$10,178	$10,294
2/28/17	$10,137	$10,246	$10,408
3/31/17	$10,177	$10,241	$10,393
4/30/17	$10,292	$10,320	$10,497
5/31/17	$10,401	$10,399	$10,609
6/30/17	$10,442	$10,389	$10,637
7/31/17	$10,518	$10,434	$10,715
8/31/17	$10,626	$10,527	$10,805
9/30/17	$10,615	$10,477	$10,781
10/31/17	$10,643	$10,483	$10,817
11/30/17	$10,633	$10,470	$10,807
12/31/17	$10,696	$10,518	$10,893
1/31/18	$10,613	$10,397	$10,792
2/28/18	$10,478	$10,298	$10,629
3/31/18	$10,530	$10,364	$10,662
4/30/18	$10,435	$10,287	$10,564
5/31/18	$10,414	$10,360	$10,618
6/30/18	$10,385	$10,348	$10,568
7/31/18	$10,466	$10,350	$10,644
8/31/18	$10,500	$10,417	$10,698
9/30/18	$10,467	$10,350	$10,662
10/31/18	$10,342	$10,268	$10,513
11/30/18	$10,325	$10,329	$10,506
12/31/18	$10,439	$10,519	$10,664
1/31/19	$10,691	$10,631	$10,894
2/28/19	$10,756	$10,625	$10,917
3/31/19	$11,003	$10,829	$11,183
4/30/19	$11,070	$10,831	$11,238
5/31/19	$11,212	$11,024	$11,403
6/30/19	$11,449	$11,162	$11,661
7/31/19	$11,504	$11,187	$11,721
8/31/19	$11,832	$11,476	$12,088
9/30/19	$11,777	$11,415	$12,009
10/31/19	$11,877	$11,450	$12,077
11/30/19	$11,891	$11,444	$12,100
12/31/19	$11,927	$11,436	$12,135
1/31/20	$12,225	$11,656	$12,419
2/29/20	$12,303	$11,866	$12,587
3/31/20	$11,197	$11,796	$11,753
4/30/20	$11,703	$12,006	$12,291
5/31/20	$11,920	$12,062	$12,491
6/30/20	$12,147	$12,137	$12,719
7/31/20	$12,501	$12,319	$13,111
8/31/20	$12,429	$12,219	$12,945
9/30/20	$12,380	$12,213	$12,910
10/31/20	$12,312	$12,158	$12,881
11/30/20	$12,676	$12,277	$13,209
12/31/20	$12,771	$12,294	$13,269
1/31/21	$12,630	$12,206	$13,112
2/28/21	$12,410	$12,030	$12,884
3/31/21	$12,213	$11,880	$12,679
4/30/21	$12,372	$11,974	$12,814
5/31/21	$12,435	$12,013	$12,906
6/30/21	$12,615	$12,097	$13,100
7/31/21	$12,776	$12,232	$13,270
8/31/21	$12,783	$12,209	$13,238
9/30/21	$12,607	$12,103	$13,097
10/31/21	$12,550	$12,100	$13,125
11/30/21	$12,559	$12,136	$13,136
12/31/21	$12,590	$12,105	$13,126
1/31/22	$12,233	$11,844	$12,705
2/28/22	$11,946	$11,712	$12,465
3/31/22	$11,576	$11,386	$12,152
4/30/22	$11,018	$10,954	$11,515
5/31/22	$11,025	$11,025	$11,617
6/30/22	$10,649	$10,852	$11,314
7/31/22	$11,002	$11,117	$11,657
8/31/22	$10,721	$10,803	$11,328
9/30/22	$10,238	$10,336	$10,754
10/31/22	$10,099	$10,202	$10,643
11/30/22	$10,586	$10,578	$11,172
12/31/22	$10,554	$10,530	$11,123
1/31/23	$11,007	$10,854	$11,548
2/28/23	$10,732	$10,573	$11,200
3/31/23	$10,945	$10,842	$11,507
4/30/23	$11,024	$10,908	$11,598
5/31/23	$10,884	$10,789	$11,436
6/30/23	$10,906	$10,750	$11,472
7/31/23	$10,950	$10,743	$11,507
8/31/23	$10,872	$10,674	$11,424
9/30/23	$10,571	$10,403	$11,127
10/31/23	$10,355	$10,239	$10,929
11/30/23	$10,940	$10,702	$11,549
12/31/23	$11,390	$11,112	$12,034
1/31/24	$11,411	$11,082	$12,012
2/29/24	$11,269	$10,925	$11,839
3/31/24	$11,392	$11,026	$11,984
4/30/24	$11,112	$10,747	$11,686
5/31/24	$11,331	$10,930	$11,899
6/30/24	$11,416	$11,033	$11,978
7/31/24	$11,699	$11,291	$12,260
8/31/24	$11,869	$11,453	$12,450
9/30/24	$12,061	$11,606	$12,663
10/31/24	$11,761	$11,319	$12,357
11/30/24	$11,921	$11,438	$12,514
12/31/24	$11,716	$11,251	$12,278
1/31/25	$11,798	$11,311	$12,347
2/28/25	$12,089	$11,560	$12,598
3/31/25	$12,038	$11,564	$12,568

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.67%	1.46%	2.26%
Class A (including sales charge)	1.67%	0.68%	1.87%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Credit Index	4.87%	1.35%	2.31%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 12,468,510,000
Holdings Count | Holding	2,619
Advisory Fees Paid, Amount	$ 30,638,000
InvestmentCompanyPortfolioTurnover	270.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,468,510
# of Portfolio Holdings	2,619
Portfolio Turnover Rate	270%
Total Net Advisory Fees Paid During the Reporting Period	$30,638
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	72.0%
U.S. Government Agencies	17.4%
U.S. Treasury Obligations	12.3%
Asset-Backed Securities	4.9%
Sovereign Issues	4.8%
Preferred Securities	4.1%
Non-Agency Mortgage-Backed Securities	2.3%
Loan Participations and Assignments	1.5%
Municipal Bonds & Notes	0.3%
Other Investments	0.2%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(20.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026565
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Credit Bond Fund
Class Name	Administrative Class
Trading Symbol	PGCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$123	1.20%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Tactical exposure to emerging markets, specifically overweight exposure to a Russian gas producer, contributed to performance, as spreads tightened.

  Security selection within the banks and brokerage sector, specifically overweight exposure to a U.S. global systemically important financial institution, contributed to performance, as spreads tightened.

  Tactical exposure to securitized credit, specifically exposure to legacy residential mortgage-backed securities, contributed to performance, as spreads tightened.

  Underweight exposure to the tobacco sector detracted from performance, as the sector outperformed the Bloomberg U.S. Credit Index.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$996,419	$996,412	$994,144
5/31/15	$993,764	$994,012	$988,412
6/30/15	$977,234	$983,174	$971,168
7/31/15	$989,909	$990,008	$977,280
8/31/15	$977,896	$988,586	$971,458
9/30/15	$971,615	$995,273	$976,331
10/31/15	$984,326	$995,439	$980,922
11/30/15	$979,920	$992,809	$978,781
12/31/15	$970,996	$989,601	$971,286
1/31/16	$975,809	$1,003,219	$976,373
2/29/16	$978,942	$1,010,335	$984,530
3/31/16	$1,002,717	$1,019,605	$1,009,349
4/30/16	$1,015,710	$1,023,519	$1,021,674
5/31/16	$1,019,802	$1,023,781	$1,021,231
6/30/16	$1,041,784	$1,042,177	$1,044,509
7/31/16	$1,059,813	$1,048,765	$1,058,194
8/31/16	$1,062,850	$1,047,566	$1,060,278
9/30/16	$1,065,104	$1,046,952	$1,057,362
10/31/16	$1,057,989	$1,038,944	$1,048,335
11/30/16	$1,026,839	$1,014,369	$1,019,748
12/31/16	$1,036,274	$1,015,800	$1,025,955
1/31/17	$1,043,050	$1,017,793	$1,029,407
2/28/17	$1,056,186	$1,024,634	$1,040,835
3/31/17	$1,060,489	$1,024,097	$1,039,262
4/30/17	$1,072,638	$1,032,000	$1,049,654
5/31/17	$1,084,137	$1,039,943	$1,060,940
6/30/17	$1,088,559	$1,038,896	$1,063,713
7/31/17	$1,096,595	$1,043,367	$1,071,497
8/31/17	$1,107,940	$1,052,726	$1,080,462
9/30/17	$1,106,960	$1,047,712	$1,078,055
10/31/17	$1,110,046	$1,048,319	$1,081,705
11/30/17	$1,109,175	$1,046,973	$1,080,728
12/31/17	$1,115,863	$1,051,778	$1,089,337
1/31/18	$1,107,294	$1,039,665	$1,079,225
2/28/18	$1,093,416	$1,029,809	$1,062,877
3/31/18	$1,098,912	$1,036,414	$1,066,151
4/30/18	$1,089,178	$1,028,705	$1,056,431
5/31/18	$1,087,112	$1,036,047	$1,061,762
6/30/18	$1,084,166	$1,034,773	$1,056,802
7/31/18	$1,092,786	$1,035,019	$1,064,383
8/31/18	$1,096,499	$1,041,679	$1,069,811
9/30/18	$1,093,166	$1,034,971	$1,066,205
10/31/18	$1,080,288	$1,026,792	$1,051,276
11/30/18	$1,078,576	$1,032,921	$1,050,564
12/31/18	$1,090,599	$1,051,898	$1,066,357
1/31/19	$1,117,157	$1,063,068	$1,089,403
2/28/19	$1,124,042	$1,062,452	$1,091,747
3/31/19	$1,150,014	$1,082,853	$1,118,336
4/30/19	$1,157,099	$1,083,130	$1,123,826
5/31/19	$1,172,179	$1,102,358	$1,140,335
6/30/19	$1,197,017	$1,116,201	$1,166,100
7/31/19	$1,203,001	$1,118,657	$1,172,116
8/31/19	$1,237,379	$1,147,643	$1,208,763
9/30/19	$1,231,824	$1,141,531	$1,200,862
10/31/19	$1,242,381	$1,144,969	$1,207,702
11/30/19	$1,244,045	$1,144,386	$1,209,992
12/31/19	$1,247,962	$1,143,588	$1,213,474
1/31/20	$1,279,362	$1,165,596	$1,241,861
2/29/20	$1,287,638	$1,186,575	$1,258,749
3/31/20	$1,172,009	$1,179,592	$1,175,323
4/30/20	$1,225,114	$1,200,561	$1,229,110
5/31/20	$1,247,972	$1,206,151	$1,249,090
6/30/20	$1,271,912	$1,213,749	$1,271,912
7/31/20	$1,309,158	$1,231,878	$1,311,136
8/31/20	$1,301,780	$1,221,935	$1,294,528
9/30/20	$1,296,856	$1,221,265	$1,290,974
10/31/20	$1,289,871	$1,215,812	$1,288,118
11/30/20	$1,328,190	$1,227,742	$1,320,911
12/31/20	$1,338,299	$1,229,433	$1,326,944
1/31/21	$1,323,616	$1,220,618	$1,311,153
2/28/21	$1,300,708	$1,202,992	$1,288,402
3/31/21	$1,280,239	$1,187,971	$1,267,881
4/30/21	$1,297,086	$1,197,356	$1,281,351
5/31/21	$1,303,810	$1,201,268	$1,290,595
6/30/21	$1,322,899	$1,209,708	$1,310,005
7/31/21	$1,339,892	$1,223,233	$1,327,027
8/31/21	$1,340,827	$1,220,905	$1,323,837
9/30/21	$1,322,543	$1,210,334	$1,309,674
10/31/21	$1,316,740	$1,210,000	$1,312,532
11/30/21	$1,317,834	$1,213,580	$1,313,636
12/31/21	$1,321,217	$1,210,475	$1,312,605
1/31/22	$1,283,971	$1,184,396	$1,270,503
2/28/22	$1,253,913	$1,171,183	$1,246,523
3/31/22	$1,215,283	$1,138,645	$1,215,198
4/30/22	$1,156,840	$1,095,436	$1,151,512
5/31/22	$1,157,680	$1,102,499	$1,161,713
6/30/22	$1,118,344	$1,085,203	$1,131,379
7/31/22	$1,155,575	$1,111,719	$1,165,734
8/31/22	$1,126,246	$1,080,306	$1,132,778
9/30/22	$1,075,573	$1,033,630	$1,075,392
10/31/22	$1,061,132	$1,020,242	$1,064,293
11/30/22	$1,112,391	$1,057,762	$1,117,163
12/31/22	$1,109,236	$1,052,991	$1,112,345
1/31/23	$1,156,932	$1,085,385	$1,154,769
2/28/23	$1,128,150	$1,057,322	$1,120,022
3/31/23	$1,150,779	$1,084,180	$1,150,723
4/30/23	$1,159,178	$1,090,751	$1,159,768
5/31/23	$1,144,602	$1,078,874	$1,143,619
6/30/23	$1,147,117	$1,075,027	$1,147,156
7/31/23	$1,151,849	$1,074,277	$1,150,667
8/31/23	$1,143,814	$1,067,415	$1,142,376
9/30/23	$1,112,271	$1,040,290	$1,112,657
10/31/23	$1,089,618	$1,023,873	$1,092,881
11/30/23	$1,151,355	$1,070,241	$1,154,905
12/31/23	$1,198,848	$1,111,209	$1,203,351
1/31/24	$1,201,197	$1,108,157	$1,201,200
2/29/24	$1,186,388	$1,092,501	$1,183,875
3/31/24	$1,199,550	$1,102,589	$1,198,427
4/30/24	$1,170,129	$1,074,739	$1,168,611
5/31/24	$1,193,344	$1,092,959	$1,189,918
6/30/24	$1,202,533	$1,103,307	$1,197,833
7/31/24	$1,232,426	$1,129,077	$1,225,955
8/31/24	$1,250,567	$1,145,301	$1,245,008
9/30/24	$1,270,922	$1,160,636	$1,266,260
10/31/24	$1,239,470	$1,131,854	$1,235,688
11/30/24	$1,256,495	$1,143,821	$1,251,414
12/31/24	$1,235,023	$1,125,101	$1,227,770
1/31/25	$1,243,812	$1,131,070	$1,234,670
2/28/25	$1,274,690	$1,155,956	$1,259,796
3/31/25	$1,269,433	$1,156,391	$1,256,779

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	5.83%	1.61%	2.41%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Credit Index	4.87%	1.35%	2.31%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 12,468,510,000
Holdings Count | Holding	2,619
Advisory Fees Paid, Amount	$ 30,638,000
InvestmentCompanyPortfolioTurnover	270.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,468,510
# of Portfolio Holdings	2,619
Portfolio Turnover Rate	270%
Total Net Advisory Fees Paid During the Reporting Period	$30,638
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	72.0%
U.S. Government Agencies	17.4%
U.S. Treasury Obligations	12.3%
Asset-Backed Securities	4.9%
Sovereign Issues	4.8%
Preferred Securities	4.1%
Non-Agency Mortgage-Backed Securities	2.3%
Loan Participations and Assignments	1.5%
Municipal Bonds & Notes	0.3%
Other Investments	0.2%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(20.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026567
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Credit Bond Fund
Class Name	Class C
Trading Symbol	PBDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$215	2.10%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Tactical exposure to emerging markets, specifically overweight exposure to a Russian gas producer, contributed to performance, as spreads tightened.

  Security selection within the banks and brokerage sector, specifically overweight exposure to a U.S. global systemically important financial institution, contributed to performance, as spreads tightened.

  Tactical exposure to securitized credit, specifically exposure to legacy residential mortgage-backed securities, contributed to performance, as spreads tightened.

  Underweight exposure to the tobacco sector detracted from performance, as the sector outperformed the Bloomberg U.S. Credit Index.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,957	$9,964	$9,941
5/31/15	$9,923	$9,940	$9,884
6/30/15	$9,750	$9,832	$9,712
7/31/15	$9,869	$9,900	$9,773
8/31/15	$9,742	$9,886	$9,715
9/30/15	$9,672	$9,953	$9,763
10/31/15	$9,791	$9,954	$9,809
11/30/15	$9,741	$9,928	$9,788
12/31/15	$9,644	$9,896	$9,713
1/31/16	$9,685	$10,032	$9,764
2/29/16	$9,709	$10,103	$9,845
3/31/16	$9,937	$10,196	$10,093
4/30/16	$10,058	$10,235	$10,217
5/31/16	$10,092	$10,238	$10,212
6/30/16	$10,302	$10,422	$10,445
7/31/16	$10,472	$10,488	$10,582
8/31/16	$10,494	$10,476	$10,603
9/30/16	$10,508	$10,470	$10,574
10/31/16	$10,430	$10,389	$10,483
11/30/16	$10,116	$10,144	$10,197
12/31/16	$10,201	$10,158	$10,260
1/31/17	$10,260	$10,178	$10,294
2/28/17	$10,382	$10,246	$10,408
3/31/17	$10,416	$10,241	$10,393
4/30/17	$10,528	$10,320	$10,497
5/31/17	$10,633	$10,399	$10,609
6/30/17	$10,668	$10,389	$10,637
7/31/17	$10,739	$10,434	$10,715
8/31/17	$10,842	$10,527	$10,805
9/30/17	$10,824	$10,477	$10,781
10/31/17	$10,846	$10,483	$10,817
11/30/17	$10,829	$10,470	$10,807
12/31/17	$10,886	$10,518	$10,893
1/31/18	$10,795	$10,397	$10,792
2/28/18	$10,652	$10,298	$10,629
3/31/18	$10,697	$10,364	$10,662
4/30/18	$10,595	$10,287	$10,564
5/31/18	$10,567	$10,360	$10,618
6/30/18	$10,530	$10,348	$10,568
7/31/18	$10,606	$10,350	$10,644
8/31/18	$10,633	$10,417	$10,698
9/30/18	$10,594	$10,350	$10,662
10/31/18	$10,461	$10,268	$10,513
11/30/18	$10,436	$10,329	$10,506
12/31/18	$10,545	$10,519	$10,664
1/31/19	$10,794	$10,631	$10,894
2/28/19	$10,853	$10,625	$10,917
3/31/19	$11,095	$10,829	$11,183
4/30/19	$11,155	$10,831	$11,238
5/31/19	$11,292	$11,024	$11,403
6/30/19	$11,523	$11,162	$11,661
7/31/19	$11,572	$11,187	$11,721
8/31/19	$11,893	$11,476	$12,088
9/30/19	$11,832	$11,415	$12,009
10/31/19	$11,924	$11,450	$12,077
11/30/19	$11,931	$11,444	$12,100
12/31/19	$11,959	$11,436	$12,135
1/31/20	$12,251	$11,656	$12,419
2/29/20	$12,322	$11,866	$12,587
3/31/20	$11,207	$11,796	$11,753
4/30/20	$11,706	$12,006	$12,291
5/31/20	$11,915	$12,062	$12,491
6/30/20	$12,135	$12,137	$12,719
7/31/20	$12,480	$12,319	$13,111
8/31/20	$12,401	$12,219	$12,945
9/30/20	$12,345	$12,213	$12,910
10/31/20	$12,269	$12,158	$12,881
11/30/20	$12,624	$12,277	$13,209
12/31/20	$12,710	$12,294	$13,269
1/31/21	$12,562	$12,206	$13,112
2/28/21	$12,336	$12,030	$12,884
3/31/21	$12,132	$11,880	$12,679
4/30/21	$12,282	$11,974	$12,814
5/31/21	$12,337	$12,013	$12,906
6/30/21	$12,509	$12,097	$13,100
7/31/21	$12,660	$12,232	$13,270
8/31/21	$12,659	$12,209	$13,238
9/30/21	$12,477	$12,103	$13,097
10/31/21	$12,413	$12,100	$13,125
11/30/21	$12,414	$12,136	$13,136
12/31/21	$12,436	$12,105	$13,126
1/31/22	$12,077	$11,844	$12,705
2/28/22	$11,786	$11,712	$12,465
3/31/22	$11,414	$11,386	$12,152
4/30/22	$10,856	$10,954	$11,515
5/31/22	$10,856	$11,025	$11,617
6/30/22	$10,480	$10,852	$11,314
7/31/22	$10,821	$11,117	$11,657
8/31/22	$10,538	$10,803	$11,328
9/30/22	$10,055	$10,336	$10,754
10/31/22	$9,913	$10,202	$10,643
11/30/22	$10,385	$10,578	$11,172
12/31/22	$10,347	$10,530	$11,123
1/31/23	$10,784	$10,854	$11,548
2/28/23	$10,508	$10,573	$11,200
3/31/23	$10,710	$10,842	$11,507
4/30/23	$10,781	$10,908	$11,598
5/31/23	$10,638	$10,789	$11,436
6/30/23	$10,653	$10,750	$11,472
7/31/23	$10,689	$10,743	$11,507
8/31/23	$10,606	$10,674	$11,424
9/30/23	$10,306	$10,403	$11,127
10/31/23	$10,089	$10,239	$10,929
11/30/23	$10,652	$10,702	$11,549
12/31/23	$11,083	$11,112	$12,034
1/31/24	$11,097	$11,082	$12,012
2/29/24	$10,952	$10,925	$11,839
3/31/24	$11,065	$11,026	$11,984
4/30/24	$10,786	$10,747	$11,686
5/31/24	$10,991	$10,930	$11,899
6/30/24	$11,068	$11,033	$11,978
7/31/24	$11,334	$11,291	$12,260
8/31/24	$11,492	$11,453	$12,450
9/30/24	$11,671	$11,606	$12,663
10/31/24	$11,373	$11,319	$12,357
11/30/24	$11,521	$11,438	$12,514
12/31/24	$11,315	$11,251	$12,278
1/31/25	$11,387	$11,311	$12,347
2/28/25	$11,662	$11,560	$12,598
3/31/25	$11,605	$11,564	$12,568

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	4.88%	0.70%	1.50%
Class C (including sales charge)	3.88%	0.70%	1.50%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Credit Index	4.87%	1.35%	2.31%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 12,468,510,000
Holdings Count | Holding	2,619
Advisory Fees Paid, Amount	$ 30,638,000
InvestmentCompanyPortfolioTurnover	270.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,468,510
# of Portfolio Holdings	2,619
Portfolio Turnover Rate	270%
Total Net Advisory Fees Paid During the Reporting Period	$30,638
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	72.0%
U.S. Government Agencies	17.4%
U.S. Treasury Obligations	12.3%
Asset-Backed Securities	4.9%
Sovereign Issues	4.8%
Preferred Securities	4.1%
Non-Agency Mortgage-Backed Securities	2.3%
Loan Participations and Assignments	1.5%
Municipal Bonds & Notes	0.3%
Other Investments	0.2%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(20.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000200444
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Credit Bond Fund
Class Name	I-3
Trading Symbol	PCNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$113	1.10%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Tactical exposure to emerging markets, specifically overweight exposure to a Russian gas producer, contributed to performance, as spreads tightened.

  Security selection within the banks and brokerage sector, specifically overweight exposure to a U.S. global systemically important financial institution, contributed to performance, as spreads tightened.

  Tactical exposure to securitized credit, specifically exposure to legacy residential mortgage-backed securities, contributed to performance, as spreads tightened.

  Underweight exposure to the tobacco sector detracted from performance, as the sector outperformed the Bloomberg U.S. Credit Index.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$996,500	$996,412	$994,144
5/31/15	$993,928	$994,012	$988,412
6/30/15	$977,475	$983,174	$971,168
7/31/15	$990,249	$990,008	$977,280
8/31/15	$978,301	$988,586	$971,458
9/30/15	$972,097	$995,273	$976,331
10/31/15	$984,905	$995,439	$980,922
11/30/15	$980,569	$992,809	$978,781
12/31/15	$971,740	$989,601	$971,286
1/31/16	$976,618	$1,003,219	$976,373
2/29/16	$979,831	$1,010,335	$984,530
3/31/16	$1,003,706	$1,019,605	$1,009,349
4/30/16	$1,016,800	$1,023,519	$1,021,674
5/31/16	$1,020,977	$1,023,781	$1,021,231
6/30/16	$1,043,071	$1,042,177	$1,044,509
7/31/16	$1,061,211	$1,048,765	$1,058,194
8/31/16	$1,064,344	$1,047,566	$1,060,278
9/30/16	$1,066,704	$1,046,952	$1,057,362
10/31/16	$1,059,655	$1,038,944	$1,048,335
11/30/16	$1,028,538	$1,014,369	$1,019,748
12/31/16	$1,038,111	$1,015,800	$1,025,955
1/31/17	$1,044,974	$1,017,793	$1,029,407
2/28/17	$1,058,214	$1,024,634	$1,040,835
3/31/17	$1,062,629	$1,024,097	$1,039,262
4/30/17	$1,074,876	$1,032,000	$1,049,654
5/31/17	$1,086,489	$1,039,943	$1,060,940
6/30/17	$1,091,025	$1,038,896	$1,063,713
7/31/17	$1,099,158	$1,043,367	$1,071,497
8/31/17	$1,110,621	$1,052,726	$1,080,462
9/30/17	$1,109,738	$1,047,712	$1,078,055
10/31/17	$1,112,918	$1,048,319	$1,081,705
11/30/17	$1,112,136	$1,046,973	$1,080,728
12/31/17	$1,118,943	$1,051,778	$1,089,337
1/31/18	$1,110,438	$1,039,665	$1,079,225
2/28/18	$1,096,605	$1,029,809	$1,062,877
3/31/18	$1,102,217	$1,036,414	$1,066,151
4/30/18	$1,092,545	$1,028,705	$1,056,431
5/31/18	$1,090,554	$1,036,047	$1,061,762
6/30/18	$1,087,717	$1,034,773	$1,056,802
7/31/18	$1,096,500	$1,035,019	$1,064,383
8/31/18	$1,100,329	$1,041,679	$1,069,811
9/30/18	$1,097,070	$1,034,971	$1,066,205
10/31/18	$1,084,225	$1,026,792	$1,051,276
11/30/18	$1,082,603	$1,032,921	$1,050,564
12/31/18	$1,094,762	$1,051,898	$1,066,357
1/31/19	$1,121,515	$1,063,068	$1,089,403
2/28/19	$1,128,514	$1,062,452	$1,091,747
3/31/19	$1,154,687	$1,082,853	$1,118,336
4/30/19	$1,161,897	$1,083,130	$1,123,826
5/31/19	$1,177,268	$1,102,358	$1,140,335
6/30/19	$1,202,305	$1,116,201	$1,166,100
7/31/19	$1,208,419	$1,118,657	$1,172,116
8/31/19	$1,243,059	$1,147,643	$1,208,763
9/30/19	$1,237,572	$1,141,531	$1,200,862
10/31/19	$1,248,282	$1,144,969	$1,207,702
11/30/19	$1,250,063	$1,144,386	$1,209,992
12/31/19	$1,254,106	$1,143,588	$1,213,474
1/31/20	$1,285,771	$1,165,596	$1,241,861
2/29/20	$1,294,188	$1,186,575	$1,258,749
3/31/20	$1,178,070	$1,179,592	$1,175,323
4/30/20	$1,231,546	$1,200,561	$1,229,110
5/31/20	$1,254,630	$1,206,151	$1,249,090
6/30/20	$1,278,803	$1,213,749	$1,271,912
7/31/20	$1,316,367	$1,231,878	$1,311,136
8/31/20	$1,309,052	$1,221,935	$1,294,528
9/30/20	$1,304,208	$1,221,265	$1,290,974
10/31/20	$1,297,296	$1,215,812	$1,288,118
11/30/20	$1,335,945	$1,227,742	$1,320,911
12/31/20	$1,346,237	$1,229,433	$1,326,944
1/31/21	$1,331,569	$1,220,618	$1,311,153
2/28/21	$1,308,625	$1,202,992	$1,288,402
3/31/21	$1,288,143	$1,187,971	$1,267,881
4/30/21	$1,305,241	$1,197,356	$1,281,351
5/31/21	$1,312,111	$1,201,268	$1,290,595
6/30/21	$1,331,430	$1,209,708	$1,310,005
7/31/21	$1,348,669	$1,223,233	$1,327,027
8/31/21	$1,349,723	$1,220,905	$1,323,837
9/30/21	$1,331,429	$1,210,334	$1,309,674
10/31/21	$1,325,703	$1,210,000	$1,312,532
11/30/21	$1,326,918	$1,213,580	$1,313,636
12/31/21	$1,330,444	$1,210,475	$1,312,605
1/31/22	$1,293,041	$1,184,396	$1,270,503
2/28/22	$1,262,869	$1,171,183	$1,246,523
3/31/22	$1,224,068	$1,138,645	$1,215,198
4/30/22	$1,165,306	$1,095,436	$1,151,512
5/31/22	$1,166,250	$1,102,499	$1,161,713
6/30/22	$1,126,716	$1,085,203	$1,131,379
7/31/22	$1,164,324	$1,111,719	$1,165,734
8/31/22	$1,134,872	$1,080,306	$1,132,778
9/30/22	$1,083,908	$1,033,630	$1,075,392
10/31/22	$1,069,441	$1,020,242	$1,064,293
11/30/22	$1,121,193	$1,057,762	$1,117,163
12/31/22	$1,118,116	$1,052,991	$1,112,345
1/31/23	$1,166,286	$1,085,385	$1,154,769
2/28/23	$1,137,373	$1,057,322	$1,120,022
3/31/23	$1,160,291	$1,084,180	$1,150,723
4/30/23	$1,168,847	$1,090,751	$1,159,768
5/31/23	$1,154,248	$1,078,874	$1,143,619
6/30/23	$1,156,886	$1,075,027	$1,147,156
7/31/23	$1,161,741	$1,074,277	$1,150,667
8/31/23	$1,153,735	$1,067,415	$1,142,376
9/30/23	$1,122,015	$1,040,290	$1,112,657
10/31/23	$1,099,259	$1,023,873	$1,092,881
11/30/23	$1,161,635	$1,070,241	$1,154,905
12/31/23	$1,209,658	$1,111,209	$1,203,351
1/31/24	$1,212,127	$1,108,157	$1,201,200
2/29/24	$1,197,277	$1,092,501	$1,183,875
3/31/24	$1,210,664	$1,102,589	$1,198,427
4/30/24	$1,181,069	$1,074,739	$1,168,611
5/31/24	$1,204,610	$1,092,959	$1,189,918
6/30/24	$1,213,978	$1,103,307	$1,197,833
7/31/24	$1,244,260	$1,129,077	$1,225,955
8/31/24	$1,262,689	$1,145,301	$1,245,008
9/30/24	$1,283,340	$1,160,636	$1,266,260
10/31/24	$1,251,687	$1,131,854	$1,235,688
11/30/24	$1,268,993	$1,143,821	$1,251,414
12/31/24	$1,247,397	$1,125,101	$1,227,770
1/31/25	$1,256,388	$1,131,070	$1,234,670
2/28/25	$1,287,675	$1,155,956	$1,259,796
3/31/25	$1,282,466	$1,156,391	$1,256,779

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	5.93%	1.71%	2.52%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Credit Index	4.87%	1.35%	2.31%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 12,468,510,000
Holdings Count | Holding	2,619
Advisory Fees Paid, Amount	$ 30,638,000
InvestmentCompanyPortfolioTurnover	270.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,468,510
# of Portfolio Holdings	2,619
Portfolio Turnover Rate	270%
Total Net Advisory Fees Paid During the Reporting Period	$30,638
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	72.0%
U.S. Government Agencies	17.4%
U.S. Treasury Obligations	12.3%
Asset-Backed Securities	4.9%
Sovereign Issues	4.8%
Preferred Securities	4.1%
Non-Agency Mortgage-Backed Securities	2.3%
Loan Participations and Assignments	1.5%
Municipal Bonds & Notes	0.3%
Other Investments	0.2%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(20.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026564
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Credit Bond Fund
Class Name	Institutional Class
Trading Symbol	PIGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Tactical exposure to emerging markets, specifically overweight exposure to a Russian gas producer, contributed to performance, as spreads tightened.

  Security selection within the banks and brokerage sector, specifically overweight exposure to a U.S. global systemically important financial institution, contributed to performance, as spreads tightened.

  Tactical exposure to securitized credit, specifically exposure to legacy residential mortgage-backed securities, contributed to performance, as spreads tightened.

  Underweight exposure to the tobacco sector detracted from performance, as the sector outperformed the Bloomberg U.S. Credit Index.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$996,624	$996,412	$994,144
5/31/15	$994,177	$994,012	$988,412
6/30/15	$977,841	$983,174	$971,168
7/31/15	$990,745	$990,008	$977,280
8/31/15	$978,916	$988,586	$971,458
9/30/15	$972,828	$995,273	$976,331
10/31/15	$985,771	$995,439	$980,922
11/30/15	$981,552	$992,809	$978,781
12/31/15	$972,838	$989,601	$971,286
1/31/16	$977,845	$1,003,219	$976,373
2/29/16	$981,178	$1,010,335	$984,530
3/31/16	$1,005,211	$1,019,605	$1,009,349
4/30/16	$1,018,449	$1,023,519	$1,021,674
5/31/16	$1,022,762	$1,023,781	$1,021,231
6/30/16	$1,045,021	$1,042,177	$1,044,509
7/31/16	$1,063,330	$1,048,765	$1,058,194
8/31/16	$1,066,604	$1,047,566	$1,060,278
9/30/16	$1,069,099	$1,046,952	$1,057,362
10/31/16	$1,062,169	$1,038,944	$1,048,335
11/30/16	$1,031,106	$1,014,369	$1,019,748
12/31/16	$1,040,834	$1,015,800	$1,025,955
1/31/17	$1,047,849	$1,017,793	$1,029,407
2/28/17	$1,061,247	$1,024,634	$1,040,835
3/31/17	$1,065,809	$1,024,097	$1,039,262
4/30/17	$1,078,224	$1,032,000	$1,049,654
5/31/17	$1,090,011	$1,039,943	$1,060,940
6/30/17	$1,094,697	$1,038,896	$1,063,713
7/31/17	$1,102,996	$1,043,367	$1,071,497
8/31/17	$1,114,640	$1,052,726	$1,080,462
9/30/17	$1,113,891	$1,047,712	$1,078,055
10/31/17	$1,117,225	$1,048,319	$1,081,705
11/30/17	$1,116,578	$1,046,973	$1,080,728
12/31/17	$1,123,555	$1,051,778	$1,089,337
1/31/18	$1,115,157	$1,039,665	$1,079,225
2/28/18	$1,101,392	$1,029,809	$1,062,877
3/31/18	$1,107,169	$1,036,414	$1,066,151
4/30/18	$1,097,581	$1,028,705	$1,056,431
5/31/18	$1,095,732	$1,036,047	$1,061,762
6/30/18	$1,093,012	$1,034,773	$1,056,802
7/31/18	$1,101,928	$1,035,019	$1,064,383
8/31/18	$1,105,930	$1,041,679	$1,069,811
9/30/18	$1,102,773	$1,034,971	$1,066,205
10/31/18	$1,090,015	$1,026,792	$1,051,276
11/30/18	$1,088,527	$1,032,921	$1,050,564
12/31/18	$1,100,887	$1,051,898	$1,066,357
1/31/19	$1,127,924	$1,063,068	$1,089,403
2/28/19	$1,135,092	$1,062,452	$1,091,747
3/31/19	$1,161,562	$1,082,853	$1,118,336
4/30/19	$1,168,955	$1,083,130	$1,123,826
5/31/19	$1,184,447	$1,102,358	$1,140,335
6/30/19	$1,209,773	$1,116,201	$1,166,100
7/31/19	$1,216,077	$1,118,657	$1,172,116
8/31/19	$1,251,104	$1,147,643	$1,208,763
9/30/19	$1,245,723	$1,141,531	$1,200,862
10/31/19	$1,256,663	$1,144,969	$1,207,702
11/30/19	$1,258,615	$1,144,386	$1,209,992
12/31/19	$1,262,845	$1,143,588	$1,213,474
1/31/20	$1,294,898	$1,165,596	$1,241,861
2/29/20	$1,303,523	$1,186,575	$1,258,749
3/31/20	$1,186,715	$1,179,592	$1,175,323
4/30/20	$1,240,736	$1,200,561	$1,229,110
5/31/20	$1,264,151	$1,206,151	$1,249,090
6/30/20	$1,288,665	$1,213,749	$1,271,912
7/31/20	$1,326,696	$1,231,878	$1,311,136
8/31/20	$1,319,480	$1,221,935	$1,294,528
9/30/20	$1,314,762	$1,221,265	$1,290,974
10/31/20	$1,307,967	$1,215,812	$1,288,118
11/30/20	$1,347,093	$1,227,742	$1,320,911
12/31/20	$1,357,660	$1,229,433	$1,326,944
1/31/21	$1,343,021	$1,220,618	$1,311,153
2/28/21	$1,320,033	$1,202,992	$1,288,402
3/31/21	$1,299,537	$1,187,971	$1,267,881
4/30/21	$1,316,959	$1,197,356	$1,281,351
5/31/21	$1,324,049	$1,201,268	$1,290,595
6/30/21	$1,343,709	$1,209,708	$1,310,005
7/31/21	$1,361,286	$1,223,233	$1,327,027
8/31/21	$1,362,516	$1,220,905	$1,323,837
9/30/21	$1,344,216	$1,210,334	$1,309,674
10/31/21	$1,338,606	$1,210,000	$1,312,532
11/30/21	$1,339,995	$1,213,580	$1,313,636
12/31/21	$1,343,737	$1,210,475	$1,312,605
1/31/22	$1,306,119	$1,184,396	$1,270,503
2/28/22	$1,275,790	$1,171,183	$1,246,523
3/31/22	$1,236,749	$1,138,645	$1,215,198
4/30/22	$1,177,531	$1,095,436	$1,151,512
5/31/22	$1,178,629	$1,102,499	$1,161,713
6/30/22	$1,138,817	$1,085,203	$1,131,379
7/31/22	$1,176,975	$1,111,719	$1,165,734
8/31/22	$1,147,351	$1,080,306	$1,132,778
9/30/22	$1,095,975	$1,033,630	$1,075,392
10/31/22	$1,081,475	$1,020,242	$1,064,293
11/30/22	$1,133,947	$1,057,762	$1,117,163
12/31/22	$1,130,990	$1,052,991	$1,112,345
1/31/23	$1,179,854	$1,085,385	$1,154,769
2/28/23	$1,150,725	$1,057,322	$1,120,022
3/31/23	$1,174,067	$1,084,180	$1,150,723
4/30/23	$1,182,860	$1,090,751	$1,159,768
5/31/23	$1,168,234	$1,078,874	$1,143,619
6/30/23	$1,171,057	$1,075,027	$1,147,156
7/31/23	$1,176,119	$1,074,277	$1,150,667
8/31/23	$1,168,160	$1,067,415	$1,142,376
9/30/23	$1,136,189	$1,040,290	$1,112,657
10/31/23	$1,113,282	$1,023,873	$1,092,881
11/30/23	$1,176,595	$1,070,241	$1,154,905
12/31/23	$1,225,394	$1,111,209	$1,203,351
1/31/24	$1,228,044	$1,108,157	$1,201,200
2/29/24	$1,213,145	$1,092,501	$1,183,875
3/31/24	$1,226,863	$1,102,589	$1,198,427
4/30/24	$1,197,020	$1,074,739	$1,168,611
5/31/24	$1,221,043	$1,092,959	$1,189,918
6/30/24	$1,230,681	$1,103,307	$1,197,833
7/31/24	$1,261,539	$1,129,077	$1,225,955
8/31/24	$1,280,397	$1,145,301	$1,245,008
9/30/24	$1,301,486	$1,160,636	$1,266,260
10/31/24	$1,269,550	$1,131,854	$1,235,688
11/30/24	$1,287,266	$1,143,821	$1,251,414
12/31/24	$1,265,525	$1,125,101	$1,227,770
1/31/25	$1,274,807	$1,131,070	$1,234,670
2/28/25	$1,306,701	$1,155,956	$1,259,796
3/31/25	$1,301,570	$1,156,391	$1,256,779

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.09%	1.86%	2.67%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Credit Index	4.87%	1.35%	2.31%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 12,468,510,000
Holdings Count | Holding	2,619
Advisory Fees Paid, Amount	$ 30,638,000
InvestmentCompanyPortfolioTurnover	270.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,468,510
# of Portfolio Holdings	2,619
Portfolio Turnover Rate	270%
Total Net Advisory Fees Paid During the Reporting Period	$30,638
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	72.0%
U.S. Government Agencies	17.4%
U.S. Treasury Obligations	12.3%
Asset-Backed Securities	4.9%
Sovereign Issues	4.8%
Preferred Securities	4.1%
Non-Agency Mortgage-Backed Securities	2.3%
Loan Participations and Assignments	1.5%
Municipal Bonds & Notes	0.3%
Other Investments	0.2%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(20.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000064141
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Credit Bond Fund
Class Name	I-2
Trading Symbol	PBDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$108	1.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Tactical exposure to emerging markets, specifically overweight exposure to a Russian gas producer, contributed to performance, as spreads tightened.

  Security selection within the banks and brokerage sector, specifically overweight exposure to a U.S. global systemically important financial institution, contributed to performance, as spreads tightened.

  Tactical exposure to securitized credit, specifically exposure to legacy residential mortgage-backed securities, contributed to performance, as spreads tightened.

  Underweight exposure to the tobacco sector detracted from performance, as the sector outperformed the Bloomberg U.S. Credit Index.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$996,542	$996,412	$994,144
5/31/15	$994,012	$994,012	$988,412
6/30/15	$977,599	$983,174	$971,168
7/31/15	$990,411	$990,008	$977,280
8/31/15	$978,508	$988,586	$971,458
9/30/15	$972,344	$995,273	$976,331
10/31/15	$985,195	$995,439	$980,922
11/30/15	$980,901	$992,809	$978,781
12/31/15	$972,103	$989,601	$971,286
1/31/16	$977,032	$1,003,219	$976,373
2/29/16	$980,290	$1,010,335	$984,530
3/31/16	$1,004,220	$1,019,605	$1,009,349
4/30/16	$1,017,359	$1,023,519	$1,021,674
5/31/16	$1,021,583	$1,023,781	$1,021,231
6/30/16	$1,043,732	$1,042,177	$1,044,509
7/31/16	$1,061,928	$1,048,765	$1,058,194
8/31/16	$1,065,107	$1,047,566	$1,060,278
9/30/16	$1,067,505	$1,046,952	$1,057,362
10/31/16	$1,060,500	$1,038,944	$1,048,335
11/30/16	$1,029,403	$1,014,369	$1,019,748
12/31/16	$1,039,020	$1,015,800	$1,025,955
1/31/17	$1,045,939	$1,017,793	$1,029,407
2/28/17	$1,059,232	$1,024,634	$1,040,835
3/31/17	$1,063,691	$1,024,097	$1,039,262
4/30/17	$1,076,000	$1,032,000	$1,049,654
5/31/17	$1,087,673	$1,039,943	$1,060,940
6/30/17	$1,092,254	$1,038,896	$1,063,713
7/31/17	$1,100,449	$1,043,367	$1,071,497
8/31/17	$1,111,974	$1,052,726	$1,080,462
9/30/17	$1,111,133	$1,047,712	$1,078,055
10/31/17	$1,114,367	$1,048,319	$1,081,705
11/30/17	$1,113,630	$1,046,973	$1,080,728
12/31/17	$1,120,491	$1,051,778	$1,089,337
1/31/18	$1,112,025	$1,039,665	$1,079,225
2/28/18	$1,098,214	$1,029,809	$1,062,877
3/31/18	$1,103,878	$1,036,414	$1,066,151
4/30/18	$1,094,231	$1,028,705	$1,056,431
5/31/18	$1,092,296	$1,036,047	$1,061,762
6/30/18	$1,089,493	$1,034,773	$1,056,802
7/31/18	$1,098,291	$1,035,019	$1,064,383
8/31/18	$1,102,177	$1,041,679	$1,069,811
9/30/18	$1,098,949	$1,034,971	$1,066,205
10/31/18	$1,086,145	$1,026,792	$1,051,276
11/30/18	$1,084,564	$1,032,921	$1,050,564
12/31/18	$1,096,788	$1,051,898	$1,066,357
1/31/19	$1,123,634	$1,063,068	$1,089,403
2/28/19	$1,130,689	$1,062,452	$1,091,747
3/31/19	$1,156,960	$1,082,853	$1,118,336
4/30/19	$1,164,232	$1,083,130	$1,123,826
5/31/19	$1,179,686	$1,102,358	$1,140,335
6/30/19	$1,204,824	$1,116,201	$1,166,100
7/31/19	$1,211,000	$1,118,657	$1,172,116
8/31/19	$1,245,770	$1,147,643	$1,208,763
9/30/19	$1,240,318	$1,141,531	$1,200,862
10/31/19	$1,251,105	$1,144,969	$1,207,702
11/30/19	$1,252,943	$1,144,386	$1,209,992
12/31/19	$1,257,047	$1,143,588	$1,213,474
1/31/20	$1,288,841	$1,165,596	$1,241,861
2/29/20	$1,297,327	$1,186,575	$1,258,749
3/31/20	$1,180,975	$1,179,592	$1,175,323
4/30/20	$1,234,635	$1,200,561	$1,229,110
5/31/20	$1,257,830	$1,206,151	$1,249,090
6/30/20	$1,282,116	$1,213,749	$1,271,912
7/31/20	$1,319,837	$1,231,878	$1,311,136
8/31/20	$1,312,555	$1,221,935	$1,294,528
9/30/20	$1,307,754	$1,221,265	$1,290,974
10/31/20	$1,300,881	$1,215,812	$1,288,118
11/30/20	$1,339,689	$1,227,742	$1,320,911
12/31/20	$1,350,072	$1,229,433	$1,326,944
1/31/21	$1,335,415	$1,220,618	$1,311,153
2/28/21	$1,312,456	$1,202,992	$1,288,402
3/31/21	$1,291,968	$1,187,971	$1,267,881
4/30/21	$1,309,174	$1,197,356	$1,281,351
5/31/21	$1,316,118	$1,201,268	$1,290,595
6/30/21	$1,335,551	$1,209,708	$1,310,005
7/31/21	$1,352,903	$1,223,233	$1,327,027
8/31/21	$1,354,015	$1,220,905	$1,323,837
9/30/21	$1,335,717	$1,210,334	$1,309,674
10/31/21	$1,330,030	$1,210,000	$1,312,532
11/30/21	$1,331,302	$1,213,580	$1,313,636
12/31/21	$1,334,900	$1,210,475	$1,312,605
1/31/22	$1,297,425	$1,184,396	$1,270,503
2/28/22	$1,267,201	$1,171,183	$1,246,523
3/31/22	$1,228,319	$1,138,645	$1,215,198
4/30/22	$1,169,403	$1,095,436	$1,151,512
5/31/22	$1,170,399	$1,102,499	$1,161,713
6/30/22	$1,130,771	$1,085,203	$1,131,379
7/31/22	$1,168,562	$1,111,719	$1,165,734
8/31/22	$1,139,052	$1,080,306	$1,132,778
9/30/22	$1,087,950	$1,033,630	$1,075,392
10/31/22	$1,073,471	$1,020,242	$1,064,293
11/30/22	$1,125,462	$1,057,762	$1,117,163
12/31/22	$1,122,425	$1,052,991	$1,112,345
1/31/23	$1,170,827	$1,085,385	$1,154,769
2/28/23	$1,141,834	$1,057,322	$1,120,022
3/31/23	$1,164,893	$1,084,180	$1,150,723
4/30/23	$1,173,529	$1,090,751	$1,159,768
5/31/23	$1,158,920	$1,078,874	$1,143,619
6/30/23	$1,161,619	$1,075,027	$1,147,156
7/31/23	$1,166,549	$1,074,277	$1,150,667
8/31/23	$1,158,558	$1,067,415	$1,142,376
9/30/23	$1,126,753	$1,040,290	$1,112,657
10/31/23	$1,103,945	$1,023,873	$1,092,881
11/30/23	$1,166,634	$1,070,241	$1,154,905
12/31/23	$1,214,915	$1,111,209	$1,203,351
1/31/24	$1,217,444	$1,108,157	$1,201,200
2/29/24	$1,202,577	$1,092,501	$1,183,875
3/31/24	$1,216,074	$1,102,589	$1,198,427
4/30/24	$1,186,395	$1,074,739	$1,168,611
5/31/24	$1,210,096	$1,092,959	$1,189,918
6/30/24	$1,219,553	$1,103,307	$1,197,833
7/31/24	$1,250,028	$1,129,077	$1,225,955
8/31/24	$1,268,600	$1,145,301	$1,245,008
9/30/24	$1,289,396	$1,160,636	$1,266,260
10/31/24	$1,257,648	$1,131,854	$1,235,688
11/30/24	$1,275,091	$1,143,821	$1,251,414
12/31/24	$1,253,445	$1,125,101	$1,227,770
1/31/25	$1,262,530	$1,131,070	$1,234,670
2/28/25	$1,294,019	$1,155,956	$1,259,796
3/31/25	$1,288,837	$1,156,391	$1,256,779

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	5.98%	1.76%	2.57%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Credit Index	4.87%	1.35%	2.31%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 12,468,510,000
Holdings Count | Holding	2,619
Advisory Fees Paid, Amount	$ 30,638,000
InvestmentCompanyPortfolioTurnover	270.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,468,510
# of Portfolio Holdings	2,619
Portfolio Turnover Rate	270%
Total Net Advisory Fees Paid During the Reporting Period	$30,638
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	72.0%
U.S. Government Agencies	17.4%
U.S. Treasury Obligations	12.3%
Asset-Backed Securities	4.9%
Sovereign Issues	4.8%
Preferred Securities	4.1%
Non-Agency Mortgage-Backed Securities	2.3%
Loan Participations and Assignments	1.5%
Municipal Bonds & Notes	0.3%
Other Investments	0.2%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(20.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000080408
Shareholder Report [Line Items]
Fund Name	PIMCO Long Duration Total Return Fund
Class Name	Class A
Trading Symbol	PLRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$437	4.29%

Expenses Paid, Amount	$ 437
Expense Ratio, Percent	4.29%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies overall, including duration, curve positioning, and instrument selection contributed to performance, as the curve steepened.

  Positioning within financials contributed to performance, as select issuers outperformed.

  Select exposure to emerging market currencies contributed to performance, as certain carry transactions yielded positive returns.

  Positioning within investment grade credit detracted from performance, as tactical spread beta positioning underperformed over the period.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Government/Credit Index
3/31/15	$9,624	$10,000	$10,000
4/30/15	$9,402	$9,964	$9,759
5/31/15	$9,252	$9,940	$9,596
6/30/15	$8,935	$9,832	$9,243
7/31/15	$9,157	$9,900	$9,445
8/31/15	$9,019	$9,886	$9,369
9/30/15	$9,073	$9,953	$9,444
10/31/15	$9,143	$9,954	$9,483
11/30/15	$9,101	$9,928	$9,430
12/31/15	$8,957	$9,896	$9,355
1/31/16	$9,134	$10,032	$9,552
2/29/16	$9,274	$10,103	$9,762
3/31/16	$9,548	$10,196	$10,039
4/30/16	$9,671	$10,235	$10,162
5/31/16	$9,701	$10,238	$10,195
6/30/16	$10,190	$10,422	$10,696
7/31/16	$10,484	$10,488	$10,969
8/31/16	$10,491	$10,476	$10,966
9/30/16	$10,402	$10,470	$10,828
10/31/16	$10,138	$10,389	$10,521
11/30/16	$9,491	$10,144	$9,908
12/31/16	$9,562	$10,158	$9,980
1/31/17	$9,671	$10,178	$10,011
2/28/17	$9,877	$10,246	$10,194
3/31/17	$9,845	$10,241	$10,137
4/30/17	$10,002	$10,320	$10,294
5/31/17	$10,199	$10,399	$10,502
6/30/17	$10,296	$10,389	$10,582
7/31/17	$10,341	$10,434	$10,610
8/31/17	$10,558	$10,527	$10,848
9/30/17	$10,474	$10,477	$10,743
10/31/17	$10,512	$10,483	$10,787
11/30/17	$10,572	$10,470	$10,844
12/31/17	$10,737	$10,518	$11,049
1/31/18	$10,541	$10,397	$10,822
2/28/18	$10,232	$10,298	$10,480
3/31/18	$10,391	$10,364	$10,653
4/30/18	$10,194	$10,287	$10,446
5/31/18	$10,275	$10,360	$10,565
6/30/18	$10,266	$10,348	$10,499
7/31/18	$10,296	$10,350	$10,525
8/31/18	$10,379	$10,417	$10,615
9/30/18	$10,225	$10,350	$10,450
10/31/18	$9,913	$10,268	$10,100
11/30/18	$9,954	$10,329	$10,156
12/31/18	$10,285	$10,519	$10,532
1/31/19	$10,484	$10,631	$10,767
2/28/19	$10,451	$10,625	$10,708
3/31/19	$10,943	$10,829	$11,211
4/30/19	$10,881	$10,831	$11,166
5/31/19	$11,338	$11,024	$11,627
6/30/19	$11,584	$11,162	$11,950
7/31/19	$11,696	$11,187	$12,037
8/31/19	$12,559	$11,476	$12,984
9/30/19	$12,326	$11,415	$12,736
10/31/19	$12,280	$11,450	$12,729
11/30/19	$12,310	$11,444	$12,739
12/31/19	$12,144	$11,436	$12,594
1/31/20	$12,832	$11,656	$13,252
2/29/20	$13,327	$11,866	$13,784
3/31/20	$12,761	$11,796	$13,376
4/30/20	$13,362	$12,006	$13,980
5/31/20	$13,411	$12,062	$13,992
6/30/20	$13,720	$12,137	$14,209
7/31/20	$14,425	$12,319	$14,963
8/31/20	$13,917	$12,219	$14,402
9/30/20	$13,958	$12,213	$14,382
10/31/20	$13,699	$12,158	$14,155
11/30/20	$14,202	$12,277	$14,653
12/31/20	$14,246	$12,294	$14,624
1/31/21	$13,946	$12,206	$14,189
2/28/21	$13,376	$12,030	$13,594
3/31/21	$12,831	$11,880	$13,102
4/30/21	$13,127	$11,974	$13,358
5/31/21	$13,170	$12,013	$13,467
6/30/21	$13,672	$12,097	$13,945
7/31/21	$14,074	$12,232	$14,333
8/31/21	$14,042	$12,209	$14,290
9/30/21	$13,735	$12,103	$13,956
10/31/21	$13,902	$12,100	$14,183
11/30/21	$14,108	$12,136	$14,373
12/31/21	$13,972	$12,105	$14,256
1/31/22	$13,404	$11,844	$13,557
2/28/22	$13,056	$11,712	$13,213
3/31/22	$12,530	$11,386	$12,694
4/30/22	$11,413	$10,954	$11,514
5/31/22	$11,253	$11,025	$11,478
6/30/22	$10,869	$10,852	$11,136
7/31/22	$11,248	$11,117	$11,555
8/31/22	$10,816	$10,803	$11,047
9/30/22	$9,942	$10,336	$10,130
10/31/22	$9,523	$10,202	$9,748
11/30/22	$10,240	$10,578	$10,540
12/31/22	$10,078	$10,530	$10,395
1/31/23	$10,782	$10,854	$11,079
2/28/23	$10,312	$10,573	$10,530
3/31/23	$10,697	$10,842	$10,993
4/30/23	$10,751	$10,908	$11,071
5/31/23	$10,493	$10,789	$10,768
6/30/23	$10,566	$10,750	$10,851
7/31/23	$10,435	$10,743	$10,733
8/31/23	$10,206	$10,674	$10,485
9/30/23	$9,586	$10,403	$9,834
10/31/23	$9,152	$10,239	$9,391
11/30/23	$10,005	$10,702	$10,320
12/31/23	$10,800	$11,112	$11,135
1/31/24	$10,676	$11,082	$10,965
2/29/24	$10,466	$10,925	$10,697
3/31/24	$10,640	$11,026	$10,867
4/30/24	$10,095	$10,747	$10,274
5/31/24	$10,390	$10,930	$10,564
6/30/24	$10,489	$11,033	$10,679
7/31/24	$10,872	$11,291	$11,037
8/31/24	$11,078	$11,453	$11,267
9/30/24	$11,343	$11,606	$11,529
10/31/24	$10,809	$11,319	$10,989
11/30/24	$11,055	$11,438	$11,210
12/31/24	$10,521	$11,251	$10,673
1/31/25	$10,618	$11,311	$10,718
2/28/25	$11,123	$11,560	$11,181
3/31/25	$11,027	$11,564	$11,054

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.64%	(2.88%)	1.37%
Class A (including sales charge)	(0.22%)	(3.61%)	0.98%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg Long-Term Government/Credit Index	1.72%	(3.74%)	1.01%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,265,097,000
Holdings Count | Holding	1,548
Advisory Fees Paid, Amount	$ 6,139,000
InvestmentCompanyPortfolioTurnover	178.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,265,097
# of Portfolio Holdings	1,548
Portfolio Turnover Rate	178%
Total Net Advisory Fees Paid During the Reporting Period	$6,139
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	60.5%
Corporate Bonds & Notes	49.4%
U.S. Government Agencies	15.0%
Sovereign Issues	9.2%
Asset-Backed Securities	7.7%
Non-Agency Mortgage-Backed Securities	2.9%
Municipal Bonds & Notes	1.7%
Loan Participations and Assignments	0.7%
Preferred Securities	0.3%
Short-Term Instruments	1.1%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(48.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.90% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.90% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000195167
Shareholder Report [Line Items]
Fund Name	PIMCO Long Duration Total Return Fund
Class Name	Class C
Trading Symbol	PLRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$505	4.98%

Expenses Paid, Amount	$ 505
Expense Ratio, Percent	4.98%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies overall, including duration, curve positioning, and instrument selection contributed to performance, as the curve steepened.

  Positioning within financials contributed to performance, as select issuers outperformed.

  Select exposure to emerging market currencies contributed to performance, as certain carry transactions yielded positive returns.

  Positioning within investment grade credit detracted from performance, as tactical spread beta positioning underperformed over the period.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Government/Credit Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,763	$9,964	$9,759
5/31/15	$9,601	$9,940	$9,596
6/30/15	$9,266	$9,832	$9,243
7/31/15	$9,490	$9,900	$9,445
8/31/15	$9,341	$9,886	$9,369
9/30/15	$9,391	$9,953	$9,444
10/31/15	$9,458	$9,954	$9,483
11/30/15	$9,409	$9,928	$9,430
12/31/15	$9,254	$9,896	$9,355
1/31/16	$9,431	$10,032	$9,552
2/29/16	$9,570	$10,103	$9,762
3/31/16	$9,847	$10,196	$10,039
4/30/16	$9,967	$10,235	$10,162
5/31/16	$9,992	$10,238	$10,195
6/30/16	$10,489	$10,422	$10,696
7/31/16	$10,785	$10,488	$10,969
8/31/16	$10,785	$10,476	$10,966
9/30/16	$10,687	$10,470	$10,828
10/31/16	$10,409	$10,389	$10,521
11/30/16	$9,739	$10,144	$9,908
12/31/16	$9,806	$10,158	$9,980
1/31/17	$9,912	$10,178	$10,011
2/28/17	$10,116	$10,246	$10,194
3/31/17	$10,078	$10,241	$10,137
4/30/17	$10,232	$10,320	$10,294
5/31/17	$10,427	$10,399	$10,502
6/30/17	$10,520	$10,389	$10,582
7/31/17	$10,559	$10,434	$10,610
8/31/17	$10,773	$10,527	$10,848
9/30/17	$10,681	$10,477	$10,743
10/31/17	$10,713	$10,483	$10,787
11/30/17	$10,768	$10,470	$10,844
12/31/17	$10,930	$10,518	$11,049
1/31/18	$10,724	$10,397	$10,822
2/28/18	$10,401	$10,298	$10,480
3/31/18	$10,556	$10,364	$10,653
4/30/18	$10,349	$10,287	$10,446
5/31/18	$10,424	$10,360	$10,565
6/30/18	$10,409	$10,348	$10,499
7/31/18	$10,432	$10,350	$10,525
8/31/18	$10,510	$10,417	$10,615
9/30/18	$10,348	$10,350	$10,450
10/31/18	$10,025	$10,268	$10,100
11/30/18	$10,060	$10,329	$10,156
12/31/18	$10,389	$10,519	$10,532
1/31/19	$10,583	$10,631	$10,767
2/28/19	$10,544	$10,625	$10,708
3/31/19	$11,033	$10,829	$11,211
4/30/19	$10,964	$10,831	$11,166
5/31/19	$11,417	$11,024	$11,627
6/30/19	$11,658	$11,162	$11,950
7/31/19	$11,763	$11,187	$12,037
8/31/19	$12,623	$11,476	$12,984
9/30/19	$12,382	$11,415	$12,736
10/31/19	$12,329	$11,450	$12,729
11/30/19	$12,351	$11,444	$12,739
12/31/19	$12,177	$11,436	$12,594
1/31/20	$12,858	$11,656	$13,252
2/29/20	$13,347	$11,866	$13,784
3/31/20	$12,772	$11,796	$13,376
4/30/20	$13,365	$12,006	$13,980
5/31/20	$13,405	$12,062	$13,992
6/30/20	$13,706	$12,137	$14,209
7/31/20	$14,400	$12,319	$14,963
8/31/20	$13,885	$12,219	$14,402
9/30/20	$13,917	$12,213	$14,382
10/31/20	$13,649	$12,158	$14,155
11/30/20	$14,143	$12,277	$14,653
12/31/20	$14,177	$12,294	$14,624
1/31/21	$13,870	$12,206	$14,189
2/28/21	$13,295	$12,030	$13,594
3/31/21	$12,745	$11,880	$13,102
4/30/21	$13,031	$11,974	$13,358
5/31/21	$13,066	$12,013	$13,467
6/30/21	$13,556	$12,097	$13,945
7/31/21	$13,945	$12,232	$14,333
8/31/21	$13,905	$12,209	$14,290
9/30/21	$13,592	$12,103	$13,956
10/31/21	$13,749	$12,100	$14,183
11/30/21	$13,944	$12,136	$14,373
12/31/21	$13,801	$12,105	$14,256
1/31/22	$13,231	$11,844	$13,557
2/28/22	$12,879	$11,712	$13,213
3/31/22	$12,353	$11,386	$12,694
4/30/22	$11,245	$10,954	$11,514
5/31/22	$11,080	$11,025	$11,478
6/30/22	$10,695	$10,852	$11,136
7/31/22	$11,060	$11,117	$11,555
8/31/22	$10,629	$10,803	$11,047
9/30/22	$9,764	$10,336	$10,130
10/31/22	$9,347	$10,202	$9,748
11/30/22	$10,044	$10,578	$10,540
12/31/22	$9,878	$10,530	$10,395
1/31/23	$10,563	$10,854	$11,079
2/28/23	$10,096	$10,573	$10,530
3/31/23	$10,466	$10,842	$10,993
4/30/23	$10,512	$10,908	$11,071
5/31/23	$10,253	$10,789	$10,768
6/30/23	$10,318	$10,750	$10,851
7/31/23	$10,184	$10,743	$10,733
8/31/23	$9,953	$10,674	$10,485
9/30/23	$9,342	$10,403	$9,834
10/31/23	$8,914	$10,239	$9,391
11/30/23	$9,740	$10,702	$10,320
12/31/23	$10,507	$11,112	$11,135
1/31/24	$10,380	$11,082	$10,965
2/29/24	$10,170	$10,925	$10,697
3/31/24	$10,332	$11,026	$10,867
4/30/24	$9,797	$10,747	$10,274
5/31/24	$10,077	$10,930	$10,564
6/30/24	$10,167	$11,033	$10,679
7/31/24	$10,531	$11,291	$11,037
8/31/24	$10,724	$11,453	$11,267
9/30/24	$10,975	$11,606	$11,529
10/31/24	$10,451	$11,319	$10,989
11/30/24	$10,682	$11,438	$11,210
12/31/24	$10,159	$11,251	$10,673
1/31/25	$10,246	$11,311	$10,718
2/28/25	$10,728	$11,560	$11,181
3/31/25	$10,629	$11,564	$11,054

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	2.87%	(3.61%)	0.61%
Class C (including sales charge)	1.87%	(3.61%)	0.61%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg Long-Term Government/Credit Index	1.72%	(3.74%)	1.01%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,265,097,000
Holdings Count | Holding	1,548
Advisory Fees Paid, Amount	$ 6,139,000
InvestmentCompanyPortfolioTurnover	178.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,265,097
# of Portfolio Holdings	1,548
Portfolio Turnover Rate	178%
Total Net Advisory Fees Paid During the Reporting Period	$6,139
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	60.5%
Corporate Bonds & Notes	49.4%
U.S. Government Agencies	15.0%
Sovereign Issues	9.2%
Asset-Backed Securities	7.7%
Non-Agency Mortgage-Backed Securities	2.9%
Municipal Bonds & Notes	1.7%
Loan Participations and Assignments	0.7%
Preferred Securities	0.3%
Short-Term Instruments	1.1%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(48.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.84% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.84% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000035567
Shareholder Report [Line Items]
Fund Name	PIMCO Long Duration Total Return Fund
Class Name	Institutional Class
Trading Symbol	PLRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$397	3.89%

Expenses Paid, Amount	$ 397
Expense Ratio, Percent	3.89%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies overall, including duration, curve positioning, and instrument selection contributed to performance, as the curve steepened.

  Positioning within financials contributed to performance, as select issuers outperformed.

  Select exposure to emerging market currencies contributed to performance, as certain carry transactions yielded positive returns.

  Positioning within investment grade credit detracted from performance, as tactical spread beta positioning underperformed over the period.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Government/Credit Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$977,231	$996,412	$975,922
5/31/15	$961,913	$994,012	$959,568
6/30/15	$929,308	$983,174	$924,296
7/31/15	$952,662	$990,008	$944,474
8/31/15	$938,642	$988,586	$936,880
9/30/15	$944,550	$995,273	$944,427
10/31/15	$952,203	$995,439	$948,298
11/30/15	$948,123	$992,809	$942,973
12/31/15	$933,419	$989,601	$935,546
1/31/16	$952,251	$1,003,219	$955,203
2/29/16	$967,121	$1,010,335	$976,155
3/31/16	$996,038	$1,019,605	$1,003,857
4/30/16	$1,009,200	$1,023,519	$1,016,168
5/31/16	$1,012,626	$1,023,781	$1,019,461
6/30/16	$1,064,011	$1,042,177	$1,069,592
7/31/16	$1,095,144	$1,048,765	$1,096,919
8/31/16	$1,096,184	$1,047,566	$1,096,641
9/30/16	$1,087,221	$1,046,952	$1,082,844
10/31/16	$1,060,006	$1,038,944	$1,052,138
11/30/16	$992,719	$1,014,369	$990,754
12/31/16	$1,000,461	$1,015,800	$997,963
1/31/17	$1,012,254	$1,017,793	$1,001,056
2/28/17	$1,034,060	$1,024,634	$1,019,379
3/31/17	$1,031,122	$1,024,097	$1,013,695
4/30/17	$1,047,892	$1,032,000	$1,029,434
5/31/17	$1,068,910	$1,039,943	$1,050,230
6/30/17	$1,079,385	$1,038,896	$1,058,183
7/31/17	$1,084,483	$1,043,367	$1,060,964
8/31/17	$1,107,580	$1,052,726	$1,084,797
9/30/17	$1,099,123	$1,047,712	$1,074,341
10/31/17	$1,103,519	$1,048,319	$1,078,681
11/30/17	$1,110,244	$1,046,973	$1,084,400
12/31/17	$1,127,984	$1,051,778	$1,104,859
1/31/18	$1,107,766	$1,039,665	$1,082,172
2/28/18	$1,075,332	$1,029,809	$1,047,967
3/31/18	$1,092,434	$1,036,414	$1,065,293
4/30/18	$1,072,060	$1,028,705	$1,044,589
5/31/18	$1,080,874	$1,036,047	$1,056,465
6/30/18	$1,080,315	$1,034,773	$1,049,885
7/31/18	$1,083,775	$1,035,019	$1,052,505
8/31/18	$1,092,989	$1,041,679	$1,061,475
9/30/18	$1,077,070	$1,034,971	$1,044,997
10/31/18	$1,044,494	$1,026,792	$1,009,985
11/30/18	$1,049,234	$1,032,921	$1,015,568
12/31/18	$1,084,467	$1,051,898	$1,053,164
1/31/19	$1,105,826	$1,063,068	$1,076,715
2/28/19	$1,102,677	$1,062,452	$1,070,759
3/31/19	$1,154,967	$1,082,853	$1,121,096
4/30/19	$1,148,734	$1,083,130	$1,116,565
5/31/19	$1,197,406	$1,102,358	$1,162,683
6/30/19	$1,223,738	$1,116,201	$1,194,971
7/31/19	$1,235,975	$1,118,657	$1,203,662
8/31/19	$1,327,704	$1,147,643	$1,298,429
9/30/19	$1,303,435	$1,141,531	$1,273,639
10/31/19	$1,299,076	$1,144,969	$1,272,895
11/30/19	$1,302,654	$1,144,386	$1,273,914
12/31/19	$1,285,541	$1,143,588	$1,259,427
1/31/20	$1,358,805	$1,165,596	$1,325,212
2/29/20	$1,411,631	$1,186,575	$1,378,363
3/31/20	$1,352,102	$1,179,592	$1,337,647
4/30/20	$1,416,259	$1,200,561	$1,397,983
5/31/20	$1,421,845	$1,206,151	$1,399,218
6/30/20	$1,455,075	$1,213,749	$1,420,927
7/31/20	$1,530,383	$1,231,878	$1,496,347
8/31/20	$1,476,994	$1,221,935	$1,440,250
9/30/20	$1,481,819	$1,221,265	$1,438,225
10/31/20	$1,454,772	$1,215,812	$1,415,489
11/30/20	$1,508,722	$1,227,742	$1,465,324
12/31/20	$1,513,951	$1,229,433	$1,462,397
1/31/21	$1,482,524	$1,220,618	$1,418,913
2/28/21	$1,422,316	$1,202,992	$1,359,400
3/31/21	$1,364,862	$1,187,971	$1,310,172
4/30/21	$1,396,805	$1,197,356	$1,335,834
5/31/21	$1,401,854	$1,201,268	$1,346,662
6/30/21	$1,455,764	$1,209,708	$1,394,538
7/31/21	$1,499,097	$1,223,233	$1,433,337
8/31/21	$1,496,181	$1,220,905	$1,428,971
9/30/21	$1,463,919	$1,210,334	$1,395,565
10/31/21	$1,482,297	$1,210,000	$1,418,345
11/30/21	$1,504,689	$1,213,580	$1,437,340
12/31/21	$1,490,757	$1,210,475	$1,425,610
1/31/22	$1,430,546	$1,184,396	$1,355,699
2/28/22	$1,393,756	$1,171,183	$1,321,325
3/31/22	$1,338,096	$1,138,645	$1,269,440
4/30/22	$1,219,301	$1,095,436	$1,151,412
5/31/22	$1,202,533	$1,102,499	$1,147,825
6/30/22	$1,161,836	$1,085,203	$1,113,638
7/31/22	$1,202,703	$1,111,719	$1,155,489
8/31/22	$1,157,007	$1,080,306	$1,104,737
9/30/22	$1,063,909	$1,033,630	$1,013,024
10/31/22	$1,019,439	$1,020,242	$974,794
11/30/22	$1,096,423	$1,057,762	$1,054,036
12/31/22	$1,079,536	$1,052,991	$1,039,451
1/31/23	$1,155,352	$1,085,385	$1,107,931
2/28/23	$1,105,269	$1,057,322	$1,052,951
3/31/23	$1,146,914	$1,084,180	$1,099,315
4/30/23	$1,153,051	$1,090,751	$1,107,080
5/31/23	$1,125,732	$1,078,874	$1,076,837
6/30/23	$1,133,961	$1,075,027	$1,085,082
7/31/23	$1,120,248	$1,074,277	$1,073,343
8/31/23	$1,095,885	$1,067,415	$1,048,526
9/30/23	$1,029,673	$1,040,290	$983,358
10/31/23	$983,378	$1,023,873	$939,118
11/30/23	$1,075,461	$1,070,241	$1,031,963
12/31/23	$1,161,358	$1,111,209	$1,113,518
1/31/24	$1,148,407	$1,108,157	$1,096,486
2/29/24	$1,126,147	$1,092,501	$1,069,720
3/31/24	$1,145,193	$1,102,589	$1,086,721
4/30/24	$1,086,936	$1,074,739	$1,027,369
5/31/24	$1,119,130	$1,092,959	$1,056,382
6/30/24	$1,130,213	$1,103,307	$1,067,909
7/31/24	$1,171,763	$1,129,077	$1,103,731
8/31/24	$1,194,494	$1,145,301	$1,126,715
9/30/24	$1,223,468	$1,160,636	$1,152,886
10/31/24	$1,166,221	$1,131,854	$1,098,871
11/30/24	$1,193,113	$1,143,821	$1,121,030
12/31/24	$1,135,897	$1,125,101	$1,067,284
1/31/25	$1,146,806	$1,131,070	$1,071,802
2/28/25	$1,201,694	$1,155,956	$1,118,055
3/31/25	$1,191,676	$1,156,391	$1,105,389

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.06%	(2.49%)	1.77%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg Long-Term Government/Credit Index	1.72%	(3.74%)	1.01%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,265,097,000
Holdings Count | Holding	1,548
Advisory Fees Paid, Amount	$ 6,139,000
InvestmentCompanyPortfolioTurnover	178.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,265,097
# of Portfolio Holdings	1,548
Portfolio Turnover Rate	178%
Total Net Advisory Fees Paid During the Reporting Period	$6,139
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	60.5%
Corporate Bonds & Notes	49.4%
U.S. Government Agencies	15.0%
Sovereign Issues	9.2%
Asset-Backed Securities	7.7%
Non-Agency Mortgage-Backed Securities	2.9%
Municipal Bonds & Notes	1.7%
Loan Participations and Assignments	0.7%
Preferred Securities	0.3%
Short-Term Instruments	1.1%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(48.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.90% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.90% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000064164
Shareholder Report [Line Items]
Fund Name	PIMCO Long Duration Total Return Fund
Class Name	I-2
Trading Symbol	PLRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$407	3.99%

Expenses Paid, Amount	$ 407
Expense Ratio, Percent	3.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies overall, including duration, curve positioning, and instrument selection contributed to performance, as the curve steepened.

  Positioning within financials contributed to performance, as select issuers outperformed.

  Select exposure to emerging market currencies contributed to performance, as certain carry transactions yielded positive returns.

  Positioning within investment grade credit detracted from performance, as tactical spread beta positioning underperformed over the period.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Government/Credit Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$977,150	$996,412	$975,922
5/31/15	$961,753	$994,012	$959,568
6/30/15	$929,077	$983,174	$924,296
7/31/15	$952,341	$990,008	$944,474
8/31/15	$938,251	$988,586	$936,880
9/30/15	$944,079	$995,273	$944,427
10/31/15	$951,644	$995,439	$948,298
11/30/15	$947,493	$992,809	$942,973
12/31/15	$932,707	$989,601	$935,546
1/31/16	$951,453	$1,003,219	$955,203
2/29/16	$966,235	$1,010,335	$976,155
3/31/16	$995,042	$1,019,605	$1,003,857
4/30/16	$1,008,105	$1,023,519	$1,016,168
5/31/16	$1,011,444	$1,023,781	$1,019,461
6/30/16	$1,062,685	$1,042,177	$1,069,592
7/31/16	$1,093,688	$1,048,765	$1,096,919
8/31/16	$1,094,634	$1,047,566	$1,096,641
9/30/16	$1,085,590	$1,046,952	$1,082,844
10/31/16	$1,058,330	$1,038,944	$1,052,138
11/30/16	$991,061	$1,014,369	$990,754
12/31/16	$998,701	$1,015,800	$997,963
1/31/17	$1,010,393	$1,017,793	$1,001,056
2/28/17	$1,032,081	$1,024,634	$1,019,379
3/31/17	$1,029,056	$1,024,097	$1,013,695
4/30/17	$1,045,712	$1,032,000	$1,029,434
5/31/17	$1,066,597	$1,039,943	$1,050,230
6/30/17	$1,076,956	$1,038,896	$1,058,183
7/31/17	$1,081,957	$1,043,367	$1,060,964
8/31/17	$1,104,910	$1,052,726	$1,084,797
9/30/17	$1,096,380	$1,047,712	$1,074,341
10/31/17	$1,100,677	$1,048,319	$1,078,681
11/30/17	$1,107,297	$1,046,973	$1,084,400
12/31/17	$1,124,894	$1,051,778	$1,104,859
1/31/18	$1,104,641	$1,039,665	$1,082,172
2/28/18	$1,072,218	$1,029,809	$1,047,967
3/31/18	$1,089,177	$1,036,414	$1,065,293
4/30/18	$1,068,779	$1,028,705	$1,044,589
5/31/18	$1,077,475	$1,036,047	$1,056,465
6/30/18	$1,076,827	$1,034,773	$1,049,885
7/31/18	$1,080,188	$1,035,019	$1,052,505
8/31/18	$1,089,271	$1,041,679	$1,061,475
9/30/18	$1,073,327	$1,034,971	$1,044,997
10/31/18	$1,040,776	$1,026,792	$1,009,985
11/30/18	$1,045,408	$1,032,921	$1,015,568
12/31/18	$1,080,425	$1,051,898	$1,053,164
1/31/19	$1,101,616	$1,063,068	$1,076,715
2/28/19	$1,098,394	$1,062,452	$1,070,759
3/31/19	$1,150,387	$1,082,853	$1,121,096
4/30/19	$1,144,082	$1,083,130	$1,116,565
5/31/19	$1,192,453	$1,102,358	$1,162,683
6/30/19	$1,218,585	$1,116,201	$1,194,971
7/31/19	$1,230,670	$1,118,657	$1,203,662
8/31/19	$1,321,889	$1,147,643	$1,298,429
9/30/19	$1,297,630	$1,141,531	$1,273,639
10/31/19	$1,293,182	$1,144,969	$1,272,895
11/30/19	$1,296,637	$1,144,386	$1,273,914
12/31/19	$1,279,494	$1,143,588	$1,259,427
1/31/20	$1,352,299	$1,165,596	$1,325,212
2/29/20	$1,404,768	$1,186,575	$1,378,363
3/31/20	$1,345,418	$1,179,592	$1,337,647
4/30/20	$1,409,143	$1,200,561	$1,397,983
5/31/20	$1,414,583	$1,206,151	$1,399,218
6/30/20	$1,447,526	$1,213,749	$1,420,927
7/31/20	$1,522,311	$1,231,878	$1,496,347
8/31/20	$1,469,084	$1,221,935	$1,440,250
9/30/20	$1,473,762	$1,221,265	$1,438,225
10/31/20	$1,446,734	$1,215,812	$1,415,489
11/30/20	$1,500,266	$1,227,742	$1,465,324
12/31/20	$1,505,330	$1,229,433	$1,462,397
1/31/21	$1,473,970	$1,220,618	$1,418,913
2/28/21	$1,413,999	$1,202,992	$1,359,400
3/31/21	$1,356,768	$1,187,971	$1,310,172
4/30/21	$1,388,398	$1,197,356	$1,335,834
5/31/21	$1,393,306	$1,201,268	$1,346,662
6/30/21	$1,446,770	$1,209,708	$1,394,538
7/31/21	$1,489,706	$1,223,233	$1,433,337
8/31/21	$1,486,687	$1,220,905	$1,428,971
9/30/21	$1,454,507	$1,210,334	$1,395,565
10/31/21	$1,472,641	$1,210,000	$1,418,345
11/30/21	$1,494,766	$1,213,580	$1,437,340
12/31/21	$1,480,790	$1,210,475	$1,425,610
1/31/22	$1,420,869	$1,184,396	$1,355,699
2/28/22	$1,384,221	$1,171,183	$1,321,325
3/31/22	$1,328,829	$1,138,645	$1,269,440
4/30/22	$1,210,750	$1,095,436	$1,151,412
5/31/22	$1,194,003	$1,102,499	$1,147,825
6/30/22	$1,153,499	$1,085,203	$1,113,638
7/31/22	$1,193,977	$1,111,719	$1,155,489
8/31/22	$1,148,512	$1,080,306	$1,104,737
9/30/22	$1,056,003	$1,033,630	$1,013,024
10/31/22	$1,011,781	$1,020,242	$974,794
11/30/22	$1,088,099	$1,057,762	$1,054,036
12/31/22	$1,071,240	$1,052,991	$1,039,451
1/31/23	$1,146,384	$1,085,385	$1,107,931
2/28/23	$1,096,603	$1,057,322	$1,052,951
3/31/23	$1,137,820	$1,084,180	$1,099,315
4/30/23	$1,143,823	$1,090,751	$1,107,080
5/31/23	$1,116,631	$1,078,874	$1,076,837
6/30/23	$1,124,698	$1,075,027	$1,085,082
7/31/23	$1,111,009	$1,074,277	$1,073,343
8/31/23	$1,086,759	$1,067,415	$1,048,526
9/30/23	$1,021,010	$1,040,290	$983,358
10/31/23	$975,021	$1,023,873	$939,118
11/30/23	$1,066,236	$1,070,241	$1,031,963
12/31/23	$1,151,294	$1,111,209	$1,113,518
1/31/24	$1,138,363	$1,108,157	$1,096,486
2/29/24	$1,116,210	$1,092,501	$1,069,720
3/31/24	$1,134,992	$1,102,589	$1,086,721
4/30/24	$1,077,164	$1,074,739	$1,027,369
5/31/24	$1,108,968	$1,092,959	$1,056,382
6/30/24	$1,119,864	$1,103,307	$1,067,909
7/31/24	$1,160,937	$1,129,077	$1,103,731
8/31/24	$1,183,351	$1,145,301	$1,126,715
9/30/24	$1,211,961	$1,160,636	$1,152,886
10/31/24	$1,155,153	$1,131,854	$1,098,871
11/30/24	$1,181,693	$1,143,821	$1,121,030
12/31/24	$1,124,927	$1,125,101	$1,067,284
1/31/25	$1,135,632	$1,131,070	$1,071,802
2/28/25	$1,189,896	$1,155,956	$1,118,055
3/31/25	$1,179,883	$1,156,391	$1,105,389

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	3.96%	(2.59%)	1.67%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg Long-Term Government/Credit Index	1.72%	(3.74%)	1.01%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,265,097,000
Holdings Count | Holding	1,548
Advisory Fees Paid, Amount	$ 6,139,000
InvestmentCompanyPortfolioTurnover	178.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,265,097
# of Portfolio Holdings	1,548
Portfolio Turnover Rate	178%
Total Net Advisory Fees Paid During the Reporting Period	$6,139
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	60.5%
Corporate Bonds & Notes	49.4%
U.S. Government Agencies	15.0%
Sovereign Issues	9.2%
Asset-Backed Securities	7.7%
Non-Agency Mortgage-Backed Securities	2.9%
Municipal Bonds & Notes	1.7%
Loan Participations and Assignments	0.7%
Preferred Securities	0.3%
Short-Term Instruments	1.1%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(48.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.90% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.90% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026572
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Fund
Class Name	Class A
Trading Symbol	PFGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$404	4.01%

Expenses Paid, Amount	$ 404
Expense Ratio, Percent	4.01%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. interest rate strategies overall, including duration, curve positioning, and instrument selection, contributed to performance, as the curve steepened at the long end.

  Exposure to Treasury Inflation-Protected Securities outside of the Bloomberg Long-Term Treasury Index contributed to performance, as breakeven inflation rates rose.

  Exposure to securitized strategies outside of the Bloomberg Long-Term Treasury Index contributed to performance, as the strategy outperformed like-duration U.S. Treasuries.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
3/31/15	$9,625	$10,000	$10,000
4/30/15	$9,340	$9,964	$9,689
5/31/15	$9,149	$9,940	$9,535
6/30/15	$8,798	$9,832	$9,170
7/31/15	$9,158	$9,900	$9,491
8/31/15	$9,084	$9,886	$9,489
9/30/15	$9,238	$9,953	$9,635
10/31/15	$9,199	$9,954	$9,583
11/30/15	$9,133	$9,928	$9,504
12/31/15	$9,066	$9,896	$9,503
1/31/16	$9,520	$10,032	$9,980
2/29/16	$9,747	$10,103	$10,277
3/31/16	$9,766	$10,196	$10,277
4/30/16	$9,741	$10,235	$10,226
5/31/16	$9,790	$10,238	$10,307
6/30/16	$10,417	$10,422	$10,940
7/31/16	$10,618	$10,488	$11,185
8/31/16	$10,531	$10,476	$11,079
9/30/16	$10,413	$10,470	$10,900
10/31/16	$9,987	$10,389	$10,456
11/30/16	$9,193	$10,144	$9,680
12/31/16	$9,160	$10,158	$9,629
1/31/17	$9,224	$10,178	$9,666
2/28/17	$9,364	$10,246	$9,817
3/31/17	$9,322	$10,241	$9,763
4/30/17	$9,463	$10,320	$9,914
5/31/17	$9,637	$10,399	$10,110
6/30/17	$9,703	$10,389	$10,150
7/31/17	$9,657	$10,434	$10,087
8/31/17	$9,942	$10,527	$10,434
9/30/17	$9,723	$10,477	$10,208
10/31/17	$9,725	$10,483	$10,201
11/30/17	$9,792	$10,470	$10,274
12/31/17	$9,956	$10,518	$10,450
1/31/18	$9,638	$10,397	$10,113
2/28/18	$9,352	$10,298	$9,809
3/31/18	$9,612	$10,364	$10,106
4/30/18	$9,407	$10,287	$9,909
5/31/18	$9,586	$10,360	$10,119
6/30/18	$9,638	$10,348	$10,137
7/31/18	$9,497	$10,350	$9,988
8/31/18	$9,632	$10,417	$10,145
9/30/18	$9,355	$10,350	$9,845
10/31/18	$9,082	$10,268	$9,545
11/30/18	$9,231	$10,329	$9,726
12/31/18	$9,711	$10,519	$10,258
1/31/19	$9,744	$10,631	$10,327
2/28/19	$9,632	$10,625	$10,200
3/31/19	$10,149	$10,829	$10,736
4/30/19	$9,959	$10,831	$10,544
5/31/19	$10,559	$11,024	$11,234
6/30/19	$10,661	$11,162	$11,384
7/31/19	$10,680	$11,187	$11,402
8/31/19	$11,780	$11,476	$12,600
9/30/19	$11,482	$11,415	$12,285
10/31/19	$11,334	$11,450	$12,180
11/30/19	$11,323	$11,444	$12,117
12/31/19	$10,977	$11,436	$11,779
1/31/20	$11,787	$11,656	$12,585
2/29/20	$12,546	$11,866	$13,428
3/31/20	$13,260	$11,796	$14,241
4/30/20	$13,487	$12,006	$14,529
5/31/20	$13,268	$12,062	$14,258
6/30/20	$13,333	$12,137	$14,276
7/31/20	$13,871	$12,319	$14,879
8/31/20	$13,260	$12,219	$14,238
9/30/20	$13,311	$12,213	$14,293
10/31/20	$12,823	$12,158	$13,863
11/30/20	$13,028	$12,277	$14,029
12/31/20	$12,896	$12,294	$13,864
1/31/21	$12,509	$12,206	$13,364
2/28/21	$11,844	$12,030	$12,620
3/31/21	$11,245	$11,880	$11,990
4/30/21	$11,520	$11,974	$12,269
5/31/21	$11,491	$12,013	$12,325
6/30/21	$11,937	$12,097	$12,765
7/31/21	$12,384	$12,232	$13,231
8/31/21	$12,333	$12,209	$13,203
9/30/21	$11,979	$12,103	$12,825
10/31/21	$12,167	$12,100	$13,064
11/30/21	$12,464	$12,136	$13,410
12/31/21	$12,267	$12,105	$13,220
1/31/22	$11,802	$11,844	$12,672
2/28/22	$11,634	$11,712	$12,487
3/31/22	$11,033	$11,386	$11,821
4/30/22	$10,066	$10,954	$10,769
5/31/22	$9,876	$11,025	$10,566
6/30/22	$9,709	$10,852	$10,410
7/31/22	$9,979	$11,117	$10,688
8/31/22	$9,511	$10,803	$10,215
9/30/22	$8,768	$10,336	$9,408
10/31/22	$8,299	$10,202	$8,886
11/30/22	$8,896	$10,578	$9,514
12/31/22	$8,684	$10,530	$9,352
1/31/23	$9,282	$10,854	$9,952
2/28/23	$8,856	$10,573	$9,480
3/31/23	$9,252	$10,842	$9,929
4/30/23	$9,293	$10,908	$9,981
5/31/23	$9,037	$10,789	$9,702
6/30/23	$9,047	$10,750	$9,700
7/31/23	$8,854	$10,743	$9,490
8/31/23	$8,615	$10,674	$9,225
9/30/23	$7,991	$10,403	$8,552
10/31/23	$7,591	$10,239	$8,130
11/30/23	$8,278	$10,702	$8,875
12/31/23	$8,960	$11,112	$9,639
1/31/24	$8,816	$11,082	$9,426
2/29/24	$8,606	$10,925	$9,211
3/31/24	$8,707	$11,026	$9,325
4/30/24	$8,187	$10,747	$8,757
5/31/24	$8,423	$10,930	$9,007
6/30/24	$8,552	$11,033	$9,156
7/31/24	$8,858	$11,291	$9,483
8/31/24	$9,031	$11,453	$9,676
9/30/24	$9,220	$11,606	$9,872
10/31/24	$8,735	$11,319	$9,358
11/30/24	$8,905	$11,438	$9,528
12/31/24	$8,424	$11,251	$9,021
1/31/25	$8,485	$11,311	$9,058
2/28/25	$8,926	$11,560	$9,527
3/31/25	$8,854	$11,564	$9,442

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	1.68%	(7.76%)	(0.83%)
Class A (including sales charge)	(2.13%)	(8.46%)	(1.21%)
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg Long-Term Treasury Index	1.26%	(7.89%)	(0.57%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 828,253,000
Holdings Count | Holding	355
Advisory Fees Paid, Amount	$ 2,142,000
InvestmentCompanyPortfolioTurnover	138.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$828,253
# of Portfolio Holdings	355
Portfolio Turnover Rate	138%
Total Net Advisory Fees Paid During the Reporting Period	$2,142
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	156.1%
U.S. Government Agencies	19.2%
Non-Agency Mortgage-Backed Securities	2.5%
Asset-Backed Securities	1.2%
Corporate Bonds & Notes	0.3%
Affiliated Investments	3.2%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(82.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 1.79% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 1.79% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026574
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Fund
Class Name	Class C
Trading Symbol	PFGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$478	4.76%

Expenses Paid, Amount	$ 478
Expense Ratio, Percent	4.76%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. interest rate strategies overall, including duration, curve positioning, and instrument selection, contributed to performance, as the curve steepened at the long end.

  Exposure to Treasury Inflation-Protected Securities outside of the Bloomberg Long-Term Treasury Index contributed to performance, as breakeven inflation rates rose.

  Exposure to securitized strategies outside of the Bloomberg Long-Term Treasury Index contributed to performance, as the strategy outperformed like-duration U.S. Treasuries.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,697	$9,964	$9,689
5/31/15	$9,494	$9,940	$9,535
6/30/15	$9,123	$9,832	$9,170
7/31/15	$9,491	$9,900	$9,491
8/31/15	$9,408	$9,886	$9,489
9/30/15	$9,562	$9,953	$9,635
10/31/15	$9,515	$9,954	$9,583
11/30/15	$9,442	$9,928	$9,504
12/31/15	$9,365	$9,896	$9,503
1/31/16	$9,829	$10,032	$9,980
2/29/16	$10,058	$10,103	$10,277
3/31/16	$10,071	$10,196	$10,277
4/30/16	$10,039	$10,235	$10,226
5/31/16	$10,083	$10,238	$10,307
6/30/16	$10,722	$10,422	$10,940
7/31/16	$10,922	$10,488	$11,185
8/31/16	$10,826	$10,476	$11,079
9/30/16	$10,697	$10,470	$10,900
10/31/16	$10,253	$10,389	$10,456
11/30/16	$9,432	$10,144	$9,680
12/31/16	$9,392	$10,158	$9,629
1/31/17	$9,452	$10,178	$9,666
2/28/17	$9,590	$10,246	$9,817
3/31/17	$9,541	$10,241	$9,763
4/30/17	$9,680	$10,320	$9,914
5/31/17	$9,852	$10,399	$10,110
6/30/17	$9,913	$10,389	$10,150
7/31/17	$9,860	$10,434	$10,087
8/31/17	$10,144	$10,527	$10,434
9/30/17	$9,915	$10,477	$10,208
10/31/17	$9,910	$10,483	$10,201
11/30/17	$9,972	$10,470	$10,274
12/31/17	$10,132	$10,518	$10,450
1/31/18	$9,803	$10,397	$10,113
2/28/18	$9,506	$10,298	$9,809
3/31/18	$9,765	$10,364	$10,106
4/30/18	$9,550	$10,287	$9,909
5/31/18	$9,727	$10,360	$10,119
6/30/18	$9,773	$10,348	$10,137
7/31/18	$9,624	$10,350	$9,988
8/31/18	$9,753	$10,417	$10,145
9/30/18	$9,468	$10,350	$9,845
10/31/18	$9,186	$10,268	$9,545
11/30/18	$9,330	$10,329	$9,726
12/31/18	$9,810	$10,519	$10,258
1/31/19	$9,837	$10,631	$10,327
2/28/19	$9,718	$10,625	$10,200
3/31/19	$10,234	$10,829	$10,736
4/30/19	$10,036	$10,831	$10,544
5/31/19	$10,634	$11,024	$11,234
6/30/19	$10,730	$11,162	$11,384
7/31/19	$10,743	$11,187	$11,402
8/31/19	$11,841	$11,476	$12,600
9/30/19	$11,535	$11,415	$12,285
10/31/19	$11,380	$11,450	$12,180
11/30/19	$11,361	$11,444	$12,117
12/31/19	$11,007	$11,436	$11,779
1/31/20	$11,812	$11,656	$12,585
2/29/20	$12,565	$11,866	$13,428
3/31/20	$13,273	$11,796	$14,241
4/30/20	$13,492	$12,006	$14,529
5/31/20	$13,265	$12,062	$14,258
6/30/20	$13,321	$12,137	$14,276
7/31/20	$13,850	$12,319	$14,879
8/31/20	$13,231	$12,219	$14,238
9/30/20	$13,274	$12,213	$14,293
10/31/20	$12,778	$12,158	$13,863
11/30/20	$12,976	$12,277	$14,029
12/31/20	$12,835	$12,294	$13,864
1/31/21	$12,442	$12,206	$13,364
2/28/21	$11,775	$12,030	$12,620
3/31/21	$11,171	$11,880	$11,990
4/30/21	$11,437	$11,974	$12,269
5/31/21	$11,402	$12,013	$12,325
6/30/21	$11,837	$12,097	$12,765
7/31/21	$12,273	$12,232	$13,231
8/31/21	$12,215	$12,209	$13,203
9/30/21	$11,856	$12,103	$12,825
10/31/21	$12,035	$12,100	$13,064
11/30/21	$12,321	$12,136	$13,410
12/31/21	$12,118	$12,105	$13,220
1/31/22	$11,652	$11,844	$12,672
2/28/22	$11,479	$11,712	$12,487
3/31/22	$10,879	$11,386	$11,821
4/30/22	$9,919	$10,954	$10,769
5/31/22	$9,727	$11,025	$10,566
6/30/22	$9,556	$10,852	$10,410
7/31/22	$9,815	$11,117	$10,688
8/31/22	$9,349	$10,803	$10,215
9/30/22	$8,612	$10,336	$9,408
10/31/22	$8,147	$10,202	$8,886
11/30/22	$8,728	$10,578	$9,514
12/31/22	$8,514	$10,530	$9,352
1/31/23	$9,095	$10,854	$9,952
2/28/23	$8,673	$10,573	$9,480
3/31/23	$9,054	$10,842	$9,929
4/30/23	$9,089	$10,908	$9,981
5/31/23	$8,833	$10,789	$9,702
6/30/23	$8,837	$10,750	$9,700
7/31/23	$8,644	$10,743	$9,490
8/31/23	$8,405	$10,674	$9,225
9/30/23	$7,791	$10,403	$8,552
10/31/23	$7,397	$10,239	$8,130
11/30/23	$8,061	$10,702	$8,875
12/31/23	$8,719	$11,112	$9,639
1/31/24	$8,574	$11,082	$9,426
2/29/24	$8,364	$10,925	$9,211
3/31/24	$8,458	$11,026	$9,325
4/30/24	$7,948	$10,747	$8,757
5/31/24	$8,171	$10,930	$9,007
6/30/24	$8,292	$11,033	$9,156
7/31/24	$8,583	$11,291	$9,483
8/31/24	$8,744	$11,453	$9,676
9/30/24	$8,923	$11,606	$9,872
10/31/24	$8,448	$11,319	$9,358
11/30/24	$8,606	$11,438	$9,528
12/31/24	$8,137	$11,251	$9,021
1/31/25	$8,190	$11,311	$9,058
2/28/25	$8,611	$11,560	$9,527
3/31/25	$8,536	$11,564	$9,442

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	0.92%	(8.45%)	(1.57%)
Class C (including sales charge)	(0.06%)	(8.45%)	(1.57%)
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg Long-Term Treasury Index	1.26%	(7.89%)	(0.57%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 828,253,000
Holdings Count | Holding	355
Advisory Fees Paid, Amount	$ 2,142,000
InvestmentCompanyPortfolioTurnover	138.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$828,253
# of Portfolio Holdings	355
Portfolio Turnover Rate	138%
Total Net Advisory Fees Paid During the Reporting Period	$2,142
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	156.1%
U.S. Government Agencies	19.2%
Non-Agency Mortgage-Backed Securities	2.5%
Asset-Backed Securities	1.2%
Corporate Bonds & Notes	0.3%
Affiliated Investments	3.2%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(82.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 1.79% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 1.79% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026570
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Fund
Class Name	Institutional Class
Trading Symbol	PGOVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$369	3.66%

Expenses Paid, Amount	$ 369
Expense Ratio, Percent	3.66%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. interest rate strategies overall, including duration, curve positioning, and instrument selection, contributed to performance, as the curve steepened at the long end.

  Exposure to Treasury Inflation-Protected Securities outside of the Bloomberg Long-Term Treasury Index contributed to performance, as breakeven inflation rates rose.

  Exposure to securitized strategies outside of the Bloomberg Long-Term Treasury Index contributed to performance, as the strategy outperformed like-duration U.S. Treasuries.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$970,629	$996,412	$968,923
5/31/15	$951,114	$994,012	$953,535
6/30/15	$914,845	$983,174	$916,984
7/31/15	$952,627	$990,008	$949,096
8/31/15	$945,135	$988,586	$948,913
9/30/15	$961,490	$995,273	$963,527
10/31/15	$957,695	$995,439	$958,270
11/30/15	$951,116	$992,809	$950,411
12/31/15	$944,381	$989,601	$950,251
1/31/16	$991,958	$1,003,219	$997,994
2/29/16	$1,015,946	$1,010,335	$1,027,731
3/31/16	$1,018,229	$1,019,605	$1,027,728
4/30/16	$1,015,888	$1,023,519	$1,022,583
5/31/16	$1,021,336	$1,023,781	$1,030,694
6/30/16	$1,086,950	$1,042,177	$1,093,963
7/31/16	$1,108,295	$1,048,765	$1,118,497
8/31/16	$1,099,514	$1,047,566	$1,107,881
9/30/16	$1,087,542	$1,046,952	$1,090,045
10/31/16	$1,043,326	$1,038,944	$1,045,585
11/30/16	$960,652	$1,014,369	$968,013
12/31/16	$957,545	$1,015,800	$962,856
1/31/17	$964,484	$1,017,793	$966,643
2/28/17	$979,387	$1,024,634	$981,706
3/31/17	$975,318	$1,024,097	$976,291
4/30/17	$990,391	$1,032,000	$991,358
5/31/17	$1,008,865	$1,039,943	$1,010,963
6/30/17	$1,016,102	$1,038,896	$1,014,986
7/31/17	$1,011,567	$1,043,367	$1,008,715
8/31/17	$1,041,699	$1,052,726	$1,043,361
9/30/17	$1,019,076	$1,047,712	$1,020,825
10/31/17	$1,019,575	$1,048,319	$1,020,054
11/30/17	$1,026,829	$1,046,973	$1,027,367
12/31/17	$1,044,349	$1,051,778	$1,045,003
1/31/18	$1,011,369	$1,039,665	$1,011,257
2/28/18	$981,562	$1,029,809	$980,890
3/31/18	$1,009,180	$1,036,414	$1,010,584
4/30/18	$987,916	$1,028,705	$990,939
5/31/18	$1,007,069	$1,036,047	$1,011,903
6/30/18	$1,012,823	$1,034,773	$1,013,703
7/31/18	$998,261	$1,035,019	$998,785
8/31/18	$1,012,715	$1,041,679	$1,014,533
9/30/18	$983,936	$1,034,971	$984,481
10/31/18	$955,453	$1,026,792	$954,490
11/30/18	$971,437	$1,032,921	$972,553
12/31/18	$1,022,231	$1,051,898	$1,025,765
1/31/19	$1,025,993	$1,063,068	$1,032,651
2/28/19	$1,014,494	$1,062,452	$1,020,031
3/31/19	$1,069,242	$1,082,853	$1,073,637
4/30/19	$1,049,501	$1,083,130	$1,054,413
5/31/19	$1,113,097	$1,102,358	$1,123,410
6/30/19	$1,124,130	$1,116,201	$1,138,407
7/31/19	$1,126,512	$1,118,657	$1,140,231
8/31/19	$1,242,873	$1,147,643	$1,259,951
9/30/19	$1,211,718	$1,141,531	$1,228,522
10/31/19	$1,196,548	$1,144,969	$1,217,968
11/30/19	$1,195,661	$1,144,386	$1,211,676
12/31/19	$1,159,487	$1,143,588	$1,177,859
1/31/20	$1,245,404	$1,165,596	$1,258,485
2/29/20	$1,325,904	$1,186,575	$1,342,812
3/31/20	$1,401,835	$1,179,592	$1,424,083
4/30/20	$1,426,242	$1,200,561	$1,452,894
5/31/20	$1,403,495	$1,206,151	$1,425,773
6/30/20	$1,410,722	$1,213,749	$1,427,620
7/31/20	$1,468,164	$1,231,878	$1,487,948
8/31/20	$1,403,786	$1,221,935	$1,423,797
9/30/20	$1,409,646	$1,221,265	$1,429,274
10/31/20	$1,358,359	$1,215,812	$1,386,261
11/30/20	$1,380,514	$1,227,742	$1,402,902
12/31/20	$1,366,945	$1,229,433	$1,386,374
1/31/21	$1,326,255	$1,220,618	$1,336,354
2/28/21	$1,256,162	$1,202,992	$1,261,956
3/31/21	$1,192,911	$1,187,971	$1,199,044
4/30/21	$1,222,514	$1,197,356	$1,226,947
5/31/21	$1,219,784	$1,201,268	$1,232,476
6/30/21	$1,267,487	$1,209,708	$1,276,534
7/31/21	$1,315,347	$1,223,233	$1,323,096
8/31/21	$1,310,326	$1,220,905	$1,320,312
9/30/21	$1,273,072	$1,210,334	$1,282,512
10/31/21	$1,293,448	$1,210,000	$1,306,357
11/30/21	$1,325,331	$1,213,580	$1,341,029
12/31/21	$1,304,783	$1,210,475	$1,321,960
1/31/22	$1,255,724	$1,184,396	$1,267,250
2/28/22	$1,238,139	$1,171,183	$1,248,725
3/31/22	$1,174,543	$1,138,645	$1,182,061
4/30/22	$1,071,943	$1,095,436	$1,076,950
5/31/22	$1,052,055	$1,102,499	$1,056,570
6/30/22	$1,034,507	$1,085,203	$1,040,989
7/31/22	$1,063,589	$1,111,719	$1,068,763
8/31/22	$1,014,046	$1,080,306	$1,021,452
9/30/22	$935,063	$1,033,630	$940,760
10/31/22	$885,334	$1,020,242	$888,561
11/30/22	$949,272	$1,057,762	$951,398
12/31/22	$926,932	$1,052,991	$935,214
1/31/23	$991,119	$1,085,385	$995,161
2/28/23	$945,883	$1,057,322	$947,955
3/31/23	$988,424	$1,084,180	$992,889
4/30/23	$993,121	$1,090,751	$998,063
5/31/23	$966,074	$1,078,874	$970,168
6/30/23	$967,393	$1,075,027	$970,008
7/31/23	$947,037	$1,074,277	$948,979
8/31/23	$921,735	$1,067,415	$922,519
9/30/23	$855,279	$1,040,290	$855,227
10/31/23	$812,685	$1,023,873	$813,023
11/30/23	$886,469	$1,070,241	$887,466
12/31/23	$959,745	$1,111,209	$963,864
1/31/24	$944,619	$1,108,157	$942,642
2/29/24	$922,314	$1,092,501	$921,127
3/31/24	$933,514	$1,102,589	$932,475
4/30/24	$878,005	$1,074,739	$875,668
5/31/24	$903,572	$1,092,959	$900,684
6/30/24	$917,665	$1,103,307	$915,552
7/31/24	$950,727	$1,129,077	$948,276
8/31/24	$969,623	$1,145,301	$967,589
9/30/24	$990,224	$1,160,636	$987,158
10/31/24	$938,402	$1,131,854	$935,768
11/30/24	$956,898	$1,143,821	$952,756
12/31/24	$905,561	$1,125,101	$902,066
1/31/25	$912,351	$1,131,070	$905,820
2/28/25	$960,076	$1,155,956	$952,710
3/31/25	$952,518	$1,156,391	$944,235

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	2.04%	(7.44%)	(0.49%)
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg Long-Term Treasury Index	1.26%	(7.89%)	(0.57%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 828,253,000
Holdings Count | Holding	355
Advisory Fees Paid, Amount	$ 2,142,000
InvestmentCompanyPortfolioTurnover	138.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$828,253
# of Portfolio Holdings	355
Portfolio Turnover Rate	138%
Total Net Advisory Fees Paid During the Reporting Period	$2,142
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	156.1%
U.S. Government Agencies	19.2%
Non-Agency Mortgage-Backed Securities	2.5%
Asset-Backed Securities	1.2%
Corporate Bonds & Notes	0.3%
Affiliated Investments	3.2%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(82.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 1.79% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 1.79% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000064142
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Fund
Class Name	I-2
Trading Symbol	PLTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$379	3.76%

Expenses Paid, Amount	$ 379
Expense Ratio, Percent	3.76%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. interest rate strategies overall, including duration, curve positioning, and instrument selection, contributed to performance, as the curve steepened at the long end.

  Exposure to Treasury Inflation-Protected Securities outside of the Bloomberg Long-Term Treasury Index contributed to performance, as breakeven inflation rates rose.

  Exposure to securitized strategies outside of the Bloomberg Long-Term Treasury Index contributed to performance, as the strategy outperformed like-duration U.S. Treasuries.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$970,547	$996,412	$968,923
5/31/15	$950,954	$994,012	$953,535
6/30/15	$914,614	$983,174	$916,984
7/31/15	$952,303	$990,008	$949,096
8/31/15	$944,738	$988,586	$948,913
9/30/15	$961,010	$995,273	$963,527
10/31/15	$957,137	$995,439	$958,270
11/30/15	$950,489	$992,809	$950,411
12/31/15	$943,671	$989,601	$950,251
1/31/16	$991,138	$1,003,219	$997,994
2/29/16	$1,015,027	$1,010,335	$1,027,731
3/31/16	$1,017,221	$1,019,605	$1,027,728
4/30/16	$1,014,796	$1,023,519	$1,022,583
5/31/16	$1,020,147	$1,023,781	$1,030,694
6/30/16	$1,085,600	$1,042,177	$1,093,963
7/31/16	$1,106,825	$1,048,765	$1,118,497
8/31/16	$1,097,964	$1,047,566	$1,107,881
9/30/16	$1,085,914	$1,046,952	$1,090,045
10/31/16	$1,041,673	$1,038,944	$1,045,585
11/30/16	$959,046	$1,014,369	$968,013
12/31/16	$955,831	$1,015,800	$962,856
1/31/17	$962,677	$1,017,793	$966,643
2/28/17	$977,478	$1,024,634	$981,706
3/31/17	$973,331	$1,024,097	$976,291
4/30/17	$988,300	$1,032,000	$991,358
5/31/17	$1,006,652	$1,039,943	$1,010,963
6/30/17	$1,013,785	$1,038,896	$1,014,986
7/31/17	$1,009,180	$1,043,367	$1,008,715
8/31/17	$1,039,155	$1,052,726	$1,043,361
9/30/17	$1,016,500	$1,047,712	$1,020,825
10/31/17	$1,016,909	$1,048,319	$1,020,054
11/30/17	$1,024,060	$1,046,973	$1,027,367
12/31/17	$1,041,441	$1,051,778	$1,045,003
1/31/18	$1,008,471	$1,039,665	$1,011,257
2/28/18	$978,676	$1,029,809	$980,890
3/31/18	$1,006,125	$1,036,414	$1,010,584
4/30/18	$984,849	$1,028,705	$990,939
5/31/18	$1,003,859	$1,036,047	$1,011,903
6/30/18	$1,009,512	$1,034,773	$1,013,703
7/31/18	$994,918	$1,035,019	$998,785
8/31/18	$1,009,231	$1,041,679	$1,014,533
9/30/18	$980,478	$1,034,971	$984,481
10/31/18	$952,002	$1,026,792	$954,490
11/30/18	$967,843	$1,032,921	$972,553
12/31/18	$1,018,338	$1,051,898	$1,025,765
1/31/19	$1,022,013	$1,063,068	$1,032,651
2/28/19	$1,010,473	$1,062,452	$1,020,031
3/31/19	$1,064,917	$1,082,853	$1,073,637
4/30/19	$1,045,171	$1,083,130	$1,054,413
5/31/19	$1,108,411	$1,102,358	$1,123,410
6/30/19	$1,119,315	$1,116,201	$1,138,407
7/31/19	$1,121,593	$1,118,657	$1,140,231
8/31/19	$1,237,338	$1,147,643	$1,259,951
9/30/19	$1,206,232	$1,141,531	$1,228,522
10/31/19	$1,191,030	$1,144,969	$1,217,968
11/30/19	$1,190,046	$1,144,386	$1,211,676
12/31/19	$1,153,949	$1,143,588	$1,177,859
1/31/20	$1,239,352	$1,165,596	$1,258,485
2/29/20	$1,319,364	$1,186,575	$1,342,812
3/31/20	$1,394,820	$1,179,592	$1,424,083
4/30/20	$1,418,984	$1,200,561	$1,452,894
5/31/20	$1,396,232	$1,206,151	$1,425,773
6/30/20	$1,403,303	$1,213,749	$1,427,620
7/31/20	$1,460,320	$1,231,878	$1,487,948
8/31/20	$1,396,181	$1,221,935	$1,423,797
9/30/20	$1,401,893	$1,221,265	$1,429,274
10/31/20	$1,350,768	$1,215,812	$1,386,261
11/30/20	$1,372,691	$1,227,742	$1,402,902
12/31/20	$1,359,071	$1,229,433	$1,386,374
1/31/21	$1,318,514	$1,220,618	$1,336,354
2/28/21	$1,248,733	$1,202,992	$1,261,956
3/31/21	$1,185,751	$1,187,971	$1,199,044
4/30/21	$1,215,072	$1,197,356	$1,226,947
5/31/21	$1,212,262	$1,201,268	$1,232,476
6/30/21	$1,259,571	$1,209,708	$1,276,534
7/31/21	$1,307,018	$1,223,233	$1,323,096
8/31/21	$1,301,922	$1,220,905	$1,320,312
9/30/21	$1,264,789	$1,210,334	$1,282,512
10/31/21	$1,284,936	$1,210,000	$1,306,357
11/30/21	$1,316,503	$1,213,580	$1,341,029
12/31/21	$1,295,972	$1,210,475	$1,321,960
1/31/22	$1,247,146	$1,184,396	$1,267,250
2/28/22	$1,229,589	$1,171,183	$1,248,725
3/31/22	$1,166,333	$1,138,645	$1,182,061
4/30/22	$1,064,358	$1,095,436	$1,076,950
5/31/22	$1,044,524	$1,102,499	$1,056,570
6/30/22	$1,027,018	$1,085,203	$1,040,989
7/31/22	$1,055,803	$1,111,719	$1,068,763
8/31/22	$1,006,536	$1,080,306	$1,021,452
9/30/22	$928,053	$1,033,630	$940,760
10/31/22	$878,625	$1,020,242	$888,561
11/30/22	$942,005	$1,057,762	$951,398
12/31/22	$919,750	$1,052,991	$935,214
1/31/23	$983,363	$1,085,385	$995,161
2/28/23	$938,407	$1,057,322	$947,955
3/31/23	$980,521	$1,084,180	$992,889
4/30/23	$985,105	$1,090,751	$998,063
5/31/23	$958,193	$1,078,874	$970,168
6/30/23	$959,417	$1,075,027	$970,008
7/31/23	$939,158	$1,074,277	$948,979
8/31/23	$913,990	$1,067,415	$922,519
9/30/23	$848,018	$1,040,290	$855,227
10/31/23	$805,717	$1,023,873	$813,023
11/30/23	$878,801	$1,070,241	$887,466
12/31/23	$951,361	$1,111,209	$963,864
1/31/24	$936,296	$1,108,157	$942,642
2/29/24	$914,116	$1,092,501	$921,127
3/31/24	$925,137	$1,102,589	$932,475
4/30/24	$870,053	$1,074,739	$875,668
5/31/24	$895,308	$1,092,959	$900,684
6/30/24	$909,201	$1,103,307	$915,552
7/31/24	$941,880	$1,129,077	$948,276
8/31/24	$960,512	$1,145,301	$967,589
9/30/24	$980,846	$1,160,636	$987,158
10/31/24	$929,432	$1,131,854	$935,768
11/30/24	$947,672	$1,143,821	$952,756
12/31/24	$896,751	$1,125,101	$902,066
1/31/25	$903,397	$1,131,070	$905,820
2/28/25	$950,583	$1,155,956	$952,710
3/31/25	$943,021	$1,156,391	$944,235

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	1.93%	(7.53%)	(0.58%)
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg Long-Term Treasury Index	1.26%	(7.89%)	(0.57%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 828,253,000
Holdings Count | Holding	355
Advisory Fees Paid, Amount	$ 2,142,000
InvestmentCompanyPortfolioTurnover	138.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$828,253
# of Portfolio Holdings	355
Portfolio Turnover Rate	138%
Total Net Advisory Fees Paid During the Reporting Period	$2,142
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	156.1%
U.S. Government Agencies	19.2%
Non-Agency Mortgage-Backed Securities	2.5%
Asset-Backed Securities	1.2%
Corporate Bonds & Notes	0.3%
Affiliated Investments	3.2%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(82.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 1.79% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 1.79% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000073751
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Opportunities Fund
Class Name	Class A
Trading Symbol	ATMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the curve and rose across the long end of the curve.

  Long exposure to the Turkish lira contributed to performance, as interest rate differentials generated positive returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate and long end of the Australian yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/15	$9,625	$10,000	$10,000
4/30/15	$9,647	$9,964	$10,009
5/31/15	$9,661	$9,940	$10,017
6/30/15	$9,648	$9,832	$10,014
7/31/15	$9,652	$9,900	$10,020
8/31/15	$9,510	$9,886	$10,014
9/30/15	$9,322	$9,953	$10,043
10/31/15	$9,421	$9,954	$10,040
11/30/15	$9,491	$9,928	$10,021
12/31/15	$9,557	$9,896	$10,007
1/31/16	$9,392	$10,032	$10,060
2/29/16	$9,286	$10,103	$10,069
3/31/16	$9,496	$10,196	$10,105
4/30/16	$9,629	$10,235	$10,119
5/31/16	$9,665	$10,238	$10,113
6/30/16	$9,586	$10,422	$10,173
7/31/16	$9,670	$10,488	$10,175
8/31/16	$9,716	$10,476	$10,165
9/30/16	$9,850	$10,470	$10,177
10/31/16	$9,916	$10,389	$10,173
11/30/16	$9,771	$10,144	$10,132
12/31/16	$9,948	$10,158	$10,138
1/31/17	$10,091	$10,178	$10,157
2/28/17	$10,196	$10,246	$10,174
3/31/17	$10,264	$10,241	$10,180
4/30/17	$10,361	$10,320	$10,199
5/31/17	$10,421	$10,399	$10,216
6/30/17	$10,454	$10,389	$10,212
7/31/17	$10,503	$10,434	$10,238
8/31/17	$10,573	$10,527	$10,259
9/30/17	$10,625	$10,477	$10,247
10/31/17	$10,637	$10,483	$10,244
11/30/17	$10,690	$10,470	$10,223
12/31/17	$10,687	$10,518	$10,226
1/31/18	$10,785	$10,397	$10,199
2/28/18	$10,831	$10,298	$10,189
3/31/18	$10,858	$10,364	$10,205
4/30/18	$10,883	$10,287	$10,195
5/31/18	$10,924	$10,360	$10,233
6/30/18	$10,936	$10,348	$10,234
7/31/18	$10,986	$10,350	$10,240
8/31/18	$10,983	$10,417	$10,276
9/30/18	$10,977	$10,350	$10,269
10/31/18	$11,008	$10,268	$10,280
11/30/18	$10,998	$10,329	$10,310
12/31/18	$11,024	$10,519	$10,390
1/31/19	$11,142	$10,631	$10,431
2/28/19	$11,192	$10,625	$10,448
3/31/19	$11,237	$10,829	$10,516
4/30/19	$11,305	$10,831	$10,540
5/31/19	$11,324	$11,024	$10,614
6/30/19	$11,370	$11,162	$10,673
7/31/19	$11,364	$11,187	$10,669
8/31/19	$11,261	$11,476	$10,753
9/30/19	$11,273	$11,415	$10,748
10/31/19	$11,360	$11,450	$10,784
11/30/19	$11,415	$11,444	$10,785
12/31/19	$11,553	$11,436	$10,809
1/31/20	$11,541	$11,656	$10,870
2/29/20	$11,529	$11,866	$10,959
3/31/20	$11,101	$11,796	$11,003
4/30/20	$11,286	$12,006	$11,063
5/31/20	$11,442	$12,062	$11,084
6/30/20	$11,591	$12,137	$11,100
7/31/20	$11,665	$12,319	$11,116
8/31/20	$11,728	$12,219	$11,118
9/30/20	$11,748	$12,213	$11,117
10/31/20	$11,802	$12,158	$11,117
11/30/20	$11,920	$12,277	$11,128
12/31/20	$12,003	$12,294	$11,142
1/31/21	$12,033	$12,206	$11,147
2/28/21	$12,042	$12,030	$11,140
3/31/21	$12,018	$11,880	$11,134
4/30/21	$12,049	$11,974	$11,143
5/31/21	$12,079	$12,013	$11,156
6/30/21	$12,054	$12,097	$11,140
7/31/21	$12,082	$12,232	$11,159
8/31/21	$12,077	$12,209	$11,159
9/30/21	$12,051	$12,103	$11,150
10/31/21	$11,948	$12,100	$11,113
11/30/21	$11,965	$12,136	$11,104
12/31/21	$12,006	$12,105	$11,087
1/31/22	$11,934	$11,844	$11,008
2/28/22	$11,841	$11,712	$10,959
3/31/22	$11,628	$11,386	$10,810
4/30/22	$11,426	$10,954	$10,750
5/31/22	$11,468	$11,025	$10,816
6/30/22	$11,281	$10,852	$10,741
7/31/22	$11,472	$11,117	$10,798
8/31/22	$11,269	$10,803	$10,711
9/30/22	$11,034	$10,336	$10,580
10/31/22	$11,044	$10,202	$10,566
11/30/22	$11,207	$10,578	$10,653
12/31/22	$11,236	$10,530	$10,674
1/31/23	$11,411	$10,854	$10,762
2/28/23	$11,326	$10,573	$10,681
3/31/23	$11,412	$10,842	$10,836
4/30/23	$11,452	$10,908	$10,873
5/31/23	$11,442	$10,789	$10,840
6/30/23	$11,466	$10,750	$10,797
7/31/23	$11,564	$10,743	$10,843
8/31/23	$11,585	$10,674	$10,883
9/30/23	$11,513	$10,403	$10,876
10/31/23	$11,451	$10,239	$10,911
11/30/23	$11,769	$10,702	$11,038
12/31/23	$11,972	$11,112	$11,171
1/31/24	$12,029	$11,082	$11,215
2/29/24	$12,027	$10,925	$11,176
3/31/24	$12,102	$11,026	$11,222
4/30/24	$12,086	$10,747	$11,184
5/31/24	$12,202	$10,930	$11,265
6/30/24	$12,242	$11,033	$11,328
7/31/24	$12,390	$11,291	$11,462
8/31/24	$12,433	$11,453	$11,567
9/30/24	$12,566	$11,606	$11,663
10/31/24	$12,509	$11,319	$11,596
11/30/24	$12,649	$11,438	$11,635
12/31/24	$12,679	$11,251	$11,661
1/31/25	$12,805	$11,311	$11,714
2/28/25	$12,890	$11,560	$11,797
3/31/25	$12,945	$11,564	$11,851

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	6.96%	3.12%	3.01%
Class A (including sales charge)	2.91%	2.34%	2.61%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate 1-3 Years Index	5.61%	1.50%	1.71%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 96,485,000
Holdings Count | Holding	746
Advisory Fees Paid, Amount	$ 233,000
InvestmentCompanyPortfolioTurnover	951.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$96,485
# of Portfolio Holdings	746
Portfolio Turnover Rate	951%
Total Net Advisory Fees Paid During the Reporting Period	$233
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	63.2%
Corporate Bonds & Notes	23.2%
U.S. Treasury Obligations	11.6%
Sovereign Issues	10.1%
Asset-Backed Securities	8.9%
Non-Agency Mortgage-Backed Securities	1.5%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	24.0%
Affiliated Investments	17.8%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(60.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000073752
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Opportunities Fund
Class Name	Class C
Trading Symbol	ATMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.72%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the curve and rose across the long end of the curve.

  Long exposure to the Turkish lira contributed to performance, as interest rate differentials generated positive returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate and long end of the Australian yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,022	$9,964	$10,009
5/31/15	$10,031	$9,940	$10,017
6/30/15	$10,011	$9,832	$10,014
7/31/15	$10,009	$9,900	$10,020
8/31/15	$9,855	$9,886	$10,014
9/30/15	$9,655	$9,953	$10,043
10/31/15	$9,751	$9,954	$10,040
11/30/15	$9,818	$9,928	$10,021
12/31/15	$9,879	$9,896	$10,007
1/31/16	$9,703	$10,032	$10,060
2/29/16	$9,587	$10,103	$10,069
3/31/16	$9,798	$10,196	$10,105
4/30/16	$9,929	$10,235	$10,119
5/31/16	$9,960	$10,238	$10,113
6/30/16	$9,873	$10,422	$10,173
7/31/16	$9,953	$10,488	$10,175
8/31/16	$9,993	$10,476	$10,165
9/30/16	$10,125	$10,470	$10,177
10/31/16	$10,187	$10,389	$10,173
11/30/16	$10,032	$10,144	$10,132
12/31/16	$10,206	$10,158	$10,138
1/31/17	$10,347	$10,178	$10,157
2/28/17	$10,448	$10,246	$10,174
3/31/17	$10,511	$10,241	$10,180
4/30/17	$10,604	$10,320	$10,199
5/31/17	$10,659	$10,399	$10,216
6/30/17	$10,686	$10,389	$10,212
7/31/17	$10,730	$10,434	$10,238
8/31/17	$10,794	$10,527	$10,259
9/30/17	$10,841	$10,477	$10,247
10/31/17	$10,846	$10,483	$10,244
11/30/17	$10,893	$10,470	$10,223
12/31/17	$10,883	$10,518	$10,226
1/31/18	$10,976	$10,397	$10,199
2/28/18	$11,017	$10,298	$10,189
3/31/18	$11,037	$10,364	$10,205
4/30/18	$11,055	$10,287	$10,195
5/31/18	$11,090	$10,360	$10,233
6/30/18	$11,095	$10,348	$10,234
7/31/18	$11,139	$10,350	$10,240
8/31/18	$11,129	$10,417	$10,276
9/30/18	$11,117	$10,350	$10,269
10/31/18	$11,140	$10,268	$10,280
11/30/18	$11,124	$10,329	$10,310
12/31/18	$11,143	$10,519	$10,390
1/31/19	$11,255	$10,631	$10,431
2/28/19	$11,299	$10,625	$10,448
3/31/19	$11,338	$10,829	$10,516
4/30/19	$11,400	$10,831	$10,540
5/31/19	$11,411	$11,024	$10,614
6/30/19	$11,451	$11,162	$10,673
7/31/19	$11,437	$11,187	$10,669
8/31/19	$11,326	$11,476	$10,753
9/30/19	$11,332	$11,415	$10,748
10/31/19	$11,411	$11,450	$10,784
11/30/19	$11,460	$11,444	$10,785
12/31/19	$11,591	$11,436	$10,809
1/31/20	$11,572	$11,656	$10,870
2/29/20	$11,552	$11,866	$10,959
3/31/20	$11,117	$11,796	$11,003
4/30/20	$11,295	$12,006	$11,063
5/31/20	$11,444	$12,062	$11,084
6/30/20	$11,586	$12,137	$11,100
7/31/20	$11,652	$12,319	$11,116
8/31/20	$11,708	$12,219	$11,118
9/30/20	$11,721	$12,213	$11,117
10/31/20	$11,767	$12,158	$11,117
11/30/20	$11,878	$12,277	$11,128
12/31/20	$11,952	$12,294	$11,142
1/31/21	$11,975	$12,206	$11,147
2/28/21	$11,977	$12,030	$11,140
3/31/21	$11,946	$11,880	$11,134
4/30/21	$11,969	$11,974	$11,143
5/31/21	$11,991	$12,013	$11,156
6/30/21	$11,959	$12,097	$11,140
7/31/21	$11,981	$12,232	$11,159
8/31/21	$11,970	$12,209	$11,159
9/30/21	$11,937	$12,103	$11,150
10/31/21	$11,829	$12,100	$11,113
11/30/21	$11,839	$12,136	$11,104
12/31/21	$11,861	$12,105	$11,087
1/31/22	$11,785	$11,844	$11,008
2/28/22	$11,698	$11,712	$10,959
3/31/22	$11,480	$11,386	$10,810
4/30/22	$11,274	$10,954	$10,750
5/31/22	$11,306	$11,025	$10,816
6/30/22	$11,110	$10,852	$10,741
7/31/22	$11,285	$11,117	$10,798
8/31/22	$11,079	$10,803	$10,711
9/30/22	$10,840	$10,336	$10,580
10/31/22	$10,843	$10,202	$10,566
11/30/22	$10,997	$10,578	$10,653
12/31/22	$11,018	$10,530	$10,674
1/31/23	$11,183	$10,854	$10,762
2/28/23	$11,093	$10,573	$10,681
3/31/23	$11,170	$10,842	$10,836
4/30/23	$11,202	$10,908	$10,873
5/31/23	$11,186	$10,789	$10,840
6/30/23	$11,201	$10,750	$10,797
7/31/23	$11,291	$10,743	$10,843
8/31/23	$11,304	$10,674	$10,883
9/30/23	$11,227	$10,403	$10,876
10/31/23	$11,159	$10,239	$10,911
11/30/23	$11,461	$10,702	$11,038
12/31/23	$11,652	$11,112	$11,171
1/31/24	$11,700	$11,082	$11,215
2/29/24	$11,691	$10,925	$11,176
3/31/24	$11,757	$11,026	$11,222
4/30/24	$11,734	$10,747	$11,184
5/31/24	$11,839	$10,930	$11,265
6/30/24	$11,870	$11,033	$11,328
7/31/24	$12,006	$11,291	$11,462
8/31/24	$12,040	$11,453	$11,567
9/30/24	$12,162	$11,606	$11,663
10/31/24	$12,099	$11,319	$11,596
11/30/24	$12,227	$11,438	$11,635
12/31/24	$12,248	$11,251	$11,661
1/31/25	$12,361	$11,311	$11,714
2/28/25	$12,436	$11,560	$11,797
3/31/25	$12,482	$11,564	$11,851

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	6.17%	2.34%	2.24%
Class C (including sales charge)	5.17%	2.34%	2.24%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate 1-3 Years Index	5.61%	1.50%	1.71%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 96,485,000
Holdings Count | Holding	746
Advisory Fees Paid, Amount	$ 233,000
InvestmentCompanyPortfolioTurnover	951.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$96,485
# of Portfolio Holdings	746
Portfolio Turnover Rate	951%
Total Net Advisory Fees Paid During the Reporting Period	$233
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	63.2%
Corporate Bonds & Notes	23.2%
U.S. Treasury Obligations	11.6%
Sovereign Issues	10.1%
Asset-Backed Securities	8.9%
Non-Agency Mortgage-Backed Securities	1.5%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	24.0%
Affiliated Investments	17.8%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(60.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000073749
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Opportunities Fund
Class Name	Institutional Class
Trading Symbol	PUTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the curve and rose across the long end of the curve.

  Long exposure to the Turkish lira contributed to performance, as interest rate differentials generated positive returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate and long end of the Australian yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,002,616	$996,412	$1,000,855
5/31/15	$1,004,461	$994,012	$1,001,654
6/30/15	$1,003,392	$983,174	$1,001,367
7/31/15	$1,004,250	$990,008	$1,001,988
8/31/15	$989,731	$988,586	$1,001,378
9/30/15	$970,515	$995,273	$1,004,343
10/31/15	$981,124	$995,439	$1,003,996
11/30/15	$988,768	$992,809	$1,002,110
12/31/15	$996,025	$989,601	$1,000,748
1/31/16	$979,119	$1,003,219	$1,005,954
2/29/16	$968,343	$1,010,335	$1,006,904
3/31/16	$990,585	$1,019,605	$1,010,496
4/30/16	$1,004,757	$1,023,519	$1,011,926
5/31/16	$1,008,902	$1,023,781	$1,011,278
6/30/16	$1,000,979	$1,042,177	$1,017,346
7/31/16	$1,010,054	$1,048,765	$1,017,525
8/31/16	$1,015,184	$1,047,566	$1,016,481
9/30/16	$1,029,541	$1,046,952	$1,017,661
10/31/16	$1,036,837	$1,038,944	$1,017,342
11/30/16	$1,021,999	$1,014,369	$1,013,225
12/31/16	$1,040,850	$1,015,800	$1,013,832
1/31/17	$1,056,181	$1,017,793	$1,015,733
2/28/17	$1,067,439	$1,024,634	$1,017,371
3/31/17	$1,074,951	$1,024,097	$1,017,981
4/30/17	$1,085,415	$1,032,000	$1,019,863
5/31/17	$1,092,077	$1,039,943	$1,021,610
6/30/17	$1,095,963	$1,038,896	$1,021,187
7/31/17	$1,101,469	$1,043,367	$1,023,829
8/31/17	$1,109,200	$1,052,726	$1,025,915
9/30/17	$1,115,046	$1,047,712	$1,024,667
10/31/17	$1,116,607	$1,048,319	$1,024,431
11/30/17	$1,122,515	$1,046,973	$1,022,271
12/31/17	$1,122,627	$1,051,778	$1,022,600
1/31/18	$1,133,303	$1,039,665	$1,019,853
2/28/18	$1,138,457	$1,029,809	$1,018,886
3/31/18	$1,141,722	$1,036,414	$1,020,509
4/30/18	$1,144,659	$1,028,705	$1,019,458
5/31/18	$1,149,416	$1,036,047	$1,023,295
6/30/18	$1,151,012	$1,034,773	$1,023,417
7/31/18	$1,156,647	$1,035,019	$1,023,992
8/31/18	$1,156,852	$1,041,679	$1,027,606
9/30/18	$1,156,554	$1,034,971	$1,026,878
10/31/18	$1,160,136	$1,026,792	$1,027,964
11/30/18	$1,159,565	$1,032,921	$1,030,984
12/31/18	$1,162,626	$1,051,898	$1,038,997
1/31/19	$1,175,455	$1,063,068	$1,043,120
2/28/19	$1,181,054	$1,062,452	$1,044,754
3/31/19	$1,186,272	$1,082,853	$1,051,634
4/30/19	$1,193,882	$1,083,130	$1,053,996
5/31/19	$1,196,296	$1,102,358	$1,061,396
6/30/19	$1,201,530	$1,116,201	$1,067,264
7/31/19	$1,201,259	$1,118,657	$1,066,905
8/31/19	$1,190,817	$1,147,643	$1,075,278
9/30/19	$1,192,460	$1,141,531	$1,074,794
10/31/19	$1,202,018	$1,144,969	$1,078,449
11/30/19	$1,208,278	$1,144,386	$1,078,453
12/31/19	$1,223,258	$1,143,588	$1,080,946
1/31/20	$1,222,494	$1,165,596	$1,087,040
2/29/20	$1,221,533	$1,186,575	$1,095,891
3/31/20	$1,176,576	$1,179,592	$1,100,292
4/30/20	$1,196,585	$1,200,561	$1,106,313
5/31/20	$1,213,528	$1,206,151	$1,108,409
6/30/20	$1,229,739	$1,213,749	$1,109,966
7/31/20	$1,238,014	$1,231,878	$1,111,633
8/31/20	$1,245,106	$1,221,935	$1,111,808
9/30/20	$1,247,659	$1,221,265	$1,111,731
10/31/20	$1,253,802	$1,215,812	$1,111,688
11/30/20	$1,266,802	$1,227,742	$1,112,783
12/31/20	$1,276,120	$1,229,433	$1,114,233
1/31/21	$1,279,644	$1,220,618	$1,114,669
2/28/21	$1,280,995	$1,202,992	$1,113,964
3/31/21	$1,278,894	$1,187,971	$1,113,399
4/30/21	$1,282,653	$1,197,356	$1,114,297
5/31/21	$1,286,221	$1,201,268	$1,115,631
6/30/21	$1,284,001	$1,209,708	$1,113,963
7/31/21	$1,287,468	$1,223,233	$1,115,894
8/31/21	$1,287,312	$1,220,905	$1,115,905
9/30/21	$1,284,939	$1,210,334	$1,114,974
10/31/21	$1,274,382	$1,210,000	$1,111,338
11/30/21	$1,276,641	$1,213,580	$1,110,411
12/31/21	$1,281,551	$1,210,475	$1,108,735
1/31/22	$1,274,216	$1,184,396	$1,100,794
2/28/22	$1,264,721	$1,171,183	$1,095,868
3/31/22	$1,242,341	$1,138,645	$1,080,973
4/30/22	$1,221,210	$1,095,436	$1,074,960
5/31/22	$1,226,099	$1,102,499	$1,081,559
6/30/22	$1,206,435	$1,085,203	$1,074,084
7/31/22	$1,227,323	$1,111,719	$1,079,801
8/31/22	$1,206,052	$1,080,306	$1,071,140
9/30/22	$1,181,310	$1,033,630	$1,057,965
10/31/22	$1,182,695	$1,020,242	$1,056,598
11/30/22	$1,200,610	$1,057,762	$1,065,346
12/31/22	$1,204,158	$1,052,991	$1,067,450
1/31/23	$1,223,299	$1,085,385	$1,076,152
2/28/23	$1,214,539	$1,057,322	$1,068,116
3/31/23	$1,224,203	$1,084,180	$1,083,589
4/30/23	$1,228,879	$1,090,751	$1,087,306
5/31/23	$1,228,223	$1,078,874	$1,084,028
6/30/23	$1,231,161	$1,075,027	$1,079,682
7/31/23	$1,242,143	$1,074,277	$1,084,292
8/31/23	$1,244,778	$1,067,415	$1,088,287
9/30/23	$1,237,504	$1,040,290	$1,087,632
10/31/23	$1,231,184	$1,023,873	$1,091,116
11/30/23	$1,265,774	$1,070,241	$1,103,805
12/31/23	$1,288,105	$1,111,209	$1,117,074
1/31/24	$1,294,628	$1,108,157	$1,121,506
2/29/24	$1,294,850	$1,092,501	$1,117,611
3/31/24	$1,303,367	$1,102,589	$1,122,153
4/30/24	$1,302,076	$1,074,739	$1,118,352
5/31/24	$1,315,030	$1,092,959	$1,126,508
6/30/24	$1,319,717	$1,103,307	$1,132,808
7/31/24	$1,336,112	$1,129,077	$1,146,247
8/31/24	$1,341,298	$1,145,301	$1,156,696
9/30/24	$1,356,055	$1,160,636	$1,166,291
10/31/24	$1,350,340	$1,131,854	$1,159,585
11/30/24	$1,365,901	$1,143,821	$1,163,511
12/31/24	$1,369,645	$1,125,101	$1,166,085
1/31/25	$1,383,704	$1,131,070	$1,171,389
2/28/25	$1,393,321	$1,155,956	$1,179,676
3/31/25	$1,399,679	$1,156,391	$1,185,090

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.39%	3.53%	3.42%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate 1-3 Years Index	5.61%	1.50%	1.71%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 96,485,000
Holdings Count | Holding	746
Advisory Fees Paid, Amount	$ 233,000
InvestmentCompanyPortfolioTurnover	951.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$96,485
# of Portfolio Holdings	746
Portfolio Turnover Rate	951%
Total Net Advisory Fees Paid During the Reporting Period	$233
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	63.2%
Corporate Bonds & Notes	23.2%
U.S. Treasury Obligations	11.6%
Sovereign Issues	10.1%
Asset-Backed Securities	8.9%
Non-Agency Mortgage-Backed Securities	1.5%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	24.0%
Affiliated Investments	17.8%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(60.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000073754
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Opportunities Fund
Class Name	I-2
Trading Symbol	PUTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the curve and rose across the long end of the curve.

  Long exposure to the Turkish lira contributed to performance, as interest rate differentials generated positive returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to Australian duration detracted from performance, as interest rates rose across the intermediate and long end of the Australian yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,002,534	$996,412	$1,000,855
5/31/15	$1,004,222	$994,012	$1,001,654
6/30/15	$1,003,071	$983,174	$1,001,367
7/31/15	$1,003,838	$990,008	$1,001,988
8/31/15	$989,246	$988,586	$1,001,378
9/30/15	$969,960	$995,273	$1,004,343
10/31/15	$980,375	$995,439	$1,003,996
11/30/15	$987,934	$992,809	$1,002,110
12/31/15	$995,078	$989,601	$1,000,748
1/31/16	$978,112	$1,003,219	$1,005,954
2/29/16	$967,270	$1,010,335	$1,006,904
3/31/16	$989,406	$1,019,605	$1,010,496
4/30/16	$1,003,381	$1,023,519	$1,011,926
5/31/16	$1,007,438	$1,023,781	$1,011,278
6/30/16	$999,446	$1,042,177	$1,017,346
7/31/16	$1,008,345	$1,048,765	$1,017,525
8/31/16	$1,013,380	$1,047,566	$1,016,481
9/30/16	$1,027,602	$1,046,952	$1,017,661
10/31/16	$1,034,802	$1,038,944	$1,017,342
11/30/16	$1,019,909	$1,014,369	$1,013,225
12/31/16	$1,038,456	$1,015,800	$1,013,832
1/31/17	$1,053,667	$1,017,793	$1,015,733
2/28/17	$1,064,817	$1,024,634	$1,017,371
3/31/17	$1,072,214	$1,024,097	$1,017,981
4/30/17	$1,082,569	$1,032,000	$1,019,863
5/31/17	$1,089,122	$1,039,943	$1,021,610
6/30/17	$1,092,901	$1,038,896	$1,021,187
7/31/17	$1,098,306	$1,043,367	$1,023,829
8/31/17	$1,105,922	$1,052,726	$1,025,915
9/30/17	$1,111,654	$1,047,712	$1,024,667
10/31/17	$1,113,119	$1,048,319	$1,024,431
11/30/17	$1,118,937	$1,046,973	$1,022,271
12/31/17	$1,118,951	$1,051,778	$1,022,600
1/31/18	$1,129,500	$1,039,665	$1,019,853
2/28/18	$1,134,556	$1,029,809	$1,018,886
3/31/18	$1,137,708	$1,036,414	$1,020,509
4/30/18	$1,140,544	$1,028,705	$1,019,458
5/31/18	$1,145,188	$1,036,047	$1,023,295
6/30/18	$1,146,682	$1,034,773	$1,023,417
7/31/18	$1,152,202	$1,035,019	$1,023,992
8/31/18	$1,152,301	$1,041,679	$1,027,606
9/30/18	$1,151,922	$1,034,971	$1,026,878
10/31/18	$1,155,393	$1,026,792	$1,027,964
11/30/18	$1,154,719	$1,032,921	$1,030,984
12/31/18	$1,157,673	$1,051,898	$1,038,997
1/31/19	$1,170,352	$1,063,068	$1,043,120
2/28/19	$1,175,836	$1,062,452	$1,044,754
3/31/19	$1,180,931	$1,082,853	$1,051,634
4/30/19	$1,188,419	$1,083,130	$1,053,996
5/31/19	$1,190,714	$1,102,358	$1,061,396
6/30/19	$1,195,835	$1,116,201	$1,067,264
7/31/19	$1,195,454	$1,118,657	$1,066,905
8/31/19	$1,184,956	$1,147,643	$1,075,278
9/30/19	$1,186,501	$1,141,531	$1,074,794
10/31/19	$1,195,910	$1,144,969	$1,078,449
11/30/19	$1,202,033	$1,144,386	$1,078,453
12/31/19	$1,216,833	$1,143,588	$1,080,946
1/31/20	$1,215,967	$1,165,596	$1,087,040
2/29/20	$1,214,917	$1,186,575	$1,095,891
3/31/20	$1,170,108	$1,179,592	$1,100,292
4/30/20	$1,189,906	$1,200,561	$1,106,313
5/31/20	$1,206,648	$1,206,151	$1,108,409
6/30/20	$1,222,669	$1,213,749	$1,109,966
7/31/20	$1,230,783	$1,231,878	$1,111,633
8/31/20	$1,237,739	$1,221,935	$1,111,808
9/30/20	$1,240,175	$1,221,265	$1,111,731
10/31/20	$1,246,171	$1,215,812	$1,111,688
11/30/20	$1,258,992	$1,227,742	$1,112,783
12/31/20	$1,268,136	$1,229,433	$1,114,233
1/31/21	$1,271,540	$1,220,618	$1,114,669
2/28/21	$1,272,787	$1,202,992	$1,113,964
3/31/21	$1,270,591	$1,187,971	$1,113,399
4/30/21	$1,274,213	$1,197,356	$1,114,297
5/31/21	$1,277,655	$1,201,268	$1,115,631
6/30/21	$1,275,345	$1,209,708	$1,113,963
7/31/21	$1,278,675	$1,223,233	$1,115,894
8/31/21	$1,278,414	$1,220,905	$1,115,905
9/30/21	$1,275,953	$1,210,334	$1,114,974
10/31/21	$1,265,361	$1,210,000	$1,111,338
11/30/21	$1,267,506	$1,213,580	$1,110,411
12/31/21	$1,272,266	$1,210,475	$1,108,735
1/31/22	$1,264,880	$1,184,396	$1,100,794
2/28/22	$1,255,352	$1,171,183	$1,095,868
3/31/22	$1,233,031	$1,138,645	$1,080,973
4/30/22	$1,211,956	$1,095,436	$1,074,960
5/31/22	$1,216,708	$1,102,499	$1,081,559
6/30/22	$1,197,097	$1,085,203	$1,074,084
7/31/22	$1,217,720	$1,111,719	$1,079,801
8/31/22	$1,196,509	$1,080,306	$1,071,140
9/30/22	$1,171,857	$1,033,630	$1,057,965
10/31/22	$1,173,140	$1,020,242	$1,056,598
11/30/22	$1,190,811	$1,057,762	$1,065,346
12/31/22	$1,194,223	$1,052,991	$1,067,450
1/31/23	$1,213,112	$1,085,385	$1,076,152
2/28/23	$1,204,332	$1,057,322	$1,068,116
3/31/23	$1,213,805	$1,084,180	$1,083,589
4/30/23	$1,218,349	$1,090,751	$1,087,306
5/31/23	$1,217,597	$1,078,874	$1,084,028
6/30/23	$1,220,401	$1,075,027	$1,079,682
7/31/23	$1,231,191	$1,074,277	$1,084,292
8/31/23	$1,233,699	$1,067,415	$1,088,287
9/30/23	$1,226,386	$1,040,290	$1,087,632
10/31/23	$1,220,027	$1,023,873	$1,091,116
11/30/23	$1,254,203	$1,070,241	$1,103,805
12/31/23	$1,276,219	$1,111,209	$1,117,074
1/31/24	$1,282,579	$1,108,157	$1,121,506
2/29/24	$1,282,698	$1,092,501	$1,117,611
3/31/24	$1,291,025	$1,102,589	$1,122,153
4/30/24	$1,289,657	$1,074,739	$1,118,352
5/31/24	$1,302,371	$1,092,959	$1,126,508
6/30/24	$1,306,915	$1,103,307	$1,132,808
7/31/24	$1,323,039	$1,129,077	$1,146,247
8/31/24	$1,328,055	$1,145,301	$1,156,696
9/30/24	$1,342,563	$1,160,636	$1,166,291
10/31/24	$1,336,792	$1,131,854	$1,159,585
11/30/24	$1,352,082	$1,143,821	$1,163,511
12/31/24	$1,355,677	$1,125,101	$1,166,085
1/31/25	$1,369,516	$1,131,070	$1,171,389
2/28/25	$1,378,929	$1,155,956	$1,179,676
3/31/25	$1,385,111	$1,156,391	$1,185,090

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	7.29%	3.43%	3.31%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate 1-3 Years Index	5.61%	1.50%	1.71%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 96,485,000
Holdings Count | Holding	746
Advisory Fees Paid, Amount	$ 233,000
InvestmentCompanyPortfolioTurnover	951.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$96,485
# of Portfolio Holdings	746
Portfolio Turnover Rate	951%
Total Net Advisory Fees Paid During the Reporting Period	$233
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	63.2%
Corporate Bonds & Notes	23.2%
U.S. Treasury Obligations	11.6%
Sovereign Issues	10.1%
Asset-Backed Securities	8.9%
Non-Agency Mortgage-Backed Securities	1.5%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	24.0%
Affiliated Investments	17.8%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(60.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026586
Shareholder Report [Line Items]
Fund Name	PIMCO Moderate Duration Fund
Class Name	Institutional Class
Trading Symbol	PMDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Moderate Duration Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance versus the Bloomberg U.S. Aggregate Index ("Index"), as the curve steepened.

  Long exposure to securitized credit, primarily non-agency residential mortgage-backed securities ("MBS") and commercial MBS, contributed to relative performance versus the Index, as spreads tightened.

  Long exposure to the Turkish lira contributed to relative performance versus the Index, due to the cash rate differential versus the U.S. dollar.

  Modestly long exposure to duration in Brazil from March through October 2024 detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in the U.K. detracted from relative performance versus the Index, as yields rose at the long end of the curve.

  Long exposure to the U.S. dollar detracted from relative performance versus the Index, as the currency depreciated against those of major trading partners.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Intermediate Government/Credit Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$996,887	$996,412	$999,643
5/31/15	$996,819	$994,012	$999,741
6/30/15	$990,730	$983,174	$993,771
7/31/15	$999,705	$990,008	$997,331
8/31/15	$992,723	$988,586	$996,490
9/30/15	$989,260	$995,273	$1,003,206
10/31/15	$995,259	$995,439	$1,002,171
11/30/15	$993,165	$992,809	$999,613
12/31/15	$989,908	$989,601	$996,276
1/31/16	$997,095	$1,003,219	$1,008,466
2/29/16	$991,509	$1,010,335	$1,013,376
3/31/16	$1,005,399	$1,019,605	$1,020,643
4/30/16	$1,009,089	$1,023,519	$1,023,353
5/31/16	$1,010,342	$1,023,781	$1,022,178
6/30/16	$1,019,468	$1,042,177	$1,036,822
7/31/16	$1,026,467	$1,048,765	$1,039,759
8/31/16	$1,023,293	$1,047,566	$1,037,090
9/30/16	$1,027,552	$1,046,952	$1,038,475
10/31/16	$1,025,903	$1,038,944	$1,034,186
11/30/16	$1,007,606	$1,014,369	$1,016,294
12/31/16	$1,013,341	$1,015,800	$1,017,011
1/31/17	$1,020,496	$1,017,793	$1,019,759
2/28/17	$1,025,964	$1,024,634	$1,024,495
3/31/17	$1,027,847	$1,024,097	$1,024,958
4/30/17	$1,033,428	$1,032,000	$1,031,335
5/31/17	$1,038,124	$1,039,943	$1,036,481
6/30/17	$1,038,714	$1,038,896	$1,034,617
7/31/17	$1,045,120	$1,043,367	$1,039,405
8/31/17	$1,052,720	$1,052,726	$1,045,557
9/30/17	$1,051,198	$1,047,712	$1,040,840
10/31/17	$1,048,580	$1,048,319	$1,040,754
11/30/17	$1,044,057	$1,046,973	$1,037,558
12/31/17	$1,046,540	$1,051,778	$1,038,748
1/31/18	$1,039,711	$1,039,665	$1,029,606
2/28/18	$1,037,136	$1,029,809	$1,024,873
3/31/18	$1,039,967	$1,036,414	$1,028,559
4/30/18	$1,032,628	$1,028,705	$1,023,186
5/31/18	$1,035,807	$1,036,047	$1,029,299
6/30/18	$1,035,059	$1,034,773	$1,028,623
7/31/18	$1,038,193	$1,035,019	$1,028,892
8/31/18	$1,041,623	$1,041,679	$1,034,980
9/30/18	$1,038,274	$1,034,971	$1,030,820
10/31/18	$1,041,456	$1,026,792	$1,029,404
11/30/18	$1,044,105	$1,032,921	$1,034,050
12/31/18	$1,052,371	$1,051,898	$1,047,869
1/31/19	$1,063,286	$1,063,068	$1,056,962
2/28/19	$1,065,764	$1,062,452	$1,057,869
3/31/19	$1,075,799	$1,082,853	$1,072,185
4/30/19	$1,079,314	$1,083,130	$1,074,247
5/31/19	$1,093,876	$1,102,358	$1,088,267
6/30/19	$1,104,189	$1,116,201	$1,099,926
7/31/19	$1,101,694	$1,118,657	$1,099,551
8/31/19	$1,122,367	$1,147,643	$1,119,046
9/30/19	$1,119,395	$1,141,531	$1,114,989
10/31/19	$1,123,755	$1,144,969	$1,119,410
11/30/19	$1,118,736	$1,144,386	$1,117,739
12/31/19	$1,119,322	$1,143,588	$1,119,143
1/31/20	$1,138,768	$1,165,596	$1,135,029
2/29/20	$1,150,499	$1,186,575	$1,151,050
3/31/20	$1,141,927	$1,179,592	$1,146,003
4/30/20	$1,160,477	$1,200,561	$1,162,137
5/31/20	$1,175,469	$1,206,151	$1,170,974
6/30/20	$1,186,101	$1,213,749	$1,178,196
7/31/20	$1,194,602	$1,231,878	$1,186,992
8/31/20	$1,199,452	$1,221,935	$1,185,587
9/30/20	$1,198,847	$1,221,265	$1,185,440
10/31/20	$1,197,297	$1,215,812	$1,182,841
11/30/20	$1,205,317	$1,227,742	$1,188,704
12/31/20	$1,208,477	$1,229,433	$1,191,150
1/31/21	$1,207,553	$1,220,618	$1,187,845
2/28/21	$1,199,690	$1,202,992	$1,178,138
3/31/21	$1,189,579	$1,187,971	$1,168,991
4/30/21	$1,196,819	$1,197,356	$1,174,782
5/31/21	$1,200,196	$1,201,268	$1,179,498
6/30/21	$1,201,319	$1,209,708	$1,180,459
7/31/21	$1,209,438	$1,223,233	$1,189,494
8/31/21	$1,207,126	$1,220,905	$1,187,564
9/30/21	$1,201,529	$1,210,334	$1,180,736
10/31/21	$1,193,793	$1,210,000	$1,174,144
11/30/21	$1,192,925	$1,213,580	$1,175,504
12/31/21	$1,193,254	$1,210,475	$1,173,993
1/31/22	$1,178,550	$1,184,396	$1,156,770
2/28/22	$1,171,804	$1,171,183	$1,149,180
3/31/22	$1,137,316	$1,138,645	$1,121,057
4/30/22	$1,115,619	$1,095,436	$1,098,646
5/31/22	$1,124,111	$1,102,499	$1,106,824
6/30/22	$1,107,380	$1,085,203	$1,094,517
7/31/22	$1,123,332	$1,111,719	$1,112,387
8/31/22	$1,104,598	$1,080,306	$1,090,142
9/30/22	$1,074,453	$1,033,630	$1,060,997
10/31/22	$1,065,351	$1,020,242	$1,056,328
11/30/22	$1,089,306	$1,057,762	$1,079,266
12/31/22	$1,089,506	$1,052,991	$1,077,317
1/31/23	$1,112,676	$1,085,385	$1,097,419
2/28/23	$1,094,300	$1,057,322	$1,077,707
3/31/23	$1,114,038	$1,084,180	$1,102,441
4/30/23	$1,121,297	$1,090,751	$1,109,170
5/31/23	$1,113,316	$1,078,874	$1,100,959
6/30/23	$1,105,474	$1,075,027	$1,093,475
7/31/23	$1,111,695	$1,074,277	$1,096,339
8/31/23	$1,112,138	$1,067,415	$1,096,181
9/30/23	$1,100,248	$1,040,290	$1,084,371
10/31/23	$1,094,380	$1,023,873	$1,079,349
11/30/23	$1,125,755	$1,070,241	$1,108,116
12/31/23	$1,153,474	$1,111,209	$1,133,808
1/31/24	$1,157,482	$1,108,157	$1,136,176
2/29/24	$1,147,678	$1,092,501	$1,124,887
3/31/24	$1,156,059	$1,102,589	$1,132,105
4/30/24	$1,138,797	$1,074,739	$1,116,831
5/31/24	$1,154,981	$1,092,959	$1,130,303
6/30/24	$1,162,731	$1,103,307	$1,139,317
7/31/24	$1,186,173	$1,129,077	$1,160,731
8/31/24	$1,198,265	$1,145,301	$1,174,091
9/30/24	$1,212,358	$1,160,636	$1,186,826
10/31/24	$1,190,829	$1,131,854	$1,167,837
11/30/24	$1,201,673	$1,143,821	$1,175,116
12/31/24	$1,195,220	$1,125,101	$1,167,822
1/31/25	$1,203,697	$1,131,070	$1,174,483
2/28/25	$1,223,401	$1,155,956	$1,190,852
3/31/25	$1,231,855	$1,156,391	$1,196,107

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.56%	1.53%	2.11%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Intermediate Government/Credit Index	5.65%	0.86%	1.81%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,663,113,000
Holdings Count | Holding	1,277
Advisory Fees Paid, Amount	$ 3,858,000
InvestmentCompanyPortfolioTurnover	272.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,663,113
# of Portfolio Holdings	1,277
Portfolio Turnover Rate	272%
Total Net Advisory Fees Paid During the Reporting Period	$3,858
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	54.7%
U.S. Government Agencies	18.7%
Corporate Bonds & Notes	12.0%
Asset-Backed Securities	9.7%
Sovereign Issues	8.9%
Non-Agency Mortgage-Backed Securities	4.2%
Loan Participations and Assignments	0.4%
Short-Term Instruments	4.4%
Affiliated Investments	3.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(15.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.42% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.42% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000085176
Shareholder Report [Line Items]
Fund Name	PIMCO Moderate Duration Fund
Class Name	I-2
Trading Symbol	PMOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Moderate Duration Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance versus the Bloomberg U.S. Aggregate Index ("Index"), as the curve steepened.

  Long exposure to securitized credit, primarily non-agency residential mortgage-backed securities ("MBS") and commercial MBS, contributed to relative performance versus the Index, as spreads tightened.

  Long exposure to the Turkish lira contributed to relative performance versus the Index, due to the cash rate differential versus the U.S. dollar.

  Modestly long exposure to duration in Brazil from March through October 2024 detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in the U.K. detracted from relative performance versus the Index, as yields rose at the long end of the curve.

  Long exposure to the U.S. dollar detracted from relative performance versus the Index, as the currency depreciated against those of major trading partners.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Intermediate Government/Credit Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$996,805	$996,412	$999,643
5/31/15	$996,653	$994,012	$999,741
6/30/15	$990,486	$983,174	$993,771
7/31/15	$999,369	$990,008	$997,331
8/31/15	$992,311	$988,586	$996,490
9/30/15	$988,769	$995,273	$1,003,206
10/31/15	$994,678	$995,439	$1,002,171
11/30/15	$992,492	$992,809	$999,613
12/31/15	$989,146	$989,601	$996,276
1/31/16	$996,267	$1,003,219	$1,008,466
2/29/16	$990,607	$1,010,335	$1,013,376
3/31/16	$1,004,400	$1,019,605	$1,020,643
4/30/16	$1,008,001	$1,023,519	$1,023,353
5/31/16	$1,009,170	$1,023,781	$1,022,178
6/30/16	$1,018,203	$1,042,177	$1,036,822
7/31/16	$1,025,106	$1,048,765	$1,039,759
8/31/16	$1,021,849	$1,047,566	$1,037,090
9/30/16	$1,026,013	$1,046,952	$1,038,475
10/31/16	$1,024,285	$1,038,944	$1,034,186
11/30/16	$1,005,933	$1,014,369	$1,016,294
12/31/16	$1,011,568	$1,015,800	$1,017,011
1/31/17	$1,018,629	$1,017,793	$1,019,759
2/28/17	$1,024,009	$1,024,634	$1,024,495
3/31/17	$1,025,797	$1,024,097	$1,024,958
4/30/17	$1,031,287	$1,032,000	$1,031,335
5/31/17	$1,035,886	$1,039,943	$1,036,481
6/30/17	$1,036,382	$1,038,896	$1,034,617
7/31/17	$1,042,692	$1,043,367	$1,039,405
8/31/17	$1,050,186	$1,052,726	$1,045,557
9/30/17	$1,048,578	$1,047,712	$1,040,840
10/31/17	$1,045,880	$1,048,319	$1,040,754
11/30/17	$1,041,282	$1,046,973	$1,037,558
12/31/17	$1,043,668	$1,051,778	$1,038,748
1/31/18	$1,036,772	$1,039,665	$1,029,606
2/28/18	$1,034,125	$1,029,809	$1,024,873
3/31/18	$1,036,857	$1,036,414	$1,028,559
4/30/18	$1,029,458	$1,028,705	$1,023,186
5/31/18	$1,032,541	$1,036,047	$1,029,299
6/30/18	$1,031,707	$1,034,773	$1,028,623
7/31/18	$1,034,747	$1,035,019	$1,028,892
8/31/18	$1,038,069	$1,041,679	$1,034,980
9/30/18	$1,034,655	$1,034,971	$1,030,820
10/31/18	$1,037,738	$1,026,792	$1,029,404
11/30/18	$1,040,260	$1,032,921	$1,034,050
12/31/18	$1,048,437	$1,051,898	$1,047,869
1/31/19	$1,059,226	$1,063,068	$1,056,962
2/28/19	$1,061,612	$1,062,452	$1,057,869
3/31/19	$1,071,519	$1,082,853	$1,072,185
4/30/19	$1,074,931	$1,083,130	$1,074,247
5/31/19	$1,089,341	$1,102,358	$1,088,267
6/30/19	$1,099,527	$1,116,201	$1,099,926
7/31/19	$1,096,950	$1,118,657	$1,099,551
8/31/19	$1,117,434	$1,147,643	$1,119,046
9/30/19	$1,114,390	$1,141,531	$1,114,989
10/31/19	$1,118,638	$1,144,969	$1,119,410
11/30/19	$1,113,548	$1,144,386	$1,117,739
12/31/19	$1,114,022	$1,143,588	$1,119,143
1/31/20	$1,133,275	$1,165,596	$1,135,029
2/29/20	$1,144,864	$1,186,575	$1,151,050
3/31/20	$1,136,243	$1,179,592	$1,146,003
4/30/20	$1,154,606	$1,200,561	$1,162,137
5/31/20	$1,169,436	$1,206,151	$1,170,974
6/30/20	$1,179,918	$1,213,749	$1,178,196
7/31/20	$1,188,267	$1,231,878	$1,186,992
8/31/20	$1,192,989	$1,221,935	$1,185,587
9/30/20	$1,192,289	$1,221,265	$1,185,440
10/31/20	$1,190,644	$1,215,812	$1,182,841
11/30/20	$1,198,526	$1,227,742	$1,188,704
12/31/20	$1,201,556	$1,229,433	$1,191,150
1/31/21	$1,200,544	$1,220,618	$1,187,845
2/28/21	$1,192,628	$1,202,992	$1,178,138
3/31/21	$1,182,478	$1,187,971	$1,168,991
4/30/21	$1,189,570	$1,197,356	$1,174,782
5/31/21	$1,192,834	$1,201,268	$1,179,498
6/30/21	$1,193,851	$1,209,708	$1,180,459
7/31/21	$1,201,815	$1,223,233	$1,189,494
8/31/21	$1,199,418	$1,220,905	$1,187,564
9/30/21	$1,193,766	$1,210,334	$1,180,736
10/31/21	$1,185,977	$1,210,000	$1,174,144
11/30/21	$1,185,017	$1,213,580	$1,175,504
12/31/21	$1,185,237	$1,210,475	$1,173,993
1/31/22	$1,170,539	$1,184,396	$1,156,770
2/28/22	$1,163,750	$1,171,183	$1,149,180
3/31/22	$1,129,402	$1,138,645	$1,121,057
4/30/22	$1,107,759	$1,095,436	$1,098,646
5/31/22	$1,116,100	$1,102,499	$1,106,824
6/30/22	$1,099,398	$1,085,203	$1,094,517
7/31/22	$1,115,141	$1,111,719	$1,112,387
8/31/22	$1,096,450	$1,080,306	$1,090,142
9/30/22	$1,066,433	$1,033,630	$1,060,997
10/31/22	$1,057,317	$1,020,242	$1,056,328
11/30/22	$1,081,009	$1,057,762	$1,079,266
12/31/22	$1,081,112	$1,052,991	$1,077,317
1/31/23	$1,104,018	$1,085,385	$1,097,419
2/28/23	$1,085,702	$1,057,322	$1,077,707
3/31/23	$1,105,187	$1,084,180	$1,102,441
4/30/23	$1,112,304	$1,090,751	$1,109,170
5/31/23	$1,104,292	$1,078,874	$1,100,959
6/30/23	$1,096,418	$1,075,027	$1,093,475
7/31/23	$1,102,499	$1,074,277	$1,096,339
8/31/23	$1,102,845	$1,067,415	$1,096,181
9/30/23	$1,090,962	$1,040,290	$1,084,371
10/31/23	$1,085,055	$1,023,873	$1,079,349
11/30/23	$1,116,072	$1,070,241	$1,108,116
12/31/23	$1,143,454	$1,111,209	$1,133,808
1/31/24	$1,147,333	$1,108,157	$1,136,176
2/29/24	$1,137,524	$1,092,501	$1,124,887
3/31/24	$1,145,736	$1,102,589	$1,132,105
4/30/24	$1,128,536	$1,074,739	$1,116,831
5/31/24	$1,144,471	$1,092,959	$1,130,303
6/30/24	$1,152,062	$1,103,307	$1,139,317
7/31/24	$1,175,190	$1,129,077	$1,160,731
8/31/24	$1,187,063	$1,145,301	$1,174,091
9/30/24	$1,200,932	$1,160,636	$1,186,826
10/31/24	$1,179,506	$1,131,854	$1,167,837
11/30/24	$1,190,155	$1,143,821	$1,175,116
12/31/24	$1,183,664	$1,125,101	$1,167,822
1/31/25	$1,191,957	$1,131,070	$1,174,483
2/28/25	$1,211,377	$1,155,956	$1,190,852
3/31/25	$1,219,653	$1,156,391	$1,196,107

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	6.45%	1.43%	2.01%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Intermediate Government/Credit Index	5.65%	0.86%	1.81%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,663,113,000
Holdings Count | Holding	1,277
Advisory Fees Paid, Amount	$ 3,858,000
InvestmentCompanyPortfolioTurnover	272.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,663,113
# of Portfolio Holdings	1,277
Portfolio Turnover Rate	272%
Total Net Advisory Fees Paid During the Reporting Period	$3,858
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	54.7%
U.S. Government Agencies	18.7%
Corporate Bonds & Notes	12.0%
Asset-Backed Securities	9.7%
Sovereign Issues	8.9%
Non-Agency Mortgage-Backed Securities	4.2%
Loan Participations and Assignments	0.4%
Short-Term Instruments	4.4%
Affiliated Investments	3.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(15.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.32% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.32% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000118565
Shareholder Report [Line Items]
Fund Name	PIMCO Mortgage Opportunities and Bond Fund
Class Name	Class A
Trading Symbol	PMZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$215	2.08%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	2.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to non-agency residential mortgage-backed securities ("MBS") contributed to performance, as securities posted positive returns.

  Positive duration exposure contributed to performance, as rates decreased.

  Exposure to non-agency commercial MBS contributed to performance, as spreads tightened.

  Exposure to agency MBS contributed to performance, as the sector posted positive returns.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$9,629	$10,000	$10,000
4/30/15	$9,668	$9,964	$10,002
5/31/15	$9,692	$9,940	$10,005
6/30/15	$9,680	$9,832	$10,007
7/31/15	$9,713	$9,900	$10,009
8/31/15	$9,700	$9,886	$10,012
9/30/15	$9,723	$9,953	$10,014
10/31/15	$9,739	$9,954	$10,017
11/30/15	$9,743	$9,928	$10,019
12/31/15	$9,729	$9,896	$10,022
1/31/16	$9,742	$10,032	$10,027
2/29/16	$9,710	$10,103	$10,032
3/31/16	$9,805	$10,196	$10,037
4/30/16	$9,883	$10,235	$10,043
5/31/16	$9,897	$10,238	$10,048
6/30/16	$9,992	$10,422	$10,053
7/31/16	$10,079	$10,488	$10,058
8/31/16	$10,077	$10,476	$10,064
9/30/16	$10,156	$10,470	$10,069
10/31/16	$10,197	$10,389	$10,076
11/30/16	$10,112	$10,144	$10,083
12/31/16	$10,167	$10,158	$10,090
1/31/17	$10,237	$10,178	$10,099
2/28/17	$10,288	$10,246	$10,107
3/31/17	$10,314	$10,241	$10,115
4/30/17	$10,374	$10,320	$10,125
5/31/17	$10,474	$10,399	$10,135
6/30/17	$10,491	$10,389	$10,144
7/31/17	$10,542	$10,434	$10,155
8/31/17	$10,643	$10,527	$10,166
9/30/17	$10,649	$10,477	$10,177
10/31/17	$10,674	$10,483	$10,189
11/30/17	$10,670	$10,470	$10,200
12/31/17	$10,684	$10,518	$10,211
1/31/18	$10,651	$10,397	$10,226
2/28/18	$10,645	$10,298	$10,240
3/31/18	$10,701	$10,364	$10,255
4/30/18	$10,687	$10,287	$10,274
5/31/18	$10,742	$10,360	$10,294
6/30/18	$10,748	$10,348	$10,314
7/31/18	$10,763	$10,350	$10,334
8/31/18	$10,802	$10,417	$10,354
9/30/18	$10,805	$10,350	$10,374
10/31/18	$10,811	$10,268	$10,395
11/30/18	$10,829	$10,329	$10,415
12/31/18	$10,806	$10,519	$10,436
1/31/19	$10,862	$10,631	$10,460
2/28/19	$10,886	$10,625	$10,485
3/31/19	$10,964	$10,829	$10,509
4/30/19	$11,000	$10,831	$10,532
5/31/19	$11,038	$11,024	$10,555
6/30/19	$11,093	$11,162	$10,578
7/31/19	$11,141	$11,187	$10,598
8/31/19	$11,169	$11,476	$10,619
9/30/19	$11,214	$11,415	$10,639
10/31/19	$11,283	$11,450	$10,658
11/30/19	$11,269	$11,444	$10,677
12/31/19	$11,306	$11,436	$10,696
1/31/20	$11,387	$11,656	$10,713
2/29/20	$11,443	$11,866	$10,730
3/31/20	$10,894	$11,796	$10,748
4/30/20	$11,131	$12,006	$10,761
5/31/20	$11,275	$12,062	$10,774
6/30/20	$11,418	$12,137	$10,787
7/31/20	$11,511	$12,319	$10,789
8/31/20	$11,633	$12,219	$10,792
9/30/20	$11,661	$12,213	$10,795
10/31/20	$11,690	$12,158	$10,797
11/30/20	$11,780	$12,277	$10,799
12/31/20	$11,874	$12,294	$10,801
1/31/21	$11,933	$12,206	$10,803
2/28/21	$11,948	$12,030	$10,805
3/31/21	$11,912	$11,880	$10,808
4/30/21	$11,974	$11,974	$10,810
5/31/21	$11,969	$12,013	$10,811
6/30/21	$12,008	$12,097	$10,813
7/31/21	$12,082	$12,232	$10,815
8/31/21	$12,077	$12,209	$10,816
9/30/21	$12,061	$12,103	$10,817
10/31/21	$12,057	$12,100	$10,818
11/30/21	$12,064	$12,136	$10,820
12/31/21	$12,071	$12,105	$10,821
1/31/22	$12,032	$11,844	$10,823
2/28/22	$11,984	$11,712	$10,825
3/31/22	$11,816	$11,386	$10,827
4/30/22	$11,580	$10,954	$10,836
5/31/22	$11,544	$11,025	$10,845
6/30/22	$11,311	$10,852	$10,854
7/31/22	$11,476	$11,117	$10,869
8/31/22	$11,401	$10,803	$10,890
9/30/22	$11,087	$10,336	$10,912
10/31/22	$10,982	$10,202	$10,941
11/30/22	$11,144	$10,578	$10,975
12/31/22	$11,199	$10,530	$11,013
1/31/23	$11,422	$10,854	$11,054
2/28/23	$11,358	$10,573	$11,093
3/31/23	$11,399	$10,842	$11,137
4/30/23	$11,449	$10,908	$11,182
5/31/23	$11,463	$10,789	$11,230
6/30/23	$11,528	$10,750	$11,278
7/31/23	$11,575	$10,743	$11,327
8/31/23	$11,577	$10,674	$11,379
9/30/23	$11,462	$10,403	$11,429
10/31/23	$11,293	$10,239	$11,482
11/30/23	$11,659	$10,702	$11,533
12/31/23	$11,928	$11,112	$11,586
1/31/24	$11,973	$11,082	$11,639
2/29/24	$11,976	$10,925	$11,689
3/31/24	$12,099	$11,026	$11,742
4/30/24	$11,945	$10,747	$11,795
5/31/24	$12,128	$10,930	$11,849
6/30/24	$12,210	$11,033	$11,898
7/31/24	$12,443	$11,291	$11,956
8/31/24	$12,578	$11,453	$12,011
9/30/24	$12,676	$11,606	$12,063
10/31/24	$12,469	$11,319	$12,114
11/30/24	$12,595	$11,438	$12,161
12/31/24	$12,557	$11,251	$12,208
1/31/25	$12,657	$11,311	$12,254
2/28/25	$12,868	$11,560	$12,295
3/31/25	$12,911	$11,564	$12,341

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	6.71%	3.46%	2.98%
Class A (including sales charge)	2.66%	2.68%	2.59%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 11,651,628,000
Holdings Count | Holding	3,317
Advisory Fees Paid, Amount	$ 36,437,000
InvestmentCompanyPortfolioTurnover	1120.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,651,628
# of Portfolio Holdings	3,317
Portfolio Turnover Rate	1,120%
Total Net Advisory Fees Paid During the Reporting Period	$36,437
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	150.8%
Asset-Backed Securities	31.0%
Non-Agency Mortgage-Backed Securities	30.8%
U.S. Treasury Obligations	0.2%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	1.0%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(115.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.46% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.46% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000118566
Shareholder Report [Line Items]
Fund Name	PIMCO Mortgage Opportunities and Bond Fund
Class Name	Class C
Trading Symbol	PMZCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$291	2.83%

Expenses Paid, Amount	$ 291
Expense Ratio, Percent	2.83%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to non-agency residential mortgage-backed securities ("MBS") contributed to performance, as securities posted positive returns.

  Positive duration exposure contributed to performance, as rates decreased.

  Exposure to non-agency commercial MBS contributed to performance, as spreads tightened.

  Exposure to agency MBS contributed to performance, as the sector posted positive returns.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,035	$9,964	$10,002
5/31/15	$10,053	$9,940	$10,005
6/30/15	$10,034	$9,832	$10,007
7/31/15	$10,062	$9,900	$10,009
8/31/15	$10,043	$9,886	$10,012
9/30/15	$10,060	$9,953	$10,014
10/31/15	$10,070	$9,954	$10,017
11/30/15	$10,069	$9,928	$10,019
12/31/15	$10,047	$9,896	$10,022
1/31/16	$10,054	$10,032	$10,027
2/29/16	$10,015	$10,103	$10,032
3/31/16	$10,107	$10,196	$10,037
4/30/16	$10,180	$10,235	$10,043
5/31/16	$10,188	$10,238	$10,048
6/30/16	$10,280	$10,422	$10,053
7/31/16	$10,364	$10,488	$10,058
8/31/16	$10,354	$10,476	$10,064
9/30/16	$10,429	$10,470	$10,069
10/31/16	$10,465	$10,389	$10,076
11/30/16	$10,371	$10,144	$10,083
12/31/16	$10,421	$10,158	$10,090
1/31/17	$10,486	$10,178	$10,099
2/28/17	$10,532	$10,246	$10,107
3/31/17	$10,552	$10,241	$10,115
4/30/17	$10,607	$10,320	$10,125
5/31/17	$10,703	$10,399	$10,135
6/30/17	$10,713	$10,389	$10,144
7/31/17	$10,759	$10,434	$10,155
8/31/17	$10,856	$10,527	$10,166
9/30/17	$10,855	$10,477	$10,177
10/31/17	$10,873	$10,483	$10,189
11/30/17	$10,863	$10,470	$10,200
12/31/17	$10,870	$10,518	$10,211
1/31/18	$10,830	$10,397	$10,226
2/28/18	$10,818	$10,298	$10,240
3/31/18	$10,867	$10,364	$10,255
4/30/18	$10,846	$10,287	$10,274
5/31/18	$10,895	$10,360	$10,294
6/30/18	$10,895	$10,348	$10,314
7/31/18	$10,903	$10,350	$10,334
8/31/18	$10,935	$10,417	$10,354
9/30/18	$10,932	$10,350	$10,374
10/31/18	$10,931	$10,268	$10,395
11/30/18	$10,942	$10,329	$10,415
12/31/18	$10,912	$10,519	$10,436
1/31/19	$10,962	$10,631	$10,460
2/28/19	$10,980	$10,625	$10,485
3/31/19	$11,051	$10,829	$10,509
4/30/19	$11,080	$10,831	$10,532
5/31/19	$11,111	$11,024	$10,555
6/30/19	$11,160	$11,162	$10,578
7/31/19	$11,201	$11,187	$10,598
8/31/19	$11,222	$11,476	$10,619
9/30/19	$11,261	$11,415	$10,639
10/31/19	$11,322	$11,450	$10,658
11/30/19	$11,301	$11,444	$10,677
12/31/19	$11,331	$11,436	$10,696
1/31/20	$11,404	$11,656	$10,713
2/29/20	$11,454	$11,866	$10,730
3/31/20	$10,897	$11,796	$10,748
4/30/20	$11,127	$12,006	$10,761
5/31/20	$11,264	$12,062	$10,774
6/30/20	$11,400	$12,137	$10,787
7/31/20	$11,485	$12,319	$10,789
8/31/20	$11,600	$12,219	$10,792
9/30/20	$11,620	$12,213	$10,795
10/31/20	$11,641	$12,158	$10,797
11/30/20	$11,725	$12,277	$10,799
12/31/20	$11,810	$12,294	$10,801
1/31/21	$11,861	$12,206	$10,803
2/28/21	$11,870	$12,030	$10,805
3/31/21	$11,826	$11,880	$10,808
4/30/21	$11,880	$11,974	$10,810
5/31/21	$11,868	$12,013	$10,811
6/30/21	$11,899	$12,097	$10,813
7/31/21	$11,964	$12,232	$10,815
8/31/21	$11,952	$12,209	$10,816
9/30/21	$11,929	$12,103	$10,817
10/31/21	$11,918	$12,100	$10,818
11/30/21	$11,917	$12,136	$10,820
12/31/21	$11,916	$12,105	$10,821
1/31/22	$11,870	$11,844	$10,823
2/28/22	$11,816	$11,712	$10,825
3/31/22	$11,643	$11,386	$10,827
4/30/22	$11,403	$10,954	$10,836
5/31/22	$11,361	$11,025	$10,845
6/30/22	$11,125	$10,852	$10,854
7/31/22	$11,279	$11,117	$10,869
8/31/22	$11,199	$10,803	$10,890
9/30/22	$10,883	$10,336	$10,912
10/31/22	$10,774	$10,202	$10,941
11/30/22	$10,925	$10,578	$10,975
12/31/22	$10,972	$10,530	$11,013
1/31/23	$11,184	$10,854	$11,054
2/28/23	$11,115	$10,573	$11,093
3/31/23	$11,147	$10,842	$11,137
4/30/23	$11,190	$10,908	$11,182
5/31/23	$11,197	$10,789	$11,230
6/30/23	$11,253	$10,750	$11,278
7/31/23	$11,292	$10,743	$11,327
8/31/23	$11,287	$10,674	$11,379
9/30/23	$11,168	$10,403	$11,429
10/31/23	$10,996	$10,239	$11,482
11/30/23	$11,346	$10,702	$11,533
12/31/23	$11,600	$11,112	$11,586
1/31/24	$11,636	$11,082	$11,639
2/29/24	$11,632	$10,925	$11,689
3/31/24	$11,745	$11,026	$11,742
4/30/24	$11,588	$10,747	$11,795
5/31/24	$11,758	$10,930	$11,849
6/30/24	$11,830	$11,033	$11,898
7/31/24	$12,049	$11,291	$11,956
8/31/24	$12,171	$11,453	$12,011
9/30/24	$12,259	$11,606	$12,063
10/31/24	$12,050	$11,319	$12,114
11/30/24	$12,165	$11,438	$12,161
12/31/24	$12,120	$11,251	$12,208
1/31/25	$12,208	$11,311	$12,254
2/28/25	$12,405	$11,560	$12,295
3/31/25	$12,439	$11,564	$12,341

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	5.91%	2.68%	2.21%
Class C (including sales charge)	4.92%	2.68%	2.21%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 11,651,628,000
Holdings Count | Holding	3,317
Advisory Fees Paid, Amount	$ 36,437,000
InvestmentCompanyPortfolioTurnover	1120.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,651,628
# of Portfolio Holdings	3,317
Portfolio Turnover Rate	1,120%
Total Net Advisory Fees Paid During the Reporting Period	$36,437
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	150.8%
Asset-Backed Securities	31.0%
Non-Agency Mortgage-Backed Securities	30.8%
U.S. Treasury Obligations	0.2%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	1.0%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(115.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.46% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.46% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000200465
Shareholder Report [Line Items]
Fund Name	PIMCO Mortgage Opportunities and Bond Fund
Class Name	I-3
Trading Symbol	PMZNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$189	1.83%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to non-agency residential mortgage-backed securities ("MBS") contributed to performance, as securities posted positive returns.

  Positive duration exposure contributed to performance, as rates decreased.

  Exposure to non-agency commercial MBS contributed to performance, as spreads tightened.

  Exposure to agency MBS contributed to performance, as the sector posted positive returns.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,004,337	$996,412	$1,000,229
5/31/15	$1,006,971	$994,012	$1,000,460
6/30/15	$1,005,922	$983,174	$1,000,689
7/31/15	$1,009,653	$990,008	$1,000,924
8/31/15	$1,008,504	$988,586	$1,001,159
9/30/15	$1,011,081	$995,273	$1,001,394
10/31/15	$1,012,929	$995,439	$1,001,666
11/30/15	$1,013,600	$992,809	$1,001,940
12/31/15	$1,012,360	$989,601	$1,002,212
1/31/16	$1,013,845	$1,003,219	$1,002,719
2/29/16	$1,010,768	$1,010,335	$1,003,226
3/31/16	$1,020,885	$1,019,605	$1,003,732
4/30/16	$1,029,166	$1,023,519	$1,004,260
5/31/16	$1,030,848	$1,023,781	$1,004,788
6/30/16	$1,040,981	$1,042,177	$1,005,317
7/31/16	$1,050,297	$1,048,765	$1,005,845
8/31/16	$1,050,229	$1,047,566	$1,006,374
9/30/16	$1,058,766	$1,046,952	$1,006,904
10/31/16	$1,063,255	$1,038,944	$1,007,607
11/30/16	$1,054,559	$1,014,369	$1,008,310
12/31/16	$1,060,617	$1,015,800	$1,009,013
1/31/17	$1,068,105	$1,017,793	$1,009,853
2/28/17	$1,073,564	$1,024,634	$1,010,693
3/31/17	$1,076,562	$1,024,097	$1,011,533
4/30/17	$1,083,022	$1,032,000	$1,012,501
5/31/17	$1,093,712	$1,039,943	$1,013,468
6/30/17	$1,095,654	$1,038,896	$1,014,436
7/31/17	$1,101,264	$1,043,367	$1,015,532
8/31/17	$1,112,036	$1,052,726	$1,016,629
9/30/17	$1,112,901	$1,047,712	$1,017,727
10/31/17	$1,115,660	$1,048,319	$1,018,858
11/30/17	$1,115,509	$1,046,973	$1,019,989
12/31/17	$1,117,198	$1,051,778	$1,021,122
1/31/18	$1,114,017	$1,039,665	$1,022,563
2/28/18	$1,113,635	$1,029,809	$1,024,006
3/31/18	$1,119,715	$1,036,414	$1,025,451
4/30/18	$1,118,318	$1,028,705	$1,027,418
5/31/18	$1,124,318	$1,036,047	$1,029,389
6/30/18	$1,125,228	$1,034,773	$1,031,364
7/31/18	$1,127,068	$1,035,019	$1,033,370
8/31/18	$1,131,350	$1,041,679	$1,035,380
9/30/18	$1,131,883	$1,034,971	$1,037,394
10/31/18	$1,132,802	$1,026,792	$1,039,457
11/30/18	$1,134,855	$1,032,921	$1,041,524
12/31/18	$1,132,767	$1,051,898	$1,043,595
1/31/19	$1,138,859	$1,063,068	$1,046,033
2/28/19	$1,141,610	$1,062,452	$1,048,476
3/31/19	$1,149,944	$1,082,853	$1,050,925
4/30/19	$1,153,965	$1,083,130	$1,053,203
5/31/19	$1,158,293	$1,102,358	$1,055,486
6/30/19	$1,164,267	$1,116,201	$1,057,774
7/31/19	$1,169,486	$1,118,657	$1,059,827
8/31/19	$1,172,779	$1,147,643	$1,061,885
9/30/19	$1,177,727	$1,141,531	$1,063,947
10/31/19	$1,185,138	$1,144,969	$1,065,813
11/30/19	$1,183,942	$1,144,386	$1,067,682
12/31/19	$1,188,094	$1,143,588	$1,069,554
1/31/20	$1,196,845	$1,165,596	$1,071,288
2/29/20	$1,203,012	$1,186,575	$1,073,023
3/31/20	$1,145,503	$1,179,592	$1,074,762
4/30/20	$1,170,686	$1,200,561	$1,076,061
5/31/20	$1,186,071	$1,206,151	$1,077,361
6/30/20	$1,201,394	$1,213,749	$1,078,663
7/31/20	$1,211,501	$1,231,878	$1,078,940
8/31/20	$1,224,570	$1,221,935	$1,079,217
9/30/20	$1,227,701	$1,221,265	$1,079,494
10/31/20	$1,231,050	$1,215,812	$1,079,692
11/30/20	$1,240,845	$1,227,742	$1,079,890
12/31/20	$1,251,022	$1,229,433	$1,080,089
1/31/21	$1,257,415	$1,220,618	$1,080,317
2/28/21	$1,259,255	$1,202,992	$1,080,546
3/31/21	$1,255,696	$1,187,971	$1,080,774
4/30/21	$1,262,565	$1,197,356	$1,080,957
5/31/21	$1,262,225	$1,201,268	$1,081,139
6/30/21	$1,266,606	$1,209,708	$1,081,321
7/31/21	$1,274,685	$1,223,233	$1,081,454
8/31/21	$1,274,450	$1,220,905	$1,081,587
9/30/21	$1,273,052	$1,210,334	$1,081,719
10/31/21	$1,272,925	$1,210,000	$1,081,838
11/30/21	$1,273,834	$1,213,580	$1,081,957
12/31/21	$1,274,932	$1,210,475	$1,082,075
1/31/22	$1,270,996	$1,184,396	$1,082,277
2/28/22	$1,266,226	$1,171,183	$1,082,479
3/31/22	$1,248,752	$1,138,645	$1,082,681
4/30/22	$1,224,026	$1,095,436	$1,083,588
5/31/22	$1,220,501	$1,102,499	$1,084,497
6/30/22	$1,196,162	$1,085,203	$1,085,406
7/31/22	$1,213,782	$1,111,719	$1,086,882
8/31/22	$1,206,205	$1,080,306	$1,089,024
9/30/22	$1,173,154	$1,033,630	$1,091,245
10/31/22	$1,162,354	$1,020,242	$1,094,093
11/30/22	$1,179,686	$1,057,762	$1,097,463
12/31/22	$1,185,759	$1,052,991	$1,101,293
1/31/23	$1,209,646	$1,085,385	$1,105,379
2/28/23	$1,203,077	$1,057,322	$1,109,281
3/31/23	$1,207,706	$1,084,180	$1,113,695
4/30/23	$1,213,260	$1,090,751	$1,118,173
5/31/23	$1,215,026	$1,078,874	$1,123,014
6/30/23	$1,222,117	$1,075,027	$1,127,753
7/31/23	$1,227,402	$1,074,277	$1,132,705
8/31/23	$1,227,860	$1,067,415	$1,137,880
9/30/23	$1,215,934	$1,040,290	$1,142,922
10/31/23	$1,198,230	$1,023,873	$1,148,156
11/30/23	$1,237,312	$1,070,241	$1,153,254
12/31/23	$1,266,168	$1,111,209	$1,158,559
1/31/24	$1,271,108	$1,108,157	$1,163,888
2/29/24	$1,271,720	$1,092,501	$1,168,881
3/31/24	$1,285,088	$1,102,589	$1,174,247
4/30/24	$1,268,998	$1,074,739	$1,179,460
5/31/24	$1,288,772	$1,092,959	$1,184,862
6/30/24	$1,297,627	$1,103,307	$1,189,779
7/31/24	$1,322,746	$1,129,077	$1,195,621
8/31/24	$1,337,414	$1,145,301	$1,201,121
9/30/24	$1,348,011	$1,160,636	$1,206,310
10/31/24	$1,326,238	$1,131,854	$1,211,352
11/30/24	$1,339,959	$1,143,821	$1,216,089
12/31/24	$1,336,204	$1,125,101	$1,220,844
1/31/25	$1,347,126	$1,131,070	$1,225,398
2/28/25	$1,369,817	$1,155,956	$1,229,539
3/31/25	$1,374,725	$1,156,391	$1,234,125

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	6.98%	3.72%	3.23%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 11,651,628,000
Holdings Count | Holding	3,317
Advisory Fees Paid, Amount	$ 36,437,000
InvestmentCompanyPortfolioTurnover	1120.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,651,628
# of Portfolio Holdings	3,317
Portfolio Turnover Rate	1,120%
Total Net Advisory Fees Paid During the Reporting Period	$36,437
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	150.8%
Asset-Backed Securities	31.0%
Non-Agency Mortgage-Backed Securities	30.8%
U.S. Treasury Obligations	0.2%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	1.0%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(115.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.46% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.46% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000118561
Shareholder Report [Line Items]
Fund Name	PIMCO Mortgage Opportunities and Bond Fund
Class Name	Institutional Class
Trading Symbol	PMZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$174	1.68%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to non-agency residential mortgage-backed securities ("MBS") contributed to performance, as securities posted positive returns.

  Positive duration exposure contributed to performance, as rates decreased.

  Exposure to non-agency commercial MBS contributed to performance, as spreads tightened.

  Exposure to agency MBS contributed to performance, as the sector posted positive returns.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,004,460	$996,412	$1,000,229
5/31/15	$1,007,223	$994,012	$1,000,460
6/30/15	$1,006,297	$983,174	$1,000,689
7/31/15	$1,010,158	$990,008	$1,000,924
8/31/15	$1,009,137	$988,586	$1,001,159
9/30/15	$1,011,840	$995,273	$1,001,394
10/31/15	$1,013,819	$995,439	$1,001,666
11/30/15	$1,014,615	$992,809	$1,001,940
12/31/15	$1,013,503	$989,601	$1,002,212
1/31/16	$1,015,118	$1,003,219	$1,002,719
2/29/16	$1,012,157	$1,010,335	$1,003,226
3/31/16	$1,022,417	$1,019,605	$1,003,732
4/30/16	$1,030,836	$1,023,519	$1,004,260
5/31/16	$1,032,652	$1,023,781	$1,004,788
6/30/16	$1,042,930	$1,042,177	$1,005,317
7/31/16	$1,052,396	$1,048,765	$1,005,845
8/31/16	$1,052,462	$1,047,566	$1,006,374
9/30/16	$1,061,147	$1,046,952	$1,006,904
10/31/16	$1,065,781	$1,038,944	$1,007,607
11/30/16	$1,057,195	$1,014,369	$1,008,310
12/31/16	$1,063,402	$1,015,800	$1,009,013
1/31/17	$1,071,046	$1,017,793	$1,009,853
2/28/17	$1,076,644	$1,024,634	$1,010,693
3/31/17	$1,079,787	$1,024,097	$1,011,533
4/30/17	$1,086,399	$1,032,000	$1,012,501
5/31/17	$1,097,262	$1,039,943	$1,013,468
6/30/17	$1,099,345	$1,038,896	$1,014,436
7/31/17	$1,105,114	$1,043,367	$1,015,532
8/31/17	$1,116,065	$1,052,726	$1,016,629
9/30/17	$1,117,071	$1,047,712	$1,017,727
10/31/17	$1,119,983	$1,048,319	$1,018,858
11/30/17	$1,119,969	$1,046,973	$1,019,989
12/31/17	$1,121,807	$1,051,778	$1,021,122
1/31/18	$1,118,756	$1,039,665	$1,022,563
2/28/18	$1,118,501	$1,029,809	$1,024,006
3/31/18	$1,124,750	$1,036,414	$1,025,451
4/30/18	$1,123,572	$1,028,705	$1,027,418
5/31/18	$1,129,743	$1,036,047	$1,029,389
6/30/18	$1,130,801	$1,034,773	$1,031,364
7/31/18	$1,132,790	$1,035,019	$1,033,370
8/31/18	$1,137,251	$1,041,679	$1,035,380
9/30/18	$1,137,913	$1,034,971	$1,037,394
10/31/18	$1,138,982	$1,026,792	$1,039,457
11/30/18	$1,141,196	$1,032,921	$1,041,524
12/31/18	$1,139,239	$1,051,898	$1,043,595
1/31/19	$1,145,509	$1,063,068	$1,046,033
2/28/19	$1,148,410	$1,062,452	$1,048,476
3/31/19	$1,156,941	$1,082,853	$1,050,925
4/30/19	$1,161,131	$1,083,130	$1,053,203
5/31/19	$1,165,646	$1,102,358	$1,055,486
6/30/19	$1,171,793	$1,116,201	$1,057,774
7/31/19	$1,177,196	$1,118,657	$1,059,827
8/31/19	$1,180,671	$1,147,643	$1,061,885
9/30/19	$1,185,788	$1,141,531	$1,063,947
10/31/19	$1,193,402	$1,144,969	$1,065,813
11/30/19	$1,192,349	$1,144,386	$1,067,682
12/31/19	$1,196,684	$1,143,588	$1,069,554
1/31/20	$1,205,657	$1,165,596	$1,071,288
2/29/20	$1,212,009	$1,186,575	$1,073,023
3/31/20	$1,154,220	$1,179,592	$1,074,762
4/30/20	$1,179,745	$1,200,561	$1,076,061
5/31/20	$1,195,406	$1,206,151	$1,077,361
6/30/20	$1,211,001	$1,213,749	$1,078,663
7/31/20	$1,221,356	$1,231,878	$1,078,940
8/31/20	$1,234,678	$1,221,935	$1,079,217
9/30/20	$1,237,989	$1,221,265	$1,079,494
10/31/20	$1,241,529	$1,215,812	$1,079,692
11/30/20	$1,251,556	$1,227,742	$1,079,890
12/31/20	$1,261,995	$1,229,433	$1,080,089
1/31/21	$1,268,590	$1,220,618	$1,080,317
2/28/21	$1,270,592	$1,202,992	$1,080,546
3/31/21	$1,267,162	$1,187,971	$1,080,774
4/30/21	$1,274,261	$1,197,356	$1,080,957
5/31/21	$1,274,069	$1,201,268	$1,081,139
6/30/21	$1,278,650	$1,209,708	$1,081,321
7/31/21	$1,286,974	$1,223,233	$1,081,454
8/31/21	$1,286,895	$1,220,905	$1,081,587
9/30/21	$1,285,642	$1,210,334	$1,081,719
10/31/21	$1,285,679	$1,210,000	$1,081,838
11/30/21	$1,286,756	$1,213,580	$1,081,957
12/31/21	$1,288,039	$1,210,475	$1,082,075
1/31/22	$1,284,216	$1,184,396	$1,082,277
2/28/22	$1,279,544	$1,171,183	$1,082,479
3/31/22	$1,262,049	$1,138,645	$1,082,681
4/30/22	$1,237,220	$1,095,436	$1,083,588
5/31/22	$1,233,810	$1,102,499	$1,084,497
6/30/22	$1,209,359	$1,085,203	$1,085,406
7/31/22	$1,227,327	$1,111,719	$1,086,882
8/31/22	$1,219,821	$1,080,306	$1,089,024
9/30/22	$1,186,558	$1,033,630	$1,091,245
10/31/22	$1,175,776	$1,020,242	$1,094,093
11/30/22	$1,193,454	$1,057,762	$1,097,463
12/31/22	$1,199,760	$1,052,991	$1,101,293
1/31/23	$1,224,072	$1,085,385	$1,105,379
2/28/23	$1,217,566	$1,057,322	$1,109,281
3/31/23	$1,222,415	$1,084,180	$1,113,695
4/30/23	$1,228,177	$1,090,751	$1,118,173
5/31/23	$1,230,122	$1,078,874	$1,123,014
6/30/23	$1,237,462	$1,075,027	$1,127,753
7/31/23	$1,242,961	$1,074,277	$1,132,705
8/31/23	$1,243,583	$1,067,415	$1,137,880
9/30/23	$1,231,663	$1,040,290	$1,142,922
10/31/23	$1,213,882	$1,023,873	$1,148,156
11/30/23	$1,253,624	$1,070,241	$1,153,254
12/31/23	$1,283,026	$1,111,209	$1,158,559
1/31/24	$1,288,190	$1,108,157	$1,163,888
2/29/24	$1,288,963	$1,092,501	$1,168,881
3/31/24	$1,302,675	$1,102,589	$1,174,247
4/30/24	$1,286,525	$1,074,739	$1,179,460
5/31/24	$1,306,711	$1,092,959	$1,184,862
6/30/24	$1,315,847	$1,103,307	$1,189,779
7/31/24	$1,341,494	$1,129,077	$1,195,621
8/31/24	$1,356,558	$1,145,301	$1,201,121
9/30/24	$1,367,468	$1,160,636	$1,206,310
10/31/24	$1,345,560	$1,131,854	$1,211,352
11/30/24	$1,359,660	$1,143,821	$1,216,089
12/31/24	$1,356,032	$1,125,101	$1,220,844
1/31/25	$1,367,304	$1,131,070	$1,225,398
2/28/25	$1,390,500	$1,155,956	$1,229,539
3/31/25	$1,395,612	$1,156,391	$1,234,125

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.13%	3.87%	3.39%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 11,651,628,000
Holdings Count | Holding	3,317
Advisory Fees Paid, Amount	$ 36,437,000
InvestmentCompanyPortfolioTurnover	1120.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,651,628
# of Portfolio Holdings	3,317
Portfolio Turnover Rate	1,120%
Total Net Advisory Fees Paid During the Reporting Period	$36,437
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	150.8%
Asset-Backed Securities	31.0%
Non-Agency Mortgage-Backed Securities	30.8%
U.S. Treasury Obligations	0.2%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	1.0%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(115.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.46% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.46% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000118562
Shareholder Report [Line Items]
Fund Name	PIMCO Mortgage Opportunities and Bond Fund
Class Name	I-2
Trading Symbol	PMZPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$184	1.78%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to non-agency residential mortgage-backed securities ("MBS") contributed to performance, as securities posted positive returns.

  Positive duration exposure contributed to performance, as rates decreased.

  Exposure to non-agency commercial MBS contributed to performance, as spreads tightened.

  Exposure to agency MBS contributed to performance, as the sector posted positive returns.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,004,378	$996,412	$1,000,229
5/31/15	$1,007,056	$994,012	$1,000,460
6/30/15	$1,006,047	$983,174	$1,000,689
7/31/15	$1,009,816	$990,008	$1,000,924
8/31/15	$1,008,715	$988,586	$1,001,159
9/30/15	$1,011,334	$995,273	$1,001,394
10/31/15	$1,013,223	$995,439	$1,001,666
11/30/15	$1,013,938	$992,809	$1,001,940
12/31/15	$1,012,732	$989,601	$1,002,212
1/31/16	$1,014,231	$1,003,219	$1,002,719
2/29/16	$1,011,093	$1,010,335	$1,003,226
3/31/16	$1,021,151	$1,019,605	$1,003,732
4/30/16	$1,029,367	$1,023,519	$1,004,260
5/31/16	$1,031,092	$1,023,781	$1,004,788
6/30/16	$1,041,270	$1,042,177	$1,005,317
7/31/16	$1,050,633	$1,048,765	$1,005,845
8/31/16	$1,050,609	$1,047,566	$1,006,374
9/30/16	$1,059,187	$1,046,952	$1,006,904
10/31/16	$1,063,728	$1,038,944	$1,007,607
11/30/16	$1,055,072	$1,014,369	$1,008,310
12/31/16	$1,061,170	$1,015,800	$1,009,013
1/31/17	$1,068,714	$1,017,793	$1,009,853
2/28/17	$1,074,217	$1,024,634	$1,010,693
3/31/17	$1,077,257	$1,024,097	$1,011,533
4/30/17	$1,083,772	$1,032,000	$1,012,501
5/31/17	$1,094,517	$1,039,943	$1,013,468
6/30/17	$1,096,501	$1,038,896	$1,014,436
7/31/17	$1,102,169	$1,043,367	$1,015,532
8/31/17	$1,112,999	$1,052,726	$1,016,629
9/30/17	$1,113,910	$1,047,712	$1,017,727
10/31/17	$1,116,724	$1,048,319	$1,018,858
11/30/17	$1,116,619	$1,046,973	$1,019,989
12/31/17	$1,118,353	$1,051,778	$1,021,122
1/31/18	$1,115,219	$1,039,665	$1,022,563
2/28/18	$1,114,879	$1,029,809	$1,024,006
3/31/18	$1,121,010	$1,036,414	$1,025,451
4/30/18	$1,119,746	$1,028,705	$1,027,418
5/31/18	$1,125,802	$1,036,047	$1,029,389
6/30/18	$1,126,760	$1,034,773	$1,031,364
7/31/18	$1,128,650	$1,035,019	$1,033,370
8/31/18	$1,132,989	$1,041,679	$1,035,380
9/30/18	$1,133,565	$1,034,971	$1,037,394
10/31/18	$1,134,534	$1,026,792	$1,039,457
11/30/18	$1,136,639	$1,032,921	$1,041,524
12/31/18	$1,134,596	$1,051,898	$1,043,595
1/31/19	$1,140,745	$1,063,068	$1,046,033
2/28/19	$1,143,545	$1,062,452	$1,048,476
3/31/19	$1,151,942	$1,082,853	$1,050,925
4/30/19	$1,156,018	$1,083,130	$1,053,203
5/31/19	$1,160,407	$1,102,358	$1,055,486
6/30/19	$1,166,437	$1,116,201	$1,057,774
7/31/19	$1,171,716	$1,118,657	$1,059,827
8/31/19	$1,175,068	$1,147,643	$1,061,885
9/30/19	$1,180,070	$1,141,531	$1,063,947
10/31/19	$1,187,547	$1,144,969	$1,065,813
11/30/19	$1,186,399	$1,144,386	$1,067,682
12/31/19	$1,190,610	$1,143,588	$1,069,554
1/31/20	$1,199,432	$1,165,596	$1,071,288
2/29/20	$1,205,659	$1,186,575	$1,073,023
3/31/20	$1,148,073	$1,179,592	$1,074,762
4/30/20	$1,173,362	$1,200,561	$1,076,061
5/31/20	$1,188,834	$1,206,151	$1,077,361
6/30/20	$1,204,243	$1,213,749	$1,078,663
7/31/20	$1,214,430	$1,231,878	$1,078,940
8/31/20	$1,227,579	$1,221,935	$1,079,217
9/30/20	$1,230,769	$1,221,265	$1,079,494
10/31/20	$1,234,180	$1,215,812	$1,079,692
11/30/20	$1,244,049	$1,227,742	$1,079,890
12/31/20	$1,254,311	$1,229,433	$1,080,089
1/31/21	$1,260,769	$1,220,618	$1,080,317
2/28/21	$1,262,662	$1,202,992	$1,080,546
3/31/21	$1,259,146	$1,187,971	$1,080,774
4/30/21	$1,266,089	$1,197,356	$1,080,957
5/31/21	$1,265,799	$1,201,268	$1,081,139
6/30/21	$1,270,245	$1,209,708	$1,081,321
7/31/21	$1,278,403	$1,223,233	$1,081,454
8/31/21	$1,278,220	$1,220,905	$1,081,587
9/30/21	$1,276,870	$1,210,334	$1,081,719
10/31/21	$1,276,797	$1,210,000	$1,081,838
11/30/21	$1,277,762	$1,213,580	$1,081,957
12/31/21	$1,278,921	$1,210,475	$1,082,075
1/31/22	$1,275,023	$1,184,396	$1,082,277
2/28/22	$1,270,287	$1,171,183	$1,082,479
3/31/22	$1,252,810	$1,138,645	$1,082,681
4/30/22	$1,228,057	$1,095,436	$1,083,588
5/31/22	$1,224,571	$1,102,499	$1,084,497
6/30/22	$1,200,202	$1,085,203	$1,085,406
7/31/22	$1,217,932	$1,111,719	$1,086,882
8/31/22	$1,210,380	$1,080,306	$1,089,024
9/30/22	$1,177,269	$1,033,630	$1,091,245
10/31/22	$1,166,477	$1,020,242	$1,094,093
11/30/22	$1,183,919	$1,057,762	$1,097,463
12/31/22	$1,190,068	$1,052,991	$1,101,293
1/31/23	$1,214,088	$1,085,385	$1,105,379
2/28/23	$1,207,542	$1,057,322	$1,109,281
3/31/23	$1,212,243	$1,084,180	$1,113,695
4/30/23	$1,217,864	$1,090,751	$1,118,173
5/31/23	$1,219,688	$1,078,874	$1,123,014
6/30/23	$1,226,860	$1,075,027	$1,127,753
7/31/23	$1,232,215	$1,074,277	$1,132,705
8/31/23	$1,232,727	$1,067,415	$1,137,880
9/30/23	$1,220,806	$1,040,290	$1,142,922
10/31/23	$1,203,081	$1,023,873	$1,148,156
11/30/23	$1,242,371	$1,070,241	$1,153,254
12/31/23	$1,271,400	$1,111,209	$1,158,559
1/31/24	$1,276,413	$1,108,157	$1,163,888
2/29/24	$1,277,077	$1,092,501	$1,168,881
3/31/24	$1,290,555	$1,102,589	$1,174,247
4/30/24	$1,274,450	$1,074,739	$1,179,460
5/31/24	$1,294,355	$1,092,959	$1,184,862
6/30/24	$1,303,326	$1,103,307	$1,189,779
7/31/24	$1,328,642	$1,129,077	$1,195,621
8/31/24	$1,343,422	$1,145,301	$1,201,121
9/30/24	$1,354,147	$1,160,636	$1,206,310
10/31/24	$1,332,319	$1,131,854	$1,211,352
11/30/24	$1,346,147	$1,143,821	$1,216,089
12/31/24	$1,342,420	$1,125,101	$1,220,844
1/31/25	$1,353,439	$1,131,070	$1,225,398
2/28/25	$1,376,318	$1,155,956	$1,229,539
3/31/25	$1,381,292	$1,156,391	$1,234,125

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	7.03%	3.77%	3.28%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 11,651,628,000
Holdings Count | Holding	3,317
Advisory Fees Paid, Amount	$ 36,437,000
InvestmentCompanyPortfolioTurnover	1120.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,651,628
# of Portfolio Holdings	3,317
Portfolio Turnover Rate	1,120%
Total Net Advisory Fees Paid During the Reporting Period	$36,437
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	150.8%
Asset-Backed Securities	31.0%
Non-Agency Mortgage-Backed Securities	30.8%
U.S. Treasury Obligations	0.2%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	1.0%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(115.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.46% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.46% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000241367
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund V
Class Name	Institutional Class
Trading Symbol	PPEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Fund V (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Positions within corporate credit, primarily overweight exposure to investment-grade senior financials, contributed to relative performance, as the asset class outperformed.

  Curve positioning in the euro bloc, primarily short exposure to the long end of the curve, contributed to relative performance, as yields rose.

  Overweight exposure to agency mortgage-backed securities detracted from relative performance, as spreads widened.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

  Select exposure to emerging market currencies in Latin America, primarily long exposure to the Mexican peso in Q1-4 2024, detracted from relative performance, as the currency depreciated relative to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index
5/1/23	$1,000,000	$1,000,000
5/31/23	$998,628	$998,740
6/30/23	$990,573	$995,178
7/31/23	$990,143	$994,484
8/31/23	$984,029	$988,132
9/30/23	$958,589	$963,022
10/31/23	$941,149	$947,824
11/30/23	$985,090	$990,748
12/31/23	$1,020,040	$1,028,672
1/31/24	$1,020,686	$1,025,848
2/29/24	$1,006,984	$1,011,354
3/31/24	$1,017,682	$1,020,693
4/30/24	$992,923	$994,912
5/31/24	$1,011,441	$1,011,779
6/30/24	$1,019,668	$1,021,357
7/31/24	$1,044,157	$1,045,213
8/31/24	$1,056,032	$1,060,233
9/30/24	$1,069,562	$1,074,429
10/31/24	$1,041,573	$1,047,784
11/30/24	$1,055,405	$1,058,862
12/31/24	$1,037,928	$1,041,533
1/31/25	$1,044,207	$1,047,059
2/28/25	$1,071,077	$1,070,096
3/31/25	$1,069,989	$1,070,499

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 5/1/23
Institutional Class	5.14%	3.59%
Bloomberg U.S. Aggregate Index	4.88%	3.62%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 255,981,000
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 512,000
InvestmentCompanyPortfolioTurnover	347.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$255,981
# of Portfolio Holdings	507
Portfolio Turnover Rate	347%
Total Net Advisory Fees Paid During the Reporting Period	$512
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	51.7%
Corporate Bonds & Notes	27.1%
U.S. Treasury Obligations	17.6%
Asset-Backed Securities	5.3%
Sovereign Issues	3.1%
Non-Agency Mortgage-Backed Securities	0.4%
Short-Term Instruments	10.5%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(16.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026659
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return ESG Fund
Class Name	Administrative Class
Trading Symbol	PRFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$175	1.70%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized credit, primarily commercial mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Positions within corporate credit, primarily underweight exposure to investment-grade non-financials, contributed to relative performance, as spreads widened.

  Long exposure to the U.S. dollar detracted from relative performance, as the currency depreciated against those of major trading partners.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$993,244	$996,412
5/31/15	$989,209	$994,012
6/30/15	$980,105	$983,174
7/31/15	$992,127	$990,008
8/31/15	$982,078	$988,586
9/30/15	$978,040	$995,273
10/31/15	$984,632	$995,439
11/30/15	$982,671	$992,809
12/31/15	$979,147	$989,601
1/31/16	$986,922	$1,003,219
2/29/16	$982,805	$1,010,335
3/31/16	$997,093	$1,019,605
4/30/16	$1,002,381	$1,023,519
5/31/16	$1,005,202	$1,023,781
6/30/16	$1,017,550	$1,042,177
7/31/16	$1,028,670	$1,048,765
8/31/16	$1,027,334	$1,047,566
9/30/16	$1,029,841	$1,046,952
10/31/16	$1,024,033	$1,038,944
11/30/16	$998,672	$1,014,369
12/31/16	$1,005,566	$1,015,800
1/31/17	$1,012,814	$1,017,793
2/28/17	$1,019,821	$1,024,634
3/31/17	$1,019,361	$1,024,097
4/30/17	$1,026,488	$1,032,000
5/31/17	$1,033,841	$1,039,943
6/30/17	$1,034,181	$1,038,896
7/31/17	$1,041,077	$1,043,367
8/31/17	$1,052,682	$1,052,726
9/30/17	$1,049,567	$1,047,712
10/31/17	$1,048,785	$1,048,319
11/30/17	$1,045,076	$1,046,973
12/31/17	$1,047,759	$1,051,778
1/31/18	$1,036,576	$1,039,665
2/28/18	$1,028,894	$1,029,809
3/31/18	$1,031,633	$1,036,414
4/30/18	$1,021,678	$1,028,705
5/31/18	$1,027,367	$1,036,047
6/30/18	$1,027,158	$1,034,773
7/31/18	$1,029,137	$1,035,019
8/31/18	$1,037,270	$1,041,679
9/30/18	$1,029,909	$1,034,971
10/31/18	$1,023,023	$1,026,792
11/30/18	$1,024,184	$1,032,921
12/31/18	$1,037,015	$1,051,898
1/31/19	$1,049,676	$1,063,068
2/28/19	$1,051,844	$1,062,452
3/31/19	$1,068,303	$1,082,853
4/30/19	$1,070,762	$1,083,130
5/31/19	$1,089,133	$1,102,358
6/30/19	$1,102,435	$1,116,201
7/31/19	$1,103,620	$1,118,657
8/31/19	$1,134,607	$1,147,643
9/30/19	$1,128,484	$1,141,531
10/31/19	$1,133,449	$1,144,969
11/30/19	$1,129,890	$1,144,386
12/31/19	$1,126,831	$1,143,588
1/31/20	$1,154,565	$1,165,596
2/29/20	$1,168,822	$1,186,575
3/31/20	$1,144,565	$1,179,592
4/30/20	$1,170,457	$1,200,561
5/31/20	$1,177,697	$1,206,151
6/30/20	$1,191,030	$1,213,749
7/31/20	$1,213,051	$1,231,878
8/31/20	$1,209,049	$1,221,935
9/30/20	$1,209,950	$1,221,265
10/31/20	$1,205,946	$1,215,812
11/30/20	$1,221,535	$1,227,742
12/31/20	$1,224,813	$1,229,433
1/31/21	$1,220,123	$1,220,618
2/28/21	$1,204,203	$1,202,992
3/31/21	$1,185,735	$1,187,971
4/30/21	$1,197,958	$1,197,356
5/31/21	$1,201,012	$1,201,268
6/30/21	$1,211,832	$1,209,708
7/31/21	$1,224,017	$1,223,233
8/31/21	$1,222,038	$1,220,905
9/30/21	$1,213,716	$1,210,334
10/31/21	$1,209,143	$1,210,000
11/30/21	$1,208,398	$1,213,580
12/31/21	$1,208,337	$1,210,475
1/31/22	$1,184,055	$1,184,396
2/28/22	$1,163,890	$1,171,183
3/31/22	$1,129,405	$1,138,645
4/30/22	$1,079,255	$1,095,436
5/31/22	$1,083,918	$1,102,499
6/30/22	$1,053,291	$1,085,203
7/31/22	$1,080,436	$1,111,719
8/31/22	$1,050,934	$1,080,306
9/30/22	$1,001,679	$1,033,630
10/31/22	$982,565	$1,020,242
11/30/22	$1,020,563	$1,057,762
12/31/22	$1,017,511	$1,052,991
1/31/23	$1,054,886	$1,085,385
2/28/23	$1,028,812	$1,057,322
3/31/23	$1,045,827	$1,084,180
4/30/23	$1,050,828	$1,090,751
5/31/23	$1,040,133	$1,078,874
6/30/23	$1,035,656	$1,075,027
7/31/23	$1,036,825	$1,074,277
8/31/23	$1,031,351	$1,067,415
9/30/23	$1,004,659	$1,040,290
10/31/23	$986,455	$1,023,873
11/30/23	$1,032,421	$1,070,241
12/31/23	$1,073,732	$1,111,209
1/31/24	$1,074,943	$1,108,157
2/29/24	$1,062,220	$1,092,501
3/31/24	$1,073,104	$1,102,589
4/30/24	$1,045,238	$1,074,739
5/31/24	$1,066,964	$1,092,959
6/30/24	$1,074,743	$1,103,307
7/31/24	$1,102,080	$1,129,077
8/31/24	$1,115,285	$1,145,301
9/30/24	$1,130,101	$1,160,636
10/31/24	$1,100,319	$1,131,854
11/30/24	$1,115,269	$1,143,821
12/31/24	$1,095,698	$1,125,101
1/31/25	$1,106,357	$1,131,070
2/28/25	$1,132,907	$1,155,956
3/31/25	$1,132,008	$1,156,391

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	5.49%	(0.22%)	1.25%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,616,507,000
Holdings Count | Holding	1,040
Advisory Fees Paid, Amount	$ 4,280,000
InvestmentCompanyPortfolioTurnover	391.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,616,507
# of Portfolio Holdings	1,040
Portfolio Turnover Rate	391%
Total Net Advisory Fees Paid During the Reporting Period	$4,280
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	52.0%
Corporate Bonds & Notes	29.4%
U.S. Treasury Obligations	21.8%
Asset-Backed Securities	13.1%
Non-Agency Mortgage-Backed Securities	9.2%
Sovereign Issues	8.1%
Municipal Bonds & Notes	0.5%
Preferred Securities	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(34.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.63% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.63% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000217562
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return ESG Fund
Class Name	Class A
Trading Symbol	PTGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$190	1.85%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized credit, primarily commercial mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Positions within corporate credit, primarily underweight exposure to investment-grade non-financials, contributed to relative performance, as spreads widened.

  Long exposure to the U.S. dollar detracted from relative performance, as the currency depreciated against those of major trading partners.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index
3/31/15	$9,773	$10,000
4/30/15	$9,706	$9,964
5/31/15	$9,665	$9,940
6/30/15	$9,575	$9,832
7/31/15	$9,692	$9,900
8/31/15	$9,592	$9,886
9/30/15	$9,551	$9,953
10/31/15	$9,615	$9,954
11/30/15	$9,594	$9,928
12/31/15	$9,559	$9,896
1/31/16	$9,633	$10,032
2/29/16	$9,592	$10,103
3/31/16	$9,730	$10,196
4/30/16	$9,781	$10,235
5/31/16	$9,807	$10,238
6/30/16	$9,926	$10,422
7/31/16	$10,033	$10,488
8/31/16	$10,019	$10,476
9/30/16	$10,042	$10,470
10/31/16	$9,984	$10,389
11/30/16	$9,736	$10,144
12/31/16	$9,802	$10,158
1/31/17	$9,871	$10,178
2/28/17	$9,939	$10,246
3/31/17	$9,933	$10,241
4/30/17	$10,001	$10,320
5/31/17	$10,071	$10,399
6/30/17	$10,074	$10,389
7/31/17	$10,139	$10,434
8/31/17	$10,251	$10,527
9/30/17	$10,220	$10,477
10/31/17	$10,211	$10,483
11/30/17	$10,173	$10,470
12/31/17	$10,198	$10,518
1/31/18	$10,088	$10,397
2/28/18	$10,012	$10,298
3/31/18	$10,037	$10,364
4/30/18	$9,939	$10,287
5/31/18	$9,993	$10,360
6/30/18	$9,990	$10,348
7/31/18	$10,008	$10,350
8/31/18	$10,086	$10,417
9/30/18	$10,013	$10,350
10/31/18	$9,945	$10,268
11/30/18	$9,955	$10,329
12/31/18	$10,078	$10,519
1/31/19	$10,200	$10,631
2/28/19	$10,220	$10,625
3/31/19	$10,379	$10,829
4/30/19	$10,401	$10,831
5/31/19	$10,578	$11,024
6/30/19	$10,706	$11,162
7/31/19	$10,716	$11,187
8/31/19	$11,016	$11,476
9/30/19	$10,955	$11,415
10/31/19	$11,002	$11,450
11/30/19	$10,966	$11,444
12/31/19	$10,935	$11,436
1/31/20	$11,203	$11,656
2/29/20	$11,339	$11,866
3/31/20	$11,103	$11,796
4/30/20	$11,353	$12,006
5/31/20	$11,422	$12,062
6/30/20	$11,550	$12,137
7/31/20	$11,762	$12,319
8/31/20	$11,722	$12,219
9/30/20	$11,729	$12,213
10/31/20	$11,689	$12,158
11/30/20	$11,838	$12,277
12/31/20	$11,868	$12,294
1/31/21	$11,822	$12,206
2/28/21	$11,666	$12,030
3/31/21	$11,486	$11,880
4/30/21	$11,603	$11,974
5/31/21	$11,631	$12,013
6/30/21	$11,734	$12,097
7/31/21	$11,851	$12,232
8/31/21	$11,830	$12,209
9/30/21	$11,748	$12,103
10/31/21	$11,702	$12,100
11/30/21	$11,694	$12,136
12/31/21	$11,691	$12,105
1/31/22	$11,455	$11,844
2/28/22	$11,259	$11,712
3/31/22	$10,924	$11,386
4/30/22	$10,437	$10,954
5/31/22	$10,481	$11,025
6/30/22	$10,184	$10,852
7/31/22	$10,445	$11,117
8/31/22	$10,158	$10,803
9/30/22	$9,681	$10,336
10/31/22	$9,495	$10,202
11/30/22	$9,861	$10,578
12/31/22	$9,830	$10,530
1/31/23	$10,190	$10,854
2/28/23	$9,937	$10,573
3/31/23	$10,100	$10,842
4/30/23	$10,147	$10,908
5/31/23	$10,043	$10,789
6/30/23	$9,998	$10,750
7/31/23	$10,008	$10,743
8/31/23	$9,954	$10,674
9/30/23	$9,695	$10,403
10/31/23	$9,518	$10,239
11/30/23	$9,961	$10,702
12/31/23	$10,358	$11,112
1/31/24	$10,368	$11,082
2/29/24	$10,244	$10,925
3/31/24	$10,348	$11,026
4/30/24	$10,078	$10,747
5/31/24	$10,286	$10,930
6/30/24	$10,360	$11,033
7/31/24	$10,622	$11,291
8/31/24	$10,748	$11,453
9/30/24	$10,890	$11,606
10/31/24	$10,601	$11,319
11/30/24	$10,744	$11,438
12/31/24	$10,554	$11,251
1/31/25	$10,655	$11,311
2/28/25	$10,910	$11,560
3/31/25	$10,900	$11,564

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.33%	(0.37%)	1.10%
Class A (including sales charge)	3.03%	(0.83%)	0.87%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,616,507,000
Holdings Count | Holding	1,040
Advisory Fees Paid, Amount	$ 4,280,000
InvestmentCompanyPortfolioTurnover	391.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,616,507
# of Portfolio Holdings	1,040
Portfolio Turnover Rate	391%
Total Net Advisory Fees Paid During the Reporting Period	$4,280
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	52.0%
Corporate Bonds & Notes	29.4%
U.S. Treasury Obligations	21.8%
Asset-Backed Securities	13.1%
Non-Agency Mortgage-Backed Securities	9.2%
Sovereign Issues	8.1%
Municipal Bonds & Notes	0.5%
Preferred Securities	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(34.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.63% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.63% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000217563
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return ESG Fund
Class Name	Class C
Trading Symbol	PTGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$266	2.60%

Expenses Paid, Amount	$ 266
Expense Ratio, Percent	2.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized credit, primarily commercial mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Positions within corporate credit, primarily underweight exposure to investment-grade non-financials, contributed to relative performance, as spreads widened.

  Long exposure to the U.S. dollar detracted from relative performance, as the currency depreciated against those of major trading partners.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index
3/31/15	$10,000	$10,000
4/30/15	$9,925	$9,964
5/31/15	$9,877	$9,940
6/30/15	$9,779	$9,832
7/31/15	$9,892	$9,900
8/31/15	$9,784	$9,886
9/30/15	$9,736	$9,953
10/31/15	$9,795	$9,954
11/30/15	$9,768	$9,928
12/31/15	$9,726	$9,896
1/31/16	$9,795	$10,032
2/29/16	$9,747	$10,103
3/31/16	$9,882	$10,196
4/30/16	$9,927	$10,235
5/31/16	$9,947	$10,238
6/30/16	$10,062	$10,422
7/31/16	$10,164	$10,488
8/31/16	$10,143	$10,476
9/30/16	$10,161	$10,470
10/31/16	$10,096	$10,389
11/30/16	$9,838	$10,144
12/31/16	$9,899	$10,158
1/31/17	$9,963	$10,178
2/28/17	$10,025	$10,246
3/31/17	$10,013	$10,241
4/30/17	$10,075	$10,320
5/31/17	$10,139	$10,399
6/30/17	$10,135	$10,389
7/31/17	$10,195	$10,434
8/31/17	$10,301	$10,527
9/30/17	$10,263	$10,477
10/31/17	$10,247	$10,483
11/30/17	$10,204	$10,470
12/31/17	$10,222	$10,518
1/31/18	$10,105	$10,397
2/28/18	$10,023	$10,298
3/31/18	$10,042	$10,364
4/30/18	$9,938	$10,287
5/31/18	$9,986	$10,360
6/30/18	$9,976	$10,348
7/31/18	$9,988	$10,350
8/31/18	$10,059	$10,417
9/30/18	$9,980	$10,350
10/31/18	$9,906	$10,268
11/30/18	$9,910	$10,329
12/31/18	$10,027	$10,519
1/31/19	$10,141	$10,631
2/28/19	$10,155	$10,625
3/31/19	$10,306	$10,829
4/30/19	$10,322	$10,831
5/31/19	$10,492	$11,024
6/30/19	$10,612	$11,162
7/31/19	$10,615	$11,187
8/31/19	$10,905	$11,476
9/30/19	$10,838	$11,415
10/31/19	$10,878	$11,450
11/30/19	$10,835	$11,444
12/31/19	$10,798	$11,436
1/31/20	$11,055	$11,656
2/29/20	$11,184	$11,866
3/31/20	$10,944	$11,796
4/30/20	$11,184	$12,006
5/31/20	$11,246	$12,062
6/30/20	$11,365	$12,137
7/31/20	$11,566	$12,319
8/31/20	$11,520	$12,219
9/30/20	$11,520	$12,213
10/31/20	$11,473	$12,158
11/30/20	$11,613	$12,277
12/31/20	$11,634	$12,294
1/31/21	$11,582	$12,206
2/28/21	$11,422	$12,030
3/31/21	$11,239	$11,880
4/30/21	$11,345	$11,974
5/31/21	$11,366	$12,013
6/30/21	$11,460	$12,097
7/31/21	$11,566	$12,232
8/31/21	$11,539	$12,209
9/30/21	$11,452	$12,103
10/31/21	$11,400	$12,100
11/30/21	$11,385	$12,136
12/31/21	$11,375	$12,105
1/31/22	$11,138	$11,844
2/28/22	$10,941	$11,712
3/31/22	$10,609	$11,386
4/30/22	$10,129	$10,954
5/31/22	$10,166	$11,025
6/30/22	$9,871	$10,852
7/31/22	$10,118	$11,117
8/31/22	$9,834	$10,803
9/30/22	$9,365	$10,336
10/31/22	$9,180	$10,202
11/30/22	$9,528	$10,578
12/31/22	$9,492	$10,530
1/31/23	$9,834	$10,854
2/28/23	$9,584	$10,573
3/31/23	$9,735	$10,842
4/30/23	$9,775	$10,908
5/31/23	$9,668	$10,789
6/30/23	$9,618	$10,750
7/31/23	$9,622	$10,743
8/31/23	$9,564	$10,674
9/30/23	$9,309	$10,403
10/31/23	$9,134	$10,239
11/30/23	$9,553	$10,702
12/31/23	$9,927	$11,112
1/31/24	$9,931	$11,082
2/29/24	$9,807	$10,925
3/31/24	$9,900	$11,026
4/30/24	$9,635	$10,747
5/31/24	$9,828	$10,930
6/30/24	$9,892	$11,033
7/31/24	$10,137	$11,291
8/31/24	$10,250	$11,453
9/30/24	$10,379	$11,606
10/31/24	$10,097	$11,319
11/30/24	$10,227	$11,438
12/31/24	$10,040	$11,251
1/31/25	$10,129	$11,311
2/28/25	$10,366	$11,560
3/31/25	$10,350	$11,564

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	4.55%	(1.11%)	0.34%
Class C (including sales charge)	3.55%	(1.11%)	0.34%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,616,507,000
Holdings Count | Holding	1,040
Advisory Fees Paid, Amount	$ 4,280,000
InvestmentCompanyPortfolioTurnover	391.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,616,507
# of Portfolio Holdings	1,040
Portfolio Turnover Rate	391%
Total Net Advisory Fees Paid During the Reporting Period	$4,280
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	52.0%
Corporate Bonds & Notes	29.4%
U.S. Treasury Obligations	21.8%
Asset-Backed Securities	13.1%
Non-Agency Mortgage-Backed Securities	9.2%
Sovereign Issues	8.1%
Municipal Bonds & Notes	0.5%
Preferred Securities	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(34.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.63% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.63% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000203306
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return ESG Fund
Class Name	I-3
Trading Symbol	PTRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$164	1.60%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized credit, primarily commercial mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Positions within corporate credit, primarily underweight exposure to investment-grade non-financials, contributed to relative performance, as spreads widened.

  Long exposure to the U.S. dollar detracted from relative performance, as the currency depreciated against those of major trading partners.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$993,326	$996,412
5/31/15	$989,376	$994,012
6/30/15	$980,351	$983,174
7/31/15	$992,472	$990,008
8/31/15	$982,490	$988,586
9/30/15	$978,532	$995,273
10/31/15	$985,215	$995,439
11/30/15	$983,325	$992,809
12/31/15	$979,902	$989,601
1/31/16	$987,745	$1,003,219
2/29/16	$983,702	$1,010,335
3/31/16	$998,088	$1,019,605
4/30/16	$1,003,471	$1,023,519
5/31/16	$1,006,374	$1,023,781
6/30/16	$1,018,819	$1,042,177
7/31/16	$1,030,048	$1,048,765
8/31/16	$1,028,797	$1,047,566
9/30/16	$1,031,406	$1,046,952
10/31/16	$1,025,663	$1,038,944
11/30/16	$1,000,346	$1,014,369
12/31/16	$1,007,350	$1,015,800
1/31/17	$1,014,695	$1,017,793
2/28/17	$1,021,793	$1,024,634
3/31/17	$1,021,432	$1,024,097
4/30/17	$1,028,643	$1,032,000
5/31/17	$1,036,098	$1,039,943
6/30/17	$1,036,538	$1,038,896
7/31/17	$1,043,531	$1,043,367
8/31/17	$1,055,253	$1,052,726
9/30/17	$1,052,223	$1,047,712
10/31/17	$1,051,522	$1,048,319
11/30/17	$1,047,890	$1,046,973
12/31/17	$1,050,676	$1,051,778
1/31/18	$1,039,543	$1,039,665
2/28/18	$1,031,918	$1,029,809
3/31/18	$1,034,753	$1,036,414
4/30/18	$1,024,843	$1,028,705
5/31/18	$1,030,637	$1,036,047
6/30/18	$1,030,521	$1,034,773
7/31/18	$1,032,587	$1,035,019
8/31/18	$1,040,857	$1,041,679
9/30/18	$1,033,533	$1,034,971
10/31/18	$1,026,710	$1,026,792
11/30/18	$1,027,974	$1,032,921
12/31/18	$1,040,933	$1,051,898
1/31/19	$1,053,723	$1,063,068
2/28/19	$1,055,980	$1,062,452
3/31/19	$1,072,594	$1,082,853
4/30/19	$1,075,150	$1,083,130
5/31/19	$1,093,698	$1,102,358
6/30/19	$1,107,130	$1,116,201
7/31/19	$1,108,414	$1,118,657
8/31/19	$1,139,647	$1,147,643
9/30/19	$1,133,573	$1,141,531
10/31/19	$1,138,655	$1,144,969
11/30/19	$1,135,181	$1,144,386
12/31/19	$1,132,205	$1,143,588
1/31/20	$1,160,175	$1,165,596
2/29/20	$1,174,584	$1,186,575
3/31/20	$1,150,297	$1,179,592
4/30/20	$1,176,420	$1,200,561
5/31/20	$1,183,796	$1,206,151
6/30/20	$1,197,314	$1,213,749
7/31/20	$1,219,568	$1,231,878
8/31/20	$1,215,630	$1,221,935
9/30/20	$1,216,637	$1,221,265
10/31/20	$1,212,723	$1,215,812
11/30/20	$1,228,491	$1,227,742
12/31/20	$1,231,916	$1,229,433
1/31/21	$1,227,279	$1,220,618
2/28/21	$1,211,359	$1,202,992
3/31/21	$1,192,883	$1,187,971
4/30/21	$1,205,294	$1,197,356
5/31/21	$1,208,454	$1,201,268
6/30/21	$1,219,439	$1,209,708
7/31/21	$1,231,813	$1,223,233
8/31/21	$1,229,917	$1,220,905
9/30/21	$1,221,643	$1,210,334
10/31/21	$1,217,145	$1,210,000
11/30/21	$1,216,495	$1,213,580
12/31/21	$1,216,553	$1,210,475
1/31/22	$1,192,192	$1,184,396
2/28/22	$1,171,978	$1,171,183
3/31/22	$1,137,352	$1,138,645
4/30/22	$1,086,949	$1,095,436
5/31/22	$1,091,730	$1,102,499
6/30/22	$1,060,970	$1,085,203
7/31/22	$1,088,412	$1,111,719
8/31/22	$1,058,799	$1,080,306
9/30/22	$1,009,297	$1,033,630
10/31/22	$990,131	$1,020,242
11/30/22	$1,028,504	$1,057,762
12/31/22	$1,025,523	$1,052,991
1/31/23	$1,063,292	$1,085,385
2/28/23	$1,037,092	$1,057,322
3/31/23	$1,054,339	$1,084,180
4/30/23	$1,059,462	$1,090,751
5/31/23	$1,048,770	$1,078,874
6/30/23	$1,044,347	$1,075,027
7/31/23	$1,045,609	$1,074,277
8/31/23	$1,040,179	$1,067,415
9/30/23	$1,013,345	$1,040,290
10/31/23	$995,069	$1,023,873
11/30/23	$1,041,521	$1,070,241
12/31/23	$1,083,289	$1,111,209
1/31/24	$1,084,596	$1,108,157
2/29/24	$1,071,844	$1,092,501
3/31/24	$1,082,919	$1,102,589
4/30/24	$1,054,884	$1,074,739
5/31/24	$1,076,909	$1,092,959
6/30/24	$1,084,843	$1,103,307
7/31/24	$1,112,533	$1,129,077
8/31/24	$1,125,965	$1,145,301
9/30/24	$1,141,010	$1,160,636
10/31/24	$1,111,037	$1,131,854
11/30/24	$1,126,228	$1,143,821
12/31/24	$1,106,559	$1,125,101
1/31/25	$1,117,421	$1,131,070
2/28/25	$1,144,325	$1,155,956
3/31/25	$1,143,511	$1,156,391

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	5.60%	(0.12%)	1.35%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,616,507,000
Holdings Count | Holding	1,040
Advisory Fees Paid, Amount	$ 4,280,000
InvestmentCompanyPortfolioTurnover	391.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,616,507
# of Portfolio Holdings	1,040
Portfolio Turnover Rate	391%
Total Net Advisory Fees Paid During the Reporting Period	$4,280
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	52.0%
Corporate Bonds & Notes	29.4%
U.S. Treasury Obligations	21.8%
Asset-Backed Securities	13.1%
Non-Agency Mortgage-Backed Securities	9.2%
Sovereign Issues	8.1%
Municipal Bonds & Notes	0.5%
Preferred Securities	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(34.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.63% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.63% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026658
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return ESG Fund
Class Name	Institutional Class
Trading Symbol	PTSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$149	1.45%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized credit, primarily commercial mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Positions within corporate credit, primarily underweight exposure to investment-grade non-financials, contributed to relative performance, as spreads widened.

  Long exposure to the U.S. dollar detracted from relative performance, as the currency depreciated against those of major trading partners.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$993,449	$996,412
5/31/15	$989,624	$994,012
6/30/15	$980,717	$983,174
7/31/15	$992,969	$990,008
8/31/15	$983,107	$988,586
9/30/15	$979,267	$995,273
10/31/15	$986,081	$995,439
11/30/15	$984,311	$992,809
12/31/15	$981,009	$989,601
1/31/16	$988,985	$1,003,219
2/29/16	$985,054	$1,010,335
3/31/16	$999,586	$1,019,605
4/30/16	$1,005,099	$1,023,519
5/31/16	$1,008,135	$1,023,781
6/30/16	$1,020,727	$1,042,177
7/31/16	$1,032,107	$1,048,765
8/31/16	$1,030,984	$1,047,566
9/30/16	$1,033,726	$1,046,952
10/31/16	$1,028,100	$1,038,944
11/30/16	$1,002,847	$1,014,369
12/31/16	$1,009,995	$1,015,800
1/31/17	$1,017,488	$1,017,793
2/28/17	$1,024,724	$1,024,634
3/31/17	$1,024,492	$1,024,097
4/30/17	$1,031,851	$1,032,000
5/31/17	$1,039,460	$1,039,943
6/30/17	$1,040,031	$1,038,896
7/31/17	$1,047,180	$1,043,367
8/31/17	$1,059,077	$1,052,726
9/30/17	$1,056,166	$1,047,712
10/31/17	$1,055,597	$1,048,319
11/30/17	$1,052,081	$1,046,973
12/31/17	$1,055,012	$1,051,778
1/31/18	$1,043,967	$1,039,665
2/28/18	$1,036,429	$1,029,809
3/31/18	$1,039,408	$1,036,414
4/30/18	$1,029,581	$1,028,705
5/31/18	$1,035,533	$1,036,047
6/30/18	$1,035,544	$1,034,773
7/31/18	$1,037,752	$1,035,019
8/31/18	$1,046,196	$1,041,679
9/30/18	$1,038,962	$1,034,971
10/31/18	$1,032,235	$1,026,792
11/30/18	$1,033,632	$1,032,921
12/31/18	$1,046,795	$1,051,898
1/31/19	$1,059,791	$1,063,068
2/28/19	$1,062,183	$1,062,452
3/31/19	$1,079,031	$1,082,853
4/30/19	$1,081,735	$1,083,130
5/31/19	$1,100,535	$1,102,358
6/30/19	$1,114,187	$1,116,201
7/31/19	$1,115,621	$1,118,657
8/31/19	$1,147,201	$1,147,643
9/30/19	$1,141,227	$1,141,531
10/31/19	$1,146,490	$1,144,969
11/30/19	$1,143,132	$1,144,386
12/31/19	$1,140,280	$1,143,588
1/31/20	$1,168,596	$1,165,596
2/29/20	$1,183,249	$1,186,575
3/31/20	$1,158,929	$1,179,592
4/30/20	$1,185,392	$1,200,561
5/31/20	$1,192,975	$1,206,151
6/30/20	$1,206,746	$1,213,749
7/31/20	$1,229,330	$1,231,878
8/31/20	$1,225,516	$1,221,935
9/30/20	$1,226,681	$1,221,265
10/31/20	$1,222,891	$1,215,812
11/30/20	$1,238,943	$1,227,742
12/31/20	$1,242,554	$1,229,433
1/31/21	$1,238,034	$1,220,618
2/28/21	$1,222,116	$1,202,992
3/31/21	$1,203,630	$1,187,971
4/30/21	$1,216,302	$1,197,356
5/31/21	$1,219,646	$1,201,268
6/30/21	$1,230,884	$1,209,708
7/31/21	$1,243,532	$1,223,233
8/31/21	$1,241,776	$1,220,905
9/30/21	$1,233,575	$1,210,334
10/31/21	$1,229,189	$1,210,000
11/30/21	$1,228,684	$1,213,580
12/31/21	$1,228,899	$1,210,475
1/31/22	$1,204,445	$1,184,396
2/28/22	$1,184,160	$1,171,183
3/31/22	$1,149,321	$1,138,645
4/30/22	$1,098,526	$1,095,436
5/31/22	$1,103,497	$1,102,499
6/30/22	$1,072,538	$1,085,203
7/31/22	$1,100,408	$1,111,719
8/31/22	$1,070,592	$1,080,306
9/30/22	$1,020,646	$1,033,630
10/31/22	$1,001,370	$1,020,242
11/30/22	$1,040,304	$1,057,762
12/31/22	$1,037,430	$1,052,991
1/31/23	$1,075,748	$1,085,385
2/28/23	$1,049,363	$1,057,322
3/31/23	$1,066,956	$1,084,180
4/30/23	$1,072,263	$1,090,751
5/31/23	$1,061,576	$1,078,874
6/30/23	$1,057,238	$1,075,027
7/31/23	$1,058,640	$1,074,277
8/31/23	$1,053,274	$1,067,415
9/30/23	$1,026,234	$1,040,290
10/31/23	$1,007,847	$1,023,873
11/30/23	$1,055,022	$1,070,241
12/31/23	$1,097,473	$1,111,209
1/31/24	$1,098,933	$1,108,157
2/29/24	$1,086,141	$1,092,501
3/31/24	$1,097,501	$1,102,589
4/30/24	$1,069,222	$1,074,739
5/31/24	$1,091,693	$1,092,959
6/30/24	$1,099,863	$1,103,307
7/31/24	$1,128,077	$1,129,077
8/31/24	$1,141,851	$1,145,301
9/30/24	$1,157,240	$1,160,636
10/31/24	$1,126,984	$1,131,854
11/30/24	$1,142,534	$1,143,821
12/31/24	$1,122,723	$1,125,101
1/31/25	$1,133,892	$1,131,070
2/28/25	$1,161,322	$1,155,956
3/31/25	$1,160,628	$1,156,391

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.75%	0.03%	1.50%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,616,507,000
Holdings Count | Holding	1,040
Advisory Fees Paid, Amount	$ 4,280,000
InvestmentCompanyPortfolioTurnover	391.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,616,507
# of Portfolio Holdings	1,040
Portfolio Turnover Rate	391%
Total Net Advisory Fees Paid During the Reporting Period	$4,280
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	52.0%
Corporate Bonds & Notes	29.4%
U.S. Treasury Obligations	21.8%
Asset-Backed Securities	13.1%
Non-Agency Mortgage-Backed Securities	9.2%
Sovereign Issues	8.1%
Municipal Bonds & Notes	0.5%
Preferred Securities	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(34.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.63% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.63% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000066771
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return ESG Fund
Class Name	I-2
Trading Symbol	PRAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$159	1.55%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized credit, primarily commercial mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Positions within corporate credit, primarily underweight exposure to investment-grade non-financials, contributed to relative performance, as spreads widened.

  Long exposure to the U.S. dollar detracted from relative performance, as the currency depreciated against those of major trading partners.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$993,367	$996,412
5/31/15	$989,460	$994,012
6/30/15	$980,476	$983,174
7/31/15	$992,635	$990,008
8/31/15	$982,700	$988,586
9/30/15	$978,781	$995,273
10/31/15	$985,506	$995,439
11/30/15	$983,659	$992,809
12/31/15	$980,268	$989,601
1/31/16	$988,163	$1,003,219
2/29/16	$984,157	$1,010,335
3/31/16	$998,592	$1,019,605
4/30/16	$1,004,014	$1,023,519
5/31/16	$1,006,965	$1,023,781
6/30/16	$1,019,459	$1,042,177
7/31/16	$1,030,737	$1,048,765
8/31/16	$1,029,529	$1,047,566
9/30/16	$1,032,176	$1,046,952
10/31/16	$1,026,478	$1,038,944
11/30/16	$1,001,180	$1,014,369
12/31/16	$1,008,226	$1,015,800
1/31/17	$1,015,625	$1,017,793
2/28/17	$1,022,768	$1,024,634
3/31/17	$1,022,445	$1,024,097
4/30/17	$1,029,710	$1,032,000
5/31/17	$1,037,216	$1,039,943
6/30/17	$1,037,695	$1,038,896
7/31/17	$1,044,745	$1,043,367
8/31/17	$1,056,524	$1,052,726
9/30/17	$1,053,533	$1,047,712
10/31/17	$1,052,878	$1,048,319
11/30/17	$1,049,285	$1,046,973
12/31/17	$1,052,117	$1,051,778
1/31/18	$1,041,016	$1,039,665
2/28/18	$1,033,420	$1,029,809
3/31/18	$1,036,301	$1,036,414
4/30/18	$1,026,422	$1,028,705
5/31/18	$1,032,268	$1,036,047
6/30/18	$1,032,191	$1,034,773
7/31/18	$1,034,308	$1,035,019
8/31/18	$1,042,627	$1,041,679
9/30/18	$1,035,342	$1,034,971
10/31/18	$1,028,552	$1,026,792
11/30/18	$1,029,854	$1,032,921
12/31/18	$1,042,885	$1,051,898
1/31/19	$1,055,746	$1,063,068
2/28/19	$1,058,049	$1,062,452
3/31/19	$1,074,741	$1,082,853
4/30/19	$1,077,346	$1,083,130
5/31/19	$1,095,975	$1,102,358
6/30/19	$1,109,488	$1,116,201
7/31/19	$1,110,822	$1,118,657
8/31/19	$1,142,165	$1,147,643
9/30/19	$1,136,131	$1,141,531
10/31/19	$1,141,274	$1,144,969
11/30/19	$1,137,835	$1,144,386
12/31/19	$1,134,900	$1,143,588
1/31/20	$1,162,982	$1,165,596
2/29/20	$1,177,476	$1,186,575
3/31/20	$1,153,182	$1,179,592
4/30/20	$1,179,419	$1,200,561
5/31/20	$1,186,864	$1,206,151
6/30/20	$1,200,466	$1,213,749
7/31/20	$1,222,824	$1,231,878
8/31/20	$1,218,932	$1,221,935
9/30/20	$1,219,991	$1,221,265
10/31/20	$1,216,115	$1,215,812
11/30/20	$1,231,981	$1,227,742
12/31/20	$1,235,458	$1,229,433
1/31/21	$1,230,870	$1,220,618
2/28/21	$1,214,950	$1,202,992
3/31/21	$1,196,471	$1,187,971
4/30/21	$1,208,963	$1,197,356
5/31/21	$1,212,190	$1,201,268
6/30/21	$1,223,260	$1,209,708
7/31/21	$1,235,722	$1,223,233
8/31/21	$1,233,876	$1,220,905
9/30/21	$1,225,626	$1,210,334
10/31/21	$1,221,164	$1,210,000
11/30/21	$1,220,563	$1,213,580
12/31/21	$1,220,666	$1,210,475
1/31/22	$1,196,281	$1,184,396
2/28/22	$1,176,042	$1,171,183
3/31/22	$1,141,344	$1,138,645
4/30/22	$1,090,806	$1,095,436
5/31/22	$1,095,653	$1,102,499
6/30/22	$1,064,826	$1,085,203
7/31/22	$1,092,405	$1,111,719
8/31/22	$1,062,714	$1,080,306
9/30/22	$1,013,044	$1,033,630
10/31/22	$993,833	$1,020,242
11/30/22	$1,032,389	$1,057,762
12/31/22	$1,029,441	$1,052,991
1/31/23	$1,067,380	$1,085,385
2/28/23	$1,041,119	$1,057,322
3/31/23	$1,058,479	$1,084,180
4/30/23	$1,063,662	$1,090,751
5/31/23	$1,052,971	$1,078,874
6/30/23	$1,048,577	$1,075,027
7/31/23	$1,049,885	$1,074,277
8/31/23	$1,044,476	$1,067,415
9/30/23	$1,017,575	$1,040,290
10/31/23	$999,260	$1,023,873
11/30/23	$1,045,949	$1,070,241
12/31/23	$1,087,941	$1,111,209
1/31/24	$1,089,301	$1,108,157
2/29/24	$1,076,536	$1,092,501
3/31/24	$1,087,704	$1,102,589
4/30/24	$1,059,590	$1,074,739
5/31/24	$1,081,761	$1,092,959
6/30/24	$1,089,773	$1,103,307
7/31/24	$1,117,636	$1,129,077
8/31/24	$1,131,180	$1,145,301
9/30/24	$1,146,338	$1,160,636
10/31/24	$1,116,272	$1,131,854
11/30/24	$1,131,582	$1,143,821
12/31/24	$1,111,866	$1,125,101
1/31/25	$1,122,829	$1,131,070
2/28/25	$1,149,905	$1,155,956
3/31/25	$1,149,127	$1,156,391

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	5.65%	(0.07%)	1.40%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,616,507,000
Holdings Count | Holding	1,040
Advisory Fees Paid, Amount	$ 4,280,000
InvestmentCompanyPortfolioTurnover	391.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,616,507
# of Portfolio Holdings	1,040
Portfolio Turnover Rate	391%
Total Net Advisory Fees Paid During the Reporting Period	$4,280
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	52.0%
Corporate Bonds & Notes	29.4%
U.S. Treasury Obligations	21.8%
Asset-Backed Securities	13.1%
Non-Agency Mortgage-Backed Securities	9.2%
Sovereign Issues	8.1%
Municipal Bonds & Notes	0.5%
Preferred Securities	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(34.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.63% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.63% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026656
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund II
Class Name	Institutional Class
Trading Symbol	PMBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Fund II (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$167	1.62%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Long exposure to securitized credit, primarily commercial mortgage-backed securities ("MBS") and non-agency residential MBS, contributed to relative performance, as spreads tightened.

  Positions within corporate credit, primarily underweight exposure to investment-grade non-financials, contributed to relative performance, as spreads widened.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$996,294	$996,412
5/31/15	$989,932	$994,012
6/30/15	$983,345	$983,174
7/31/15	$992,227	$990,008
8/31/15	$983,230	$988,586
9/30/15	$983,625	$995,273
10/31/15	$985,828	$995,439
11/30/15	$983,311	$992,809
12/31/15	$980,569	$989,601
1/31/16	$989,247	$1,003,219
2/29/16	$991,934	$1,010,335
3/31/16	$1,006,554	$1,019,605
4/30/16	$1,012,843	$1,023,519
5/31/16	$1,014,481	$1,023,781
6/30/16	$1,032,682	$1,042,177
7/31/16	$1,042,484	$1,048,765
8/31/16	$1,040,673	$1,047,566
9/30/16	$1,044,343	$1,046,952
10/31/16	$1,037,599	$1,038,944
11/30/16	$1,010,992	$1,014,369
12/31/16	$1,018,081	$1,015,800
1/31/17	$1,023,674	$1,017,793
2/28/17	$1,032,761	$1,024,634
3/31/17	$1,032,712	$1,024,097
4/30/17	$1,041,971	$1,032,000
5/31/17	$1,050,485	$1,039,943
6/30/17	$1,049,280	$1,038,896
7/31/17	$1,054,274	$1,043,367
8/31/17	$1,067,056	$1,052,726
9/30/17	$1,061,450	$1,047,712
10/31/17	$1,062,313	$1,048,319
11/30/17	$1,060,305	$1,046,973
12/31/17	$1,065,550	$1,051,778
1/31/18	$1,052,149	$1,039,665
2/28/18	$1,044,301	$1,029,809
3/31/18	$1,049,995	$1,036,414
4/30/18	$1,043,420	$1,028,705
5/31/18	$1,050,323	$1,036,047
6/30/18	$1,052,134	$1,034,773
7/31/18	$1,052,475	$1,035,019
8/31/18	$1,060,906	$1,041,679
9/30/18	$1,053,174	$1,034,971
10/31/18	$1,045,695	$1,026,792
11/30/18	$1,050,679	$1,032,921
12/31/18	$1,068,749	$1,051,898
1/31/19	$1,081,500	$1,063,068
2/28/19	$1,082,998	$1,062,452
3/31/19	$1,102,877	$1,082,853
4/30/19	$1,103,439	$1,083,130
5/31/19	$1,123,708	$1,102,358
6/30/19	$1,136,200	$1,116,201
7/31/19	$1,139,029	$1,118,657
8/31/19	$1,169,613	$1,147,643
9/30/19	$1,161,772	$1,141,531
10/31/19	$1,164,360	$1,144,969
11/30/19	$1,162,459	$1,144,386
12/31/19	$1,159,355	$1,143,588
1/31/20	$1,185,633	$1,165,596
2/29/20	$1,206,940	$1,186,575
3/31/20	$1,189,427	$1,179,592
4/30/20	$1,212,075	$1,200,561
5/31/20	$1,219,007	$1,206,151
6/30/20	$1,233,528	$1,213,749
7/31/20	$1,250,122	$1,231,878
8/31/20	$1,246,209	$1,221,935
9/30/20	$1,248,302	$1,221,265
10/31/20	$1,240,762	$1,215,812
11/30/20	$1,253,505	$1,227,742
12/31/20	$1,256,102	$1,229,433
1/31/21	$1,249,848	$1,220,618
2/28/21	$1,229,658	$1,202,992
3/31/21	$1,213,276	$1,187,971
4/30/21	$1,224,982	$1,197,356
5/31/21	$1,227,560	$1,201,268
6/30/21	$1,237,861	$1,209,708
7/31/21	$1,253,234	$1,223,233
8/31/21	$1,249,360	$1,220,905
9/30/21	$1,239,154	$1,210,334
10/31/21	$1,236,652	$1,210,000
11/30/21	$1,240,643	$1,213,580
12/31/21	$1,237,077	$1,210,475
1/31/22	$1,213,770	$1,184,396
2/28/22	$1,199,754	$1,171,183
3/31/22	$1,161,351	$1,138,645
4/30/22	$1,116,648	$1,095,436
5/31/22	$1,119,794	$1,102,499
6/30/22	$1,099,721	$1,085,203
7/31/22	$1,125,160	$1,111,719
8/31/22	$1,094,810	$1,080,306
9/30/22	$1,047,683	$1,033,630
10/31/22	$1,029,019	$1,020,242
11/30/22	$1,066,919	$1,057,762
12/31/22	$1,062,319	$1,052,991
1/31/23	$1,097,858	$1,085,385
2/28/23	$1,074,074	$1,057,322
3/31/23	$1,098,672	$1,084,180
4/30/23	$1,104,280	$1,090,751
5/31/23	$1,094,227	$1,078,874
6/30/23	$1,092,339	$1,075,027
7/31/23	$1,091,355	$1,074,277
8/31/23	$1,085,275	$1,067,415
9/30/23	$1,059,025	$1,040,290
10/31/23	$1,040,724	$1,023,873
11/30/23	$1,087,619	$1,070,241
12/31/23	$1,130,515	$1,111,209
1/31/24	$1,132,422	$1,108,157
2/29/24	$1,117,913	$1,092,501
3/31/24	$1,128,648	$1,102,589
4/30/24	$1,100,777	$1,074,739
5/31/24	$1,121,533	$1,092,959
6/30/24	$1,132,000	$1,103,307
7/31/24	$1,157,954	$1,129,077
8/31/24	$1,174,073	$1,145,301
9/30/24	$1,191,286	$1,160,636
10/31/24	$1,162,420	$1,131,854
11/30/24	$1,177,377	$1,143,821
12/31/24	$1,159,319	$1,125,101
1/31/25	$1,168,620	$1,131,070
2/28/25	$1,196,212	$1,155,956
3/31/25	$1,197,288	$1,156,391

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.08%	0.13%	1.82%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 581,137,000
Holdings Count | Holding	666
Advisory Fees Paid, Amount	$ 1,407,000
InvestmentCompanyPortfolioTurnover	437.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$581,137
# of Portfolio Holdings	666
Portfolio Turnover Rate	437%
Total Net Advisory Fees Paid During the Reporting Period	$1,407
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	55.0%
U.S. Government Agencies	38.1%
Corporate Bonds & Notes	22.7%
Non-Agency Mortgage-Backed Securities	12.1%
Asset-Backed Securities	5.1%
Municipal Bonds & Notes	0.4%
Preferred Securities	0.4%
Short-Term Instruments	0.5%
Affiliated Investments	2.8%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(37.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 1.05% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 1.05% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000082492
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund II
Class Name	I-2
Trading Symbol	PMTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Fund II (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$163	1.58%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Long exposure to securitized credit, primarily commercial mortgage-backed securities ("MBS") and non-agency residential MBS, contributed to relative performance, as spreads tightened.

  Positions within corporate credit, primarily underweight exposure to investment-grade non-financials, contributed to relative performance, as spreads widened.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$996,213	$996,412
5/31/15	$989,767	$994,012
6/30/15	$983,102	$983,174
7/31/15	$991,880	$990,008
8/31/15	$982,808	$988,586
9/30/15	$983,122	$995,273
10/31/15	$985,237	$995,439
11/30/15	$982,645	$992,809
12/31/15	$979,815	$989,601
1/31/16	$988,410	$1,003,219
2/29/16	$991,022	$1,010,335
3/31/16	$1,005,545	$1,019,605
4/30/16	$1,011,742	$1,023,519
5/31/16	$1,013,295	$1,023,781
6/30/16	$1,031,391	$1,042,177
7/31/16	$1,041,093	$1,048,765
8/31/16	$1,039,197	$1,047,566
9/30/16	$1,042,771	$1,046,952
10/31/16	$1,035,955	$1,038,944
11/30/16	$1,009,306	$1,014,369
12/31/16	$1,016,292	$1,015,800
1/31/17	$1,021,794	$1,017,793
2/28/17	$1,030,788	$1,024,634
3/31/17	$1,030,647	$1,024,097
4/30/17	$1,039,808	$1,032,000
5/31/17	$1,048,216	$1,039,943
6/30/17	$1,046,923	$1,038,896
7/31/17	$1,051,821	$1,043,367
8/31/17	$1,064,484	$1,052,726
9/30/17	$1,058,802	$1,047,712
10/31/17	$1,059,575	$1,048,319
11/30/17	$1,057,486	$1,046,973
12/31/17	$1,062,625	$1,051,778
1/31/18	$1,049,174	$1,039,665
2/28/18	$1,041,268	$1,029,809
3/31/18	$1,046,854	$1,036,414
4/30/18	$1,040,216	$1,028,705
5/31/18	$1,047,010	$1,036,047
6/30/18	$1,048,595	$1,034,773
7/31/18	$1,048,848	$1,035,019
8/31/18	$1,057,152	$1,041,679
9/30/18	$1,049,369	$1,034,971
10/31/18	$1,041,828	$1,026,792
11/30/18	$1,046,704	$1,032,921
12/31/18	$1,064,621	$1,051,898
1/31/19	$1,077,235	$1,063,068
2/28/19	$1,078,643	$1,062,452
3/31/19	$1,098,349	$1,082,853
4/30/19	$1,098,819	$1,083,130
5/31/19	$1,118,907	$1,102,358
6/30/19	$1,131,260	$1,116,201
7/31/19	$1,133,981	$1,118,657
8/31/19	$1,164,327	$1,147,643
9/30/19	$1,156,433	$1,141,531
10/31/19	$1,158,911	$1,144,969
11/30/19	$1,156,923	$1,144,386
12/31/19	$1,153,737	$1,143,588
1/31/20	$1,179,786	$1,165,596
2/29/20	$1,200,898	$1,186,575
3/31/20	$1,183,377	$1,179,592
4/30/20	$1,205,818	$1,200,561
5/31/20	$1,212,616	$1,206,151
6/30/20	$1,226,964	$1,213,749
7/31/20	$1,243,360	$1,231,878
8/31/20	$1,239,370	$1,221,935
9/30/20	$1,241,349	$1,221,265
10/31/20	$1,233,744	$1,215,812
11/30/20	$1,246,316	$1,227,742
12/31/20	$1,248,783	$1,229,433
1/31/21	$1,242,469	$1,220,618
2/28/21	$1,222,304	$1,202,992
3/31/21	$1,205,916	$1,187,971
4/30/21	$1,217,442	$1,197,356
5/31/21	$1,219,907	$1,201,268
6/30/21	$1,230,042	$1,209,708
7/31/21	$1,245,209	$1,223,233
8/31/21	$1,241,258	$1,220,905
9/30/21	$1,231,016	$1,210,334
10/31/21	$1,228,426	$1,210,000
11/30/21	$1,232,290	$1,213,580
12/31/21	$1,228,636	$1,210,475
1/31/22	$1,205,393	$1,184,396
2/28/22	$1,191,381	$1,171,183
3/31/22	$1,153,146	$1,138,645
4/30/22	$1,108,658	$1,095,436
5/31/22	$1,111,691	$1,102,499
6/30/22	$1,091,675	$1,085,203
7/31/22	$1,116,835	$1,111,719
8/31/22	$1,086,617	$1,080,306
9/30/22	$1,039,749	$1,033,630
10/31/22	$1,021,144	$1,020,242
11/30/22	$1,058,669	$1,057,762
12/31/22	$1,054,008	$1,052,991
1/31/23	$1,089,183	$1,085,385
2/28/23	$1,065,505	$1,057,322
3/31/23	$1,089,809	$1,084,180
4/30/23	$1,095,289	$1,090,751
5/31/23	$1,085,226	$1,078,874
6/30/23	$1,083,258	$1,075,027
7/31/23	$1,082,204	$1,074,277
8/31/23	$1,076,087	$1,067,415
9/30/23	$1,049,970	$1,040,290
10/31/23	$1,031,741	$1,023,873
11/30/23	$1,078,153	$1,070,241
12/31/23	$1,120,582	$1,111,209
1/31/24	$1,122,383	$1,108,157
2/29/24	$1,107,916	$1,092,501
3/31/24	$1,118,461	$1,102,589
4/30/24	$1,090,752	$1,074,739
5/31/24	$1,111,219	$1,092,959
6/30/24	$1,121,504	$1,103,307
7/31/24	$1,147,124	$1,129,077
8/31/24	$1,162,970	$1,145,301
9/30/24	$1,179,920	$1,160,636
10/31/24	$1,151,229	$1,131,854
11/30/24	$1,165,947	$1,143,821
12/31/24	$1,147,968	$1,125,101
1/31/25	$1,157,077	$1,131,070
2/28/25	$1,184,309	$1,155,956
3/31/25	$1,185,281	$1,156,391

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	5.97%	0.03%	1.71%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 581,137,000
Holdings Count | Holding	666
Advisory Fees Paid, Amount	$ 1,407,000
InvestmentCompanyPortfolioTurnover	437.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$581,137
# of Portfolio Holdings	666
Portfolio Turnover Rate	437%
Total Net Advisory Fees Paid During the Reporting Period	$1,407
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	55.0%
U.S. Government Agencies	38.1%
Corporate Bonds & Notes	22.7%
Non-Agency Mortgage-Backed Securities	12.1%
Asset-Backed Securities	5.1%
Municipal Bonds & Notes	0.4%
Preferred Securities	0.4%
Short-Term Instruments	0.5%
Affiliated Investments	2.8%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(37.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.91% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.91% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000099804
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund IV
Class Name	Class A
Trading Symbol	PTUZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Fund IV (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	0.92%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Positions within corporate credit, primarily underweight exposure to investment-grade non-financials, contributed to relative performance, as spreads widened.

  Long exposure to securitized credit, primarily non-agency residential mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Short exposure to the British pound sterling detracted from relative performance, as the currency appreciated relative to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index
3/31/15	$9,624	$10,000
4/30/15	$9,584	$9,964
5/31/15	$9,531	$9,940
6/30/15	$9,418	$9,832
7/31/15	$9,501	$9,900
8/31/15	$9,411	$9,886
9/30/15	$9,390	$9,953
10/31/15	$9,448	$9,954
11/30/15	$9,442	$9,928
12/31/15	$9,418	$9,896
1/31/16	$9,490	$10,032
2/29/16	$9,460	$10,103
3/31/16	$9,612	$10,196
4/30/16	$9,653	$10,235
5/31/16	$9,660	$10,238
6/30/16	$9,799	$10,422
7/31/16	$9,899	$10,488
8/31/16	$9,886	$10,476
9/30/16	$9,912	$10,470
10/31/16	$9,856	$10,389
11/30/16	$9,636	$10,144
12/31/16	$9,672	$10,158
1/31/17	$9,719	$10,178
2/28/17	$9,786	$10,246
3/31/17	$9,781	$10,241
4/30/17	$9,860	$10,320
5/31/17	$9,938	$10,399
6/30/17	$9,942	$10,389
7/31/17	$9,990	$10,434
8/31/17	$10,098	$10,527
9/30/17	$10,062	$10,477
10/31/17	$10,064	$10,483
11/30/17	$10,038	$10,470
12/31/17	$10,079	$10,518
1/31/18	$9,967	$10,397
2/28/18	$9,884	$10,298
3/31/18	$9,909	$10,364
4/30/18	$9,810	$10,287
5/31/18	$9,886	$10,360
6/30/18	$9,885	$10,348
7/31/18	$9,892	$10,350
8/31/18	$9,953	$10,417
9/30/18	$9,883	$10,350
10/31/18	$9,816	$10,268
11/30/18	$9,838	$10,329
12/31/18	$9,966	$10,519
1/31/19	$10,094	$10,631
2/28/19	$10,114	$10,625
3/31/19	$10,285	$10,829
4/30/19	$10,298	$10,831
5/31/19	$10,501	$11,024
6/30/19	$10,635	$11,162
7/31/19	$10,636	$11,187
8/31/19	$10,958	$11,476
9/30/19	$10,888	$11,415
10/31/19	$10,948	$11,450
11/30/19	$10,908	$11,444
12/31/19	$10,890	$11,436
1/31/20	$11,151	$11,656
2/29/20	$11,311	$11,866
3/31/20	$10,989	$11,796
4/30/20	$11,153	$12,006
5/31/20	$11,224	$12,062
6/30/20	$11,375	$12,137
7/31/20	$11,547	$12,319
8/31/20	$11,532	$12,219
9/30/20	$11,540	$12,213
10/31/20	$11,486	$12,158
11/30/20	$11,622	$12,277
12/31/20	$11,647	$12,294
1/31/21	$11,607	$12,206
2/28/21	$11,445	$12,030
3/31/21	$11,293	$11,880
4/30/21	$11,399	$11,974
5/31/21	$11,432	$12,013
6/30/21	$11,517	$12,097
7/31/21	$11,645	$12,232
8/31/21	$11,616	$12,209
9/30/21	$11,516	$12,103
10/31/21	$11,488	$12,100
11/30/21	$11,501	$12,136
12/31/21	$11,473	$12,105
1/31/22	$11,265	$11,844
2/28/22	$11,143	$11,712
3/31/22	$10,782	$11,386
4/30/22	$10,359	$10,954
5/31/22	$10,395	$11,025
6/30/22	$10,203	$10,852
7/31/22	$10,430	$11,117
8/31/22	$10,164	$10,803
9/30/22	$9,730	$10,336
10/31/22	$9,570	$10,202
11/30/22	$9,941	$10,578
12/31/22	$9,911	$10,530
1/31/23	$10,233	$10,854
2/28/23	$9,987	$10,573
3/31/23	$10,218	$10,842
4/30/23	$10,264	$10,908
5/31/23	$10,165	$10,789
6/30/23	$10,127	$10,750
7/31/23	$10,152	$10,743
8/31/23	$10,091	$10,674
9/30/23	$9,846	$10,403
10/31/23	$9,665	$10,239
11/30/23	$10,112	$10,702
12/31/23	$10,516	$11,112
1/31/24	$10,510	$11,082
2/29/24	$10,372	$10,925
3/31/24	$10,474	$11,026
4/30/24	$10,220	$10,747
5/31/24	$10,404	$10,930
6/30/24	$10,492	$11,033
7/31/24	$10,742	$11,291
8/31/24	$10,869	$11,453
9/30/24	$11,014	$11,606
10/31/24	$10,742	$11,319
11/30/24	$10,878	$11,438
12/31/24	$10,707	$11,251
1/31/25	$10,788	$11,311
2/28/25	$11,039	$11,560
3/31/25	$11,027	$11,564

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.28%	0.07%	1.37%
Class A (including sales charge)	1.29%	(0.69%)	0.98%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 318,083,000
Holdings Count | Holding	715
Advisory Fees Paid, Amount	$ 742,000
InvestmentCompanyPortfolioTurnover	488.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$318,083
# of Portfolio Holdings	715
Portfolio Turnover Rate	488%
Total Net Advisory Fees Paid During the Reporting Period	$742
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	50.0%
Corporate Bonds & Notes	48.9%
U.S. Treasury Obligations	14.3%
Non-Agency Mortgage-Backed Securities	6.7%
Sovereign Issues	4.2%
Asset-Backed Securities	2.4%
Municipal Bonds & Notes	0.8%
Common Stocks	0.3%
Short-Term Instruments	0.5%
Affiliated Investments	1.4%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(29.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000099802
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund IV
Class Name	Institutional Class
Trading Symbol	PTUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Fund IV (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Positions within corporate credit, primarily underweight exposure to investment-grade non-financials, contributed to relative performance, as spreads widened.

  Long exposure to securitized credit, primarily non-agency residential mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Short exposure to the British pound sterling detracted from relative performance, as the currency appreciated relative to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$996,207	$996,412
5/31/15	$990,933	$994,012
6/30/15	$979,503	$983,174
7/31/15	$988,387	$990,008
8/31/15	$979,307	$988,586
9/30/15	$977,414	$995,273
10/31/15	$983,803	$995,439
11/30/15	$983,436	$992,809
12/31/15	$981,215	$989,601
1/31/16	$988,993	$1,003,219
2/29/16	$986,144	$1,010,335
3/31/16	$1,002,330	$1,019,605
4/30/16	$1,006,873	$1,023,519
5/31/16	$1,007,902	$1,023,781
6/30/16	$1,022,631	$1,042,177
7/31/16	$1,033,410	$1,048,765
8/31/16	$1,032,346	$1,047,566
9/30/16	$1,035,340	$1,046,952
10/31/16	$1,029,839	$1,038,944
11/30/16	$1,007,066	$1,014,369
12/31/16	$1,011,245	$1,015,800
1/31/17	$1,016,338	$1,017,793
2/28/17	$1,023,679	$1,024,634
3/31/17	$1,023,461	$1,024,097
4/30/17	$1,031,979	$1,032,000
5/31/17	$1,040,432	$1,039,943
6/30/17	$1,041,179	$1,038,896
7/31/17	$1,046,570	$1,043,367
8/31/17	$1,058,098	$1,052,726
9/30/17	$1,054,650	$1,047,712
10/31/17	$1,055,152	$1,048,319
11/30/17	$1,052,729	$1,046,973
12/31/17	$1,057,411	$1,051,778
1/31/18	$1,045,975	$1,039,665
2/28/18	$1,037,553	$1,029,809
3/31/18	$1,040,494	$1,036,414
4/30/18	$1,030,334	$1,028,705
5/31/18	$1,038,617	$1,036,047
6/30/18	$1,038,804	$1,034,773
7/31/18	$1,039,920	$1,035,019
8/31/18	$1,046,598	$1,041,679
9/30/18	$1,039,561	$1,034,971
10/31/18	$1,032,769	$1,026,792
11/30/18	$1,035,422	$1,032,921
12/31/18	$1,049,236	$1,051,898
1/31/19	$1,062,988	$1,063,068
2/28/19	$1,065,413	$1,062,452
3/31/19	$1,083,673	$1,082,853
4/30/19	$1,085,418	$1,083,130
5/31/19	$1,107,170	$1,102,358
6/30/19	$1,121,510	$1,116,201
7/31/19	$1,122,028	$1,118,657
8/31/19	$1,156,256	$1,147,643
9/30/19	$1,149,176	$1,141,531
10/31/19	$1,155,854	$1,144,969
11/30/19	$1,152,069	$1,144,386
12/31/19	$1,150,463	$1,143,588
1/31/20	$1,178,408	$1,165,596
2/29/20	$1,195,573	$1,186,575
3/31/20	$1,161,904	$1,179,592
4/30/20	$1,179,608	$1,200,561
5/31/20	$1,187,449	$1,206,151
6/30/20	$1,203,781	$1,213,749
7/31/20	$1,222,346	$1,231,878
8/31/20	$1,221,118	$1,221,935
9/30/20	$1,222,246	$1,221,265
10/31/20	$1,216,961	$1,215,812
11/30/20	$1,231,671	$1,227,742
12/31/20	$1,234,735	$1,229,433
1/31/21	$1,230,862	$1,220,618
2/28/21	$1,214,015	$1,202,992
3/31/21	$1,198,235	$1,187,971
4/30/21	$1,209,876	$1,197,356
5/31/21	$1,213,660	$1,201,268
6/30/21	$1,223,054	$1,209,708
7/31/21	$1,237,008	$1,223,233
8/31/21	$1,234,258	$1,220,905
9/30/21	$1,223,976	$1,210,334
10/31/21	$1,221,410	$1,210,000
11/30/21	$1,223,161	$1,213,580
12/31/21	$1,220,557	$1,210,475
1/31/22	$1,198,734	$1,184,396
2/28/22	$1,186,132	$1,171,183
3/31/22	$1,147,965	$1,138,645
4/30/22	$1,103,279	$1,095,436
5/31/22	$1,107,479	$1,102,499
6/30/22	$1,087,264	$1,085,203
7/31/22	$1,111,797	$1,111,719
8/31/22	$1,083,766	$1,080,306
9/30/22	$1,037,891	$1,033,630
10/31/22	$1,021,080	$1,020,242
11/30/22	$1,060,932	$1,057,762
12/31/22	$1,058,111	$1,052,991
1/31/23	$1,092,714	$1,085,385
2/28/23	$1,066,754	$1,057,322
3/31/23	$1,091,852	$1,084,180
4/30/23	$1,096,977	$1,090,751
5/31/23	$1,086,779	$1,078,874
6/30/23	$1,083,017	$1,075,027
7/31/23	$1,086,005	$1,074,277
8/31/23	$1,079,797	$1,067,415
9/30/23	$1,053,859	$1,040,290
10/31/23	$1,034,810	$1,023,873
11/30/23	$1,082,935	$1,070,241
12/31/23	$1,126,577	$1,111,209
1/31/24	$1,126,289	$1,108,157
2/29/24	$1,111,787	$1,092,501
3/31/24	$1,123,031	$1,102,589
4/30/24	$1,096,090	$1,074,739
5/31/24	$1,116,224	$1,092,959
6/30/24	$1,125,999	$1,103,307
7/31/24	$1,153,136	$1,129,077
8/31/24	$1,167,101	$1,145,301
9/30/24	$1,183,035	$1,160,636
10/31/24	$1,154,108	$1,131,854
11/30/24	$1,169,121	$1,143,821
12/31/24	$1,151,103	$1,125,101
1/31/25	$1,160,112	$1,131,070
2/28/25	$1,187,418	$1,155,956
3/31/25	$1,186,445	$1,156,391

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.65%	0.42%	1.72%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 318,083,000
Holdings Count | Holding	715
Advisory Fees Paid, Amount	$ 742,000
InvestmentCompanyPortfolioTurnover	488.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$318,083
# of Portfolio Holdings	715
Portfolio Turnover Rate	488%
Total Net Advisory Fees Paid During the Reporting Period	$742
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	50.0%
Corporate Bonds & Notes	48.9%
U.S. Treasury Obligations	14.3%
Non-Agency Mortgage-Backed Securities	6.7%
Sovereign Issues	4.2%
Asset-Backed Securities	2.4%
Municipal Bonds & Notes	0.8%
Common Stocks	0.3%
Short-Term Instruments	0.5%
Affiliated Investments	1.4%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(29.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).